Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2010	Feb. 18, 2011	Jun. 30, 2010
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2010
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Trading Symbol	NTRS
Entity Registrant Name	NORTHERN TRUST CORP
Entity Central Index Key	0000073124
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		242,099,960
Entity Public Float			$ 10,932,590,410

CONSOLIDATED BALANCE SHEET (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and Due from Banks	$ 2,818	$ 2,491.8
Federal Funds Sold and Securities Purchased under Agreements to Resell	160.1	250
Time Deposits with Banks	15,351.3	12,905.2
Federal Reserve Deposits and Other Interest-Bearing	10,924.6	14,973
Securities
Available for Sale	20,087.5	17,462.1
Held to Maturity	1,187.6	1,161.4
Trading Account	6.8	9.9
Total Securities	21,281.9	18,633.4
Loans and Leases
Commercial	11,613.4	11,715.7
Personal	16,518.6	16,090
Total Loans and Leases	28,132	27,805.7
Reserve for Credit Losses Assigned to Loans and Leases	(319.6)	(309.2)
Buildings and Equipment	504.5	543.5
Client Security Settlement Receivables	701.3	794.8
Goodwill	400.9	401.6
Other Assets	3,888.9	3,651.7
Total Assets	83,843.9	82,141.5
Deposits
Demand and Other Noninterest-Bearing	7,658.9	9,177.5
Savings and Money Market	14,208.7	15,044
Savings Certificates and Other Time	3,913	4,001.2
Non-U.S. Offices - Noninterest-Bearing	2,942.7	2,305.8
- Interest-Bearing	35,472.4	27,752.8
Total Deposits	64,195.7	58,281.3
Federal Funds Purchased	3,691.7	6,649.8
Securities Sold under Agreements to Repurchase	954.4	1,037.5
Other Borrowings	347.7	2,078.3
Senior Notes	1,896.1	1,551.8	[1],[2]
Long-Term Debt	2,729.3	2,837.8
Floating Rate Capital Debt	276.9	276.8
Other Liabilities	2,921.8	3,116.1
Total Liabilities	77,013.6	75,829.4
STOCKHOLDERS' EQUITY
Common Stock, $1.66 2/3 Par Value; Authorized 560,000,000 shares; Outstanding shares of 242,268,903 and 241,679,942	408.6	408.6
Additional Paid-in Capital	920	888.3
Retained Earnings	5,972.1	5,576
Accumulated Other Comprehensive Loss	(305.3)	(361.6)
Treasury Stock	(165.1)	(199.2)
Total Stockholders' Equity	6,830.3	6,312.1
Total Liabilities and Stockholders' Equity	$ 83,843.9	$ 82,141.5

[1]	Debt issue costs are recorded as an asset and amortized on a straight-line basis over the life of the Note.
[2]	Not redeemable prior to maturity.

CONSOLIDATED BALANCE SHEET (Parenthetical) (USD $) In Millions, except Share data	Dec. 31, 2010	Dec. 31, 2009
Held to Maturity, Fair value	$ 1,207.2	$ 1,185.7
Total Loans and Leases, unearned income	$ 456.8	$ 486
Common Stock, Par Value	$ 1.6667	$ 1.6667
Common Stock, Authorized	560,000,000	560,000,000
Common Stock, Outstanding	242,268,903	241,679,942
Treasury Stock, shares	2,902,621	3,491,582

CONSOLIDATED STATEMENT OF INCOME (USD $) In Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Noninterest Income
Trust, Investment and Other Servicing Fees	$ 2,081.9	$ 2,083.8	$ 2,134.9
Foreign Exchange Trading Income	382.2	445.7	616.2
Security Commissions and Trading Income	60.9	62.4	77
Treasury Management Fees	78.1	81.8	72.8
Gain on Visa Share Redemption			167.9
Other Operating Income	146.3	136.8	186.9
Investment Security Gains (Losses), net (1)	(20.4)	(23.4)	(56.3)
Total Noninterest Income	2,729	2,787.1	3,199.4
Net Interest Income
Interest Income	1,296.7	1,406	2,478.5
Interest Expense	378	406.2	1,399.4
Net Interest Income	918.7	999.8	1,079.1
Provision for Credit Losses	160	215	115
Net Interest Income after Provision for Credit Losses	758.7	784.8	964.1
Noninterest Expenses
Compensation	1,108	1,099.7	1,133.1
Employee Benefits	237.6	242.1	223.4
Outside Services	460.4	424.5	413.8
Equipment and Software Expense	287.1	261.1	241.2
Occupancy Expense	167.8	170.8	166.1
Visa Indemnification Benefits	(33)	(17.8)	(76.1)
Other Operating Expenses	270	136.3	786.3
Total Noninterest Expenses	2,497.9	2,316.7	2,887.8
Income before Income Taxes	989.8	1,255.2	1,275.7
Provision for Income Taxes	320.3	391	480.9
Net Income	669.5	864.2	794.8
Net Income Applicable to Common Stock	$ 669.5	$ 753.1	$ 782.8
Per Common Share
Net Income - Basic	$ 2.74	$ 3.18	$ 3.51
- Diluted	$ 2.74	$ 3.16	$ 3.47
Cash Dividends Declared	$ 1.12	$ 1.12	$ 1.12
Average Number of Common Shares Outstanding - Basic	242,028,776	235,511,879	221,446,382
- Diluted	242,502,531	236,416,029	224,053,430

CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Net Income	$ 669.5	$ 864.2	$ 794.8
Cumulative Effect Adjustment from New Accounting Standard		(9.5)
Other Comprehensive Income (Loss) (Net of Tax and Reclassifications)
Net Unrealized Gains (Losses) on Securities Available for Sale	28.2	180.7	(184.2)
Net Unrealized Gains (Losses) on Cash Flow Hedges	37.6	(5.5)	(17.7)
Foreign Currency Translation Adjustments	(18.3)	(1.5)	(8.4)
Pension and Other Postretirement Benefit Adjustments	8.8	(30.9)	(194.3)
Other Comprehensive Income (Loss)	56.3	133.3	(404.6)
Comprehensive Income	725.8	997.5	390.2
(1) Changes in Other-Than-Temporary Impairment (OTTI) Losses	(0.8)	(93.4)	(61.3)
Noncredit-related OTTI Losses Recorded in/ (Reclassified from) OCI	(20.4)	66.7
Other Security Gains (Losses), net	0.8	3.3	5
Investment Security Gains (Losses), net	$ (20.4)	$ (23.4)	$ (56.3)

CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (USD $) In Millions	PREFERRED STOCK	COMMON STOCK	ADDITIONAL PAID-IN CAPITAL	RETAINED EARNINGS	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	TREASURY STOCK	Total
Balance at January 1 at Dec. 31, 2007		$ 379.8	$ 69.1	$ 4,556.2	$ (90.3)	$ (405.7)
Preferred Stock Issuance, Series B	1,499.6
Change in Measurement Date of Postretirement Plans				(7.4)
Issuance of Warrant to Purchase Common Stock			76.4
Other Comprehensive Income (Loss)					(404.6)		(404.6)
Balance at January 1, as Adjusted				4,548.8
Net Income				794.8			794.8
Stock Options and Awards			(46.1)			214.3
Dividends Declared - Common Stock				(250.7)
Stock Options and Awards - Amortization			44.1
Stock Purchased						(75.1)
Stock Options and Awards - Tax Benefits			35				(35)
Discount Accretion - Preferred Stock	1.7			(1.7)
Balance at December 31 at Dec. 31, 2008	1,501.3	379.8	178.5	5,091.2	(494.9)	(266.5)	6,389.4
320-10 (Formerly, FSP FAS 115-2)				9.5	(9.5)
Common Stock Issuance		28.8	805.3
Redemption of Preferred Stock, Series B	(1,576)
Other Comprehensive Income (Loss)					142.8		133.3
Balance at January 1, as Adjusted				5,100.7
Repurchase of Warrant to Purchase Common Stock			(87)
Net Income				864.2			864.2
Stock Options and Awards			(39.1)			81.1
Dividends Declared - Common Stock				(267.6)
Stock Options and Awards - Amortization			26.4
Stock Purchased						(13.8)
Dividends Declared - Preferred Stock				(46.6)
Stock Options and Awards - Tax Benefits			4.2				(4.2)
Discount Accretion - Preferred Stock	74.7			(74.7)
Balance at December 31 at Dec. 31, 2009		408.6	888.3	5,576	(361.6)	(199.2)	6,312.1
Other Comprehensive Income (Loss)					56.3		56.3
Balance at January 1, as Adjusted				5,576
Net Income				669.5			669.5
Stock Options and Awards			(23.1)			41
Dividends Declared - Common Stock				(273.4)
Stock Options and Awards - Amortization			53.6
Stock Purchased						(6.9)
Stock Options and Awards - Tax Benefits			1.2				(1.2)
Balance at December 31 at Dec. 31, 2010		$ 408.6	$ 920	$ 5,972.1	$ (305.3)	$ (165.1)	$ 6,830.3

CONSOLIDATED STATEMENT OF CASH FLOWS (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income	$ 669.5	$ 864.2	$ 794.8
Adjustments to Reconcile Net Income to Net Cash Provided by Operating Activities:
Investment Security (Gains) Losses, net	20.4	23.4	56.3
Amortization and Accretion of Securities and Unearned Income	(55.5)	(50.4)	(20.3)
Provision for Credit Losses	160	215	115
Depreciation on Buildings and Equipment	93.5	95.7	87.6
Amortization of Computer Software	141.6	131.8	115
Amortization of Intangibles	14.4	16.2	17.8
Client Support Related Charges (Benefit)		(109.3)	320.3
Capital Support Agreement Payments		(204.8)
Increase (Decrease) in Accrued Income Taxes	153.5	61.4	(89.8)
Qualified Pension Plan Contributions	(68)	(175)	(110)
Visa Indemnification Benefit	(33)	(17.8)	(76.1)
Deferred Income Tax Provision	12.1	183.8	(190.9)
(Increase) Decrease in Receivables	(90.6)	65.3	81.5
Increase (Decrease) in Interest Payable	7.7	(13.8)	(1)
Changes in Derivative Instrument (Gains) Losses, net	(377.8)	126.4	(178.9)
Other Operating Activities, net	142.4	(197.4)	(66)
Net Cash Provided by (Used in) Operating Activities	790.2	1,014.7	855.3
CASH FLOWS FROM INVESTING ACTIVITIES:
Net (Increase) Decrease in Federal Funds Sold and Securities Purchased under Agreements to Resell	89.9	(81)	3,621.7
Net (Increase) Decrease in Time Deposits with Banks	(2,446.1)	3,815.8	4,539
Net (Increase) Decrease in Federal Reserve Deposits and Other Interest-Bearing Assets	4,048.4	(5,569.2)	(9,382.3)
Purchases of Securities - Held to Maturity	(448.6)	(220.9)	(194)
Proceeds from Maturity and Redemption of Securities - Held to Maturity	429.1	219.2	188.9
Purchases of Securities - Available for Sale	(14,697)	(14,053)	(15,324)
Proceeds from Sale, Maturity and Redemption of Securities - Available for Sale	11,432.5	11,925.9	8,267.1
Net Increase (Decrease) in Loans and Leases	(479.8)	2,832.7	(5,422.8)
Purchases of Buildings and Equipment, net	(90.5)	(132.6)	(102.3)
Purchases and Development of Computer Software	(220.6)	(181.6)	(205.7)
Net (Increase) Decrease in Client Security Settlement Receivables	93.5	(85.5)	(146.2)
Other Investing Activities, net	521.2	(148.4)	(186.6)
Net Cash Provided by (Used in) Investing Activities	(1,768)	(1,678.6)	(14,347.2)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net Increase (Decrease) in Deposits	5,914.4	(4,125.1)	11,193.3
Net Increase (Decrease) in Federal Funds Purchased	(2,958.1)	4,866.3	317.7
Net Decrease in Securities Sold under Agreements to Repurchase	(83.1)	(491.6)	(234.5)
Net Increase (Decrease) in Short-Term Other Borrowings	(573.3)	626.3	(1,809.1)
Proceeds from Term Federal Funds Purchased	19,045.6	17,933.4	1,989.9
Repayments of Term Federal Funds Purchased	(20,217.5)	(17,217.4)	(1,553.9)
Proceeds from Senior Notes & Long-Term Debt	1,142.7	500	1,864.8
Repayments of Senior Notes & Long-Term Debt	(918.3)	(422.4)	(867)
Treasury Stock Purchased	(5.9)	(10.7)	(68.3)
Net Proceeds from Stock Options	70.6	38.9	161.9
Cash Dividends Paid on Common Stock	(273.2)	(260.3)	(247.7)
Proceeds from Common Stock Issuance		834.1
Cash Dividends Paid on Preferred Stock		(46.6)
Redemption of Preferred Stock - Series B		(1,576)
Repurchase of Warrant to Purchase Common Stock		(87)
Proceeds from Preferred Stock - Series B and Warrant to Purchase Common Stock			1,576
Other Financing Activities, net	1.2	(140.7)	53
Net Cash Provided by (Used in) Financing Activities	1,145.1	421.2	12,376.1
Effect of Foreign Currency Exchange Rates on Cash	158.9	86.3	(157.6)
Increase (Decrease) in Cash and Due from Banks	326.2	(156.4)	(1,273.4)
Cash and Due from Banks at Beginning of Year	2,491.8	2,648.2	3,921.6
Cash and Due from Banks at End of Year	2,818	2,491.8	2,648.2
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest Paid	370.3	420	1,400.4
Income Taxes Paid	173.1	409.6	485.1
Transfers from Loans to OREO	$ 52.1	$ 26.2	$ 2.6

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2010
Summary of Significant Accounting Policies

Note 1 – Summary of Significant Accounting Policies

The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (GAAP) and reporting practices prescribed for the banking industry. A description of the more significant accounting policies follows:

A. Basis of Presentation. The consolidated financial statements include the accounts of Northern Trust Corporation (Corporation) and its wholly-owned subsidiary, The Northern Trust Company (Bank), and their wholly-owned subsidiaries. Throughout the notes, the term “Northern Trust” refers to the Corporation and its subsidiaries. Intercompany balances and transactions have been eliminated in consolidation. The consolidated statement of income includes results of acquired subsidiaries from the dates of acquisition.

B. Nature of Operations. The Corporation is a financial holding company under the Gramm-Leach-Bliley Act. The Bank is an Illinois banking corporation headquartered in Chicago and the Corporation’s principal subsidiary. The Corporation conducts business in the United States (U.S.) and internationally through the Bank, a national bank subsidiary, a federal savings bank subsidiary, trust companies, and various other U.S. and non-U.S. subsidiaries.

Northern Trust generates the majority of its revenues from its two primary business units: Corporate and Institutional Services (C&IS) and Personal Financial Services (PFS). Investment management services and products are provided to C&IS and PFS through a third business unit, Northern Trust Global Investments (NTGI). Operating and systems support for these business units is provided by a fourth business unit, Operations and Technology (O&T).

The C&IS business unit provides asset servicing, asset management, securities lending, brokerage, banking and related services to corporate and public retirement funds, foundations, endowments, fund managers, insurance companies, sovereign wealth and government funds. C&IS client relationships are managed through the Bank and the Bank’s and the Corporation’s other subsidiaries, including support from international locations in North America, Europe, the Middle East, and the Asia Pacific region.

The PFS business unit provides personal trust, investment management, custody, and philanthropic services; financial consulting; wealth management and family office services; guardianship and estate administration; brokerage services; and private and business banking. PFS focuses on high net worth individuals and families, business owners, executives, professionals, retirees, and established privately-held businesses in its target markets. PFS services are delivered through 78 offices in 18 U.S. states as well as offices in London and Guernsey.

C. Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

D. Foreign Currency Translation. Asset and liability accounts denominated in nonfunctional currencies are remeasured into functional currencies at period end rates of exchange, except for buildings and equipment which are remeasured at exchange rates in effect at the date of acquisition. Results from remeasurement of asset and liability accounts are reported in other operating income as non-trading foreign exchange gains and losses. Income and expense accounts are remeasured at period average rates of exchange.

Asset and liability accounts of entities with functional currencies that are not the U.S. dollar are translated at period end rates of exchange. Income and expense accounts are translated at period average rates of exchange. Translation adjustments, net of applicable taxes, are reported directly to accumulated other comprehensive income (AOCI), a component of stockholders’ equity.

E. Securities. Securities Available for Sale are reported at fair value, with unrealized gains and losses credited or charged, net of the tax effect, to AOCI. Realized gains and losses on securities available for sale are determined on a specific identification basis and are reported within other security gains (losses), net, in the consolidated statement of income. Interest income is recorded on the accrual basis, adjusted for the amortization of premium and accretion of discount.

Securities Held to Maturity consist of debt securities that management intends to, and Northern Trust has the ability to, hold until maturity. Such securities are reported at cost, adjusted for amortization of premium and accretion of discount. Interest income is recorded on the accrual basis adjusted for the amortization of premium and accretion of discount.

Securities Held for Trading are stated at fair value. Realized and unrealized gains and losses on securities held for trading are reported in the consolidated statement of income within security commissions and trading income.

Other-Than-Temporary Impairment. In April 2009, the Financial Accounting Standards Board (FASB) issued a new accounting standard which amended the recognition guidance for other-than-temporary impairments (OTTI) of debt securities and expanded the financial statement disclosures required for OTTI of debt and equity securities. Northern Trust adopted the new standard in the second quarter of 2009.

Under the new standard, a security is considered to be other-than-temporarily impaired if the present value of cash flows expected to be collected are less than the security’s amortized cost basis (the difference being defined as the credit loss) or if the fair value of the security is less than the security’s amortized cost basis and the investor intends, or more-likely-than-not will be required, to sell the security before recovery of the security’s amortized cost basis. If an OTTI exists, the charge to earnings is limited to the amount of credit loss if the investor does not intend to sell the security, and it is more-likely-than-not that it will not be required to sell the security, before recovery of the security’s amortized cost basis. Any remaining difference between fair value and amortized cost is recognized in AOCI, net of applicable taxes. Otherwise, the entire difference between fair value and amortized cost is charged to earnings.

Security impairment reviews are conducted quarterly to identify and evaluate securities that have indications of possible OTTI. The determination as to whether a security’s decline in fair value is other-than-temporary takes into consideration numerous factors and the relative significance of any single factor can vary by security. Factors Northern Trust considers in determining whether impairment is other-than-temporary include, but are not limited to, the length of time which the security has been impaired; the severity of the impairment; the cause of the impairment; the financial condition and near-term prospects of the issuer; activity in the market of the issuer which may indicate adverse credit conditions; and Northern Trust’s ability and intent not to sell, and the likelihood that it will not be required to sell, the security for a period of time sufficient to allow for the recovery of the security’s amortized cost basis.

F. Derivative Financial Instruments. Northern Trust is a party to various derivative instruments that are used in the normal course of business to meet the needs of its clients; as part of its trading activity for its own account; and as part of its risk management activities. These instruments include foreign exchange contracts, interest rate contracts, and credit default swap contracts. Derivative financial instruments are recorded on the consolidated balance sheet at fair value within other assets and liabilities. Derivative asset and liability positions with the same counterparty are reflected on a net basis in cases where legally enforceable master netting agreements exist. Derivative assets and liabilities are further reduced by cash collateral received from, and deposited with, derivative counterparties. The accounting for changes in the fair value of a derivative in the consolidated statement of income depends on whether or not the contract has been designated as a hedge and qualifies for hedge accounting under GAAP. Derivative financial instruments are recorded on the consolidated cash flow statement within Changes in Derivative Instrument Gains/Losses, net.

Changes in the fair value of client and trading derivative instruments and derivatives entered into for risk management purposes that have not been designated as hedges are recognized currently in either foreign exchange trading or other operating income. Certain derivative instruments used by Northern Trust to manage risk are formally designated and qualify for hedge accounting as fair value, cash flow, or net investment hedges.

Derivatives designated as fair value hedges are used to limit Northern Trust’s exposure to changes in the fair value of assets and liabilities due to movements in interest rates. Changes in the fair value of fair value hedges are recognized currently in income. For substantially all fair value hedges, Northern Trust applies the “shortcut” method of accounting, available under GAAP, which assumes there is no ineffectiveness in a hedge. As a result, changes recorded in the fair value of the hedged item are equal to the offsetting gain or loss on the derivative and are reflected in the same line item. For fair value hedges that do not qualify for the “shortcut” method of accounting, Northern Trust utilizes regression analysis, a “long-haul” method of accounting, in assessing whether these hedging relationships are highly effective at inception and quarterly thereafter.

Derivatives designated as cash flow hedges are used to minimize the variability in cash flows of earning assets or forecasted transactions caused by movements in interest or foreign exchange rates. The effective portion of changes in the fair value of a cash flow hedge is recognized in AOCI. When the hedged forecasted transaction impacts earnings, balances in AOCI are reclassified to the same income or expense classification as the hedged item. Northern Trust applies the “shortcut” method of accounting for cash flow hedges of available for sale securities. For cash flow hedges of forecasted foreign currency denominated revenue and expenditure transactions, Northern Trust closely matches all terms of the hedged item and the hedging derivative at inception and on an ongoing basis which limits hedge ineffectiveness. To the extent all terms are not perfectly matched, effectiveness is assessed using the dollar-offset method and any ineffectiveness is measured using the hypothetical derivative method. Any ineffectiveness is recognized currently in earnings.

Foreign exchange contracts and qualifying non-derivative instruments designated as net investment hedges are used to minimize Northern Trust’s exposure to variability in the foreign currency translation of net investments in non-U.S. branches and subsidiaries. The effective portion of changes in the fair value of the hedging instrument is recognized in AOCI consistent with the related translation gains and losses. For net investment hedges, all critical terms of the hedged item and the hedging instrument are matched at inception and on an ongoing basis to eliminate hedge ineffectiveness.

Fair value, cash flow, and net investment hedge derivatives are designated and formally documented as such contemporaneous with the transaction. The formal documentation describes the hedge relationship and identifies the hedging instruments and hedged items. Included in the documentation is a discussion of the risk management objectives and strategies for undertaking such hedges, as well as a description of the method for assessing hedge effectiveness at inception and on an ongoing basis. For hedges that do not qualify for the “shortcut” method of accounting, a formal assessment is performed on a calendar quarter basis to verify that derivatives used in hedging transactions continue to be highly effective in offsetting the changes in fair value or cash flows of the hedged item. Hedge accounting is discontinued if a derivative ceases to be highly effective, is terminated or sold, or if Northern Trust removes the derivative’s hedge designation. Subsequent gains and losses on these derivatives are included in foreign exchange trading or other operating income. For discontinued cash flow hedges, the accumulated gain or loss on the derivative remains in AOCI and is reclassified to earnings in the period in which the previously hedged forecasted transaction impacts earnings or is no longer probable of occurring. For discontinued fair value hedges, the accumulated gain or loss on the hedged item is amortized over the remaining life of the hedged item.

G. Loans and Leases. Loans and leases are recognized assets that represent a contractual right to receive money either on demand or on fixed or determinable dates. Effective December 31, 2010, Northern Trust adopted the disclosure requirements of the FASB’s Accounting Standards Update (ASU) 2010-20, “Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses” (ASU 2010-20). Consistent with this new standard, loans and leases have been disaggregated for disclosure purposes by portfolio segment (segment) and by class. Segment is defined under the standard as the level at which management develops and documents a systematic methodology to determine the reserve for credit losses. Northern Trust has defined its segments as commercial and personal. Class of loans and leases is defined as a subset of the segment that has similar risk characteristics; measurement attributes or risk monitoring method. The classes within the commercial segment have been defined as commercial and institutional, commercial real estate, lease financing, non-US and other. The classes within the personal segment have been defined as residential real estate, private client and other.

Loans that are held for investment are reported at the principal amount outstanding, net of unearned income. Residential real estate loans classified as held for sale are reported at the lower of aggregate cost or fair value. Loan commitments for residential real estate loans that will be classified as held for sale at the time of funding and which have an interest-rate lock are recorded on the balance sheet at fair value with subsequent gains or losses recognized as other income. Unrealized gains on these loan commitments are reported as other assets, with unrealized losses reported as other liabilities. Other unfunded loan commitments that are not held for sale are carried at the amount of unamortized fees with a reserve for credit loss liability recognized for any probable losses.

Interest income on loans is recorded on an accrual basis unless, in the opinion of management, there is a question as to the ability of the debtor to meet the terms of the loan agreement, or interest or principal is more than 90 days contractually past due and the loan is not well-secured and in the process of collection. Loans are considered past due if the required principal or interest payments have not been received as of the date such payments are due according to the contractual terms of the agreement. At the time a loan is determined to be nonperforming, interest accrued but not collected is reversed against interest income of the current period and the loan is classified as nonperforming. Loans are returned to performing status when factors indicating doubtful collectability no longer exist. Interest collected on nonperforming loans is applied to principal unless, in the opinion of management, collectability of principal is not in doubt.

A loan is considered to be impaired when, based on current information and events, management determines that it is probable that Northern Trust will be unable to collect all amounts due according to the contractual terms of the loan agreement. A loan is also considered to be impaired if its terms have been modified as a concession resulting from the debtor’s financial difficulties, referred to as a troubled debt restructuring. All troubled debt restructurings are considered impaired loans in the calendar year of their restructuring. In subsequent years, a troubled debt restructuring may cease being classified as impaired if the loan was modified at a market rate and has performed according to the modified terms for at least six months. A loan that has been modified at a below market rate will return to performing status if it satisfies the six month performance requirement; however, it will remain classified as impaired. Impaired loans are measured based upon the loan’s market price, the present value of expected future cash flows, discounted at the loan’s effective interest rate, or at the fair value of the collateral if the loan is collateral dependent. If the loan valuation is less than the recorded value of the loan, based on the certainty of loss, either a specific reserve is established, or a charge-off is recorded, for the difference. Smaller balance (individually less than  $250,000) homogeneous loans are collectively evaluated for impairment and excluded from impaired loan disclosures in accordance with applicable accounting standards. Northern Trust’s accounting policies for impaired loans is consistent across all classes of loans and leases.

Premiums and discounts on loans are recognized as an adjustment of yield using the interest method based on the contractual terms of the loan. Certain direct origination costs and fees are netted and deferred over the life of the related loan as an adjustment to the loan’s yield.

Unearned lease income from direct financing and leveraged leases is recognized using the interest method. This method provides a constant rate of return on the unrecovered investment over the life of the lease. The rate of return and the allocation of income over the lease term are recalculated from the inception of the lease if during the lease term assumptions regarding the amount or timing of estimated cash flows change. Lease residual values are established at the inception of the lease based on in-house valuations and market analyses provided by outside parties. Lease residual values are reviewed at least annually for other-than-temporary impairment. A decline in the estimated residual value of a leased asset determined to be other-than-temporary would be recorded in the period in which the decline is identified as a reduction of interest income for leveraged leases and a reduction of other operating income for direct financing leases.

H. Reserve for Credit Losses. The reserve for credit losses represents management’s estimate of probable losses which have occurred as of the date of the consolidated financial statements. The loan and lease portfolio and other lending related credit exposures are regularly reviewed to evaluate the adequacy of the reserve for credit losses. In determining the level of the reserve, Northern Trust evaluates the reserve necessary for impaired loans and also estimates losses inherent in other credit exposures. The result is a reserve with the following components:

Specific Reserve. The amount of specific reserves is determined through an individual evaluation of loans and lending-related commitments considered impaired that is based on expected future cash flows, the value of collateral, and other factors that may impact the borrower’s ability to pay. For impaired loans where the amount of specific reserves, if any, is determined based on the value of the underlying real estate collateral, third-party appraisals are typically obtained and utilized by management. These appraisals are generally less than twelve months old and are subject to adjustments to reflect management’s judgment as to the realizable value of the collateral.

Inherent Reserve. The amount of inherent loss reserves is based primarily on reserve factors which incorporate management’s evaluation of historical charge-off experience and various qualitative factors such as management’s evaluation of economic and business conditions and changes in the character and size of the loan portfolio. Reserve factors are applied to loan and lease credit exposures aggregated by shared risk characteristics and are reviewed quarterly by Northern Trust’s Loan Loss Reserve Committee which includes representatives from Credit Policy, business unit management, and Corporate Financial Management.

Loans, leases and other extensions of credit deemed uncollectible are charged to the reserve for credit losses. Subsequent recoveries, if any, are credited to the reserve. The provision for credit losses, which is charged to income, is the amount necessary to adjust the reserve for credit losses to the level determined through the above process. Actual losses may vary from current estimates and the amount of the provision for credit losses may be either greater than or less than actual net charge-offs.

Northern Trust analyzes its exposure to credit losses from both on-balance sheet and off-balance sheet activity using a consistent methodology. In estimating the reserve for credit losses for undrawn loan commitments and standby letters of credit, management uses conversion rates to determine the amount that will be funded. Reserve factors based on historical loss experience and specific risk characteristics of the loan product are utilized to calculate inherent losses related to unfunded commitments and standby letters of credit as of the reporting date. The portion of the reserve assigned to loans and leases is reported as a contra asset, directly following loans and leases in the consolidated balance sheet. The portion of the reserve assigned to unfunded commitments and standby letters of credit is reported in other liabilities in the consolidated balance sheet.

I. Standby Letters of Credit. Fees on standby letters of credit are recognized in other operating income on the straight-line method over the lives of the underlying agreements. Northern Trust’s recorded liability for standby letters of credit, reflecting the obligation it has undertaken, is measured as the amount of unamortized fees on these instruments.

J. Buildings and Equipment. Buildings and equipment owned are carried at original cost less accumulated depreciation. The charge for depreciation is computed on the straight-line method based on the following range of lives: buildings – 10 to 30 years; equipment – 3 to 10 years; and leasehold improvements – the shorter of the lease term or 15 years. Leased properties meeting certain criteria are capitalized and amortized using the straight-line method over the lease period.

K. Other Real Estate Owned (OREO). OREO is comprised of commercial and residential real estate properties acquired in partial or total satisfaction of loans. OREO assets are carried at the lower of cost or fair value less estimated costs to sell and are recorded in other assets in the consolidated balance sheet. Fair value is based on third-party appraisals. Appraisals of OREO properties are updated on an annual basis and are subject to adjustments to reflect management’s judgment as to the realizable value of the properties. Losses identified at the time of acquisition of such properties are charged against the reserve for credit losses assigned to loans and leases. Subsequent write-downs that may be required to the carrying value of these assets and gains or losses realized from asset sales are recorded within other operating expenses.

L. Goodwill and Other Intangible Assets. Goodwill is not subject to amortization. Separately identifiable acquired intangible assets with finite lives are amortized over their estimated useful lives, primarily on a straight-line basis. Purchased software and allowable internal costs, including compensation relating to software developed for internal use, are capitalized. Software is amortized using the straight-line method over the estimated useful lives of the assets, generally ranging from 3 to 10 years.

Goodwill and other intangible assets are reviewed for impairment on an annual basis or more frequently if events or changes in circumstances indicate the carrying amounts may not be recoverable.

M. Assets Under Custody and Assets Under Management. Assets held in fiduciary or agency capacities are not included in the consolidated balance sheet, since such items are not assets of Northern Trust.

N. Trust, Investment and Other Servicing Fees. Trust, investment and other servicing fees are recorded on the accrual basis, over the period in which the service is provided. Fees are a function of the market value of assets custodied, managed and serviced, the volume of transactions, securities lending volume and spreads, and fees for other services rendered, as set forth in the underlying client agreement. This revenue recognition involves the use of estimates and assumptions, including components that are calculated based on estimated asset valuations and transaction volumes.

Securities lending fees have been impacted by Northern Trust’s share of unrealized investment gains and losses in one investment fund that is used in securities lending activities and accounted for at fair value. As of September 30, 2010, securities in the mark-to-market fund had been sold with the proceeds reinvested into a short duration fund, eliminating the mark-to-market impact on securities lending revenue in future periods. Certain investment management fee arrangements also may provide performance fees that are based on client portfolio returns exceeding predetermined levels. Northern Trust adheres to a policy in which it does not record any performance-based fee income until the end of the contract period, thereby eliminating the potential that revenue will be recognized in one quarter and reversed in a future quarter. Therefore, Northern Trust does not record any revenue under incentive fee programs that is at risk due to future performance contingencies. These arrangements often contain similar terms for the payment of performance-based fees to sub-advisors. The accounting for these performance-based expenses matches the treatment for the related performance-based revenues.

Client reimbursed out-of-pocket expenses that are an extension of existing services that are being rendered are recorded on a gross basis as revenue.

O. Client Security Settlement Receivables. These receivables represent other collection items presented on behalf of custody clients and settled through withdrawals from short term investment funds on a next day basis.

P. Income Taxes. Northern Trust follows an asset and liability approach to account for income taxes. The objective is to recognize the amount of taxes payable or refundable for the current year, and to recognize deferred tax assets and liabilities resulting from temporary differences between the amounts reported in the financial statements and the tax bases of assets and liabilities. The measurement of tax assets and liabilities is based on enacted tax laws and applicable tax rates.

Tax positions taken or expected to be taken on a tax return are evaluated based on their likelihood of being sustained upon examination by tax authorities. Only tax positions that are considered more-likely-than-not to be sustained are recorded in the consolidated financial statements. Northern Trust recognizes any interest and penalties related to unrecognized tax benefits in the provision for income taxes.

Q. Cash Flow Statements. Cash and cash equivalents have been defined as “Cash and Due from Banks”.

R. Pension and Other Postretirement Benefits. Northern Trust records the funded status of its defined benefit pension and other postretirement plans on the consolidated balance sheet. Prepaid pension benefits are reported in other assets and unfunded pension and postretirement benefit liabilities are reported in other liabilities. Plan assets and benefit obligations are measured annually at December 31. Pension costs are recognized ratably over the estimated working lifetime of eligible participants.

S. Share-Based Compensation Plans. Northern Trust recognizes as compensation expense the grant-date fair value of stock options and other equity-based compensation granted to employees within the consolidated income statement using a fair-value-based method. The fair values of stock and stock unit awards, including performance stock unit awards and director awards, are based on the price of the Corporation’s stock on the date of grant. The fair value of stock options is estimated on the date of grant using the Black-Scholes option pricing model. The model utilizes weighted-average assumptions regarding the period of time that options granted are expected to be outstanding (expected term) based primarily on the historical exercise behavior attributable to previous option grants, the estimated yield from dividends paid on the Corporation’s stock over the expected term of the options, the expected volatility of Northern Trust’s stock price over a period equal to the expected term of the options, and a risk free interest rate based on the U.S. Treasury yield curve at the time of grant for a period equal to the expected term of the options granted.

Compensation expense for share-based award grants with terms that provide for a graded vesting schedule, whereby portions of the award vest in increments over the requisite service period, are recognized on a straight-line basis over the requisite service period for the entire award. Northern Trust does not include an estimate of future forfeitures in its recognition of share-based compensation as historical forfeitures have not been significant. Share-based compensation is adjusted based on forfeitures as they occur. Dividend equivalents are paid on stock units on a current basis prior to vesting and distribution. Cash flows resulting from the realization of tax deductions from the exercise of stock options in excess of the compensation cost recognized (excess tax benefits) are classified as financing cash flows.

T. Securities Purchased Under Agreements to Resell and Securities Sold Under Agreements to Repurchase. Securities purchased under agreements to resell and securities sold under agreements to repurchase are accounted for as collateralized financings and recorded at the amounts at which the securities were acquired or sold plus accrued interest. To minimize any potential credit risk associated with these transactions, the fair value of the securities purchased or sold is monitored, limits are set on exposure with counterparties, and the financial condition of counterparties is regularly assessed. It is Northern Trust’s policy to take possession of securities purchased under agreements to resell.

Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2010
Recent Accounting Pronouncements

Note 2 – Recent Accounting Pronouncements

In July 2010, the FASB issued ASU 2010-20, “Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses”. ASU 2010-20 requires loans and leases to be disclosed by segment and class, each as defined within the standard, and requires a greater level of disaggregated information about the credit quality of loans and leases and the reserves for credit losses, including increased disclosure of credit quality indicators, past due information, and modifications of loans and leases. Disclosures required by ASU 2010-20 that relate to period end information are effective for interim and annual reporting periods ending on or after December 15, 2010 and are presented in Note 5 – Loans and Leases and Note 6 – Reserve for Credit Losses. Disclosures regarding activity during a reporting period are effective for interim and annual reporting periods beginning on or after December 15, 2010. Disclosure requirements included within ASU 2010-20 regarding troubled debt restructurings were deferred by the FASB. Since ASU 2010-20 addresses financial statement disclosures only, adoption of this standard effective December 31, 2010 did not impact Northern Trust’s consolidated financial position or results of operations.

Securities	12 Months Ended
Dec. 31, 2010
Securities

Note 3 – Securities

Securities Available for Sale. The following tables summarize the amortized cost, fair values, and remaining maturities of securities available for sale.

RECONCILIATION OF AMORTIZED COST TO FAIR VALUES OF SECURITIES AVAILABLE FOR SALE

	DECEMBER 31, 2010
(In Millions)	AMORTIZED COST	GROSS UNREALIZED GAINS	GROSS UNREALIZED LOSSES	FAIR VALUE
U.S. Government	$667.2	$1.0	$9.8	$658.4
Obligations of States and Political Subdivisions	35.4	.9	–	36.3
Government Sponsored Agency	11,937.0	47.0	13.3	11,970.7
Corporate Debt	2,547.7	7.8	1.5	2,554.0
Non-U.S. Government Debt	440.6	–	–	440.6
Residential Mortgage-Backed	308.0	.9	54.3	254.6
Other Asset-Backed	1,606.5	1.5	2.3	1,605.7
Certificates of Deposit	1,402.5	–	–	1,402.5
Auction Rate	357.0	14.2	3.4	367.8
Other	796.4	4.2	3.7	796.9

Total	$20,098.3	$77.5	$88.3	$20,087.5

	DECEMBER 31, 2009
(In Millions)	AMORTIZED COST	GROSS UNREALIZED GAINS	GROSS UNREALIZED LOSSES	FAIR VALUE
U.S. Government	$74.0	$–	$–	$74.0
Obligations of States and Political Subdivisions	45.6	1.4	–	47.0
Government Sponsored Agency	12,278.9	58.9	12.4	12,325.4
Corporate Debt	2,820.2	7.7	5.8	2,822.1
Non-U.S. Government Debt	80.6	–	–	80.6
Residential Mortgage-Backed	439.7	–	125.7	314.0
Other Asset-Backed	1,183.8	.5	3.0	1,181.3
Auction Rate	409.7	18.2	.2	427.7
Other	190.0	–	–	190.0

Total	$17,522.5	$86.7	$147.1	$17,462.1

REMAINING MATURITY OF SECURITIES AVAILABLE FOR SALE

	DECEMBER 31, 2010
(In Millions)	AMORTIZED COST	FAIR VALUE
Due in One Year or Less	$9,113.6	$9,100.9
Due After One Year Through Five Years	10,047.9	10,055.2
Due After Five Years Through Ten Years	569.4	568.1
Due After Ten Years	181.9	177.8
Other Securities Without Stated Maturities	185.5	185.5

Total	$20,098.3	$20,087.5

Asset-backed and government sponsored agency mortgage-backed securities are included in the above table taking into account anticipated future prepayments.

Auction Rate Securities Purchase Program. Although not obligated to do so, in 2008 Northern Trust purchased at par value certain illiquid auction rate securities held for clients under investment discretion or that were acquired by clients from Northern Trust’s affiliated broker/dealer. A  $54.6 million charge was recorded in 2008 within other operating expenses reflecting differences between the securities’ par values and estimated purchase date fair values. Purchased securities were designated as available for sale and subsequent to their purchase are reported at fair value with unrealized gains and losses credited or charged, net of the tax effect, to AOCI.

Federal Reserve and Federal Home Loan Bank Stock. Stock in Federal Reserve and Federal Home Loan Banks, included at cost within other securities available for sale above, totaled  $42.5 million and  $143.0 million, respectively, as of December 31, 2010, and  $42.6 million and  $147.0 million, respectively, as of December 31, 2009. Since October 2007, the Federal Home Loan Bank of Chicago (FHLBC) has been under a consensual cease and desist order with its regulator, the Federal Housing Finance Agency (FHFA). Under the terms of the order, capital stock repurchases, redemptions of FHLBC stock, and dividend declarations are subject to prior written approval from the FHFA, and the FHLBC has not declared or paid a dividend since the third quarter of 2007 through December 31, 2010. FHLBC stock totaled  $66.6 million and  $65.8 million at December 31, 2010 and 2009, respectively, all of which management believes will ultimately be recovered. On February 1, 2011, the FHLBC announced that its Board of Directors had declared, and the FHFA had approved, the payment in February 2011 of a nominal cash dividend.

Securities Held to Maturity. The following tables summarize the amortized cost, fair values and remaining maturities of securities held to maturity.

RECONCILIATION OF AMORTIZED COST TO FAIR VALUES OF SECURITIES HELD TO MATURITY

	DECEMBER 31, 2010
(In Millions)	AMORTIZED COST	GROSS UNREALIZED GAINS	GROSS UNREALIZED LOSSES	FAIR VALUE
Obligations of States and Political Subdivisions	$635.0	$26.2	$.4	$660.8
Government Sponsored Agency	169.3	4.6	.2	173.7
Other	383.3	–	10.6	372.7

Total	$1,187.6	$30.8	$11.2	$1,207.2

	DECEMBER 31, 2009
(In Millions)	AMORTIZED COST	GROSS UNREALIZED GAINS	GROSS UNREALIZED LOSSES	FAIR VALUE
Obligations of States and Political Subdivisions	$692.6	$34.5	$.6	$726.5
Government Sponsored Agency	114.6	2.4	.2	116.8
Other	354.2	–	11.8	342.4

Total	$1,161.4	$36.9	$12.6	$1,185.7

REMAINING MATURITY OF SECURITIES HELD TO MATURITY

	DECEMBER 31, 2010
(In Millions)	AMORTIZED COST	FAIR VALUE
Due in One Year or Less	$204.8	$206.0
Due After One Year Through Five Years	547.7	560.3
Due After Five Years Through Ten Years	397.7	407.2
Due After Ten Years	37.4	33.7

Total	$1,187.6	$1,207.2

Government sponsored agency mortgage-backed securities are included in the above table taking into account anticipated future prepayments.

Investment Security Gains and Losses. Losses totaling  $21.2 million,  $26.7 million and  $61.3 million were recognized in 2010, 2009 and 2008, respectively, in connection with the write-down of residential mortgage-backed securities that were determined to be other-than-temporarily impaired. Realized security gains totaled  $.8 million,  $3.3 million, and  $5.0 million in 2010, 2009, and 2008, respectively.

Securities with Unrealized Losses. The following tables provide information regarding securities that have been in a continuous unrealized loss position for less than 12 months, and for 12 months or longer, as of December 31, 2010 and December 31, 2009.

Securities with Unrealized Losses as of December 31, 2010	LESS THAN 12 MONTHS		12 MONTHS OR LONGER		TOTAL
(In Millions)	FAIR VALUE	UNREALIZED LOSSES	FAIR VALUE	UNREALIZED LOSSES	FAIR VALUE	UNREALIZED LOSSES
U.S. Government	$492.9	$9.8	$–	$–	$492.9	$9.8
Obligations of States and Political Subdivisions	3.0	–	3.2	.4	6.2	.4
Government Sponsored Agency	980.7	11.0	328.7	2.5	1,309.4	13.5
Corporate Debt	930.6	1.1	475.2	.4	1,405.8	1.5
Residential Mortgage-Backed	–	–	248.8	54.3	248.8	54.3
Other Asset-Backed	513.5	2.2	27.0	.1	540.5	2.3
Auction Rate	77.6	3.3	.7	.1	78.3	3.4
Other	482.2	6.8	36.5	7.5	518.7	14.3

Total	$3,480.5	$34.2	$1,120.1	$65.3	$4,600.6	$99.5

Securities with Unrealized Losses as of December 31, 2009	LESS THAN 12 MONTHS		12 MONTHS OR LONGER		TOTAL
(In Millions)	FAIR VALUE	UNREALIZED LOSSES	FAIR VALUE	UNREALIZED LOSSES	FAIR VALUE	UNREALIZED LOSSES
Obligations of States and Political Subdivisions	$7.7	$.2	$2.6	$.4	$10.3	$.6
Government Sponsored Agency	810.6	3.0	523.3	9.6	1,333.9	12.6
Corporate Debt	1,220.7	5.8	–	–	1,220.7	5.8
Residential Mortgage-Backed	.5	1.5	313.5	124.2	314.0	125.7
Other Asset-Backed	222.1	.5	570.1	2.5	792.2	3.0
Auction Rate	7.0	.2	–	–	7.0	.2
Other	4.1	2.7	34.0	9.1	38.1	11.8

Total	$2,272.7	$13.9	$1,443.5	$145.8	$3,716.2	$159.7

As of December 31, 2010, 315 securities with a combined fair value of  $4.6 billion were in an unrealized loss position, with their unrealized losses totaling  $99.5 million. The majority of the unrealized losses reflect the impact of credit and liquidity spreads on the valuations of 29 residential mortgage-backed securities with unrealized losses totaling  $54.3 million, all of which have been in an unrealized loss position for more than 12 months. Residential mortgage-backed securities rated below double-A at December 31, 2010 represented 76% of the total fair value of residential mortgage-backed securities, were comprised primarily of sub-prime and Alt-A securities, and had a total amortized cost and fair value of  $244.9 million and  $194.0 million, respectively. Securities classified as “other asset-backed” at December 31, 2010 were predominantly floating rate with average lives less than 5 years, and 100% were rated triple-A.

Unrealized losses of  $13.5 million related to government sponsored agency securities are primarily attributable to changes in market rates since their purchase. The majority of the  $14.3 million of unrealized losses in securities classified as “other” at December 31, 2010 relate to securities which Northern Trust purchases for compliance with the Community Reinvestment Act (CRA). Unrealized losses on these CRA related other securities are attributable to their purchase at below market rates for the purpose of supporting institutions and programs that benefit low to moderate income communities within Northern Trust’s market area. Unrealized losses of  $3.4 million related to auction rate securities primarily reflect reduced market liquidity as a majority of auctions continue to fail preventing holders from liquidating their investments at par. Unrealized losses of  $1.5 million within corporate debt securities primarily reflect widened credit spreads; 88% of the corporate debt portfolio is backed by guarantees provided by U.S. and non-U.S. governmental entities. The remaining unrealized losses on Northern Trust’s securities portfolio as of December 31, 2010 are attributable to changes in overall market interest rates, increased credit spreads, and reduced market liquidity.

While all securities are considered, the following describes Northern Trust’s process for identifying credit impairment within mortgage-backed securities, including residential mortgage-backed securities, the security type for which Northern Trust has previously recognized OTTI. To determine if an unrealized loss on a mortgage-backed security is other-than-temporary, economic models are used to perform cash flow analyses by developing multiple scenarios in order to create reasonable forecasts of the security’s future performance using available data including servicers’ loan charge off patterns, prepayment speeds, annualized default rates, each security’s current delinquency pipeline, the delinquency pipeline’s growth rate, the roll rate from delinquency to default, loan loss severities and historical performance of like collateral, along with Northern Trust’s outlook for the housing market and the overall economy. If the present value of future cash flows projected as a result of this analysis is less than the current amortized cost of the security, a credit-related OTTI loss is recorded to earnings equal to the difference between the two amounts.

The factors used in developing the expected loss on mortgage-backed securities vary by year of origination and type of collateral. As of December 31, 2010, the expected loss on subprime and Alt-A portfolios was developed using default roll rates ranging from 2% to 30% for underlying assets that are current and ranging from 30% to 100% for underlying assets that are 30 days or more past due as to principal and interest payments or in foreclosure. Severities of loss ranging from 35% to 85% (revised from 45% to 85% as of December 31, 2009) were assumed for underlying assets that may ultimately end up in default. During the year ended December 31, 2010, performance metrics specific to subprime and Alt-A loans experienced additional deterioration resulting in the recognition of OTTI losses of  $21.2 million in connection with 9 residential mortgage-backed securities. This compares with OTTI losses of  $26.7 million recognized in 2009 in connection with 14 residential mortgage-backed securities.

Credit Losses on Debt Securities. The table below provides information regarding total other-than-temporarily impaired securities, including noncredit-related amounts recognized in other comprehensive income as well as net impairment losses recognized in earnings for the years ended December 31, 2010 and 2009.

	DECEMBER 31,
(In Millions)	2010	2009
Changes in Other-Than-Temporary Impairment Losses*	$(.8)	$(93.4)
Noncredit-related Losses Recorded in / (Reclassified from) OCI**	(20.4)	66.7

Net Impairment Losses Recognized in Earnings	(21.2)	(26.7)

* For initial other-than-temporary impairments in the respective period, the balance includes the excess of the amortized cost over the fair value of the impaired securities. For subsequent impairments of the same security, the balance includes any additional changes in fair value of the security subsequent to its most recently recorded OTTI.

** For initial other-than-temporary impairments in the respective period, the balance includes the portion of the excess of amortized cost over the fair value of the impaired securities that was recorded in OCI. For subsequent impairments of the same security, the balance includes additional changes in OCI for that security subsequent to its most recently recorded OTTI.

Provided in the table below are the cumulative credit-related losses recognized in earnings on debt securities other-than-temporarily impaired.

	PERIOD ENDED DECEMBER 31,
( $ In Millions)	2010	2009
Cumulative Credit-Related Losses on Securities – Beginning of Period*	$73.0	$46.3
Plus: Losses on Newly Identified Impairments	3.3	20.2
Additional Losses on Previously Identified Impairments	17.9	6.5

Cumulative Credit-Related Losses on Securities – End of Period	$94.2	$73.0

* Beginning of period for 2009 was April 1, 2009, consistent with the effective date of FSP FAS115-2.

The table below provides information regarding available-for-sale debt securities held as of December 31, 2010 and 2009, for which an other-than-temporary impairment loss had been recognized in the year presented or previously.

	DECEMBER 31,
(In Millions)	2010	2009
Fair Value	$79.9	$78.7
Amortized Cost Basis	113.3	145.1

Noncredit-related (Losses) Recognized in OCI	(33.4)	(66.4)
Tax Effect	12.2	24.4

Amount Recorded in OCI	$(21.2)	$(42.0)

Securities Purchased Under Agreements to Resell and Securities Sold Under Agreements to Repurchase	12 Months Ended
Dec. 31, 2010
Securities Purchased Under Agreements to Resell and Securities Sold Under Agreements to Repurchase

Note 4 – Securities Purchased Under Agreements to Resell and Securities Sold Under Agreements to Repurchase

Securities purchased under agreements to resell and securities sold under agreements to repurchase are recorded at the amounts at which the securities were acquired or sold plus accrued interest. To minimize any potential credit risk associated with these transactions, the fair value of the securities purchased or sold is monitored, limits are set on exposure with counterparties, and the financial condition of counterparties is regularly assessed. It is Northern Trust’s policy to take possession of securities purchased under agreements to resell.

The following tables summarize information related to securities purchased under agreements to resell and securities sold under agreements to repurchase.

SECURITIES PURCHASED UNDER AGREEMENTS TO RESELL	DECEMBER 31
( $ In Millions)	2010	2009
Balance at December 31	$152.1	$227.4
Average Balance During the Year	277.3	311.5
Average Interest Rate Earned During the Year	.17%	.15%
Maximum Month-End Balance During the Year	578.0	579.7

SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE	DECEMBER 31
( $ In Millions)	2010	2009
Balance at December 31	$954.4	$1,037.5
Average Balance During the Year	626.8	737.7
Average Interest Rate Paid During the Year	.17%	.16%
Maximum Month-End Balance During the Year	954.4	1,037.5

Loans and Leases	12 Months Ended
Dec. 31, 2010
Loans and Leases

Note 5 – Loans and Leases

Amounts outstanding for loans and leases, by segment and class, are shown below.

	DECEMBER 31
(In Millions)	2010	2009
Commercial
Commercial and Institutional	$5,914.5	$6,312.1
Commercial Real Estate	3,242.4	3,213.2
Lease Financing, net	1,063.7	1,004.4
Non-U.S.	1,046.2	728.5
Other	346.6	457.5

Total Commercial	11,613.4	11,715.7

Personal
Residential Real Estate	10,854.9	10,807.7
Private Client	5,423.7	5,004.4
Other	240.0	277.9

Total Personal	16,518.6	16,090.0

Total Loans and Leases	$28,132.0	$27,805.7
Reserve for Credit Losses Assigned to Loans and Leases	(319.6)	(309.2)

Net Loans and Leases	$27,812.4	$27,496.5

Included within the non-U.S., commercial-other, and personal-other classes were short duration advances primarily related to the processing of custodied client investments that totaled  $1.4 billion and  $1.0 billion at December 31, 2010 and 2009, respectively. Residential real estate loans classified as held for sale totaled  $2.2 million at December 31, 2010 and  $4.2 million at December 31, 2009 and are included in the residential real estate class.

The components of the net investment in direct finance and leveraged leases are as follows:

	DECEMBER 31
(In Millions)	2010	2009
Direct Finance Leases:
Lease Receivable	$148.4	$133.9
Residual Value	176.1	138.7
Initial Direct Costs	1.8	1.0
Unearned Income	(44.9)	(38.9)

Investment in Direct Finance Leases	$281.4	$234.7

Leveraged Leases:
Net Rental Receivable	353.0	356.6
Residual Value	743.8	743.4
Unearned Income	(314.5)	(330.3)

Investment in Leveraged Leases	$782.3	$769.7

Lease Financing, net	$1,063.7	$1,004.4

The following schedule reflects the future minimum lease payments to be received over the next five years under direct finance leases:

(In Millions)	FUTURE MINIMUM LEASE PAYMENTS
2011	$34.8
2012	27.2
2013	21.2
2014	17.6
2015	13.8

Credit Quality Indicators

Credit quality indicators are statistics, measurements or other metrics regarding the relative credit risk of loans and leases. Northern Trust utilizes a variety of credit quality indicators to assess the credit risk of loans and leases at the segment, class, and individual credit exposure levels.

As part of its credit process, Northern Trust utilizes an internal borrower risk rating system to support identification, approval, and monitoring of credit risk. Borrower risk ratings are used in credit underwriting and management reporting, and in the calculation of loss reserves and economic capital.

Risk ratings are used for ranking the credit risk of borrowers and the probability of their default. Each borrower is rated using one of a number of ratings models, which consider both quantitative and qualitative factors. The ratings models vary among classes of loans and leases in order to capture the unique risk characteristics inherent within each particular type of credit exposure. All rating models are focused on the financial performance and condition of the borrower, including cash flows, liquidity, capital levels and financial flexibility, as applicable. The residential real estate class has a separate re-rating model focused primarily on borrower payment performance and delinquency status. While the criteria vary by model, the objective is for the borrower ratings to be consistent in both the measurement and ranking of risk. Each model is calibrated to a master rating scale to support this consistency. Ratings for borrowers not in default range from “1” for the strongest credits to “7” for the weakest non-defaulted credits. Ratings of “8” or “9” are used for defaulted borrowers. Borrower risk ratings are monitored and are revised when events or circumstances indicate a change is required. In all cases, risk ratings are validated at least annually.

December 31, 2010 loan and lease segment and class balances are provided below, segregated by borrower ratings into below average risk, average risk, and watch list categories.

(In Millions)	BELOW AVERAGE RISK	AVERAGE RISK	WATCH LIST	TOTAL
Commercial
Commercial and Institutional	$2,821.5	$2,849.8	$243.2	$5,914.5
Commercial Real Estate	1,232.8	1,594.3	415.3	3,242.4
Lease Financing, net	571.6	473.0	19.1	1,063.7
Non-U.S.	430.0	596.5	19.7	1,046.2
Other	209.5	137.1	–	346.6

Total Commercial	5,265.4	5,650.7	697.3	11,613.4

Personal
Residential Real Estate	2,896.0	7,586.9	372.0	$10,854.9
Private Client	3,326.5	2,064.1	33.1	5,423.7
Other	78.1	161.9	–	240.0

Total Personal	6,300.6	9,812.9	405.1	16,518.6

Total Loans and Leases	$11,566.0	$15,463.6	$1,102.4	$28,132.0

Borrowers designated as below average risk represent exposures that are generally equivalent in strength to investment grade ratings and consist of credits with borrower ratings from “1 – 3”. These credits are expected to exhibit minimal to modest probabilities of default and are characterized by borrowers having the strongest financial qualities, including above average financial flexibility, cash flows and capital levels. Borrowers assigned these ratings are anticipated to experience very little to moderate financial pressure in adverse down cycle scenarios.

Borrowers designated as average risk represent exposures with borrower ratings of “4” and “5”. These credits are expected to exhibit moderate to acceptable probabilities of default and are characterized by borrowers with less financial flexibility than those in the below average risk category. Cash flows and capital levels are generally sufficient to allow for borrowers to meet current requirements, but have reduced cushion in adverse down cycle scenarios.

Borrowers designated as watch list represent exposures with elevated credit risk profiles that are monitored through internal watch lists, and consist of credits with borrower ratings of “6 – 9”. These credits, which include all nonperforming credits, are expected to exhibit minimally acceptable probabilities of default, elevated risk of default or are currently in default. Borrowers associated with these risk profiles that are not currently in default have limited financial flexibility. Cash flows and capital levels range from acceptable to potentially insufficient to meet current requirements, particularly in adverse down cycle scenarios.

The following tables provide balances and delinquency status of performing and nonperforming loans and leases by segment and class, as well as the total other real estate owned and nonperforming asset balances, as of December 31, 2010 and 2009.

(In Millions)	30 – 59 DAYS PAST DUE	60 – 89 DAYS PAST DUE	90 DAYS OR MORE PAST DUE	CURRENT	TOTAL PERFORMING	NONPERFORMING	TOTAL LOANS AND LEASES
DECEMBER 31, 2010
Commercial
Commercial and Institutional	$16.3	$8.2	$.8	$5,831.2	$5,856.5	$58.0	$5,914.5
Commercial Real Estate	24.2	15.7	9.4	3,076.7	3,126.0	116.4	3,242.4
Lease Financing, net	–	–	–	1,063.7	1,063.7	–	1,063.7
Non-U.S.	–	–	–	1,046.2	1,046.2	–	1,046.2
Other	–	–	–	346.6	346.6	–	346.6

Total Commercial	40.5	23.9	10.2	11,364.4	11,439.0	174.4	11,613.4

Personal
Residential Real Estate	76.1	17.2	.9	10,607.4	10,701.6	153.3	10,854.9
Private Client	35.7	13.0	1.9	5,367.8	5,418.4	5.3	5,423.7
Other	–	–	–	240.0	240.0	–	240.0

Total Personal	111.8	30.2	2.8	16,215.2	16,360.0	158.6	16,518.6

Total Loans and Leases	$152.3	$54.1	$13.0	$27,579.6	$27,799.0	$333.0	$28,132.0

				Total Other Real Estate Owned		$45.5

				Total Nonperforming Assets		$378.5

(In Millions)	30 – 59 DAYS PAST DUE	60 – 89 DAYS PAST DUE	90 DAYS OR MORE PAST DUE	CURRENT	TOTAL PERFORMING	NONPERFORMING	TOTAL LOANS AND LEASES
DECEMBER 31, 2009
Commercial
Commercial and Institutional	$73.3	$50.0	$6.9	$6,133.4	$6,263.6	$48.5	$6,312.1
Commercial Real Estate	40.2	5.2	3.4	3,055.1	3,103.9	109.3	3,213.2
Lease Financing, net	–	–	–	1,004.4	1,004.4	–	1,004.4
Non-U.S.	–	–	–	728.5	728.5	–	728.5
Other	–	–	–	457.5	457.5	–	457.5

Total Commercial	113.5	55.2	10.3	11,378.9	11,557.9	157.8	11,715.7

Personal
Residential Real Estate	85.5	23.0	1.6	10,580.7	10,690.8	116.9	10,807.7
Private Client	43.5	16.3	3.2	4,937.6	5,000.6	3.8	5,004.4
Other	–	–	–	277.9	277.9		277.9

Total Personal	129.0	39.3	4.8	15,796.2	15,969.3	120.7	16,090.0

Total Loans and Leases	$242.5	$94.5	$15.1	$27,175.1	$27,527.2	$278.5	$27,805.7

				Total Other Real Estate Owned		$29.6

				Total Nonperforming Assets		$308.1

The following tables provide information related to impaired loans by segment and class as of December 31, 2010 and 2009.

(In Millions)	RECORDED INVESTMENT	UNPAID PRINCIPAL BALANCE	SPECIFIC RESERVE
DECEMBER 31, 2010
With no related specific reserve:
Commercial and Institutional	$17.9	$26.1	$–
Commercial Real Estate	43.7	62.4	–
Residential Real Estate	111.9	138.1	–
Private Client	3.7	3.9	–

With a related specific reserve:
Commercial and Institutional	41.7	47.8	19.8
Commercial Real Estate	77.2	88.9	29.5
Residential Real Estate	5.1	5.1	2.4

Total:
Commercial	180.5	225.2	49.3
Personal	120.7	147.1	2.4

Total	$301.2	$372.3	$51.7

DECEMBER 31, 2009
With no related specific reserve:
Commercial and Institutional	$23.4	$26.4	$–
Commercial Real Estate	41.3	58.6	–
Residential Real Estate	70.4	73.3	–
Private Client	2.5	2.5	–

With a related specific reserve:
Commercial and Institutional	24.8	29.0	12.1
Commercial Real Estate	67.2	79.4	30.6
Residential Real Estate	1.7	1.9	.8
Private Client	.8	.8	.3

Total:
Commercial	156.7	193.4	42.7
Personal	75.4	78.5	1.1

Total	$232.1	$271.9	$43.8

Impaired loans are identified through ongoing credit management activities including the formal review of past due and watch list credits. Payment performance and delinquency status are critical factors in identifying impairment for all loans and leases, particularly those within the residential real estate, private client and personal-other classes. Other factors considered in the determination of impairment for loans and leases within the commercial and institutional, non-U.S., lease financing and commercial-other classes are related to the borrower’s ability to perform under the terms of the obligation as measured through the assessment of future cash flows, collateral value, market value, and other factors. Collateral value is a significant factor in identifying impairment for loans and leases within the commercial real estate and residential real estate classes.

Included within impaired loans as of December 31, 2010 and December 31, 2009 were  $56.3 million and  $24.3 million, respectively, of loans deemed troubled debt restructurings (TDRs). As of December 31, 2010, there were  $33.4 million nonperforming TDRs and  $22.9 million performing TDRs. As of December 31, 2009, all TDRs were nonperforming. There were  $16.3 million and  $27.4 million of unfunded loan commitments and standby letters of credit at December 31, 2010 and 2009, respectively, issued to borrowers whose loans were classified as nonperforming or impaired.

The average recorded investment in impaired loans was  $253.8 million and  $193.8 million for the years ended December 31, 2010 and 2009, respectively. Interest income that would have been recorded on nonperforming loans in accordance with their original terms totaled approximately  $16.0 million in 2010,  $8.0 million in 2009, and  $2.7 million in 2008.

Reserve for Credit Losses	12 Months Ended
Dec. 31, 2010
Reserve for Credit Losses

Note 6 – Reserve for Credit Losses

The reserve for credit losses, which represents management’s estimate of probable losses related to specific borrower relationships as well as for probable losses inherent in the various loan and lease portfolios, unfunded commitments, and standby letters of credit, is determined by management through a disciplined credit review process.

Northern Trust’s Loan Loss Reserve Committee assesses a common set of qualitative factors in establishing loan loss reserves for both the commercial and personal loan segments. Factors evaluated include those related to external matters, such as economic conditions and changes in collateral value, and those related to internal matters, such as changes in asset quality metrics and loan review activities. The risk characteristics of both loan segments are also evaluated and include portfolio delinquencies, percentage of portfolio on the watch list and on nonperforming status, and average borrower ratings. Loan-to-value levels are considered for collateral-secured loans and leases in both the personal and commercial segments. Borrower debt service coverage is evaluated in the personal segment, and cash flow coverage is analyzed in the commercial segment. Similar risk characteristics by type of exposure are analyzed when determining the reserve for unfunded commitments and standby letters of credit. These qualitative factors, together with historical loss rates, serve as the basis for the reserve for credit losses.

Changes in the reserve for credit losses were as follows:

(In Millions)	2010	2009	2008
Balance at Beginning of Year	$340.6	$251.1	$160.2
Charge-Offs	(150.1)	(132.3)	(25.7)
Recoveries	6.9	6.5	2.5

Net Charge-Offs	(143.2)	(125.8)	(23.2)
Provision for Credit Losses	160.0	215.0	115.0
Effect of Foreign Exchange Rates	(.1)	.3	(.9)

Balance at End of Year	$357.3	$340.6	$251.1

Reserve for Credit Losses Assigned to:
Loans and Leases	$319.6	$309.2	$229.1
Unfunded Commitments and Standby Letters of Credit	37.7	31.4	22.0

Total Reserve for Credit Losses	$357.3	$340.6	$251.1

The following tables provide information regarding the balances of the reserve for credit losses and recorded investments in loans and leases by segment as of December 31, 2010 and 2009.

(In Millions)	COMMERCIAL	PERSONAL	TOTAL
DECEMBER 31, 2010
Loans and Leases:
Specifically Evaluated for Impairment	$180.5	$120.7	$301.2
Evaluated for Inherent Impairment	11,432.9	16,397.9	27,830.8

Total Loans and Leases	11,613.4	16,518.6	28,132.0

Reserve for Credit Losses on Credit Exposures:
Specifically Evaluated for Impairment	49.3	2.4	51.7
Evaluated for Inherent Impairment	171.4	96.5	267.9

Reserve assigned to loans and leases	220.7	98.9	319.6
Reserve assigned to unfunded commitments and standby letters of credit	36.0	1.7	37.7

Total Reserve for Credit Losses	$256.7	$100.6	$357.3
(In Millions)	COMMERCIAL	PERSONAL	TOTAL
DECEMBER 31, 2009
Loans and Leases:
Specifically Evaluated for Impairment	$156.7	$75.4	$232.1
Evaluated for Inherent Impairment	11,559.0	16,014.6	27,573.6

Total Loans and Leases	11,715.7	16,090.0	27,805.7

Reserve for Credit Losses on Credit Exposures:
Specifically Evaluated for Impairment	42.7	1.1	$43.8
Evaluated for Inherent Impairment	180.2	85.2	265.4

Reserve assigned to loans and leases	222.9	86.3	309.2
Reserve assigned to unfunded commitments and standby letters of credit	29.3	2.1	31.4

Total Reserve for Credit Losses	$252.2	$88.4	$340.6

Concentrations of Credit Risk	12 Months Ended
Dec. 31, 2010
Concentrations of Credit Risk

Note 7 – Concentrations of Credit Risk

Concentrations of credit risk exist if a number of borrowers or other counterparties are engaged in similar activities and have similar economic characteristics that would cause their ability to meet contractual obligations to be similarly affected by changes in economic or other conditions. The fact that a credit exposure falls into one of these groups does not necessarily indicate that the credit has a higher than normal degree of credit risk. These groups are: commercial real estate, residential real estate, and banks and bank holding companies.

Commercial Real Estate. The commercial real estate portfolio consists of commercial mortgages and construction, acquisition and development loans extended primarily to highly experienced developers and/or investors well known to Northern Trust. Underwriting standards generally reflect conservative loan-to-value ratios and debt service coverage requirements. Recourse to borrowers through guarantees is also commonly required. Commercial mortgage financing is provided for the acquisition or refinancing of income producing properties. Cash flows from the properties generally are sufficient to amortize the loan. These loans average approximately  $1.4 million each and are primarily located in the Illinois, Florida, California, and Arizona markets. Construction, acquisition and development loans provide financing for commercial real estate prior to rental income stabilization. The intent is generally that the borrower will sell the project or refinance the loan through a commercial mortgage with Northern Trust or another financial institution upon completion.

The table below provides additional detail regarding commercial real estate loan types:

(In Millions)	2010	2009
Commercial Mortgages:
Office	$605.3	$592.7
Apartment/ Multi-family	572.4	521.6
Retail	517.8	453.1
Industrial/ Warehouse	383.7	378.1
Other	193.7	119.7

Total Commercial Mortgages	2,272.9	2,065.2

Construction, Acquisition and Development Loans	591.8	678.2
Single Family Investment	246.8	272.5
Other Commercial Real Estate Related	130.9	197.3

Total Commercial Real Estate Loans	$3,242.4	3,213.2

Residential Real Estate. At December 31, 2010, residential real estate loans totaled  $10.9 billion or 40% of total U.S. loans at December 31, 2010, compared with  $10.8 billion or 40% at December 31, 2009. Residential real estate loans consist of conventional home mortgages and equity credit lines, which generally require a loan to collateral value of no more than 65% to 80% at inception. Revaluations of supporting collateral are obtained upon refinancing or default or when otherwise considered warranted. Collateral revaluations for mortgages are performed by independent third parties. Of the total  $10.9 billion in residential real estate loans,  $4.0 billion were in the greater Chicago area,  $2.9 billion were in Florida, and  $1.4 billion were in California, with the remainder distributed throughout the other geographic regions within the U.S. served by Northern Trust. Legally binding commitments to extend residential real estate credit, which are primarily equity credit lines, totaled  $2.5 billion at December 31, 2010 and 2009.

Banks and Bank Holding Companies. On-balance sheet credit risk to banks and bank holding companies, both U.S. and non-U.S., consists primarily of short-term money market assets, which totaled  $15.5 billion and  $13.2 billion at December 31, 2010 and 2009, respectively, and noninterest-bearing demand balances maintained at correspondent banks, which totaled  $2.7 billion and  $2.4 billion at December 31, 2010 and 2009, respectively. Credit risk associated with U.S. and non-U.S. banks and bank holding companies deemed to be counterparties by Credit Policy is managed by the Counterparty Risk Management Committee. Credit risk associated with other U.S. banks and bank holding companies that maintain commercial credit relationships with Northern Trust is managed by the relevant Credit Approval Committee and/or the Senior Credit Committee. Credit limits are established through a review process that includes an internally prepared financial analysis, use of the internal risk rating system and consideration of external ratings from rating agencies. Northern Trust places deposits with banks that have strong internal and external credit ratings and the average life to maturity of deposits with banks is maintained on a short-term basis in order to respond quickly to changing credit conditions.

Buildings and Equipment	12 Months Ended
Dec. 31, 2010
Buildings and Equipment

Note 8 – Buildings and Equipment

A summary of buildings and equipment is presented below.

	DECEMBER 31, 2010
(In Millions)	ORIGINAL COST	ACCUMULATED DEPRECIATION	NET BOOK VALUE
Land and Improvements	$33.5	$.6	$32.9
Buildings	201.0	70.6	130.4
Equipment	342.0	160.0	182.0
Leasehold Improvements	218.6	99.4	119.2
Buildings Leased under Capital Leases	83.9	43.9	40.0

Total Buildings and Equipment	$879.0	$374.5	$504.5

	DECEMBER 31, 2009
(In Millions)	ORIGINAL COST	ACCUMULATED DEPRECIATION	NET BOOK VALUE
Land and Improvements	$41.7	$.8	$40.9
Buildings	256.8	87.7	169.1
Equipment	359.0	185.6	173.4
Leasehold Improvements	205.8	88.3	117.5
Buildings Leased under Capital Leases	83.9	41.3	42.6

Total Buildings and Equipment	$947.2	$403.7	$543.5

The charge for depreciation, which includes depreciation of assets recorded under capital leases, amounted to  $93.5 million in 2010,  $95.7 million in 2009, and  $87.6 million in 2008.

Lease Commitments	12 Months Ended
Dec. 31, 2010
Lease Commitments

Note 9 – Lease Commitments

At December 31, 2010, Northern Trust was obligated under a number of non-cancelable operating leases for buildings and equipment. Certain leases contain rent escalation clauses based on market indices or increases in real estate taxes and other operating expenses and renewal option clauses calling for increased rentals. There are no restrictions imposed by any lease agreement regarding the payment of dividends, debt financing or Northern Trust entering into further lease agreements. Minimum annual lease commitments as of December 31, 2010 for all non-cancelable operating leases with a term of 1 year or more are as follows:

(In Millions)	FUTURE MINIMUM LEASE PAYMENTS
2011	$73.7
2012	74.0
2013	68.5
2014	62.1
2015	55.8
Later Years	389.5

Total Minimum Lease Payments	$723.6

Net rental expense for operating leases included in occupancy expense amounted to  $68.1 million in 2010,  $70.2 million in 2009, and  $67.6 million in 2008.

One of the buildings and related land utilized for Chicago operations has been leased under an agreement that qualifies as a capital lease. The original long-term financing for the property was provided by the Corporation and the Bank. In the event of sale or refinancing, the Bank would anticipate receiving full repayment of any outstanding loans plus 42% of any proceeds in excess of the original project costs.

The following table reflects the future minimum lease payments required under capital leases, net of any payments received on the long-term financing, and the present value of net capital lease obligations at December 31, 2010.

(In Millions)	FUTURE MINIMUM LEASE PAYMENTS, NET
2011	$7.7
2012	7.9
2013	8.1
2014	8.4
2015	8.3
Later Years	31.0

Total Minimum Lease Payments, net	71.4
Less: Amount Representing Interest	23.3

Net Present Value under Capital Lease Obligations	$48.1

Goodwill and Other Intangibles	12 Months Ended
Dec. 31, 2010
Goodwill and Other Intangibles

Note 10 – Goodwill and Other Intangibles

The changes in the carrying amount of goodwill for the years ended December 31, 2010 and 2009 were as follows:

(In Millions)	CORPORATE AND INSTITUTIONAL SERVICES	PERSONAL FINANCIAL SERVICES	TOTAL
Balance at December 31, 2008	$322.6	$66.8	$389.4
Other Changes *	12.1	.1	12.2

Balance at December 31, 2009	$334.7	$66.9	$401.6
Goodwill Acquired – Investment Management Company	–	4.6	4.6
Other Changes *	(5.2)	(.1)	(5.3)

Balance at December 31, 2010	$329.5	$71.4	$400.9

* Includes the effect of foreign exchange rates on non-U.S. dollar denominated goodwill.

Other intangible assets are included in other assets in the consolidated balance sheet. The gross carrying amount and accumulated amortization of other intangible assets subject to amortization as of December 31, 2010 and 2009 were as follows:

OTHER INTANGIBLE ASSETS-SUBJECT TO AMORTIZATION*

	DECEMBER 31
(In Millions)	2010	2009
Gross Carrying Amount	$164.2	$157.0
Accumulated Amortization	111.0	96.3

Net Book Value	$53.2	$60.7

* Includes the effect of foreign exchange rates on non-U.S. dollar denominated intangible assets.

Other intangible assets consist primarily of the value of acquired client relationships. Amortization expense related to other intangible assets was  $14.8 million,  $16.2 million, and  $17.8 million for the years ended December 31, 2010, 2009, and 2008, respectively. Amortization expense for the years 2011, 2012, 2013, 2014 and 2015 is estimated to be  $11.8 million,  $11.6 million,  $11.3 million,  $11.2 million, and  $3.8 million, respectively.

Senior Notes and Long-Term Debt	12 Months Ended
Dec. 31, 2010
Senior Notes and Long-Term Debt

Note 11 – Senior Notes and Long-Term Debt

Senior Notes. A summary of senior notes outstanding at December 31 is presented below.

( $ In Millions)	RATE	2010	2009
Corporation-Senior Notes (a) (d)
Fixed Rate Due Aug. 2011 (f)	5.30%	$249.9	$249.7
Fixed Rate Due Nov. 2012 (g) (k)	5.20	214.6	215.3
Fixed Rate Due Aug. 2013 (h) (k)	5.50	432.2	425.5
Fixed Rate Due May 2014	4.63	500.0	500.0
Fixed Rate Due Nov. 2020 (j)	3.45	499.4	–
Bank-Senior Note (a) (b) (d)
Floating Rate – Sterling Denominated Due March 2010	.71	–	161.3

Total Senior Notes		$1,896.1	$1,551.8

Long-Term Debt. A summary of long-term debt outstanding at December 31 is presented below.

( $ In Millions)	2010	2009
Bank-Subordinated Debt (a) (d)
6.30% Notes due March 2011 (b)	$150.0	$150.0
4.60% Notes due Feb. 2013 (b)	200.0	200.0
5.85% Notes due Nov. 2017 (b) (k)	229.5	219.5
6.50% Notes due Aug. 2018 (b) (i) (k)	337.6	321.7
5.375% Sterling Denominated Notes due March 2015 (e)	231.6	241.3

Total Bank-Subordinated Debt	1,148.7	1,132.5
Federal Home Loan Bank Borrowings
One Year or Less (Average Rate at Year End – 4.18% in 2010; 6.53% in 2009)	426.4	165.0
One to Three Years (Average Rate at Year End – 4.46% in 2010 and 2009)	870.0	1,096.4
Three to Five Years (Average Rate at Year End – 4.40% in 2010; 4.08% in 2009)	135.0	335.0
Five to Ten Years (Average Rate at Year End – 6.38% in 2010 and 2009)	101.1	101.1

Total Federal Home Loan Bank Borrowings	1,532.5	1,697.5
Capital Lease Obligations (c)	48.1	7.8

Total Long-Term Debt	$2,729.3	$2,837.8

Long-Term Debt Qualifying as Risk-Based Capital	$765.8	$892.0

(a) Not redeemable prior to maturity.

(b) Under the terms of its current Offering Circular dated October 29, 2010, the Bank has the ability to offer from time to time its senior bank notes in an aggregate principal amount of up to  $4.5 billion at any one time outstanding and up to an additional  $1.0 billion of subordinated notes. Each senior note will mature from 30 days to fifteen years, and each subordinated note will mature from five years to fifteen years, following its date of original issuance. Each note will mature on such date as selected by the initial purchaser and agreed to by the Bank.

(c) Refer to Note 9.

(d) Debt issue costs are recorded as an asset and amortized on a straight-line basis over the life of the Note.

(e) Notes issued at a discount of .484%.

(f) Notes issued at a discount of .035%.

(g) Notes issued at a discount of .044%.

(h) Notes issued at a discount of .09%.

(i) Notes issued at a discount of .02%

(j) Notes issued at a discount of .117%

(k) Interest-rate swap contracts were entered into to modify the interest expense on these senior and subordinated notes from fixed rates to floating rates. The swaps are recorded as fair value hedges and at December 31, 2010, increases in the carrying values of the senior and subordinated notes outstanding of  $47.8 million and  $67.4 million, respectively, were recorded. As of December 31, 2009, increases in the carrying values of senior and subordinated notes outstanding of  $42.1 million and  $41.7 million, respectively, were recorded.

Floating Rate Capital Debt	12 Months Ended
Dec. 31, 2010
Floating Rate Capital Debt

Note 12 – Floating Rate Capital Debt

In January 1997, the Corporation issued  $150 million of Floating Rate Capital Securities, Series A, through a statutory business trust wholly-owned by the Corporation (“NTC Capital I”). In April 1997, the Corporation also issued, through a separate wholly-owned statutory business trust (“NTC Capital II”),  $120 million of Floating Rate Capital Securities, Series B. The sole assets of the trusts are Subordinated Debentures of Northern Trust Corporation that have the same interest rates and maturity dates as the corresponding distribution rates and redemption dates of the Floating Rate Capital Securities. The Series A Securities were issued at a discount to yield 60.5 basis points above the three-month London Interbank Offered Rate (LIBOR) and are due January 15, 2027. The Series B Securities were issued at a discount to yield 67.9 basis points above the three-month LIBOR and are due April 15, 2027. Both Series A and B Securities currently qualify as tier 1 capital for regulatory purposes. Under the provisions of The Dodd-Frank Wall Street Reform and Consumer Protection Act, the tier 1 regulatory capital treatment of these securities will be phased out over a three-year period beginning on January 1, 2013. The specifics of the phaseout of tier 1 capital treatment have not yet been established by bank regulators.

The Corporation has fully, irrevocably and unconditionally guaranteed all payments due on the Series A and B Securities. The holders of the Series A and B Securities are entitled to receive preferential cumulative cash distributions quarterly in arrears (based on the liquidation amount of  $1,000 per Security) at an interest rate equal to the rate on the corresponding Subordinated Debentures. The interest rate on the Series A and Series B securities is equal to three-month LIBOR plus .52% and .59%, respectively. Subject to certain exceptions, the Corporation has the right to defer payment of interest on the Subordinated Debentures at any time or from time to time for a period not exceeding 20 consecutive quarterly periods provided that no extension period may extend beyond the stated maturity date. If interest is deferred on the Subordinated Debentures, distributions on the Series A and B Securities will also be deferred and the Corporation will not be permitted, subject to certain exceptions, to pay or declare any cash distributions with respect to the Corporation’s capital stock or debt securities that rank the same as or junior to the Subordinated Debentures, until all past due distributions are paid. The Subordinated Debentures are unsecured and subordinated to substantially all of the Corporation’s existing indebtedness.

The Corporation has the right to redeem the Series A and Series B Subordinated Debentures, in whole or in part, at a price equal to the principal amount plus accrued and unpaid interest. The following table summarizes the book values of the outstanding Subordinated Debentures as of December 31, 2010 and 2009:

	DECEMBER 31
(In Millions)	2010	2009
NTC Capital I Subordinated Debentures due January 15, 2027	$153.8	$153.8
NTC Capital II Subordinated Debentures due April 15, 2027	123.1	123.0

Total Subordinated Debentures	$276.9	$276.8

Stockholders' Equity	12 Months Ended
Dec. 31, 2010
Stockholders' Equity

Note 13 – Stockholders’ Equity

Preferred Stock. The Corporation is authorized to issue 10,000,000 shares of preferred stock without par value. The Board of Directors of the Corporation is authorized to fix the particular preferences, rights, qualifications and restrictions for each series of preferred stock issued. There was no preferred stock outstanding at December 31, 2010 and 2009.

Common Stock. On May 1, 2009, Northern Trust issued 17,250,000 shares of common stock of the Corporation with a par value of  $1.66 2/3 per share. The Corporation’s current share buyback program authorization was increased to 12.0 million shares in October 2006. Under this program, the Corporation may purchase an additional 7.2 million shares after December 31, 2010. The repurchased shares would be used for general purposes of the Corporation, including management of the Corporation’s capital level and the issuance of shares under stock option and other incentive plans of the Corporation. The average price paid per share for common stock repurchased in 2010, 2009, and 2008 was  $52.33,  $55.05, and  $68.68, respectively.

An analysis of changes in the number of shares of common stock outstanding follows:

	2010	2009	2008
Balance at January 1	241,679,942	223,263,132	220,608,834
Common Stock Issuance	–	17,250,000	–
Incentive Plan and Awards	300,376	479,359	296,621
Stock Options Exercised	419,846	938,249	3,450,608
Treasury Stock Purchased	(131,261)	(250,798)	(1,092,931)

Balance at December 31	242,268,903	241,679,942	223,263,132

U.S. Treasury Capital Purchase Program. On November 14, 2008, in connection with the Corporation’s participation in the U.S. Department of the Treasury’s (U.S. Treasury) Troubled Asset Relief Program’s Capital Purchase Program (Capital Purchase Program), the Corporation issued 1,576,000 shares of Series B Preferred Stock and a warrant for the purchase of the Corporation’s common stock to the U.S. Treasury for total proceeds of  $1,576.0 million. The proceeds received were allocated between the preferred stock and the warrant based on their relative fair values, which resulted in the recording of a discount on the preferred stock upon issuance that reflected the value allocated to the warrant. On June 17, 2009, Northern Trust repaid in full the  $1,576.0 million preferred share investment made by the U.S. Treasury under the Capital Purchase Program. On August 26, 2009, Northern Trust repurchased the warrant for  $87 million, completing the Corporation’s participation in the Capital Purchase Program.

Series B Preferred Stock. The Series B Preferred Stock was without par value and had a liquidation preference of  $1,000 per share. Cumulative dividends on the Series B Preferred Stock accrued on the liquidation preference at a rate of 5% per annum for the first five years, and at a rate of 9% per annum thereafter. The fair value of the Series B Preferred Stock was determined through the use of a discounted cash flow model. The model incorporated projected cash flows over management’s estimate of a five year life of the preferred stock at the date of issuance and an assumed market yield of 12%. The discount was accreted using a constant effective yield of approximately 6.13% over a five year term, consistent with management’s estimate of the life of the preferred stock at the date of issuance. Dividends on the preferred stock and the related accretion of the discount on preferred stock reduced net income applicable to common stock by  $111.1 million and  $12.0 million in 2009 and 2008, respectively.

Common Stock Warrant. The warrant issued in connection with the Capital Purchase Program entitled the U.S. Treasury to purchase 3,824,624 shares of the Corporation’s common stock at an exercise price of  $61.81 per share. The warrant had a 10-year term. The fair value of the common stock warrant at the date of its issuance was determined through the use of a Black-Scholes valuation model. In addition to the market price of Northern Trust’s common stock at the date of the warrant’s issuance, the model utilized an expected term of ten years, consistent with the term of the warrant, an estimated yield of 2.19% from dividends paid on the Corporation’s stock over the expected term of the warrant, which reflected the Corporation’s strong capital position and the restrictions on its ability to increase the dividend rate as a result of the Corporation’s participation in the Capital Purchase Program, the historical volatility of Northern Trust’s stock price over the most recent ten-year term as of the date of issuance of 36.06%, and a risk free interest rate of 3.98% based on a ten-year swap rate to maturity at the time of the warrant’s issuance.

Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2010
Accumulated Other Comprehensive Income (Loss)

Note 14 – Accumulated Other Comprehensive Income (Loss)

The following table summarizes the components of accumulated other comprehensive income (loss) at December 31, 2010, 2009, and 2008, and changes during the years then ended.

	PERIOD CHANGE
(In Millions)	BEGINNING BALANCE (NET OF TAX)	BEFORE TAX AMOUNT	TAX EFFECT	ENDING BALANCE (NET OF TAX)
DECEMBER 31, 2010
Noncredit-Related Unrealized Losses on Securities OTTI	$(42.0)	$33.0	$(12.2)	$(21.2)
Other Unrealized Gains (Losses) on Securities Available for Sale, net	.3	(8.8)	3.4	(5.1)
Reclassification Adjustments	–	20.2	(7.4)	12.8

Net Unrealized Gains (Losses) on Securities Available for Sale	(41.7)	44.4	(16.2)	(13.5)
Unrealized Gains (Losses) on Cash Flow Hedge Designations	(26.2)	46.7	(17.1)	3.4
Reclassification Adjustments	–	12.6	(4.6)	8.0

Net Unrealized Gains (Losses) on Cash Flow Hedge Designations	(26.2)	59.3	(21.7)	11.4
Foreign Currency Translation Adjustments	11.3	4.0	(22.3)	(7.0)
Pension and Other Postretirement Benefit Adjustments
Net Actuarial (Loss) Gain	(310.5)	12.1	(1.1)	(299.5)
Prior Service (Cost) Benefit	5.5	(3.5)	1.3	3.3

Total Pension and Other Postretirement Benefit Adjustments	(305.0)	8.6	.2	(296.2)

Accumulated Other Comprehensive Income (Loss)	$(361.6)	$116.3	$(60.0)	$(305.3)

DECEMBER 31, 2009
Cumulative Effect of Applying FSP FAS 115-2 (ASC 320-10)	$–	$(15.0)	$5.5	$(9.5)
Noncredit-Related Unrealized Losses on Securities OTTI	–	(66.4)	24.4	(42.0)
Other Unrealized Gains (Losses) on Securities Available for Sale, net	(212.9)	374.7	(137.5)	24.3
Reclassification Adjustments	–	(22.9)	8.4	(14.5)

Net Unrealized Gains (Losses) on Securities Available for Sale	(212.9)	270.4	(99.2)	(41.7)
Unrealized Gains (Losses) on Cash Flow Hedge Designations	(20.7)	8.2	(3.0)	(15.5)
Reclassification Adjustments	–	(16.9)	6.2	(10.7)

Net Unrealized Gains (Losses) on Cash Flow Hedge Designations	(20.7)	(8.7)	3.2	(26.2)
Foreign Currency Translation Adjustments	12.8	(38.1)	36.6	11.3
Pension and Other Postretirement Benefit Adjustments
Net Actuarial (Loss) Gain	(266.5)	(46.1)	2.1	(310.5)
Prior Service (Cost) Benefit	(6.4)	18.6	(6.7)	5.5
Transition Obligation	(1.2)	1.9	(.7)	–

Total Pension and Other Postretirement Benefit Adjustments	(274.1)	(25.6)	(5.3)	(305.0)

Accumulated Other Comprehensive Income (Loss)	$(494.9)	$198.0	$(64.7)	$(361.6)

DECEMBER 31, 2008
Unrealized Gains (Losses) on Securities Available for Sale	$(28.7)	$(348.9)	$129.1	$(248.5)
Reclassification Adjustments	–	56.3	(20.7)	35.6

Net Unrealized Gains (Losses) on Securities Available for Sale	(28.7)	(292.6)	108.4	(212.9)
Unrealized Gains (Losses) on Cash Flow Hedge Designations	(3.0)	(9.7)	3.6	(9.1)
Reclassification Adjustments	–	(18.5)	6.9	(11.6)

Net Unrealized Gains (Losses) on Cash Flow Hedge Designations	(3.0)	(28.2)	10.5	(20.7)
Foreign Currency Translation Adjustments	21.2	91.9	(100.3)	12.8
Pension and Other Postretirement Benefit Adjustments
Net Actuarial (Loss) Gain	(71.0)	(310.1)	114.6	(266.5)
Prior Service Cost	(7.1)	1.4	(.7)	(6.4)
Transition Obligation	(1.7)	.8	(.3)	(1.2)

Total Pension and Other Postretirement Benefit Adjustments	(79.8)	(307.9)	113.6	(274.1)

Accumulated Other Comprehensive Income (Loss)	$(90.3)	$(536.8)	$132.2	$(494.9)

Net Income Per Common Share	12 Months Ended
Dec. 31, 2010
Net Income Per Common Share

Note 15 – Net Income Per Common Share

The computations of net income per common share are presented below.

(In Millions Except Share Information)	2010	2009	2008
Basic Net Income Per Common Share
Average Number of Common Shares Outstanding	242,028,776	235,511,879	221,446,382
Net Income	$669.5	$864.2	$794.8
Less: Dividends on Preferred Stock	–	(111.1)	(12.0)

Net Income Applicable to Common Stock	$669.5	753.1	782.8
Less: Earnings Allocated to Participating Securities	5.6	5.3	6.3

Earnings Allocated to Common Shares Outstanding	663.9	747.8	776.5
Basic Net Income Per Common Share	2.74	3.18	3.51

Diluted Net Income Per Common Share
Average Number of Common Shares Outstanding	242,028,776	235,511,879	221,446,382
Plus Stock Option Dilution	473,755	904,150	2,607,048

Average Common and Potential Common Shares	242,502,531	236,416,029	224,053,430

Earnings Allocated to Common and Potential Common Shares	$663.9	$747.8	$776.5
Diluted Net Income Per Common Share	2.74	3.16	3.47

Note: Common stock equivalents totaling 8,392,686, 7,146,701, and 3,431,701 for the years ended December 31, 2010, 2009, and 2008, respectively, were not included in the computation of diluted earnings per share because their inclusion would have been antidilutive.

Net Interest Income	12 Months Ended
Dec. 31, 2010
Net Interest Income

Note 16 – Net Interest Income

The components of net interest income were as follows:

(In Millions)	2010	2009	2008
Interest Income
Loans and Leases	$932.6	$942.2	$1,187.2
Securities – Taxable	186.0	208.4	320.7
– Non-Taxable	29.5	33.5	35.9
Time Deposits with Banks	134.6	209.6	888.2
Federal Reserve Deposits and Other	14.0	12.3	46.5

Total Interest Income	$1,296.7	1,406.0	2,478.5

Interest Expense
Deposits	$201.0	207.0	1,116.0
Federal Funds Purchased	4.8	5.7	32.2
Securities Sold under Agreements to Repurchase	1.0	1.1	22.7
Other Borrowings	5.4	4.2	22.5
Senior Notes	48.6	44.0	44.3
Long-Term Debt	114.8	139.9	150.1
Floating Rate Capital Debt	2.4	4.3	11.6

Total Interest Expense	378.0	406.2	1,399.4

Net Interest Income	$918.7	$999.8	$1,079.1

Other Operating Income	12 Months Ended
Dec. 31, 2010
Other Operating Income

Note 17 – Other Operating Income

The components of other operating income were as follows:

(In Millions)	2010	2009	2008
Loan Service Fees	$60.3	$52.1	$30.0
Banking Service Fees	57.3	53.1	39.4
Non-Trading Foreign Exchange Gains (Losses), net	(2.8)	(1.4)	36.1
Credit Default Swap Gains (Losses), net	(1.7)	(4.6)	35.4
Other Income	33.2	37.6	46.0

Total Other Operating Income	$146.3	$136.8	$186.9

Other Operating Expenses	12 Months Ended
Dec. 31, 2010
Other Operating Expenses

Note 18 – Other Operating Expenses

The components of other operating expenses were as follows:

(In Millions)	2010	2009	2008
Business Promotion	$81.0	$66.6	$87.8
FDIC Insurance Premiums	33.9	54.1	5.6
Staff Related	37.4	31.3	38.1
Other Intangibles Amortization	14.4	16.2	17.8
Capital Support Agreements	–	(109.3)	314.1
Securities Lending Client Support	–	–	167.6
Auction Rate Securities Purchase Program	–	–	54.6
Other Expenses	103.3	77.4	100.7

Total Other Operating Expenses	$270.0	$136.3	$786.3

Visa Membership	12 Months Ended
Dec. 31, 2010
Visa Membership

Note 19 – Visa Membership

In 2007, Northern Trust, as a member of Visa U.S.A. Inc. (Visa U.S.A.) and in connection with an initial public offering of Visa, Inc. (Visa), received shares of restricted stock in Visa, a portion of which was redeemed pursuant to a mandatory redemption. The proceeds of the redemption totaled  $167.9 million and were recorded as a gain in the first quarter of 2008. The remaining Visa shares held by Northern Trust were recorded at their original cost basis of zero. These shares have restrictions as to their sale or transfer and the ultimate realization of their value is subject to future adjustments based on the resolution of outstanding indemnified litigation.

Northern Trust, in conjunction with other member banks of Visa U.S.A., is obligated to share in losses resulting from certain indemnified litigation involving Visa and is also required to recognize the contingent obligation to indemnify Visa for potential losses arising from other indemnified litigation that has not yet settled at its estimated fair value in accordance with GAAP. During 2007, Northern Trust recorded charges and corresponding liabilities of  $150 million relating to Visa indemnified litigation. Visa has established an escrow account to fund the settlements of, or judgments in, the indemnified litigation. The funding by Visa of its escrow account has resulted in reductions of Northern Trust’s Visa related indemnification liability and of the future realization of the value of outstanding shares of Visa common stock held by Northern Trust as a member bank of Visa U.S.A. Reductions of Northern Trust’s indemnification liability totaling  $33.0 million,  $17.8 million, and  $76.1 million were recorded in 2010, 2009, and 2008, respectively. Northern Trust’s net Visa related indemnification liability, included within other liabilities in the consolidated balance sheet, totaled  $23.1 million and  $56.1 million at December, 2010 and 2009, respectively.

It is expected that required additional contributions to the litigation escrow account will result in additional adjustments to Northern Trust’s Visa related liability and to the future realization of the value of the outstanding Visa shares. While the ultimate resolution of outstanding Visa related litigation is highly uncertain and the estimation of any potential losses is highly judgmental, Northern Trust anticipates that the value of its remaining shares of Visa stock will be more than adequate to offset any remaining indemnification liabilities related to Visa litigation.

Income Taxes	12 Months Ended
Dec. 31, 2010
Income Taxes

Note 20 – Income Taxes

The following table reconciles the total provision for income taxes recorded in the consolidated statement of income with the amounts computed at the statutory federal tax rate of 35%.

(In Millions)	2010	2009	2008
Tax at Statutory Rate	$346.4	$439.3	$446.5
Tax Exempt Income	(10.8)	(11.9)	(12.4)
Leveraged Lease Adjustments	(.8)	(4.8)	61.3
Foreign Tax Rate Differential	(20.1)	(20.9)	(47.8)
State Taxes, net	17.3	9.8	18.3
Other	(11.7)	(20.5)	15.0

Provision for Income Taxes	$320.3	$391.0	$480.9

The Corporation files income tax returns in the U.S. federal, various state, and foreign jurisdictions. The Corporation is no longer subject to income tax examinations by U.S. federal, state, or local, or by non-U.S. tax authorities for years before 1997.

Included in other liabilities within the consolidated balance sheet at December 31, 2010 and 2009 were  $89.9 million and  $88.9 million of unrecognized tax benefits, respectively. If recognized, 2010 and 2009 net income would have increased by  $22.6 million and  $20.1 million, respectively, resulting in a decrease of those years’ effective income tax rates. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(In Millions)	2010	2009
Balance at January 1	$88.9	$334.9
Additions for Tax Positions Taken in Current Year	.2	–
Additions for Tax Positions Taken in Prior Years	7.1	.6
Reductions for Tax Positions Taken in Prior Years	(6.0)	(246.1)
Reductions Resulting from Expiration of Statutes	(.3)	(.5)

Balance at December 31	$89.9	$88.9

As part of its audit of federal tax returns filed from 1997-2004, the Internal Revenue Service (IRS) challenged the Corporation’s tax position with respect to certain structured leasing transactions and proposed to disallow certain tax deductions and assess related interest and penalties. In September 2009, the Corporation reached a settlement agreement with the IRS with respect to certain of these transactions, resulting in the acceleration of  $88.6 million in tax payments to the IRS. The acceleration of tax payments did not affect net income. The Corporation is in settlement discussions with the IRS Appeals Office regarding the remaining disputed structured leasing transactions. The Corporation believes it has appropriate reserves to cover its tax liabilities, including liabilities related to structured leasing transactions, and related interest and penalties. The Corporation anticipates that the IRS will continue to disallow deductions relating to the remaining challenged leases and possibly include other lease transactions with similar characteristics as part of its audit of tax returns filed after 2004. The Corporation believes that these transactions are valid leases for U.S. tax purposes and that its tax treatment of these transactions is appropriate based on its interpretation of the tax regulations and legal precedents; a court or other judicial authority, however, could disagree.

Included in the unrecognized tax benefits at January 1, 2010 were  $67.9 million of U.S. federal and state tax positions related to the leveraged leasing tax deductions. During 2010, other adjustments reduced this balance by  $1.2 million which resulted in a remaining leveraged lease related uncertain tax position balance of  $66.7 million as of December 31, 2010. Due to the settlement discussions that have taken place with the IRS Appeals Office, it is anticipated that these remaining unrecognized tax benefits related to leasing will be settled in 2011. It is possible that additional changes in the amount of leveraged lease related uncertain tax positions and related cash flows could occur in the next twelve months if Northern Trust terminates some or all of these leases, is not able to resolve this matter with the IRS, or if management becomes aware of new information that would lead it to change its assumptions regarding the timing or amount of any potential payments to the IRS. Management does not believe that future changes, if any, would have a material effect on the consolidated financial position or liquidity of Northern Trust, although they could have a material effect on operating results for a particular period. Other unrecognized tax benefits had net increases of  $2.2 million, resulting in a remaining balance of  $23.2 million at December 31, 2010.

Included in unrecognized tax benefits at January 1, 2009 were  $292.0 million of U.S. federal and state tax positions related to leveraged leasing tax deductions. During 2009, Northern Trust sold certain of the structured leases challenged by the IRS. In connection with these sales, the amount of leveraged lease related uncertain tax positions was reduced by  $136.2 million. The acceleration of tax payments relating to the sold leases did not affect net income. As a result of the settlement agreement reached in the third quarter of 2009, the amount of leveraged lease related uncertain tax positions was reduced by an additional  $88.6 million. Other unrecognized tax benefits had net decreases of  $21.9 million, resulting in a remaining balance of  $21.0 million at December 31, 2009.

GAAP requires a reallocation of lease income from the inception of a leveraged lease if during its term the expected timing of lease related income tax deductions is revised. The impacts of revisions to management’s assumptions are recorded through earnings in the period in which the assumptions change. For the year ended December 31, 2010, revised cash flow estimates regarding the timing and amount of leveraged lease income tax deductions reduced interest income by  $.9 million and reduced the provision for income taxes, inclusive of interest and penalties, by  $.8 million. For the year ended December 31, 2009, revised cash flow estimates regarding the timing and amount of leveraged lease income tax deductions increased interest income by  $1.1 million and increased the provision for income taxes, inclusive of interest and penalties, by  $1.5 million. For the year ended December 31, 2008, revised cash flow estimates regarding the timing of leverage lease income tax deductions reduced interest income by  $38.9 million and increased the provision for income taxes, including of interest and penalties, by  $61.3 million.

During the years ended December 31, 2010, 2009, and 2008,  $.4 million,  $1.9 million, and  $46.1 million of interest and penalties, net of tax, were included in the provision for income taxes. As of December 31, 2010 and 2009, the liability for the potential payment of interest and penalties totaled  $27.1 million and  $27.8 million, net of tax, respectively.

Pre-tax earnings of non-U.S. subsidiaries are subject to U.S. taxation when effectively repatriated. Northern Trust provides income taxes on the undistributed earnings of non-U.S. subsidiaries, except to the extent that those earnings are indefinitely reinvested outside the U.S. Northern Trust elected to indefinitely reinvest  $102.8 million,  $103.5 million, and  $185.8 million of 2010, 2009, and 2008 earnings, respectively, of certain non-U.S. subsidiaries and, therefore, no U.S. deferred income taxes were recorded on those earnings. As of December 31, 2010, the cumulative amount of undistributed pre-tax earnings in these subsidiaries approximated  $571.6 million. Based on the current U.S. federal income tax rate, an additional deferred tax liability of approximately  $132.5 million, would have been required as of December 31, 2010 if Northern Trust had not elected to indefinitely reinvest those earnings.

The components of the consolidated provision for income taxes for each of the three years ended December 31 are as follows:

(In Millions)	2010	2009	2008
Current Tax Provision:
Federal	$220.0	$124.6	$528.8
State	21.8	(7.1)	43.0
Non-U.S.	66.4	89.7	100.0

Total	308.2	207.2	671.8

Deferred Tax Provision:
Federal	6.2	162.9	(185.2)
State	5.2	24.1	(5.7)
Non-U.S.	.7	(3.2)	–

Total	12.1	183.8	(190.9)

Provision for Income Taxes	$320.3	$391.0	$480.9

In addition to the amounts shown above, tax charges (benefits) have been recorded directly to stockholders’ equity for the following items:

(In Millions)	2010	2009	2008
Current Tax Benefit for Employee Stock Options and Other Stock-Based Plans	$(1.2)	$(4.2)	$(35.0)
Tax Effect of Other Comprehensive Income	60.0	64.7	(132.2)

Deferred taxes result from temporary differences between the amounts reported in the consolidated financial statements and the tax bases of assets and liabilities. Deferred tax liabilities and assets have been computed as follows:

	DECEMBER 31
(In Millions)	2010	2009	2008
Deferred Tax Liabilities:
Lease Financing	$382.4	$404.6	$424.1
Software Development	197.2	180.8	163.8
Accumulated Depreciation	40.7	16.1	14.3
Compensation and Benefits	23.3	9.7	–
State Taxes, net	41.7	34.2	19.2
Other Liabilities	41.1	37.1	47.1

Gross Deferred Tax Liabilities	726.4	682.5	668.5

Deferred Tax Assets:
Reserve for Credit Losses	124.7	118.5	86.4
Compensation and Benefits	–	–	71.0
Capital Support Agreements	–	–	109.9
Visa Indemnification	8.1	19.7	25.9
Other Assets	51.3	74.1	153.6

Gross Deferred Tax Assets	184.1	212.3	446.8

Valuation Reserve	–	–	–
Deferred Tax Assets, net of Valuation Reserve	184.1	212.3	446.8

Net Deferred Tax Liabilities	$542.3	$470.2	$221.7

No valuation allowance related to deferred tax assets was recorded at December 31, 2010, 2009, or 2008, as management believes it is more likely than not that the deferred tax assets will be fully realized. At December 31, 2010, Northern Trust had no net operating loss carryforwards.

Employee Benefits	12 Months Ended
Dec. 31, 2010
Employee Benefits

Note 21 – Employee Benefits

The Corporation and certain of its subsidiaries provide various benefit programs, including defined benefit pension, postretirement health care, and defined contribution plans. A description of each major plan and related disclosures are provided below.

Pension. A noncontributory qualified defined benefit pension plan covers substantially all U.S. employees of Northern Trust. Employees of various European subsidiaries participate in local defined benefit plans, although those plans were closed in prior years to new participants and have been closed to future benefit accruals, effective in 2010.

Northern Trust also maintains a noncontributory supplemental pension plan for participants whose retirement benefit payments under the U.S. plan are expected to exceed the limits imposed by federal tax law. Northern Trust has a nonqualified trust, referred to as a “Rabbi” Trust, used to hold assets designated for the funding of benefits in excess of those permitted in certain of its qualified retirement plans. This arrangement offers participants a degree of assurance for payment of benefits in excess of those permitted in the related qualified plans. As the “Rabbi” Trust assets remain subject to the claims of creditors and are not the property of the employees, they are accounted for as corporate assets and are included in other assets in the consolidated balance sheet. Total assets in the “Rabbi” Trust related to the nonqualified pension plan at December 31, 2010 and 2009 amounted to  $65.9 million and  $44.1 million, respectively.

The following tables set forth the status, amounts included in AOCI, and net periodic pension expense of the U.S. plan, non-U.S. plans, and supplemental plan for 2010 and 2009. Prior service costs are being amortized on a straight-line basis over 9 years for the U.S. plan and 8 years for the supplemental plan.

PLAN STATUS

	U.S. PLAN		NON-U.S. PLANS		SUPPLEMENTAL PLAN
( $ In Millions)	2010	2009	2010	2009	2010	2009
Accumulated Benefit Obligation	$659.0	$554.0	$116.1	$100.9	$79.6	$74.5

Projected Benefit	762.9	642.0	116.1	134.4	86.9	85.9
Plan Assets at Fair Value	982.1	821.9	122.2	113.7	–	–

Funded Status at December 31	$219.2	$179.9	$6.1	$(20.7)	$(86.9)	$(85.9)

Weighted-Average Assumptions:
Discount Rates	5.50%	6.00%	5.58%	6.05%	5.50%	6.00%
Rate of Increase in Compensation Level	4.02	4.02	N/A	4.31	4.02	4.02
Expected Long-Term Rate of Return on Assets	8.00	8.00	6.27	6.60	N/A	N/A

AMOUNTS INCLUDED IN ACCUMULATED OTHER COMPREHENSIVE INCOME

	U.S. PLAN		NON-U.S. PLANS		SUPPLEMENTAL PLAN
(In Millions)	2010	2009	2010	2009	2010	2009
Net Actuarial Loss	$382.1	$375.0	$16.3	$31.8	$56.5	$57.3
Prior Service Cost	6.5	8.1	–	–	1.3	1.5

Gross Amount in Accumulated Other Comprehensive Income	388.6	383.1	16.3	31.8	57.8	58.8
Income Tax Effect	142.6	141.6	2.8	5.0	21.1	20.1

Net Amount in Accumulated Other Comprehensive Income	$246.0	$241.5	$13.5	$26.8	$36.7	$38.7

NET PERIODIC PENSION EXPENSE

	U.S. PLAN			NON-U.S. PLANS			SUPPLEMENTAL PLAN
( $ In Millions)	2010	2009	2008	2010	2009	2008	2010	2009	2008
Service Cost	$37.9	$33.1	$29.6	$1.8	$3.8	$4.4	$3.2	$2.6	$1.9
Interest Cost	36.9	33.4	30.9	6.9	6.7	6.8	4.8	3.9	3.5
Expected Return on Plan Assets	(73.2)	(59.7)	(57.5)	(8.3)	(8.1)	(9.3)	N/A	N/A	N/A
Gain on Plan Curtailment	–	–	–	(2.2)	–	–	–	–	–
Amortization:
Net Loss	20.0	12.2	8.2	.5	1.3	.3	6.0	3.9	2.5
Prior Service Cost	1.6	1.2	1.3	–	–	–	.1	(.1)	–

Net Periodic Pension Expense (Benefit)	$23.2	$20.2	$12.5	$(1.3)	$3.7	$2.2	$14.1	$10.3	$7.9

Weighted-Average Assumptions:
Discount Rates	6.00%	6.25%	6.25%	6.05%	5.80%	5.71%	6.00%	6.25%	6.25%
Rate of Increase in Compensation Level	4.02	4.02	4.02	4.31	4.15	4.61	4.02	4.02	4.02
Expected Long-Term Rate of Return on Assets	8.00	8.00	8.25	6.60	6.66	7.25	N/A	N/A	N/A

Pension expense for 2011 is expected to include approximately  $31.7 million and  $1.8 million related to the amortization of net loss and prior service cost balances, respectively, from AOCI.

CHANGE IN BENEFIT OBLIGATION

	U.S. PLAN		NON-U.S. PLANS		SUPPLEMENTAL PLAN
(In Millions)	2010	2009	2010	2009	2010	2009
Beginning Balance	$642.0	$558.8	$134.4	$91.0	$85.9	$68.5
Service Cost	37.9	33.1	1.8	3.8	3.2	2.6
Interest Cost	36.9	33.4	6.9	6.7	4.8	3.9
Actuarial Loss (Gain)	80.7	68.5	(2.1)	29.4	5.0	22.4
Plan Curtailment	–	–	(11.4)	–	–	–
Benefits Paid	(34.6)	(51.8)	(5.9)	(4.3)	(12.0)	(11.5)
Foreign Exchange Rate Changes	–	–	(7.6)	7.8	–	–

Ending Balance	$762.9	$642.0	$116.1	$134.4	$86.9	$85.9

ESTIMATED FUTURE BENEFIT PAYMENTS

(In Millions)	U.S. PLAN	NON-U.S. PLANS	SUPPLEMENTAL PLAN
2011	$54.8	$1.7	$15.0
2012	58.8	2.0	15.2
2013	65.3	2.4	15.6
2014	67.0	2.2	8.2
2015	72.5	2.7	7.4
2016-2020	403.7	17.5	39.1

CHANGE IN PLAN ASSETS

	U.S. PLAN		NON-U.S. PLANS
(In Millions)	2010	2009	2010	2009
Fair Value of Assets at Beginning of Period	$821.9	$586.2	$113.7	$87.9
Actual Return on Assets	126.8	112.5	9.3	17.8
Employer Contributions	68.0	175.0	10.4	4.2
Benefits Paid	(34.6)	(51.8)	(5.9)	(4.3)
Foreign Exchange Rate Changes	–	–	(5.3)	8.1

Fair Value of Assets at End of Period	$982.1	$821.9	$122.2	$113.7

The minimum required contribution for the U.S. qualified plan in 2011 is estimated to be zero and the maximum deductible contribution is estimated at  $160 million.

A total return investment strategy approach is employed for Northern Trust’s U.S. pension plan whereby a mix of U.S. and non-U.S. equities, fixed income and alternative asset investments are used to maximize the long-term return of plan assets for a prudent level of risk. This is accomplished by diversifying the portfolio across various asset classes, with the goal of reducing volatility of return, and among various issuers of securities to reduce principal risk. Northern Trust utilizes an asset/liability methodology to determine the investment policies that will best meet its short and long-term objectives. The process is performed by modeling current and alternative strategies for asset allocation, funding policy and actuarial methods and assumptions. The financial modeling uses projections of expected capital market returns and expected volatility of those returns to determine alternative asset mixes having the greatest probability of meeting the plan’s investment objectives. Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition. The intent of this strategy is to minimize plan expenses by outperforming growth in plan liabilities over the long run.

The target allocation of plan assets since November 2008, by major asset category, is 40% U.S. stocks, 21% non-U.S. stocks, 21% long duration fixed income securities, and 18% alternative investments, split between private equity funds (5%), hedge funds (5%), global real estate (5%) and commodities (3%). Equity investments include common stocks that are listed on an exchange and investments in comingled funds that invest primarily in publicly traded equities. Equity investments are diversified across U.S. and non-U.S. stocks and divided by investment style and market capitalization. Fixed income securities held include U.S. treasury securities and investments in comingled funds that invest in a diversified blend of longer duration fixed income securities. Alternative investments, including private equity, hedge funds, global real estate, and commodities, are used judiciously to enhance long-term returns while improving portfolio diversification. Private equity assets consist primarily of investments in limited partnerships that invest in individual companies in the form of non-public equity or non-public debt positions. Direct or co-investment in non-public stock by the plan is prohibited. The plan’s private equity investments are limited to 20% of the total limited partnership and the maximum allowable loss cannot exceed the commitment amount. The plan holds one investment in a hedge fund of funds, which invests, either directly or indirectly, in a diversified portfolio of funds or other pooled investment vehicles.

Investment in global real estate is designed to provide stable income returns and added diversification based upon the historical low correlation between real estate and equity or fixed income investments. The plan’s global real estate assets consist of one collective index fund that invests in a diversified portfolio of global real estate investments, primarily equity securities.

Commodities also improve portfolio diversification as they tend to react to changing economic fundamentals differently than traditional financial assets. Because commodity prices typically rise with rising inflation, investments in commodities are also likely to provide an offset against inflation. Commodity assets include an investment in one mutual fund that invests in commodity-linked derivative instruments, backed by a portfolio of fixed income securities.

Though not a primary strategy for meeting the plan’s objectives, derivatives may be used from time to time, depending on the nature of the asset class to which they relate, to gain market exposure in an efficient and timely manner, to hedge foreign currency exposure or interest rate risk, or to alter the duration of a portfolio. There were no derivatives held by the plan at December 31, 2010 or 2009.

Investment risk is measured and monitored on an ongoing basis through annual liability measurements, periodic asset/liability studies, and quarterly investment portfolio reviews. Standards used to evaluate the plan’s investment manager performance include, but are not limited to, the achievement of objectives, operation within guidelines and policy, and comparison against a relative benchmark. In addition, each manager of the investment funds held by the plan is ranked against a universe of peers and compared to a relative benchmark. Total plan performance analysis includes an analysis of the market environment, asset allocation impact on performance, risk and return relative to other ERISA plans, and manager impacts upon plan performance.

The following describes the hierarchy of inputs used to measure fair value and the primary valuation methodologies used by Northern Trust for plan assets measured at fair value.

Level 1 – Quoted, active market prices for identical assets or liabilities. The U.S. pension plan’s Level 1 investments include foreign and domestic common stocks and mutual and collective trust funds. Foreign and domestic common stocks are exchange traded and are valued at the closing price reported by the respective exchanges on the day of valuation. Share prices of the funds, referred to as a fund’s Net Asset Value (NAV), are calculated daily based on the closing market prices and accruals of securities in the fund’s total portfolio (total value of the fund) divided by the number of fund shares currently issued and outstanding. Redemptions of the mutual and collective trust fund shares occur by contract at the respective fund’s redemption date NAV.

Level 2 – Observable inputs other than Level 1 prices, such as quoted active market prices for similar assets or liabilities, quoted prices for identical or similar assets in inactive markets, and model-derived valuations in which all significant inputs are observable in active markets. The U.S. pension plan’s Level 2 assets include U.S. government securities and mutual and collective trust funds. U.S. government securities are valued by a third party pricing source that incorporates market observable data such as reported sales of similar securities, broker quotes and reference data. The inputs used are based on observable data in active markets. The NAVs of the funds are calculated monthly based on the closing market prices and accruals of securities in the fund’s total portfolio (total value of the fund) divided by the number of fund shares currently issued and outstanding. Redemptions of the mutual and collective trust fund shares occur by contract at the respective fund’s redemption date NAV.

Level 3 inputs – Valuation techniques in which one or more significant inputs are unobservable in the marketplace. The U.S. pension plan’s Level 3 assets are private equity and hedge funds which invest in underlying groups of investment funds or other pooled investment vehicles that are selected by the respective funds’ investment managers. The investment funds and the underlying investments held by these investment funds are valued at fair value. In determining the fair value of the underlying investments of each fund, the fund’s investment manager or general partner takes into account the estimated value reported by the underlying funds as well as any other considerations that may, in their judgment, increase or decrease such estimated value.

While Northern Trust believes its valuation methods for plan assets are appropriate and consistent with other market participants, the use of different methodologies or assumptions, particularly as applied to Level 3 assets described below, could have a material effect on the computation of their estimated fair values.

The following table presents the fair values of Northern Trust’s U.S. pension plan assets, by major asset category, and their level within the fair value hierarchy defined by GAAP as of December 31, 2010 and 2009.

	DECEMBER 31, 2010
(In Millions)	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Equity Securities
U.S.	$185.2	$221.7	$–	$406.9
Non-U.S.	169.9	40.6	–	210.5
Fixed Income – U.S. Government	–	207.8	–	207.8
Alternative Investments
Private Equity Funds	–	–	33.5	33.5
Hedge Fund	–	–	29.7	29.7
Global Real Estate Fund	–	41.6	–	41.6
Commodity Linked Fund	39.3	–	–	39.3
Cash and Other	12.8	–	–	12.8

Total Assets at Fair Value	$407.2	$511.7	$63.2	$982.1

	DECEMBER 31, 2009
(In Millions)	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Equity Securities
U.S.	$98.6	$255.5	$–	$354.1
Non-U.S.	169.2	34.3	–	203.5
Fixed Income – U.S. Government	–	127.8	–	127.8
Alternative Investments
Private Equity Funds	–	–	28.8	28.8
Hedge Fund	–	–	28.7	28.7
Global Real Estate Fund	–	34.8	–	34.8
Commodity Linked Fund	36.5	–	–	36.5
Cash and Other	7.7	–	–	7.7

Total Assets at Fair Value	$312.0	$452.4	$57.5	$821.9

Note: Certain 2009 amounts were reclassified to be consistent with the 2010 fair value hierarchy categorization.

The following table presents the changes in Level 3 assets for the year ended December 31, 2010 and 2009.

	PRIVATE EQUITY FUNDS		HEDGE FUND
(In Millions)	2010	2009	2010	2009
Fair Value at January 1,	$28.8	$28.7	$28.7	$26.8
Actual Return on Plan Assets	2.9	(4.6)	1.0	1.9
Net Purchases, Sales, and Settlements	1.8	4.7	–	–

Fair Value at December 31,	$33.5	$28.8	$29.7	$28.7

Note: The return on plan assets represents the change in the unrealized gain (or loss) on assets still held at December 31, 2010.

A building block approach is employed for Northern Trust’s U.S. pension plan in determining the long-term rate of return for plan assets. Historical markets and long-term historical relationships between equities, fixed income and other asset classes are studied using the widely-accepted capital market principle that assets with higher volatility generate a greater return over the long-run. Current market factors such as inflation expectations and interest rates are evaluated before long-term capital market assumptions are determined. The long-term portfolio rate of return is established with consideration given to diversification and rebalancing. The rate is reviewed against peer data and historical returns to verify the return is reasonable and appropriate. Based on this approach and the plan’s target asset allocation, the expected long-term rate of return on assets as of the plan’s December 31, 2010 measurement date was set at 8.00%.

Postretirement Health Care. Northern Trust maintains an unfunded postretirement health care plan. Employees retiring at age 55 or older under the provisions of the U.S. defined benefit plan who have attained 15 years of service may be eligible for subsidized postretirement health care coverage. Effective January 1, 2003, the cost of this benefit is no longer subsidized by Northern Trust for new employee hires or employees who were under age 40 at December 31, 2002, or those who have not attained 15 years of service by their termination date. Effective January 1, 2010, the cost of this benefit is no longer subsidized by Northern Trust for employees who will not be at least age 55 with at least 15 years of service on December 31, 2011. This plan change reduced the postretirement benefit obligation by  $19.0 million at December 31, 2009. The reduction in liability due to the plan change fully offset the existing combined prior service cost and transition obligation balances recorded in AOCI. No curtailment gain or loss was recorded as the change in liability was solely attributed to past service and the transition obligation and prior service cost balances had already been fully offset. The provisions of this plan may be changed further at the discretion of Northern Trust, which also reserves the right to terminate these benefits at any time.

The following tables set forth the postretirement health care plan status and amounts included in AOCI at December 31, the net periodic postretirement benefit cost of the plan for 2010 and 2009, and the change in the accumulated postretirement benefit obligation during 2010 and 2009.

PLAN STATUS

(In Millions)	2010	2009
Accumulated Postretirement Benefit Obligation (APBO) at Measurement Date:
Retirees and Dependents	$29.4	$25.7
Actives Eligible for Benefits	14.9	15.0
Actives Not Yet Eligible	7.0	9.2

Net Postretirement Benefit Liability	$51.3	$49.9

AMOUNTS INCLUDED IN ACCUMULATED OTHER COMPREHENSIVE INCOME

(In Millions)	2010	2009
Net Actuarial Loss	$13.0	$15.6
Prior Service Benefit	(13.0)	(18.1)

Gross Amount in Accumulated Other Comprehensive Income	–	(2.5)
Income Tax Effect	–	(.5)

Net Amount in Accumulated Other Comprehensive Income	$–	$(2.0)

The income tax effect shown above for 2009 includes the expected impact of the non-taxable Medicare prescription drug subsidy.

NET PERIODIC POSTRETIREMENT BENEFIT EXPENSE

(In Millions)	2010	2009	2008
Service Cost	$.8	$1.7	$1.7
Interest Cost	2.8	3.7	3.9
Amortization
Net Loss	2.0	.5	1.1
Transition Obligation	–	.5	.6
Prior Service Benefit	(5.2)	(.1)	(.1)

Net Periodic Postretirement Benefit Expense	$.4	$6.3	$7.2

CHANGE IN ACCUMULATED POSTRETIREMENT

BENEFIT OBLIGATION

(In Millions)	2010	2009
Beginning Balance	$49.9	$60.7
Service Cost	.8	1.7
Interest Cost	2.8	3.7
Actuarial Loss (Gain)	(.6)	5.6
Gross Benefits Paid	(2.1)	(3.0)
Medicare Subsidy	.5	.2
Plan Change	–	(19.0)

Ending Balance	$51.3	$49.9

ESTIMATED FUTURE BENEFIT PAYMENTS

(In Millions)	TOTAL POSTRETIREMENT MEDICAL BENEFITS	EXPECTED PRESCRIPTION DRUG SUBSIDY AMOUNT
2011	$4.0	$(.6)
2012	4.3	(.7)
2013	4.5	(.8)
2014	4.7	(.9)
2015	4.8	(.9)
2016-2020	23.4	(6.3)

Net periodic postretirement benefit expense for 2011 is expected to include approximately  $1.8 million related to the amortization from AOCI of the net loss, and to be decreased by  $5.0 million related to the amortization from AOCI of the prior service benefit.

The weighted average discount rate used in determining the accumulated postretirement benefit obligation was 5.50% at December 31, 2010 and 6.00% at December 31, 2009. For measurement purposes, an 8.00% annual increase in the cost of covered medical benefits and a 9.00% annual increase in the cost of covered prescription drug benefits were assumed for 2010. These rates are assumed to gradually decrease until they reach 5.00% in 2016 for medical and 2018 for prescription drugs. The health care cost trend rate assumption has an effect on the amounts reported. For example, increasing or decreasing the assumed health care trend rate by one percentage point in each year would have the following effect.

(In Millions)	1–PERCENTAGE POINT INCREASE	1–PERCENTAGE POINT DECREASE
Effect on Total Service and Interest Cost Components	$.1	$(.1)
Effect on Postretirement Benefit Obligation	2.4	(2.0)

Defined Contribution Plans. The Corporation and its subsidiaries maintain various defined contribution plans covering substantially all employees. The Corporation’s contribution includes a matching component and a corporate performance-based component contingent upon meeting predetermined performance objectives. The estimated contribution to defined contribution plans is charged to employee benefits expense and totaled  $46.5 million in 2010,  $47.0 million in 2009, and  $42.0 million in 2008.

Share-Based Compensation Plans	12 Months Ended
Dec. 31, 2010
Share-Based Compensation Plans

Note 22 – Share-Based Compensation Plans

Northern Trust recognizes as compensation expense the grant-date fair value of stock options and other equity based compensation granted to employees within the income statement using a fair value-based method.

Total compensation expense for share-based payment arrangements was as follows:

	FOR THE YEAR ENDED DECEMBER 31,
(In Millions)	2010	2009	2008
Stock Options	$27.6	$27.9	$19.3
Stock and Stock Unit Awards	25.1	19.7	15.0
Performance Stock Units	—	(22.2)	8.3

Total Share-Based Compensation Expense	$52.7	$25.4	$42.6
Tax Benefits Recognized	$19.3	$9.3	$15.8

As of December 31, 2010, there was  $109.3 million of unrecognized compensation cost related to unvested share-based compensation arrangements granted under the Corporation’s stock-based compensation plans. That cost is expected to be recognized as expense over a weighted-average period of approximately 3 years. Share-based compensation expense in 2009 includes the reversal of accruals related to performance stock units granted in 2008 and 2007 which were not expected to vest.

The Amended and Restated Northern Trust Corporation 2002 Stock Plan (the Plan) is administered by the Compensation and Benefits Committee (Committee) of the Board of Directors. All employees of the Corporation and its subsidiaries and all directors of the Corporation are eligible to receive awards under the Plan. The Plan provides for the grant of stock options, stock appreciation rights, stock awards, stock units and performance shares. As detailed below, grants are outstanding under both the Plan and The Northern Trust Corporation Amended 1992 Incentive Stock Plan (1992 Plan), a predecessor plan. The total number of shares of the Corporation’s common stock authorized for issuance under the Plan is 40,000,000. As of December 31, 2010, shares available for future grant under the Plan totaled 15,365,279.

The following describes Northern Trust’s share-based payment arrangements and applies to awards under the Plan and the 1992 Plan, as applicable.

Stock Options. Stock options consist of options to purchase common stock at prices not less than 100% of the fair value thereof on the date the options are granted. Options have a maximum ten-year life and generally vest and become exercisable in one to four years after the date of grant. In addition, all options may become exercisable upon a “change of control” as defined in the Plan or the 1992 Plan. All options terminate at such time as determined by the Committee and as provided in the terms and conditions of the respective option grants.

The weighted-average assumptions used for options granted during the years ended December 31 are as follows:

	2010	2009	2008
Expected Term (in Years)	7.4	6.8	6.3
Dividend Yield	4.38%	3.51%	2.48%
Expected Volatility	41.5	40.7	27.1
Risk Free Interest Rate	2.64	2.46	3.16

The expected term of the options represents the period of time that options granted are expected to be outstanding based primarily on the historical exercise behavior attributable to previous option grants. Dividend yield represents the estimated yield from dividends paid on the Corporation’s common stock over the expected term of the options. Expected volatility is determined based on the historical daily volatility of Northern Trust’s stock price over a period equal to the expected term of the option. The risk free interest rate is based on the U.S. Treasury yield curve at the time of grant for a period equal to the expected term of the options granted.

The following table provides information about stock options granted, vested, and exercised in the years ended December 31.

(In Millions, Except Per Share Information)	2010	2009	2008
Weighted Average Grant-Date Per Share Fair Value of Stock Options Granted	$14.45	$16.94	$17.16
Fair Value of Stock Options Vested	26.7	18.4	20.1
Stock Options Exercised
Intrinsic Value	5.0	11.3	98.5
Cash Received	16.9	38.9	161.9
Tax Deduction Benefits Realized	1.7	3.6	27.9

The following is a summary of changes in nonvested stock options for the year ended December 31, 2010.

NONVESTED SHARES	SHARES	WEIGHTED- AVERAGE GRANT-DATE FAIR VALUE PER SHARE
Nonvested at December 31, 2009	4,295,914	$16.89
Granted	2,134,234	14.45
Vested	(1,600,271)	16.68
Forfeited or Cancelled	(94,812)	15.45

Nonvested at December 31, 2010	4,735,065	$15.89

A summary of the status of stock options under the Plan and the 1992 Plan at December 31, 2010, and changes during the year then ended, are presented in the table below.

( $ In Millions Except Per Share Information)	SHARES	WEIGHTED AVERAGE EXERCISE PRICE PER SHARE	WEIGHTED AVERAGE REMAINING CONTRACTUAL TERM (YEARS)	AGGREGATE INTRINSIC VALUE
Options Outstanding, December 31, 2009	16,653,682	$55.47
Granted	2,134,234	50.97
Exercised	(419,846)	42.93
Forfeited, Expired or Cancelled	(1,960,716)	67.38

Options Outstanding, December 31, 2010	16,407,354	$53.78	4.9	$78.1

Options Exercisable, December 31, 2010	11,672,289	$52.68	3.4	$68.8

Stock and Stock Unit Awards. Stock or stock unit awards may be granted by the Committee to participants which entitle them to receive a payment in the Corporation’s common stock or cash under the terms of the Plan and such other terms and conditions as the Committee deems appropriate. Each stock unit provides the recipient the opportunity to receive one share of stock for each stock unit that vests. The stock units granted in 2010 vest at a rate equal to 50% on the third anniversary date of the grant and 50% on the fourth anniversary date. Stock and stock unit grants totaled 1,223,539, 646,549, and 205,435, with weighted average grant-date fair values of  $50.67,  $56.07, and  $70.44 per share, for the years ended December 31, 2010, 2009, and 2008, respectively. The total fair value of shares vested during the years ended December 31, 2010, 2009, and 2008, was  $19.1 million,  $25.6 million, and  $17.1 million, respectively.

A summary of the status of outstanding stock and stock unit awards under the Plan and the 1992 Plan at December 31, 2010, and changes during the year then ended, is presented in the table below.

( $ In Millions)	NUMBER	AGGREGATE INTRINSIC VALUE
Stock and Stock Unit Awards Outstanding, December 31, 2009	1,301,442	$68.2
Granted	1,223,539
Distributed	(330,289)
Forfeited	(50,182)

Stock and Stock Unit Awards Outstanding, December 31, 2010	2,144,510	$118.8

Units Convertible, December 31, 2010	106,266	5.6

The following is a summary of nonvested stock and stock unit awards at December 31, 2010, and changes during the year then ended.

NONVESTED STOCK AND STOCK UNITS	NUMBER	WEIGHTED AVERAGE GRANT-DATE FAIR VALUE PER UNIT	WEIGHTED AVERAGE REMAINING VESTING TERM (YEARS)
Nonvested at December 31, 2009	1,209,042	$58.54	2.2
Granted	1,223,539	50.67
Vested	(344,155)	55.37
Forfeited	(50,182)	56.12

Nonvested at December 31, 2010	2,038,244	$54.41	2.7

Performance Stock Units. Each performance stock unit provides the recipient the opportunity to receive one share of stock for each stock unit that vests. The number of performance stock units granted that will vest can range from 0% to 125% of the original award granted based on the level of attainment of an average earnings per share goal for a three-year period. Distribution of the award is then made after vesting. No performance stock units were granted for the year ended December 31, 2010 or 2009.

A summary of the status of performance stock units under the Plan at December 31, 2010, and changes during the year then ended, is presented in the table below.

( $ In Millions)	UNITS	WEIGHTED AVERAGE REMAINING VESTING TERM (YEARS)	AGGREGATE INTRINSIC VALUE
Units Outstanding, December 31, 2009	569,138
Granted	–
Converted	–
Forfeited	(3,335)
Cancelled	(306,314)

Units Outstanding, December 31, 2010	259,489	.1	14.4

Units Convertible, December 31, 2010	–	–	–

On January 18, 2011, the Northern Trust Corporation Compensation Committee determined that the performance conditions related to the 2008 performance stock unit grant were not met. As a result, the 259,489 stock units reflected in the period end units outstanding balance above were cancelled. After giving effect to the cancellation of the 2008 performance stock unit grants, no performance stock units remain outstanding.

Director Stock Awards. In 2010, stock units with a total value of  $1.2 million (21,131 stock units) that vest on the date of the 2011 annual meeting of the Corporation’s stockholders were granted to non-employee directors. In 2009, stock units with a total value of  $1.1 million (19,248 stock units) that vested on the date of the 2010 annual meeting of the Corporation’s stockholders were granted to non-employee directors. Stock units granted to non-employee directors do not have voting rights. Each stock unit entitles a director to one share of common stock at vesting, unless a director elects to defer receipt of the shares. Directors may elect to defer the payment of their annual stock unit grant and cash-based compensation until termination of services as director. Amounts deferred are converted into stock units representing shares of common stock of the Corporation. Distributions of deferred stock units are made in stock. Distributions of the stock unit account that relate to cash-based compensation are made in cash based on the fair value of the stock units at the time of distribution.

Cash-Based Compensation Plans	12 Months Ended
Dec. 31, 2010
Cash-Based Compensation Plans

Note 23 – Cash-Based Compensation Plans

Various incentive plans provide for cash incentives and bonuses to selected employees based upon accomplishment of corporate net income objectives, business unit goals, and individual performance. The estimated contributions to these plans are charged to compensation expense and totaled  $168.4 million in 2010,  $168.9 million in 2009, and  $155.8 million in 2008.

Contingent Liabilities	12 Months Ended
Dec. 31, 2010
Contingent Liabilities

Note 24 – Contingent Liabilities

In the normal course of business, the Corporation and its subsidiaries are routinely defendants in or parties to a number of pending and threatened legal actions, including, but not limited to, actions brought on behalf of various claimants or classes of claimants, regulatory matters, employment matters, and challenges from tax authorities regarding the amount of taxes due. In certain of these actions and proceedings, claims for substantial monetary damages or adjustments to recorded tax liabilities are asserted.

In view of the inherent difficulty of predicting the outcome of such matters, particularly matters that will be decided by a jury and actions that seek very large damages based on novel and complex damage and liability legal theories or that involve a large number of parties, the Corporation cannot state with confidence the eventual outcome of these pending matters, the timing of their ultimate resolution, or what the eventual loss, fines or penalties, if any, related to each pending matter will be.

In accordance with applicable accounting guidance, the Corporation records accruals for litigation and regulatory matters when those matters present loss contingencies that are both probable and reasonably estimable. When loss contingencies are not both probable and reasonably estimable, the Corporation does not record accruals. No material accruals have been recorded for pending litigation or threatened legal actions or regulatory matters. In certain matters for which the Corporation has recorded an accrual and other pending matters, there may be a range of possible losses (including possible losses in excess of amounts accrued), which either cannot be estimated or, to the extent a range could possibly be determined, the range would be so imprecise, uncertain or wide, that it would not be meaningful.

Based on current knowledge, after consultation with legal counsel and after taking into account current accruals, management does not believe that losses, if any, arising from pending litigation or threatened legal actions or regulatory matters will have a material adverse effect on the consolidated financial position or liquidity of the Corporation, although such matters could have a material adverse effect on the Corporation’s operating results for a particular period. Following is a description of the nature of certain of these matters.

As previously disclosed, a number of participants in our securities lending program, which is associated with the Corporation’s asset servicing business, have commenced either individual lawsuits or putative class actions in which they claim, among other things, that we failed to exercise prudence in the investment management of the collateral received from the borrowers of the securities, resulting in losses that they seek to recover. The cases assert various contractual, statutory and common law claims, including claims for breach of fiduciary duty under common law and under ERISA. Based on our review of these matters, we believe we operated our securities lending program prudently and appropriately. The Corporation has also been cooperating fully with an SEC investigation related to our securities lending program.

As discussed in further detail in Note 19 – Visa Membership, Northern Trust, as a member bank of Visa U.S.A., and in conjunction with other member banks, is obligated to share in losses resulting from certain indemnified litigation involving Visa. The estimated fair value of the net Visa indemnification liability, recorded within other liabilities in the consolidated balance sheet, was  $23.1 million at December 31, 2010 and  $56.1 million at December 31, 2009.

Derivative Financial Instruments	12 Months Ended
Dec. 31, 2010
Derivative Financial Instruments

Note 25 – Derivative Financial Instruments

Northern Trust is a party to various derivative financial instruments that are used in the normal course of business to meet the needs of its clients; as part of its trading activity for its own account; and as part of its risk management activities. These instruments include foreign exchange contracts, interest rate contracts, and credit default swap contracts.

Northern Trust’s primary risks associated with these instruments is the possibility that interest rates, foreign exchange rates, or credit spreads could change in an unanticipated manner, resulting in higher costs or a loss in the underlying value of the instrument. These risks are mitigated by establishing limits, monitoring the level of actual positions taken against such established limits, and monitoring the level of any interest rate sensitivity gaps created by such positions. When establishing position limits, market liquidity and volatility, as well as experience in each market, are all taken into account.

The estimated credit risk associated with derivative instruments relates to the failure of the counterparty and the failure of Northern Trust to pay based on the contractual terms of the agreement, and is generally limited to the unrealized fair value gains and losses on these instruments, respectively. The amount of credit risk will increase or decrease during the lives of the instruments as interest rates, foreign exchange rates, or credit spreads fluctuate. This risk is controlled by limiting such activity to an approved list of counterparties and by subjecting such activity to the same credit and quality controls as are followed in lending and investment activities. Credit Support Annex agreements are currently in place with several counterparties which mitigate the aforementioned credit risk associated with derivative activity conducted with those counterparties by requiring that significant net unrealized fair value gains be supported by collateral placed with Northern Trust.

All derivative financial instruments, whether designated as hedges or not, are recorded on the consolidated balance sheet at fair value within other assets or other liabilities. The accounting for changes in the fair value of a derivative in the consolidated statement of income depends on whether the contract has been designated as a hedge and qualifies for hedge accounting under GAAP. Northern Trust has elected to net derivative assets and liabilities when legally enforceable master netting agreements exist between Northern Trust and the counterparty. Derivative assets and liabilities recorded on the consolidated balance sheet were each reduced by  $1,818.2 million and  $939.8 million as of December 31, 2010 and 2009, respectively, as a result of master netting agreements in place. Derivative assets and liabilities recorded at December 31, 2010 also reflect reductions of  $2,952.7 million and  $2,288.2 million, respectively, as a result of cash collateral received from and deposited with derivative counterparties. This compares with reductions of derivative assets and liabilities of  $216.2 million and  $193.3 million, respectively, at December 31, 2009. Additional cash collateral received from and deposited with derivative counterparties totaling  $9.9 million and  $.5 million, respectively, of as of December 31, 2010, and  $10.8 million and  $21.7 million, respectively, as of December 31, 2009, were not offset against derivative assets and liabilities on the consolidated balance sheet as the amounts exceeded the net derivative positions with those counterparties.

Certain master netting agreements Northern Trust enters into with derivative counterparties contain credit-risk-related contingent features in which the counterparty has the option to declare Northern Trust in default and accelerate cash settlement of our net derivative liabilities with the counterparty in the event Northern Trust’s credit rating falls below specified levels. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that were in a liability position was  $3.3 billion and  $505.6 million on December 31, 2010 and 2009, respectively. Cash collateral amounts deposited with derivative counterparties on those dates included  $2.9 billion and  $168.7 million posted against these liabilities, resulting in a net maximum amount of termination payments that could have been required at December 31, 2010 and 2009 of  $387.1 million and  $336.9 million, respectively. Accelerated settlement of these liabilities would not have a material effect on the consolidated financial position or liquidity of Northern Trust.

Foreign Exchange Contracts are agreements to exchange specific amounts of currencies at a future date, at a specified rate of exchange. Foreign exchange contracts are entered into primarily to meet the foreign exchange needs of clients. Foreign exchange contracts are also used for trading purposes and risk management. For risk management purposes, Northern Trust currently uses foreign exchange contracts to reduce its exposure to changes in foreign exchange rates relating to certain forecasted non-U.S. dollar denominated revenue and expenditure transactions, foreign currency denominated assets and liabilities, and net investments in non-U.S. affiliates.

Interest Rate Contracts include swap and option contracts. Interest rate swap contracts involve the exchange of fixed and floating rate interest payment obligations without the exchange of the underlying principal amounts. Northern Trust enters into interest rate swap contracts on behalf of its clients and also utilizes such contracts to reduce or eliminate the exposure to changes in the cash flows or fair value of hedged assets or liabilities due to changes in interest rates. Interest rate option contracts consist of caps, floors, and swaptions, and provide for the transfer or reduction of interest rate risk in exchange for a fee. Northern Trust enters into option contracts primarily as a seller of interest rate protection to clients. Northern Trust receives a fee at the outset of the agreement for the assumption of the risk of an unfavorable change in interest rates. This assumed interest rate risk is then mitigated by entering into an offsetting position with an outside counterparty. Northern Trust may also purchase option contracts for risk management purposes.

Credit Default Swap Contracts are agreements to transfer credit default risk from one party to another in exchange for a fee. Northern Trust enters into credit default swaps with outside counterparties where the counterparty agrees to assume the underlying credit exposure of a specific Northern Trust commercial loan or loan commitment.

Client-Related and Trading Derivative Instruments. In excess of 97% of Northern Trust’s derivatives outstanding at December 31, 2010 and 2009, measured on a notional value basis, relate to client-related and trading activities. These activities consist principally of providing foreign exchange services to clients in connection with Northern Trust’s global custody business. However, in the normal course of business, Northern Trust also engages in trading of currencies for its own account.

The following table shows the notional amounts of client-related and trading derivative financial instruments. Notional amounts of derivative financial instruments do not represent credit risk, and are not recorded in the consolidated balance sheet. They are used merely to express the volume of this activity. Credit risk is limited to the positive fair value of the derivative instrument, which is significantly less than the notional amount.

	DECEMBER 31, 2010			DECEMBER 31, 2009
	NOTIONAL VALUE	FAIR VALUE		NOTIONAL VALUE	FAIR VALUE
(In Millions)		ASSET	LIABILITY		ASSET	LIABILITY
Foreign Exchange Contracts	$242,007.1	$5,747.9	$5,729.9	$173,159.1	$2,032.2	$2,008.5
Interest Rate Option Contracts	126.1	.1	.1	178.1	.4	.4
Interest Rate Swap Contracts	4,301.7	151.2	148.4	4,195.2	114.9	113.1
Futures Contracts	–	–	–	.2	–	–

Total	$246,434.9	$5,899.2	$5,878.4	$177,532.6	$2,147.5	$2,122.0

Changes in the fair value of client-related and trading derivative instruments are recognized currently in income. The following table shows the location and amount of gains and losses recorded in the consolidated statement of income for the years ended December 31, 2010 and 2009.

	LOCATION OF DERIVATIVE GAIN/(LOSS) RECOGNIZED IN INCOME	AMOUNT OF DERIVATIVE GAIN/(LOSS) RECOGNIZED IN INCOME
(In Millions)		DECEMBER 31, 2010	DECEMBER 31, 2009
Foreign Exchange Contracts	Foreign Exchange Trading Income	$382.2	$445.7
Interest Rate Swap Contracts	Security Commissions and Trading Income	9.3	4.9

Total		$391.5	$450.6

Risk Management Derivative Instruments. Northern Trust uses derivative instruments to hedge its exposure to foreign currency, interest rate, and credit risk. Certain hedging relationships are formally designated and qualify for hedge accounting under GAAP as fair value, cash flow, or net investment hedges. Other derivatives that are entered into for risk management purposes as economic hedges are not formally designated as hedges and, therefore, are accounted for as trading instruments.

In order to qualify for hedge accounting, a formal assessment is performed on a calendar quarter basis to verify that derivatives used in designated hedging transactions continue to be highly effective in offsetting the changes in fair value or cash flows of the hedged item. If a derivative ceases to be highly effective, or if the hedged item matures, is sold, or is terminated, or if a hedged forecasted transaction is no longer expected to occur, hedge accounting is terminated and the derivative is treated as if it were a trading instrument.

The following table identifies the types and classifications of derivative instruments designated as hedges and used by Northern Trust to manage risk, their notional and fair values, and the respective risks addressed.

			DECEMBER 31, 2010			DECEMBER 31, 2009
				FAIR VALUE			FAIR VALUE
(In Millions)	DERIVATIVE INSTRUMENT	RISK CLASSIFICATION	NOTIONAL VALUE	ASSET	LIABILITY	NOTIONAL VALUE	ASSET	LIABILITY
Fair Value Hedges

Available for Sale Investment Securities	Interest Rate Swap Contracts	Interest Rate	$860.0	$4.8	$14.9	$257.7	$.7	$4.2
Senior Notes and Long-Term Subordinated Debt	Interest Rate Swap Contracts	Interest Rate	1,100.0	129.8	.4	1,100.0	98.1	–

Cash Flow Hedges

Forecasted Foreign Currency Denominated Transactions	Foreign Exchange Contracts	Foreign Currency	935.3	19.3	15.2	1,516.7	40.8	42.8

Net Investment Hedges

Net Investments in Non-U.S. Affiliates	Foreign Exchange Contracts	Foreign Currency	1,390.1	13.0	18.3	1,177.4	2.9	5.2

Total			$4,285.4	$166.9	$48.5	$4,051.8	$142.5	$52.2

In addition to the above, Sterling denominated debt, totaling  $241.8 million and  $413.2 million at December 31, 2010 and 2009, respectively, were designated as hedges of the foreign exchange risk associated with the net investment in certain non-U.S. affiliates.

Derivatives are designated as fair value hedges to limit Northern Trust’s exposure to changes in the fair value of assets and liabilities due to movements in interest rates. For a fair value hedge, changes in the fair value of the derivative instrument and changes in the fair value of the hedged asset or liability attributable to the hedged risk are recorded currently in income. The following tables shows the location and amount of derivative gains and losses recorded in the consolidated statement of income related to fair value hedges for the years ended December 31, 2010 and 2009.

	2010
(In Millions)	DERIVATIVE INSTRUMENT	LOCATION OF DERIVATIVE GAIN/(LOSS) RECOGNIZED IN INCOME	AMOUNT OF DERIVATIVE GAIN/ (LOSS) RECOGNIZED IN INCOME
Available for Sale Investment Securities	Interest Rate Swap Contracts	Interest Income	$(13.3)
Senior Notes and Long-Term Subordinated Debt	Interest Rate Swap Contracts	Interest Expense	78.8

Total			$65.5

	2009
(In Millions)	DERIVATIVE INSTRUMENT	LOCATION OF DERIVATIVE GAIN/(LOSS) RECOGNIZED IN INCOME	AMOUNT OF DERIVATIVE GAIN/ (LOSS) RECOGNIZED IN INCOME
Available for Sale Investment Securities	Interest Rate Swap Contracts	Interest Income	$5.7
Senior Notes and Long-Term Subordinated Debt	Interest Rate Swap Contracts	Interest Expense	(43.0)

Total			$(37.3)

Northern Trust applies the “shortcut” method of accounting, available under GAAP, to substantially all of its fair value hedges, which assumes there is no ineffectiveness in a hedge. As a result, changes recorded in the fair value of the hedged item are equal to the offsetting gain or loss on the derivative and are reflected in the same line item. For the fair value hedges that do not qualify for the “shortcut” method of accounting, Northern Trust utilizes regression analysis, a “long-haul” method of accounting, in assessing whether these hedging relationships are highly effective at inception and on an ongoing basis. Changes recorded in the fair value of the hedged items for such “long-haul” hedges totaled  $.2 million for the year ended December 31, 2010. There was  $.1 million ineffectiveness recorded during the year ended December 31, 2010 and no ineffectiveness recorded during the year ended December 31, 2009 or 2008 for available for sale investment securities, senior notes, or subordinated debt.

Derivatives are also designated as cash flow hedges in order to minimize the variability in cash flows of earning assets or forecasted transactions caused by movements in interest or foreign exchange rates. The effective portion of changes in the fair value of such derivatives is recognized in AOCI, a component of stockholders’ equity, and there is no change to the accounting for the hedged item. When the hedged forecasted transaction impacts earnings, balances in AOCI are reclassified to the same income or expense classification as the hedged item. Northern Trust applies the “shortcut” method of accounting for cash flow hedges of available for sale securities. For cash flow hedges of forecasted foreign currency denominated revenue and expenditure transactions, Northern Trust closely matches all terms of the hedged item and the hedging derivative at inception and on an ongoing basis which limits hedge ineffectiveness. To the extent all terms are not perfectly matched, effectiveness is assessed using the dollar-offset method and any ineffectiveness is measured using the hypothetical derivative method. There was no ineffectiveness recognized in earnings for cash flow hedges during the years ended December 31, 2010, 2009 or 2008. As of December 31, 2010, twenty-three months is the maximum length of time over which the exposure to variability in future cash flows of forecasted foreign currency denominated transactions is being hedged.

The following table provides cash flow hedge derivative gains and losses recognized in AOCI and the amounts reclassified to earnings during the years ended December 31, 2010 and 2009.

	2010		2009
(In Millions)	FOREIGN EXCHANGE CONTRACTS	INTEREST RATE SWAP CONTRACTS	FOREIGN EXCHANGE CONTRACTS	INTEREST RATE SWAP CONTRACTS
Net Gain/(Loss) Recognized in AOCI	$46.7	$–	$8.2	$–

Net Gain/(Loss) Reclassified from AOCI to Earnings
Trust, Investment and Other Servicing Fees	7.2	–	20.1	–
Other Operating Income	.2	–	1.5	–
Interest Income	1.7	–	13.6	.2
Interest Expense	.1	–	.1	–
Compensation	(8.2)	–	(35.8)	–
Employee Benefits	(2.1)	–	(10.2)	–
Equipment and Software Expense	(.1)	–	(.6)	–
Occupancy Expense	(1.1)	–	(5.0)	–
Other Operating Expense	(4.0)	–	(.8)	–

Total	$(6.3)	$–	$(17.1)	$.2

During the year ended December 31, 2010,  $6.3 million of net foreign exchange contract losses were classified into earnings as a result of the discontinuance of cash flow hedges as it was no longer probable that the original forecasted transactions would occur. Included in the net derivative losses of  $16.9 million reclassified from AOCI during the year ended December 31, 2009 is  $3.0 million of net foreign exchange contract losses relating to cash flow hedges of forecasted foreign currency denominated revenue and expenditure transactions that were discontinued as the original forecasted transactions were no longer probable of occurring. It is estimated that a net gain of  $2.3 million will be reclassified into earnings within the next twelve months relating to cash flow hedges.

Certain foreign exchange contracts and qualifying nonderivative instruments are designated as net investment hedges to minimize Northern Trust’s exposure to variability in the foreign currency translation of net investments in non-U.S. branches and subsidiaries. The effective portion of changes in the fair value of the hedging instrument is recognized in AOCI consistent with the related translation gains and losses of the hedged net investment. For net investment hedges, all critical terms of the hedged item and the hedging instrument are matched at inception and on an ongoing basis to eliminate hedge ineffectiveness. As a result, no ineffectiveness was recorded for these hedges during the year ended December 31, 2010, 2009 or 2008. Amounts recorded in AOCI are reclassified to earnings only upon the sale or liquidation of an investment in a non-U.S. branch or subsidiary.

The following table provides net investment hedge gains and losses recognized in AOCI during the years ended December 31, 2010 and 2009.

(In Millions)	AMOUNT OF HEDGING INSTRUMENT GAIN/(LOSS) RECOGNIZED IN AOCI (BEFORE TAX)
	2010	2009
Foreign Exchange Contracts	$40.6	$(63.9)
Sterling Denominated Subordinated Debt	9.8	(15.5)
Sterling Denominated Senior Debt	10.5	(23.3)

Total	$60.9	$(102.7)

Derivatives not formally designated as hedges under GAAP are entered into to manage the foreign currency risk of non-U.S. dollar denominated assets and liabilities and the credit risk and interest rate risk of loans and loan commitments. The following table identifies the types and classifications of risk management derivative instruments not formally designated as hedges, their notional and fair values, and the respective risks addressed.

			DECEMBER 31, 2010			DECEMBER 31, 2009
				FAIR VALUE			FAIR VALUE

(In Millions)	DERIVATIVE INSTRUMENT	RISK CLASSIFICATION	NOTIONAL VALUE	ASSET	LIABILITY	NOTIONAL VALUE	ASSET	LIABILITY
Commercial Loans and Loan Commitments	Credit Default Swap Contracts	Credit	$149.5	$–	$2.8	$127.0	$–	$2.2
Loan Commitments	Forward Contracts	Interest Rate	14.3	.5	.2	–	–	–
Forcasted Foreign Currency Denominated Transactions	Foreign Exchange Contracts	Foreign Currency	616.1	12.3	16.2	–	–	–
Commercial Loans	Foreign Exchange Contracts	Foreign Currency	60.6	.1	.9	118.7	2.3	.7
Net Investments in Non-U.S. Affiliates	Foreign Exchange Contracts	Foreign Currency	61.3	.2	.8	66.6	.1	2.3

Total			$901.8	13.1	$20.9	312.3	2.4	5.2

Changes in the fair value of derivative instruments not formally designated as hedges are recognized currently in income. The following table provides the location and amount of gains and losses recorded in the consolidated statement of income for the years ended December 31, 2010 and 2009.

	2010
(In Millions)	LOCATION OF DERIVATIVE GAIN/(LOSS) RECOGNIZED IN INCOME	AMOUNT RECOGNIZED IN INCOME
Credit Default Swap Contracts	Other Operating Income	$(1.7)
Forward Contracts	Other Operating Income	.3
Foreign Exchange Contracts	Other Operating Income	(19.7)

Total		$(21.1)
	2009
(In Millions)	LOCATION OF DERIVATIVE GAIN/(LOSS) RECOGNIZED IN INCOME	AMOUNT RECOGNIZED IN INCOME
Credit Default Swap Contracts	Other Operating Income	$(4.6)
Foreign Exchange Contracts	Other Operating Income	(6.3)

Total		$(10.9)

Off-Balance Sheet Financial Instruments	12 Months Ended
Dec. 31, 2010
Off-Balance Sheet Financial Instruments

Note 26 – Off-Balance Sheet Financial Instruments

Commitments and Letters of Credit. Northern Trust, in the normal course of business, enters into various types of commitments and issues letters of credit to meet the liquidity and credit enhancement needs of its clients. The contractual amounts of these instruments represent the potential credit exposure should the instrument be fully drawn upon and the client default. To control the credit risk associated with entering into commitments and issuing letters of credit, Northern Trust subjects such activities to the same credit quality and monitoring controls as its lending activities.

Commitments and letters of credit consist of the following:

Legally Binding Commitments to Extend Credit generally have fixed expiration dates or other termination clauses. Since a significant portion of the commitments are expected to expire without being drawn upon, the total commitment amount does not necessarily represent future loans or liquidity requirements.

Commercial Letters of Credit are instruments issued by Northern Trust on behalf of its clients that authorize a third party (the beneficiary) to draw drafts up to a stipulated amount under the specified terms and conditions of the agreement. Commercial letters of credit are issued primarily to facilitate international trade.

Standby Letters of Credit obligate Northern Trust to meet certain financial obligations of its clients, if, under the contractual terms of the agreement, the clients are unable to do so. These instruments are primarily issued to support public and private financial commitments, including commercial paper, bond financing, initial margin requirements on futures exchanges, and similar transactions. Certain standby letters of credit have been secured with cash deposits or participated to others. Northern Trust is obligated to meet the entire financial obligation of these agreements and in certain cases is able to recover the amounts paid through recourse against cash deposits or other participants.

The following table shows the contractual amounts of commitments and letters of credit.

COMMITMENTS AND LETTERS OF CREDIT

	DECEMBER 31
(In Millions)	2010	2009
Legally Binding Commitments to Extend Credit*	$27,229.5	$25,651.8
Standby Letters of Credit**	$4,344.7	$4,798.8
Commercial Letters of Credit	32.8	31.2

* These amounts exclude  $1.6 billion of commitments participated to others at December 31, 2010 and 2009.

** These amounts include  $602.3 million and  $618.7 million of standby letters of credit secured by cash deposits or participated to others as of December 31, 2010 and 2009, respectively. The weighted average maturity of standby letters of credit was 20 months at December 31, 2010 and 21 months at December 31, 2009.

Other Off-Balance Sheet Financial Instruments. As part of securities custody activities and at the direction of clients, Northern Trust lends securities owned by clients to borrowers who are reviewed and approved by the Senior Credit Committee. The borrowing party is required to fully collateralize securities received with cash, marketable securities, or irrevocable standby letters of credit. As securities are loaned, collateral is maintained at a minimum of 100 percent of the fair value of the securities plus accrued interest, with revaluations of the collateral performed on a daily basis. In connection with these activities, Northern Trust has issued certain indemnifications to clients against loss that is a direct result of a borrower’s failure to return securities when due, should the value of such securities exceed the value of the collateral required to be posted. The amount of securities loaned as of December 31, 2010 and 2009 subject to indemnification was  $74.9 billion and  $82.3 billion, respectively. Because of the credit quality of the borrowers and the requirement to fully collateralize securities borrowed, management believes that the exposure to credit loss from this activity is not significant and, therefore, no liability has been recorded relating to the indemnifications provided.

The Bank is a participating member of various cash, securities, and foreign exchange clearing and settlement organizations such as The Depository Trust Company in New York. It participates in these organizations on behalf of its clients and on its own behalf as a result of its own investment and trading activities. A wide variety of cash and securities transactions are settled through these organizations, including those involving obligations of states and political subdivisions, asset-backed securities, commercial paper, dollar placements, and securities issued by the Government National Mortgage Association.

As a result of its participation in cash, securities, and foreign exchange clearing and settlement organizations, the Bank could be responsible for a pro rata share of certain credit-related losses arising out of the clearing activities. The method in which such losses would be shared by the clearing members is stipulated in each clearing organization’s membership agreement. Credit exposure related to these agreements varies from day to day, primarily as a result of fluctuations in the volume of transactions cleared through the organizations. The estimated credit exposure at December 31, 2010 and 2009 was  $68 million and  $77 million, respectively, based on the membership agreements and clearing volume for those days. Controls related to these clearing transactions are closely monitored to protect the assets of Northern Trust and its clients.

Variable Interest Entities	12 Months Ended
Dec. 31, 2010
Variable Interest Entities

Note 27 – Variable Interest Entities

Variable Interest Entities (VIEs) are defined within GAAP as entities which either have a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support or whose equity investors lack the characteristics of a controlling financial interest. Investors that finance a VIE through debt or equity interests, or other counterparties that provide other forms of support, such as guarantees, subordinated fee arrangements, or certain types of derivative contracts, are variable interest holders in the entity and the variable interest holder, if any, that has both the power to direct the activities that most significantly impact the entity and a variable interest that could potentially be significant to the entity is deemed to be the VIE’s primary beneficiary and is required to consolidate the VIE.

Investment Funds. Northern Trust acts as asset manager for various funds in which clients of Northern Trust are investors. As an asset manager of funds, the Corporation earns a competitively priced fee that is based on assets managed and varies with each fund’s investment objective. Based on its analysis, Northern Trust’s interests in funds considered VIEs are not considered significant variable interests under GAAP.

Although not obligated to do so, in 2008, Northern Trust entered into CSAs with certain of these entities (Funds) which held notes, asset backed securities, and other instruments whose values had been adversely impacted by widening risk premiums and liquidity spreads and significant rating agency downgrades. The Corporation entered into the CSAs to assist the Funds in maintaining net asset values of  $1.00 in order to provide financial stability to the Funds and investors in the Funds. The CSAs also allowed the registered funds to hold assets that had fallen to below investment grade, thus avoiding a forced sale in an inactive market.

In 2009, all CSAs expired in connection with the final settlements of covered securities, and as such, the Corporation’s maximum exposure to loss as of December 31, 2009 was zero. During 2009, final cash payments totaling  $204.8 million were made under the CSAs and reductions of other operating expenses totaling  $109.3 million were recorded to reflect the difference between the actual cash payments made and the recorded liability as of December 31, 2008. However, under prior accounting standards the Funds were considered VIEs and the CSAs reflected Northern Trust’s implicit variable interest in the credit risk of the affected Funds. The Funds were designed to create and pass to investors interest rate and credit risk. In determining whether Northern Trust was the primary beneficiary of the Funds during the period in which the CSAs were in place, expected loss calculations based on the characteristics of the underlying investments in the Funds were used to estimate the expected losses related to interest rate and credit risk, while also considering the relative rights and obligations of each of the variable interest holders. These analyses concluded that interest rate risk was the primary driver of expected losses within the Funds. As such, Northern Trust determined that it was not the primary beneficiary of the Funds and was not required to consolidate them within its consolidated balance sheet.

Trust Preferred Securities. As discussed in further detail in Note 12 – Floating Rate Capital Debt, in 1997, Northern Trust issued Floating Rate Capital Securities, Series A and Series B, through NTC Capital I and NTC Capital II, respectively, statutory business trusts wholly-owned by the Corporation. The sole assets of the trusts are Subordinated Debentures of Northern Trust Corporation that have the same interest rates and maturity dates as the corresponding distribution rates and redemption dates of the Floating Rate Capital Securities. NTC Capital I and NTC Capital II are considered VIEs; however, as the sole asset of each trust is a receivable from the Corporation and the proceeds to the Corporation from the receivable exceed the Corporation’s investment in the VIEs’ equity shares, the Corporation is not permitted to consolidate the trusts, even though the Corporation owns all of the voting equity shares of the trusts, has fully guaranteed the trusts’ obligations, and has the right to redeem the preferred securities in certain circumstances. Northern Trust recognizes the subordinated debentures on its consolidated balance sheet as long-term liabilities.

Leveraged Leases. In leveraged leasing transactions, Northern Trust acts as lessor of the underlying asset subject to the lease, and typically funds 20% of the asset’s cost via an equity ownership in a trust with the remaining 80% provided by third party non-recourse debt holders. In such transactions, the trusts, which are VIEs, are created to provide the lessee use of the property with substantially all of the rights and obligations of ownership. The lessee’s maintenance and operation of the leased property has a direct effect on the fair value of the underlying property, and the lessee also has the ability to increase the benefits it can receive and limit the losses it can suffer by the manner in which it uses the property. As a result, Northern Trust has determined that it is not the primary beneficiary of these VIEs given it lacks the power to direct the activities that most significantly impact the economic performance of the VIEs.

Northern Trust’s maximum exposure to loss as a result of its involvement with the VIEs is limited to the carrying amounts of the investments. As of December 31, 2010 and December 31, 2009, the carrying amounts of these investments, which are included in loans and leases in the consolidated balance sheet, were  $782.3 million and  $769.7 million, respectively. The Corporation’s funding requirements relative to the VIEs are limited to its invested capital. Northern Trust has no other liquidity arrangements or obligations to purchase assets of the VIEs that would expose the Corporation to a loss.

Tax Credit Structures. Northern Trust invests in affordable housing projects that are designed to generate a return primarily through the realization of tax credits. The affordable housing projects are formed as limited partnerships and LLCs, and Northern Trust typically invests as a limited partner/investor member in the form of equity contributions. The economic performance of the affordable housing projects, which are deemed to be VIEs, is driven by the performance of their underlying investment projects as well as the VIEs’ ability to operate in compliance with the rules and regulations necessary for the qualification of tax credits generated by equity investments. Northern Trust has determined that it is not the primary beneficiary of these VIEs as it lacks the power to direct the activities that most significantly impact the economic performance of the underlying project or to affect the VIEs’ ability to operate in compliance with the rules and regulations necessary for the qualification of tax credits generated by equity investments. This power is held by the general partners and managing members who exercise full and exclusive control of the operations of the VIEs.

Northern Trust’s maximum exposure to loss as a result of its involvement with the affordable housing projects is limited to the carrying amounts of the investments, including the unfunded commitments. As of December 31, 2010 and December 31, 2009, the carrying amounts of these investments, which are included in securities held to maturity in the consolidated balance sheet, were  $270.2 million and  $256.8 million, respectively. Also, as of December 31, 2010 and December 31, 2009, the liabilities related to the unfunded commitments, which are included in other liabilities in the consolidated balance sheet, were  $35.5 million and  $69.3 million, respectively. The Corporation’s funding requirements are limited to its invested capital and any additional unfunded commitments for future equity contributions. Northern Trust has no other liquidity arrangements or obligations to purchase assets of the affordable housing projects that would expose the Corporation to a loss.

Pledged and Restricted Assets	12 Months Ended
Dec. 31, 2010
Pledged and Restricted Assets

Note 28 – Pledged and Restricted Assets

Certain of Northern Trust’s subsidiaries, as required or permitted by law, pledge assets to secure public and trust deposits, repurchase agreements, FHLB borrowings, and for other purposes. On December 31, 2010, securities and loans totaling  $23.9 billion ( $12.8 billion of government sponsored agency and other securities,  $576.5 million of obligations of states and political subdivisions, and  $10.5 billion of loans), were pledged. Collateral required for these purposes totaled  $4.5 billion. Included in the total pledged assets are available for sale securities with a total fair value of  $1.1 billion which were pledged as collateral for agreements to repurchase securities sold transactions. The secured parties to these transactions have the right to repledge or sell these securities.

Northern Trust is permitted to repledge or sell collateral accepted from agreements to resell securities purchased transactions. The total fair value of accepted collateral as of December 31, 2010 and 2009 was  $152.1 million and  $227.9 million, respectively. There was no repledged or sold collateral as of December 31, 2010 or 2009.

Deposits maintained to meet Federal Reserve Bank reserve requirements averaged  $238.5 million in 2010 and  $448.7 million in 2009.

Restrictions on Subsidiary Dividends and Loans or Advances	12 Months Ended
Dec. 31, 2010
Restrictions on Subsidiary Dividends and Loans or Advances

Note 29 – Restrictions on Subsidiary Dividends and Loans or Advances

Provisions of state and federal banking laws restrict the amount of dividends that can be paid to the Corporation by its banking subsidiaries. Under applicable state and federal laws, no dividends may be paid in an amount greater than the net or undivided profits (as defined) then on hand, subject to other applicable provisions of law. In addition, prior approval from the relevant federal banking regulator is required if dividends declared by any of the Corporation’s banking subsidiaries in any calendar year will exceed its net profits for that year, combined with its retained net profits for the preceding two years. Based on these regulations, the Corporation’s banking subsidiaries, without regulatory approval, could declare dividends during 2011 equal to their 2011 eligible net profits (as defined) plus  $1.01 billion. The ability of each banking subsidiary to pay dividends to the Corporation may be further restricted as a result of regulatory policies and guidelines, including regulations issued pursuant to the Dodd-Frank Act, relating to dividend payments and capital adequacy.

State and federal laws limit the transfer of funds by a banking subsidiary to the Corporation and certain of its affiliates in the form of loans or extensions of credit, investments, derivative transactions, repurchase agreements, reverse repurchase agreements, securities lending or borrowing transactions or purchases of assets. Transfers of this kind to the Corporation or a nonbanking subsidiary by a banking subsidiary are each limited to 10% of the banking subsidiary’s capital and surplus with respect to each affiliate and to 20% in the aggregate, and are also subject to certain collateral requirements. These transactions, as well as other transactions between a banking subsidiary and the Corporation or its affiliates, must also be on terms substantially the same as, or at least as favorable as, those prevailing at the time for comparable transactions with non-affiliated companies or, in the absence of comparable transactions, on terms, or under circumstances, including credit standards, that would be offered to, or would apply to, non-affiliated companies.

Fair Value Measurements	12 Months Ended
Dec. 31, 2010
Fair Value Measurements

Note 30 – Fair Value Measurements

Fair value under GAAP is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP establishes a hierarchy of valuation inputs based on the extent to which the inputs are observable in the marketplace.

Fair Value Hierarchy. The following describes the hierarchy of valuation inputs (Levels 1, 2, and 3) used to measure fair value and the primary valuation methodologies used by Northern Trust for financial instruments measured at fair value on a recurring basis. Observable inputs reflect market data obtained from sources independent of the reporting entity; unobservable inputs reflect the entity’s own assumptions about how market participants would value an asset or liability based on the best information available. GAAP requires an entity measuring fair value to maximize the use of observable inputs and minimize the use of unobservable inputs and establishes a fair value hierarchy of inputs. Financial instruments are categorized within the hierarchy based on the lowest level input that is significant to their valuation.

Level 1 – Quoted, active market prices for identical assets or liabilities. Northern Trust’s Level 1 assets and liabilities include available for sale investments in U.S. treasury securities, seed investments for the development of managed fund products consisting of common stock and securities sold but not yet purchased, and U.S. treasury securities held to fund employee benefit and deferred compensation obligations.

Level 2 – Observable inputs other than Level 1 prices, such as quoted active market prices for similar assets or liabilities, quoted prices for identical or similar assets in inactive markets, and model-derived valuations in which all significant inputs are observable in active markets. Northern Trust’s Level 2 assets include available for sale and trading account investments. Their fair values are determined by external pricing vendors, or in limited cases internally, using widely accepted income-based (discounted cash flow) models that incorporate observable current market yield curves and assumptions regarding anticipated prepayments and defaults.

Level 2 assets and liabilities also include derivative contracts which are valued using widely accepted income-based models that incorporate inputs readily observable in actively quoted markets and reflect the contractual terms of the contracts. Observable inputs include foreign exchange rates and interest rates for foreign exchange contracts; credit spreads, default probabilities, and recovery rates for credit default swap contracts; interest rates for interest rate swap contracts and forward contracts; and interest rates and volatility inputs for interest rate option contracts. Northern Trust evaluates the impact of counterparty credit risk and its own credit risk on the valuation of its derivative instruments. Factors considered include the likelihood of default by Northern Trust and its counterparties, the remaining maturities of the instruments, net exposures after giving effect to master netting agreements, available collateral, and other credit enhancements in determining the appropriate fair value of derivative instruments. The resulting valuation adjustments have not been considered material. Level 2 other assets represent investments in mutual and collective trust funds held to fund employee benefit and deferred compensation obligations. These investments are valued at the funds’ net asset values based on a market approach.

Level 3 – Valuation techniques in which one or more significant inputs are unobservable in the marketplace. Northern Trust’s Level 3 assets consist of auction rate securities purchased from Northern Trust clients. To estimate their fair value, Northern Trust developed an internal income-based model. The lack of activity in the auction rate security market has resulted in a lack of observable market inputs to incorporate within the model. Therefore, significant inputs to the model include Northern Trust’s own assumptions about future cash flows and appropriate discount rates, both adjusted for credit and liquidity factors. In developing these assumptions, Northern Trust incorporated the contractual terms of the securities, the types of collateral, any credit enhancements available, and relevant market data, where available. Level 3 liabilities include financial guarantees relating to standby letters of credit and a net estimated liability for Visa related indemnifications, discussed in further detail in Note 25 – Derivative Financial Instruments and Note 19 – Visa Membership, respectively. Northern Trust’s recorded liability for standby letters of credit, reflecting the obligation it has undertaken, is measured as the amount of unamortized fees on these instruments. The fair value of the net estimated liability for Visa related indemnifications is based on a market approach, but requires management to exercise significant judgment given the limited number of market transactions involving identical or comparable liabilities.

Northern Trust believes its valuation methods for its assets and liabilities carried at fair value are appropriate; however, the use of different methodologies or assumptions, particularly as applied to Level 3 assets and liabilities, could have a material effect on the computation of their estimated fair values.

The following presents assets and liabilities measured at fair value on a recurring basis as of December 31, 2010 and 2009, segregated by fair value hierarchy level.

	DECEMBER 31, 2010
(In Millions)	LEVEL 1	LEVEL 2	LEVEL 3	NETTING *	ASSETS/ LIABILITIES AT FAIR VALUE
Securities
Available for Sale
U.S. Government	$658.4	$–	$–	$–	$658.4
Obligations of States and Political Subdivisions	–	36.3	–	–	36.3
Government Sponsored Agency	–	11,970.7	–	–	11,970.7
Corporate Debt	–	2,554.0	–	–	2,554.0
Non-U.S. Government	–	440.6	–	–	440.6
Residential Mortgage-Backed	–	254.6	–	–	254.6
Other Asset-Backed	–	1,605.7	–	–	1,605.7
Certificates of Deposit	–	1,402.5	–	–	1,402.5
Auction Rate	–		367.8	–	367.8
Other	–	796.9	–	–	796.9

Total	658.4	19,061.3	367.8	–	20,087.5

Trading Account	–	6.8	–	–	6.8

Total	658.4	19,068.1	367.8	–	20,094.3

Other Assets
Derivatives
Foreign Exchange Contracts	–	5,792.8	–	–	5,792.8
Interest Rate Swap Contracts	–	285.8	–	–	285.8
Interest Rate Option Contracts	–	.1	–	–	.1
Credit Default Swap Contracts	–	–	–	–	–
Forward Contracts	–	.5	–	–	.5

Total	–	6,079.2	–	(4,770.9)	1,308.3

All Other	65.9	37.4	–	–	103.3

Total	65.9	6,116.6	–	(4,770.9)	1,411.6

Total Assets at Fair Value	724.3	25,184.7	367.8	(4,770.9)	21,505.9

Other Liabilities
Derivatives
Foreign Exchange Contracts	–	5,781.3	–	–	5,781.3
Interest Rate Swap Contracts	–	163.7	–	–	163.7
Interest Rate Option Contracts	–	.1	–	–	.1
Credit Default Swap Contracts	–	2.8	–	–	2.8
Forward Contracts	–	.2	–	–	.2

Total	–	5,948.1	–	(4,106.4)	1,841.7

All Other	–	–	58.6	–	58.6

Total Liabilities at Fair Value	$–	$5,948.1	$58.6	$(4,106.4)	$1,900.3

* Northern Trust has elected to net derivative assets and liabilities when legally enforceable master netting agreements exist between Northern Trust and the counterparty. As of December 31, 2010, derivative assets and liabilities shown above also include reductions of  $2,952.7 million and  $2,288.2 million, respectively, as a result of cash collateral received from and deposited with derivative counterparties.

	DECEMBER 31, 2009
(In Millions)	LEVEL 1	LEVEL 2	LEVEL 3	NETTING *	ASSETS/ LIABILITIES AT FAIR VALUE
Securities
Available for Sale
U.S. Government	$74.0	$–	$–	$–	$74.0
Obligations of States and Political Subdivisions	–	47.0	–	–	47.0
Government Sponsored Agency	–	12,325.4	–	–	12,325.4
Corporate Debt	–	2,822.1	–	–	2,822.1
Non-U.S. Government	–	80.6	–	–	80.6
Residential Mortgage-Backed	–	314.0	–	–	314.0
Other Asset-Backed	–	1,181.3	–	–	1,181.3
Auction Rate	–	–	427.7	–	427.7
Other	–	190.0	–	–	190.0

Total	74.0	16,960.4	427.7	–	17,462.1

Trading Account	–	9.9	–	–	9.9

Total	74.0	16,970.3	427.7	–	17,472.0

Other Assets
Derivatives
Foreign Exchange Contracts	–	2,078.3	–	–	2,078.3
Interest Rate Swap Contracts	–	213.7	–	–	213.7
Interest Rate Option Contracts	–	.4	–	–	.4

Total	–	2,292.4	–	(1,156.0)	1,136.4

All Other	59.9	35.1	–	–	95.0

Total	59.9	2,327.5	–	(1,156.0)	1,231.4

Total Assets at Fair Value	$133.9	$19,297.8	$427.7	$(1,156.0)	$18,703.4

Other Liabilities
Derivatives
Foreign Exchange Contracts	$–	$2,059.5	$–	$–	$2,059.5
Interest Rate Swap Contracts	–	117.3	–	–	117.3
Interest Rate Option Contracts	–	.4	–	–	.4
Credit Default Swap Contracts	–	2.2	–	–	2.2

Total	–	2,179.4	–	(1,133.1)	1,046.3

All Other	3.9	–	94.4	–	98.3

Total Liabilities at Fair Value	$3.9	$2,179.4	$94.4	$(1,133.1)	$1,144.6

* Northern Trust has elected to net derivative assets and liabilities when legally enforceable master netting agreements exist between Northern Trust and the counterparty. As of December 31, 2009, derivative assets and liabilities shown above also include reductions of  $216.2 million and  $193.3 million, respectively, as a result of cash collateral received from and deposited with derivative counterparties.

The following presents the changes in Level 3 assets for the years ended December 31, 2010 and 2009.

	SECURITIES AVAILABLE FOR SALE (1)
(In Millions)	2010	2009
Fair Value at January 1	$427.7	$453.1
Total Realized and Unrealized
Losses (Gains) Included in Earnings	(3.7)	(10.3)
Gains (Losses) Included in Other Comprehensive Income	(7.2)	31.9
Purchases, Sales, Issuances, and Settlements, Net	(49.0)	(47.0)

Fair Value at December 31	$367.8	$427.7

(1) Balance represents the fair value of auction rate securities.

As discussed in Note 3 – Securities, Auction Rate Securities Purchase Program, Northern Trust purchased certain illiquid auction rate securities from clients in 2008 which were recorded at their purchase date fair values and designated as available for sale securities. Subsequent to their purchase, the securities are reported at fair value and unrealized gains and losses are credited or charged, net of the tax effect, to AOCI. As of December 31, 2010 and 2009, the net unrealized gain related to these securities was  $10.8 million ( $6.8 million net of tax) and  $18.0 million ( $11.4 million net of tax), respectively. Realized gains of  $3.7 million in 2010 include  $3.4 million from redemptions by issuers and  $.3 million from sales of securities. Realized gains of  $10.3 million in 2009 include  $7.9 million from redemptions by issuers and  $2.4 million from sales of securities. Gains on redemptions and sales are included in interest income and securities gains (losses), net, respectively, within the consolidated statement of income.

The following presents the changes in Level 3 liabilities for the years ended December 31, 2010 and 2009.

	OTHER LIABILITIES
	DERIVATIVES(1)		ALL OTHER(2)
(In Millions)	2010	2009	2010	2009
Fair Value at January 1	$–	$314.1	$94.4	$104.2
Total Realized and Unrealized (Gains) Losses
Included in Earnings	–	(109.3)	(4.5)	(25.8)
Included in Other Comprehensive Income	–	–	–	–
Purchases, Sales, Issuances, and Settlements, Net	–	(204.8)	(31.3)	16.0

Fair Value at December 31	$–	$–	$58.6	$94.4
Unrealized Gains (Losses) Included in Earnings Related to Financial Instruments Held at December 31	$–	$–	$–	$–

(1) Balances represent the fair value of Capital Support Agreements (Refer to Note 27).

(2) Balances represent standby letters of credit and the net estimated liability for Visa related indemnifications (Refer to Notes 26 and 19).

All realized and unrealized gains and losses related to Level 3 liabilities are included in other operating income or other operating expenses with the exception of those related to the Visa indemnification liability, which have been presented separately in the consolidated statement of income.

Carrying values of assets and liabilities that are not measured at fair value on a recurring basis may be adjusted to fair value in periods subsequent to their initial recognition, for example, to record an impairment of an asset. GAAP requires entities to separately disclose these subsequent fair value measurements and to classify them under the fair value hierarchy.

The following provides information regarding those assets measured at fair value on a nonrecurring basis at December 31, 2010 and 2009, segregated by fair value hierarchy level.

(In Millions)	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL FAIR VALUE
DECEMBER 31, 2010
Loans(1)	$–	$–	$72.4	$72.4
Other Real Estate Owned(2)	–	–	13.5	13.5

Total Assets at Fair Value	$–	$–	$85.9	$85.9
DECEMBER 31, 2009

Loans(1)	$–	$–	$50.8	$50.8
Other Real Estate Owned(2)	–	–	.4	.4

Total Assets at Fair Value	$–	$–	$51.2	$51.2

(1) Northern Trust provided an additional  $22.5 million and  $33.4 million of specific reserves to reduce the fair value of these loans during the years ended December 31, 2010 and 2009, respectively.

(2) Northern Trust charged  $4.9 million and  $.2 million through other operating expenses during the years ended December 31, 2010 and 2009, respectively, to reduce the fair values of Other Real Estate Owned (OREO) properties.

The fair values of loan collateral and OREO properties were estimated using a market approach typically supported by third party appraisals, and were subject to adjustments to reflect management’s judgment as to their realizable value.

Fair Value of Financial Instruments. GAAP requires disclosure of the estimated fair value of certain financial instruments and the methods and significant assumptions used to estimate fair value. It excludes from this requirement nonfinancial assets and liabilities, as well as a wide range of franchise, relationship, and intangible values that add value to Northern Trust. Accordingly, the required fair value disclosures provide only a partial estimate of the fair value of Northern Trust. Financial instruments recorded at fair value on Northern Trust’s consolidated balance sheet are discussed above. The following methods and assumptions were used in estimating the fair values of financial instruments that are not carried at fair value.

Held to Maturity Securities. The fair values of held to maturity securities were modeled by external pricing vendors or, in limited cases, modeled internally, using widely accepted models which are based on an income approach that incorporates current market yield curves and assumptions regarding anticipated prepayments and defaults.

Loans (excluding lease receivables). The fair value of the loan portfolio was estimated using a discounted cash flow methodology based on current market rates as of the date of the consolidated financial statements. The fair values of all loans were adjusted to reflect current assessments of loan collectibility.

Savings Certificates, Other Time, and Non-U.S. Offices Interest-Bearing Deposits. The fair values of these instruments were estimated using an income approach (discounted cash flow) that incorporates market interest rates.

Senior Notes, Subordinated Debt, Federal Home Loan Bank Borrowings, and Floating Rate Capital Debt. Fair values were determined using a market approach based on quoted market prices, when available. If quoted market prices were not available, fair values were based on quoted market prices for comparable instruments.

Loan Commitments. The fair values of loan commitments represent the amount of unamortized fees on these instruments.

Financial Instruments Valued at Carrying Value. Due to their short maturity, the carrying values of certain financial instruments approximated their fair values. These financial instruments include cash and due from banks; money market assets (includes federal funds sold and securities purchased under agreements to resell, time deposits with banks, and federal reserve deposits and other interest-bearing assets); client security settlement receivables; federal funds purchased; securities sold under agreements to repurchase; and other borrowings (includes term federal funds purchased, and other short-term borrowings). As required by GAAP, the fair values required to be disclosed for demand, noninterest-bearing, savings, and money market deposits must equal the amounts disclosed in the consolidated balance sheet, even though such deposits are typically priced at a premium in banking industry consolidations.

The following table summarizes the fair values of financial instruments.

	DECEMBER 31
	2010		2009
(In Millions)	BOOK VALUE	FAIR VALUE	BOOK VALUE	FAIR VALUE
ASSETS
Cash and Due from Banks	$2,818.0	$2,818.0	$2,491.8	$2,491.8
Money Market Assets	26,436.0	26,436.0	28,128.2	28,128.2
Securities:
Available for Sale	20,087.5	20,087.5	17,462.1	17,462.1
Held to Maturity	1,187.6	1,207.2	1,161.4	1,185.7
Trading Account	6.8	6.8	9.9	9.9
Loans (excluding Leases)
Held for Investment	26,747.8	26,814.2	26,489.3	26,539.1
Held for Sale	2.2	2.2	4.2	4.2
Client Security Settlement Receivables	701.3	701.3	794.8	794.8
LIABILITIES
Deposits:
Demand, Noninterest-Bearing, Savings and Money Market	24,810.3	24,810.3	26,527.3	26,527.3
Savings Certificates and Other Time and Non-U.S. Offices Interest-Bearing	39,385.4	39,402.1	31,754.0	31,783.6
Federal Funds Purchased	3,691.7	3,691.7	6,649.8	6,649.8
Securities Sold under Agreements to Repurchase	954.4	954.4	1,037.5	1,037.5
Other Borrowings	347.7	347.7	2,078.3	2,078.3
Senior Notes	1,896.1	1,936.5	1,551.8	1,611.3
Long Term Debt (excluding Leases):
Subordinated Debt	1,148.7	1,177.2	1,132.5	1,150.6
Federal Home Loan Bank Borrowings	1,532.5	1,613.5	1,697.5	1,792.6
Floating Rate Capital Debt	276.9	223.2	276.8	159.4
Financial Guarantees	58.6	58.6	94.4	94.4
Loan Commitments	32.4	32.4	28.4	28.4
DERIVATIVE INSTRUMENTS
Asset/Liability Management:
Foreign Exchange Contracts
Assets	44.9	44.9	46.1	46.1
Liabilities	51.4	51.4	51.0	51.0
Interest Rate Swap Contracts
Assets	134.6	134.6	98.8	98.8
Liabilities	15.3	15.3	4.2	4.2
Credit Default Swaps
Assets	–	–	–	–
Liabilities	2.8	2.8	2.2	2.2
Forward Contracts
Assets	.5	.5	–	–
Liabilities	.2	.2	–	–
Client-Related and Trading:
Foreign Exchange Contracts
Assets	5,747.9	5,747.9	2,032.2	2,032.2
Liabilities	5,729.9	5,729.9	2,008.5	2,008.5
Interest Rate Swap Contracts
Assets	151.2	151.2	114.9	114.9
Liabilities	148.4	148.4	113.1	113.1
Interest Rate Option Contracts
Assets	.1	.1	.4	.4
Liabilities	.1	.1	.4	.4

Business Units and Related Information	12 Months Ended
Dec. 31, 2010
Business Units and Related Information

Note 31 – Business Units and Related Information

Northern Trust is organized around its two principal client-focused business units, C&IS and PFS. Investment management services and products are provided to the clients of these business units and to other U.S. and non-U.S. clients by NTGI. Operations support is provided to each of the business units by the O&T business unit. The revenue and expenses of NTGI are fully allocated to C&IS and PFS. The revenue and expenses of O&T are fully allocated to C&IS, PFS, and Treasury and Other.

C&IS and PFS results are presented to promote a greater understanding of their financial performance. The information, presented on an internal management-reporting basis as opposed to GAAP which is used for consolidated financial reporting purposes, derives from internal accounting systems that support Northern Trust’s strategic objectives and management structure. The accounting policies used for management reporting are consistent with those described in Note 1 – Summary of Significant Accounting Policies.

The following tables show the earnings contribution of Northern Trust’s business units for the years ended December 31, 2010, 2009 and 2008.

CORPORATE AND INSTITUTIONAL SERVICES

RESULTS OF OPERATIONS

(In Millions)	2010	2009	2008
Noninterest Income
Trust, Investment and Other Servicing Fees	$1,175.1	$1,236.8	$1,225.9
Other	522.7	571.3	804.6
Net Interest Income (FTE)*	271.8	416.0	571.1

Revenues (FTE)*	1,969.6	2,224.1	2,601.6
Provision for Credit Losses	(16.1)	30.7	25.2
Noninterest Expenses	1,328.9	1,200.6	1,779.5

Income before Income Taxes*	656.8	$992.8	$796.9
Provision for Income Taxes*	222.4	350.8	308.2

Net Income	$434.4	$642.0	$488.7

Percentage of Consolidated Net Income	65%	74%	61%

Average Assets	$38,749.3	$38,117.1	$49,490.4

PERSONAL FINANCIAL SERVICES

RESULTS OF OPERATIONS

(In Millions)	2010	2009	2008
Noninterest Income
Trust, Investment and Other Servicing Fees	$906.8	$847.0	$909.0
Other	133.3	138.7	132.6
Net Interest Income (FTE)*	591.8	538.1	542.7

Revenues (FTE)*	1,631.9	1,523.8	1,584.3
Provision for Credit Losses	176.1	184.3	89.8
Noninterest Expenses	1,103.0	1,044.6	1,087.9

Income before Income Taxes*	352.8	294.9	406.6
Provision for Income Taxes*	132.8	112.4	156.1

Net Income	$220.0	$182.5	$250.5

Percentage of Consolidated Net Income	33%	21%	32%

Average Assets	$23,564.5	$24,534.8	$22,868.7

TREASURY AND OTHER

RESULTS OF OPERATIONS

(In Millions)	2010	2009	2008
Gain on Visa Share Redemption	$–	$–	$167.9
Other Noninterest Income	(8.9)	(6.7)	(40.6)
Net Interest Income (Expense) (FTE)*	94.2	85.9	15.1

Revenues (FTE)*	85.3	79.2	142.4
Visa Indemnification Charges	(33.0)	(17.8)	(76.1)
Noninterest Expenses	99.0	89.3	96.5

Income before Income Taxes*	19.3	7.7	122.0
Provision (Benefit) for Income Taxes*	4.2	(32.0)	66.4

Net Income	$15.1	$39.7	$55.6

Percentage of Consolidated Net Income (Loss)	2%	5%	7%

Average Assets	$13,694.4	$11,662.3	$669.4

CONSOLIDATED FINANCIAL INFORMATION

(In Millions)	2010	2009	2008
Noninterest Income
Trust, Investment and Other Servicing Fees	$2,081.9	$2,083.8	$2,134.9
Gain on Visa Share Redemption	–	–	167.9
Other	647.1	703.3	896.6
Net Interest Income (FTE)*	957.8	1,040.0	1,128.9

Revenues (FTE)*	3,686.8	3,827.1	4,328.3
Provision for Credit Losses	160.0	215.0	115.0
Visa Indemnification Charges	(33.0)	(17.8)	(76.1)
Noninterest Expenses	2,530.9	2,334.5	2,963.9

Income before Income Taxes*	1,028.9	1,295.4	1,325.5
Provision for Income Taxes*	359.4	431.2	530.7

Net Income	$669.5	$864.2	$794.8

Average Assets	$76,008.2	$74,314.2	$73,028.5

* Stated on an FTE basis. The consolidated figures include  $39.1 million,  $40.2 million, and  $49.8 million of FTE adjustment for 2010, 2009, and 2008, respectively.

Northern Trust’s international activities are centered in the global custody, treasury activities, foreign exchange, asset servicing, asset management, and commercial banking businesses. The operations of Northern Trust are managed on a business unit basis and include components of both U.S and non-U.S. source income and assets. Non-U.S. source income and assets are not separately identified in Northern Trust’s internal management reporting system. However, Northern Trust is required to disclose non-U.S. activities based on the domicile of the customer. Due to the complex and integrated nature of Northern Trust’s activities, it is impossible to segregate with precision revenues, expenses and assets between U.S. and non-U.S. domiciled customers. Therefore, certain subjective estimates and assumptions have been made to allocate revenues, expenses and assets between U.S. and non-U.S. operations.

For purposes of this disclosure, all foreign exchange trading income has been allocated to non-U.S. operations. Interest expense is allocated to non-U.S. operations based on specifically matched or pooled funding. Allocations of indirect noninterest expenses related to non-U.S. activities are not significant, but when made, are based on various methods such as time, space, and number of employees.

The table below summarizes international performance based on the allocation process described above without regard to guarantors or the location of collateral. The U.S. performance includes the impacts of benefits totaling  $33.0 million and  $17.8 million recorded in 2010 and 2009, respectively with regards to a reduction in the Visa indemnification liability, and  $244.0 million recorded in 2008 in connection with Visa’s initial public offering.

DISTRIBUTION OF TOTAL ASSETS AND OPERATING PERFORMANCE

(In Millions)	TOTAL ASSETS	TOTAL REVENUE*	INCOME BEFORE INCOME TAXES	NET INCOME
2010
Non-U.S.	$24,472.9	$980.9	$325.1	$229.3
U.S.	59,371.0	2,666.8	664.7	440.2

Total	$83,843.9	$3,647.7	$989.8	$669.5

2009
Non-U.S.	$19,253.2	$1,086.9	$445.4	$305.8
U.S.	62,888.3	2,700.0	809.8	558.4

Total	$82,141.5	$3,786.9	$1,255.2	$864.2

2008
Non-U.S.	$24,433.0	$1,598.6	$842.2	$534.9
U.S.	57,620.6	2,679.9	433.5	259.9

Total	$82,053.6	$4,278.5	$1,275.7	$794.8

* Revenue is comprised of net interest income and noninterest income.

Regulatory Capital Requirements	12 Months Ended
Dec. 31, 2010
Regulatory Capital Requirements

Note 32 – Regulatory Capital Requirements

Northern Trust and its U.S. subsidiary banks are subject to various regulatory capital requirements administered by the federal bank regulatory authorities. Under these requirements, banks must maintain specific ratios of total and tier 1 capital to risk-weighted assets and of tier 1 capital to average quarterly assets in order to be classified as “well capitalized.” The regulatory capital requirements impose certain restrictions upon banks that meet minimum capital requirements but are not “well capitalized” and obligate the federal bank regulatory authorities to take “prompt corrective action” with respect to banks that do not maintain such minimum ratios. Such prompt corrective action could have a direct material effect on a bank’s financial statements.

As of December 31, 2010 and 2009, each of Northern Trust’s U.S. subsidiary banks had capital ratios above the level required for classification as a “well capitalized” institution and had not received any regulatory notification of a lower classification. Additionally, Northern Trust’s subsidiary banks located outside the U.S. are subject to regulatory capital requirements in the jurisdictions in which they operate. As of December 31, 2010 and 2009, each of Northern Trust’s non-U.S. banking subsidiaries had capital ratios above their specified minimum requirements. There are no conditions or events since December 31, 2010 that management believes have adversely affected the capital categorization of any Northern Trust subsidiary bank.

The table below summarizes the risk-based capital amounts and ratios for Northern Trust and for each of its U.S. subsidiary banks whose net income for 2010 or 2009 exceeded 10% of the consolidated total.

	ACTUAL		MINIMUM TO QUALIFY AS WELL CAPITALIZED
( $ In Millions)	AMOUNT	RATIO	AMOUNT	RATIO
AS OF DECEMBER 31, 2010
Total Capital to Risk-Weighted Assets
Consolidated	$8,036	15.6%	$5,147	10.0%
The Northern Trust Company	6,440	16.2	3,978	10.0
Northern Trust, NA	1,461	13.9	1,050	10.0
Tier 1 Capital to Risk-Weighted Assets
Consolidated	6,977	13.6	3,088	6.0
The Northern Trust Company	5,293	13.3	2,387	6.0
Northern Trust, NA	1,301	12.4	630	6.0
Tier 1 Capital (to Fourth Quarter Average Assets)
Consolidated	6,977	8.8	3,983	5.0
The Northern Trust Company	5,293	8.0	3,323	5.0
Northern Trust, NA	1,301	10.8	602	5.0
AS OF DECEMBER 31, 2009
Total Capital to Risk-Weighted Assets
Consolidated	$7,711	15.8%	$4,878	10.0%
The Northern Trust Company	6,044	16.1	3,751	10.0
Northern Trust, NA	1,170	11.0	1,061	10.0
Tier 1 Capital to Risk-Weighted Assets
Consolidated	6,522	13.4	2,927	6.0
The Northern Trust Company	4,756	12.7	2,250	6.0
Northern Trust, NA	1,010	9.5	637	6.0
Tier 1 Capital (to Fourth Quarter Average Assets)
Consolidated	6,522	8.8	3,725	5.0
The Northern Trust Company	4,756	7.7	3,073	5.0
Northern Trust, NA	1,010	8.2	615	5.0

The current risk-based capital guidelines that apply to the Corporation and its U.S. subsidiary banks, commonly referred to as Basel I, are based upon the 1988 capital accord of the International Basel Committee on Banking Supervision (Basel Committee), a committee of central banks and bank supervisors, as implemented by the Federal Reserve Board.

The Corporation also is subject to the Basel II framework for risk-based capital adequacy. The U.S. bank regulatory agencies have issued final rules with respect to implementation of the Basel II framework. Under the final Basel II rules, the Corporation is one of a small number of “core” banking organizations. As a result, the Corporation and its U.S. depository institution subsidiaries will be required to use the advanced approaches under Basel II for calculating risk-based capital related to credit risk and operational risk, instead of the methodology reflected in the regulations effective prior to adoption of Basel II. The rules also require core banking organizations to have rigorous processes for assessing overall capital adequacy in relation to their total risk profiles, and to publicly disclose certain information about their risk profiles and capital adequacy.

The Corporation has for several years been preparing to comply with the advanced approaches of the Basel II framework. The Corporation is also addressing issues related to implementation timing differences between the U.S. and other jurisdictions, to ensure that the Corporation and the bank subsidiaries comply with regulatory requirements and expectations in all jurisdictions where they operate.

On September 12, 2010, the Group of Governors and Heads of Supervision, the oversight body of the Basel Committee, announced agreement on the calibration and phase-in arrangements for a strengthened set of capital requirements, known as Basel III. In November 2010, Basel III was endorsed by the Seoul G20 Leaders Summit and will be subject to individual adoption by member nations, including the United States. The federal banking agencies could implement changes to the current capital adequacy standards applicable to the Corporation and its bank subsidiaries in light of Basel III.

Northern Trust Corporation (Corporation only)	12 Months Ended
Dec. 31, 2010
Northern Trust Corporation (Corporation only)

Note 33 – Northern Trust Corporation (Corporation only)

Condensed financial information is presented below. Investments in wholly-owned subsidiaries are carried on the equity method of accounting.

CONDENSED BALANCE SHEET

	DECEMBER 31
(In Millions)	2010	2009
ASSETS
Cash on Deposit with Subsidiary Bank	$6.8	$6.5
Time Deposits with Subsidiary Banks	1,561.2	1,484.0
Securities	118.2	10.1
Advances to Wholly-Owned Subsidiaries – Banks	285.0	285.0
– Nonbank	5.0	5.0
Investments in Wholly-Owned Subsidiaries – Banks	6,855.1	5,959.9
– Nonbank	121.2	128.7
Buildings and Equipment	3.4	3.4
Other Assets	339.5	371.9

Total Assets	$9,295.4	$8,254.5

LIABILITIES
Long-Term Debt	$1,896.1	$1,390.5
Floating Rate Capital Debt	276.9	276.8
Other Liabilities	292.1	275.1

Total Liabilities	2,465.1	1,942.4
STOCKHOLDERS’ EQUITY
Common Stock	408.6	408.6
Additional Paid-in Capital	920.0	888.3
Retained Earnings	5,972.1	5,576.0
Accumulated Other Comprehensive Loss	(305.3)	(361.6)
Treasury Stock	(165.1)	(199.2)

Total Stockholders’ Equity	6,830.3	6,312.1

Total Liabilities and Stockholders’ Equity	$9,295.4	$8,254.5

CONDENSED STATEMENT OF INCOME

	FOR THE YEAR ENDED DECEMBER 31
(In Millions)	2010	2009	2008
OPERATING INCOME
Dividends – Bank Subsidiaries	$–	$410.0	$30.0
– Nonbank Subsidiaries	67.2	25.6	56.4
Intercompany Interest and Other Charges	11.4	10.1	39.3
Interest and Other Income	6.9	13.7	(13.2)

Total Operating Income	85.5	459.4	112.5
OPERATING EXPENSES
Interest Expense	50.8	45.7	39.1
Other Operating Expenses	15.4	(93.2)	367.8

Total Operating Expenses	66.2	(47.5)	406.9

Income (Loss) before Income Taxes and Equity in Undistributed Net Income of Subsidiaries	19.3	506.9	(294.4)
Benefit (Expense) for Income Taxes	23.0	(25.0)	160.2

Income (Loss) before Equity in Undistributed Net Income of Subsidiaries	42.3	481.9	(134.2)
Equity in Undistributed Net Income of Subsidiaries – Banks	636.9	364.7	918.7
– Nonbank	(9.7)	17.6	10.3

Net Income	669.5	$864.2	$794.8

Net Income Applicable to Common Stock	669.5	$753.1	$782.8

CONDENSED STATEMENT OF CASH FLOWS

	FOR THE YEAR ENDED DECEMBER 31
(In Millions)	2010	2009	2008
OPERATING ACTIVITIES:
Net Income	$669.5	$864.2	$794.8
Adjustments to Reconcile Net Income to Net Cash Provided by (Used in) Operating Activities:
Equity in Undistributed Net Income of Subsidiaries	(620.9)	(382.2)	(929.0)
Decrease in Prepaid Expenses	1.2	2.0	1.4
Client Support-Related Charges (Benefit)	–	(109.3)	320.3
Capital Support Agreement Payments	–	(204.8)	–
Increase (Decrease) in Accrued Income Taxes	61.8	283.6	(290.5)
Other, net	(13.3)	20.4	77.9

Net Cash Provided by (Used in) Operating Activities	98.3	473.9	(25.1)

INVESTING ACTIVITIES:
Net Increase in Time Deposits with Banks	(77.2)	(268.0)	(830.2)
Purchases of Securities – Available for Sale	(109.7)	–	(468.9)
Proceeds from Sale, Maturity and Redemption of Securities – Available for Sale	4.7	411.8	–
Net Increase in Capital Investments in Subsidiaries	(204.8)	(42.0)	(521.3)
Advances to Wholly-Owned Subsidiaries	–	–	(10.0)
Other, net	(.9)	(7.9)	11.1

Net Cash Provided by (Used in) Investing Activities	(387.9)	93.9	(1,819.3)

FINANCING ACTIVITIES:
Net Increase in Senior Notes	497.2	500.0	396.9
Proceeds from Common Stock Issuance	–	834.1	–
Proceeds from Preferred Stock – Series B and Warrant to Purchase Common Stock	–	–	1,576.0
Redemption of Preferred Stock – Series B	–	(1,576.0)	–
Cash Dividends Paid on Preferred Stock	–	(46.6)	–
Repurchase of Warrant to Purchase Common Stock	–	(87.0)	–
Treasury Stock Purchased	(5.9)	(10.7)	(68.3)
Cash Dividends Paid on Common Stock	(273.2)	(260.3)	(247.7)
Net Proceeds from Stock Options	70.6	38.9	161.9
Other, net	1.2	23.8	47.9

Net Cash Provided by (Used in) Financing Activities	289.9	(583.8)	1,866.7

Net Change in Cash on Deposit with Subsidiary Bank	.3	(16.0)	22.3
Cash on Deposit with Subsidiary Bank at Beginning of Year	6.5	22.5	.2

Cash on Deposit with Subsidiary Bank at End of Year	$6.8	$6.5	$22.5

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2010
Basis of Presentation

A. Basis of Presentation. The consolidated financial statements include the accounts of Northern Trust Corporation (Corporation) and its wholly-owned subsidiary, The Northern Trust Company (Bank), and their wholly-owned subsidiaries. Throughout the notes, the term “Northern Trust” refers to the Corporation and its subsidiaries. Intercompany balances and transactions have been eliminated in consolidation. The consolidated statement of income includes results of acquired subsidiaries from the dates of acquisition.

Nature of Operations

B. Nature of Operations. The Corporation is a financial holding company under the Gramm-Leach-Bliley Act. The Bank is an Illinois banking corporation headquartered in Chicago and the Corporation’s principal subsidiary. The Corporation conducts business in the United States (U.S.) and internationally through the Bank, a national bank subsidiary, a federal savings bank subsidiary, trust companies, and various other U.S. and non-U.S. subsidiaries.

Northern Trust generates the majority of its revenues from its two primary business units: Corporate and Institutional Services (C&IS) and Personal Financial Services (PFS). Investment management services and products are provided to C&IS and PFS through a third business unit, Northern Trust Global Investments (NTGI). Operating and systems support for these business units is provided by a fourth business unit, Operations and Technology (O&T).

The C&IS business unit provides asset servicing, asset management, securities lending, brokerage, banking and related services to corporate and public retirement funds, foundations, endowments, fund managers, insurance companies, sovereign wealth and government funds. C&IS client relationships are managed through the Bank and the Bank’s and the Corporation’s other subsidiaries, including support from international locations in North America, Europe, the Middle East, and the Asia Pacific region.

The PFS business unit provides personal trust, investment management, custody, and philanthropic services; financial consulting; wealth management and family office services; guardianship and estate administration; brokerage services; and private and business banking. PFS focuses on high net worth individuals and families, business owners, executives, professionals, retirees, and established privately-held businesses in its target markets. PFS services are delivered through 78 offices in 18 U.S. states as well as offices in London and Guernsey.

Use of Estimates in the Preparation of Financial Statements

C. Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation

D. Foreign Currency Translation. Asset and liability accounts denominated in nonfunctional currencies are remeasured into functional currencies at period end rates of exchange, except for buildings and equipment which are remeasured at exchange rates in effect at the date of acquisition. Results from remeasurement of asset and liability accounts are reported in other operating income as non-trading foreign exchange gains and losses. Income and expense accounts are remeasured at period average rates of exchange.

Asset and liability accounts of entities with functional currencies that are not the U.S. dollar are translated at period end rates of exchange. Income and expense accounts are translated at period average rates of exchange. Translation adjustments, net of applicable taxes, are reported directly to accumulated other comprehensive income (AOCI), a component of stockholders’ equity.

Securities Available for Sale

Securities. Securities Available for Sale are reported at fair value, with unrealized gains and losses credited or charged, net of the tax effect, to AOCI. Realized gains and losses on securities available for sale are determined on a specific identification basis and are reported within other security gains (losses), net, in the consolidated statement of income. Interest income is recorded on the accrual basis, adjusted for the amortization of premium and accretion of discount.

Securities Held to Maturity

Securities Held to Maturity consist of debt securities that management intends to, and Northern Trust has the ability to, hold until maturity. Such securities are reported at cost, adjusted for amortization of premium and accretion of discount. Interest income is recorded on the accrual basis adjusted for the amortization of premium and accretion of discount.

Securities Held for Trading

Securities Held for Trading are stated at fair value. Realized and unrealized gains and losses on securities held for trading are reported in the consolidated statement of income within security commissions and trading income.

Other-Than-Temporary Impairment

Other-Than-Temporary Impairment. In April 2009, the Financial Accounting Standards Board (FASB) issued a new accounting standard which amended the recognition guidance for other-than-temporary impairments (OTTI) of debt securities and expanded the financial statement disclosures required for OTTI of debt and equity securities. Northern Trust adopted the new standard in the second quarter of 2009.

Under the new standard, a security is considered to be other-than-temporarily impaired if the present value of cash flows expected to be collected are less than the security’s amortized cost basis (the difference being defined as the credit loss) or if the fair value of the security is less than the security’s amortized cost basis and the investor intends, or more-likely-than-not will be required, to sell the security before recovery of the security’s amortized cost basis. If an OTTI exists, the charge to earnings is limited to the amount of credit loss if the investor does not intend to sell the security, and it is more-likely-than-not that it will not be required to sell the security, before recovery of the security’s amortized cost basis. Any remaining difference between fair value and amortized cost is recognized in AOCI, net of applicable taxes. Otherwise, the entire difference between fair value and amortized cost is charged to earnings.

Security impairment reviews are conducted quarterly to identify and evaluate securities that have indications of possible OTTI. The determination as to whether a security’s decline in fair value is other-than-temporary takes into consideration numerous factors and the relative significance of any single factor can vary by security. Factors Northern Trust considers in determining whether impairment is other-than-temporary include, but are not limited to, the length of time which the security has been impaired; the severity of the impairment; the cause of the impairment; the financial condition and near-term prospects of the issuer; activity in the market of the issuer which may indicate adverse credit conditions; and Northern Trust’s ability and intent not to sell, and the likelihood that it will not be required to sell, the security for a period of time sufficient to allow for the recovery of the security’s amortized cost basis.

Derivative Financial Instruments

F. Derivative Financial Instruments. Northern Trust is a party to various derivative instruments that are used in the normal course of business to meet the needs of its clients; as part of its trading activity for its own account; and as part of its risk management activities. These instruments include foreign exchange contracts, interest rate contracts, and credit default swap contracts. Derivative financial instruments are recorded on the consolidated balance sheet at fair value within other assets and liabilities. Derivative asset and liability positions with the same counterparty are reflected on a net basis in cases where legally enforceable master netting agreements exist. Derivative assets and liabilities are further reduced by cash collateral received from, and deposited with, derivative counterparties. The accounting for changes in the fair value of a derivative in the consolidated statement of income depends on whether or not the contract has been designated as a hedge and qualifies for hedge accounting under GAAP. Derivative financial instruments are recorded on the consolidated cash flow statement within Changes in Derivative Instrument Gains/Losses, net.

Changes in the fair value of client and trading derivative instruments and derivatives entered into for risk management purposes that have not been designated as hedges are recognized currently in either foreign exchange trading or other operating income. Certain derivative instruments used by Northern Trust to manage risk are formally designated and qualify for hedge accounting as fair value, cash flow, or net investment hedges.

Derivatives designated as fair value hedges are used to limit Northern Trust’s exposure to changes in the fair value of assets and liabilities due to movements in interest rates. Changes in the fair value of fair value hedges are recognized currently in income. For substantially all fair value hedges, Northern Trust applies the “shortcut” method of accounting, available under GAAP, which assumes there is no ineffectiveness in a hedge. As a result, changes recorded in the fair value of the hedged item are equal to the offsetting gain or loss on the derivative and are reflected in the same line item. For fair value hedges that do not qualify for the “shortcut” method of accounting, Northern Trust utilizes regression analysis, a “long-haul” method of accounting, in assessing whether these hedging relationships are highly effective at inception and quarterly thereafter.

Derivatives designated as cash flow hedges are used to minimize the variability in cash flows of earning assets or forecasted transactions caused by movements in interest or foreign exchange rates. The effective portion of changes in the fair value of a cash flow hedge is recognized in AOCI. When the hedged forecasted transaction impacts earnings, balances in AOCI are reclassified to the same income or expense classification as the hedged item. Northern Trust applies the “shortcut” method of accounting for cash flow hedges of available for sale securities. For cash flow hedges of forecasted foreign currency denominated revenue and expenditure transactions, Northern Trust closely matches all terms of the hedged item and the hedging derivative at inception and on an ongoing basis which limits hedge ineffectiveness. To the extent all terms are not perfectly matched, effectiveness is assessed using the dollar-offset method and any ineffectiveness is measured using the hypothetical derivative method. Any ineffectiveness is recognized currently in earnings.

Foreign exchange contracts and qualifying non-derivative instruments designated as net investment hedges are used to minimize Northern Trust’s exposure to variability in the foreign currency translation of net investments in non-U.S. branches and subsidiaries. The effective portion of changes in the fair value of the hedging instrument is recognized in AOCI consistent with the related translation gains and losses. For net investment hedges, all critical terms of the hedged item and the hedging instrument are matched at inception and on an ongoing basis to eliminate hedge ineffectiveness.

Fair value, cash flow, and net investment hedge derivatives are designated and formally documented as such contemporaneous with the transaction. The formal documentation describes the hedge relationship and identifies the hedging instruments and hedged items. Included in the documentation is a discussion of the risk management objectives and strategies for undertaking such hedges, as well as a description of the method for assessing hedge effectiveness at inception and on an ongoing basis. For hedges that do not qualify for the “shortcut” method of accounting, a formal assessment is performed on a calendar quarter basis to verify that derivatives used in hedging transactions continue to be highly effective in offsetting the changes in fair value or cash flows of the hedged item. Hedge accounting is discontinued if a derivative ceases to be highly effective, is terminated or sold, or if Northern Trust removes the derivative’s hedge designation. Subsequent gains and losses on these derivatives are included in foreign exchange trading or other operating income. For discontinued cash flow hedges, the accumulated gain or loss on the derivative remains in AOCI and is reclassified to earnings in the period in which the previously hedged forecasted transaction impacts earnings or is no longer probable of occurring. For discontinued fair value hedges, the accumulated gain or loss on the hedged item is amortized over the remaining life of the hedged item.

Loans and Leases

G. Loans and Leases. Loans and leases are recognized assets that represent a contractual right to receive money either on demand or on fixed or determinable dates. Effective December 31, 2010, Northern Trust adopted the disclosure requirements of the FASB’s Accounting Standards Update (ASU) 2010-20, “Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses” (ASU 2010-20). Consistent with this new standard, loans and leases have been disaggregated for disclosure purposes by portfolio segment (segment) and by class. Segment is defined under the standard as the level at which management develops and documents a systematic methodology to determine the reserve for credit losses. Northern Trust has defined its segments as commercial and personal. Class of loans and leases is defined as a subset of the segment that has similar risk characteristics; measurement attributes or risk monitoring method. The classes within the commercial segment have been defined as commercial and institutional, commercial real estate, lease financing, non-US and other. The classes within the personal segment have been defined as residential real estate, private client and other.

Loans that are held for investment are reported at the principal amount outstanding, net of unearned income. Residential real estate loans classified as held for sale are reported at the lower of aggregate cost or fair value. Loan commitments for residential real estate loans that will be classified as held for sale at the time of funding and which have an interest-rate lock are recorded on the balance sheet at fair value with subsequent gains or losses recognized as other income. Unrealized gains on these loan commitments are reported as other assets, with unrealized losses reported as other liabilities. Other unfunded loan commitments that are not held for sale are carried at the amount of unamortized fees with a reserve for credit loss liability recognized for any probable losses.

Interest income on loans is recorded on an accrual basis unless, in the opinion of management, there is a question as to the ability of the debtor to meet the terms of the loan agreement, or interest or principal is more than 90 days contractually past due and the loan is not well-secured and in the process of collection. Loans are considered past due if the required principal or interest payments have not been received as of the date such payments are due according to the contractual terms of the agreement. At the time a loan is determined to be nonperforming, interest accrued but not collected is reversed against interest income of the current period and the loan is classified as nonperforming. Loans are returned to performing status when factors indicating doubtful collectability no longer exist. Interest collected on nonperforming loans is applied to principal unless, in the opinion of management, collectability of principal is not in doubt.

A loan is considered to be impaired when, based on current information and events, management determines that it is probable that Northern Trust will be unable to collect all amounts due according to the contractual terms of the loan agreement. A loan is also considered to be impaired if its terms have been modified as a concession resulting from the debtor’s financial difficulties, referred to as a troubled debt restructuring. All troubled debt restructurings are considered impaired loans in the calendar year of their restructuring. In subsequent years, a troubled debt restructuring may cease being classified as impaired if the loan was modified at a market rate and has performed according to the modified terms for at least six months. A loan that has been modified at a below market rate will return to performing status if it satisfies the six month performance requirement; however, it will remain classified as impaired. Impaired loans are measured based upon the loan’s market price, the present value of expected future cash flows, discounted at the loan’s effective interest rate, or at the fair value of the collateral if the loan is collateral dependent. If the loan valuation is less than the recorded value of the loan, based on the certainty of loss, either a specific reserve is established, or a charge-off is recorded, for the difference. Smaller balance (individually less than  $250,000) homogeneous loans are collectively evaluated for impairment and excluded from impaired loan disclosures in accordance with applicable accounting standards. Northern Trust’s accounting policies for impaired loans is consistent across all classes of loans and leases.

Premiums and discounts on loans are recognized as an adjustment of yield using the interest method based on the contractual terms of the loan. Certain direct origination costs and fees are netted and deferred over the life of the related loan as an adjustment to the loan’s yield.

Unearned lease income from direct financing and leveraged leases is recognized using the interest method. This method provides a constant rate of return on the unrecovered investment over the life of the lease. The rate of return and the allocation of income over the lease term are recalculated from the inception of the lease if during the lease term assumptions regarding the amount or timing of estimated cash flows change. Lease residual values are established at the inception of the lease based on in-house valuations and market analyses provided by outside parties. Lease residual values are reviewed at least annually for other-than-temporary impairment. A decline in the estimated residual value of a leased asset determined to be other-than-temporary would be recorded in the period in which the decline is identified as a reduction of interest income for leveraged leases and a reduction of other operating income for direct financing leases.

Reserve for Credit Losses

H. Reserve for Credit Losses. The reserve for credit losses represents management’s estimate of probable losses which have occurred as of the date of the consolidated financial statements. The loan and lease portfolio and other lending related credit exposures are regularly reviewed to evaluate the adequacy of the reserve for credit losses. In determining the level of the reserve, Northern Trust evaluates the reserve necessary for impaired loans and also estimates losses inherent in other credit exposures. The result is a reserve with the following components:

Specific Reserve. The amount of specific reserves is determined through an individual evaluation of loans and lending-related commitments considered impaired that is based on expected future cash flows, the value of collateral, and other factors that may impact the borrower’s ability to pay. For impaired loans where the amount of specific reserves, if any, is determined based on the value of the underlying real estate collateral, third-party appraisals are typically obtained and utilized by management. These appraisals are generally less than twelve months old and are subject to adjustments to reflect management’s judgment as to the realizable value of the collateral.

Inherent Reserve. The amount of inherent loss reserves is based primarily on reserve factors which incorporate management’s evaluation of historical charge-off experience and various qualitative factors such as management’s evaluation of economic and business conditions and changes in the character and size of the loan portfolio. Reserve factors are applied to loan and lease credit exposures aggregated by shared risk characteristics and are reviewed quarterly by Northern Trust’s Loan Loss Reserve Committee which includes representatives from Credit Policy, business unit management, and Corporate Financial Management.

Loans, leases and other extensions of credit deemed uncollectible are charged to the reserve for credit losses. Subsequent recoveries, if any, are credited to the reserve. The provision for credit losses, which is charged to income, is the amount necessary to adjust the reserve for credit losses to the level determined through the above process. Actual losses may vary from current estimates and the amount of the provision for credit losses may be either greater than or less than actual net charge-offs.

Northern Trust analyzes its exposure to credit losses from both on-balance sheet and off-balance sheet activity using a consistent methodology. In estimating the reserve for credit losses for undrawn loan commitments and standby letters of credit, management uses conversion rates to determine the amount that will be funded. Reserve factors based on historical loss experience and specific risk characteristics of the loan product are utilized to calculate inherent losses related to unfunded commitments and standby letters of credit as of the reporting date. The portion of the reserve assigned to loans and leases is reported as a contra asset, directly following loans and leases in the consolidated balance sheet. The portion of the reserve assigned to unfunded commitments and standby letters of credit is reported in other liabilities in the consolidated balance sheet.

Standby Letters of Credit

I. Standby Letters of Credit. Fees on standby letters of credit are recognized in other operating income on the straight-line method over the lives of the underlying agreements. Northern Trust’s recorded liability for standby letters of credit, reflecting the obligation it has undertaken, is measured as the amount of unamortized fees on these instruments.

Buildings and Equipment

J. Buildings and Equipment. Buildings and equipment owned are carried at original cost less accumulated depreciation. The charge for depreciation is computed on the straight-line method based on the following range of lives: buildings – 10 to 30 years; equipment – 3 to 10 years; and leasehold improvements – the shorter of the lease term or 15 years. Leased properties meeting certain criteria are capitalized and amortized using the straight-line method over the lease period.

Other Real Estate Owned (OREO)

K. Other Real Estate Owned (OREO). OREO is comprised of commercial and residential real estate properties acquired in partial or total satisfaction of loans. OREO assets are carried at the lower of cost or fair value less estimated costs to sell and are recorded in other assets in the consolidated balance sheet. Fair value is based on third-party appraisals. Appraisals of OREO properties are updated on an annual basis and are subject to adjustments to reflect management’s judgment as to the realizable value of the properties. Losses identified at the time of acquisition of such properties are charged against the reserve for credit losses assigned to loans and leases. Subsequent write-downs that may be required to the carrying value of these assets and gains or losses realized from asset sales are recorded within other operating expenses.

Goodwill and Other Intangible Assets

L. Goodwill and Other Intangible Assets. Goodwill is not subject to amortization. Separately identifiable acquired intangible assets with finite lives are amortized over their estimated useful lives, primarily on a straight-line basis. Purchased software and allowable internal costs, including compensation relating to software developed for internal use, are capitalized. Software is amortized using the straight-line method over the estimated useful lives of the assets, generally ranging from 3 to 10 years.

Goodwill and other intangible assets are reviewed for impairment on an annual basis or more frequently if events or changes in circumstances indicate the carrying amounts may not be recoverable.

Assets Under Custody and Assets Under Management

M. Assets Under Custody and Assets Under Management. Assets held in fiduciary or agency capacities are not included in the consolidated balance sheet, since such items are not assets of Northern Trust.

Trust, Investment and Other Servicing Fees

N. Trust, Investment and Other Servicing Fees. Trust, investment and other servicing fees are recorded on the accrual basis, over the period in which the service is provided. Fees are a function of the market value of assets custodied, managed and serviced, the volume of transactions, securities lending volume and spreads, and fees for other services rendered, as set forth in the underlying client agreement. This revenue recognition involves the use of estimates and assumptions, including components that are calculated based on estimated asset valuations and transaction volumes.

Securities lending fees have been impacted by Northern Trust’s share of unrealized investment gains and losses in one investment fund that is used in securities lending activities and accounted for at fair value. As of September 30, 2010, securities in the mark-to-market fund had been sold with the proceeds reinvested into a short duration fund, eliminating the mark-to-market impact on securities lending revenue in future periods. Certain investment management fee arrangements also may provide performance fees that are based on client portfolio returns exceeding predetermined levels. Northern Trust adheres to a policy in which it does not record any performance-based fee income until the end of the contract period, thereby eliminating the potential that revenue will be recognized in one quarter and reversed in a future quarter. Therefore, Northern Trust does not record any revenue under incentive fee programs that is at risk due to future performance contingencies. These arrangements often contain similar terms for the payment of performance-based fees to sub-advisors. The accounting for these performance-based expenses matches the treatment for the related performance-based revenues.

Client reimbursed out-of-pocket expenses that are an extension of existing services that are being rendered are recorded on a gross basis as revenue.

Client Security Settlement Receivables

O. Client Security Settlement Receivables. These receivables represent other collection items presented on behalf of custody clients and settled through withdrawals from short term investment funds on a next day basis.

Income Taxes

P. Income Taxes. Northern Trust follows an asset and liability approach to account for income taxes. The objective is to recognize the amount of taxes payable or refundable for the current year, and to recognize deferred tax assets and liabilities resulting from temporary differences between the amounts reported in the financial statements and the tax bases of assets and liabilities. The measurement of tax assets and liabilities is based on enacted tax laws and applicable tax rates.

Tax positions taken or expected to be taken on a tax return are evaluated based on their likelihood of being sustained upon examination by tax authorities. Only tax positions that are considered more-likely-than-not to be sustained are recorded in the consolidated financial statements. Northern Trust recognizes any interest and penalties related to unrecognized tax benefits in the provision for income taxes.

Cash Flow Statements	Q. Cash Flow Statements. Cash and cash equivalents have been defined as “Cash and Due from Banks”.
Pension and Other Postretirement Benefits

R. Pension and Other Postretirement Benefits. Northern Trust records the funded status of its defined benefit pension and other postretirement plans on the consolidated balance sheet. Prepaid pension benefits are reported in other assets and unfunded pension and postretirement benefit liabilities are reported in other liabilities. Plan assets and benefit obligations are measured annually at December 31. Pension costs are recognized ratably over the estimated working lifetime of eligible participants.

Share-Based Compensation Plans

S. Share-Based Compensation Plans. Northern Trust recognizes as compensation expense the grant-date fair value of stock options and other equity-based compensation granted to employees within the consolidated income statement using a fair-value-based method. The fair values of stock and stock unit awards, including performance stock unit awards and director awards, are based on the price of the Corporation’s stock on the date of grant. The fair value of stock options is estimated on the date of grant using the Black-Scholes option pricing model. The model utilizes weighted-average assumptions regarding the period of time that options granted are expected to be outstanding (expected term) based primarily on the historical exercise behavior attributable to previous option grants, the estimated yield from dividends paid on the Corporation’s stock over the expected term of the options, the expected volatility of Northern Trust’s stock price over a period equal to the expected term of the options, and a risk free interest rate based on the U.S. Treasury yield curve at the time of grant for a period equal to the expected term of the options granted.

Compensation expense for share-based award grants with terms that provide for a graded vesting schedule, whereby portions of the award vest in increments over the requisite service period, are recognized on a straight-line basis over the requisite service period for the entire award. Northern Trust does not include an estimate of future forfeitures in its recognition of share-based compensation as historical forfeitures have not been significant. Share-based compensation is adjusted based on forfeitures as they occur. Dividend equivalents are paid on stock units on a current basis prior to vesting and distribution. Cash flows resulting from the realization of tax deductions from the exercise of stock options in excess of the compensation cost recognized (excess tax benefits) are classified as financing cash flows.

Securities Purchased Under Agreements to Resell and Securities Sold Under Agreements to Repurchase

T. Securities Purchased Under Agreements to Resell and Securities Sold Under Agreements to Repurchase. Securities purchased under agreements to resell and securities sold under agreements to repurchase are accounted for as collateralized financings and recorded at the amounts at which the securities were acquired or sold plus accrued interest. To minimize any potential credit risk associated with these transactions, the fair value of the securities purchased or sold is monitored, limits are set on exposure with counterparties, and the financial condition of counterparties is regularly assessed. It is Northern Trust’s policy to take possession of securities purchased under agreements to resell.

Securities (Tables)	12 Months Ended
Dec. 31, 2010
Reconciliation of Amortized Cost to Fair Values of Securities Available for Sale

RECONCILIATION OF AMORTIZED COST TO FAIR VALUES OF SECURITIES AVAILABLE FOR SALE

	DECEMBER 31, 2010
(In Millions)	AMORTIZED COST	GROSS UNREALIZED GAINS	GROSS UNREALIZED LOSSES	FAIR VALUE
U.S. Government	$667.2	$1.0	$9.8	$658.4
Obligations of States and Political Subdivisions	35.4	.9	–	36.3
Government Sponsored Agency	11,937.0	47.0	13.3	11,970.7
Corporate Debt	2,547.7	7.8	1.5	2,554.0
Non-U.S. Government Debt	440.6	–	–	440.6
Residential Mortgage-Backed	308.0	.9	54.3	254.6
Other Asset-Backed	1,606.5	1.5	2.3	1,605.7
Certificates of Deposit	1,402.5	–	–	1,402.5
Auction Rate	357.0	14.2	3.4	367.8
Other	796.4	4.2	3.7	796.9

Total	$20,098.3	$77.5	$88.3	$20,087.5

	DECEMBER 31, 2009
(In Millions)	AMORTIZED COST	GROSS UNREALIZED GAINS	GROSS UNREALIZED LOSSES	FAIR VALUE
U.S. Government	$74.0	$–	$–	$74.0
Obligations of States and Political Subdivisions	45.6	1.4	–	47.0
Government Sponsored Agency	12,278.9	58.9	12.4	12,325.4
Corporate Debt	2,820.2	7.7	5.8	2,822.1
Non-U.S. Government Debt	80.6	–	–	80.6
Residential Mortgage-Backed	439.7	–	125.7	314.0
Other Asset-Backed	1,183.8	.5	3.0	1,181.3
Auction Rate	409.7	18.2	.2	427.7
Other	190.0	–	–	190.0

Total	$17,522.5	$86.7	$147.1	$17,462.1

Remaining Maturity of Securities Available for Sale

REMAINING MATURITY OF SECURITIES AVAILABLE FOR SALE

	DECEMBER 31, 2010
(In Millions)	AMORTIZED COST	FAIR VALUE
Due in One Year or Less	$9,113.6	$9,100.9
Due After One Year Through Five Years	10,047.9	10,055.2
Due After Five Years Through Ten Years	569.4	568.1
Due After Ten Years	181.9	177.8
Other Securities Without Stated Maturities	185.5	185.5

Total	$20,098.3	$20,087.5

Reconciliation of Book Values to Fair Values of Securities Held to Maturity

RECONCILIATION OF AMORTIZED COST TO FAIR VALUES OF SECURITIES HELD TO MATURITY

	DECEMBER 31, 2010
(In Millions)	AMORTIZED COST	GROSS UNREALIZED GAINS	GROSS UNREALIZED LOSSES	FAIR VALUE
Obligations of States and Political Subdivisions	$635.0	$26.2	$.4	$660.8
Government Sponsored Agency	169.3	4.6	.2	173.7
Other	383.3	–	10.6	372.7

Total	$1,187.6	$30.8	$11.2	$1,207.2

	DECEMBER 31, 2009
(In Millions)	AMORTIZED COST	GROSS UNREALIZED GAINS	GROSS UNREALIZED LOSSES	FAIR VALUE
Obligations of States and Political Subdivisions	$692.6	$34.5	$.6	$726.5
Government Sponsored Agency	114.6	2.4	.2	116.8
Other	354.2	–	11.8	342.4

Total	$1,161.4	$36.9	$12.6	$1,185.7

Remaining Maturity of Securities Held to Maturity

REMAINING MATURITY OF SECURITIES HELD TO MATURITY

	DECEMBER 31, 2010
(In Millions)	AMORTIZED COST	FAIR VALUE
Due in One Year or Less	$204.8	$206.0
Due After One Year Through Five Years	547.7	560.3
Due After Five Years Through Ten Years	397.7	407.2
Due After Ten Years	37.4	33.7

Total	$1,187.6	$1,207.2

Securities Continuous Unrealized Loss Position

The following tables provide information regarding securities that have been in a continuous unrealized loss position for less than 12 months, and for 12 months or longer, as of December 31, 2010 and December 31, 2009.

Securities with Unrealized Losses as of December 31, 2010	LESS THAN 12 MONTHS		12 MONTHS OR LONGER		TOTAL
(In Millions)	FAIR VALUE	UNREALIZED LOSSES	FAIR VALUE	UNREALIZED LOSSES	FAIR VALUE	UNREALIZED LOSSES
U.S. Government	$492.9	$9.8	$–	$–	$492.9	$9.8
Obligations of States and Political Subdivisions	3.0	–	3.2	.4	6.2	.4
Government Sponsored Agency	980.7	11.0	328.7	2.5	1,309.4	13.5
Corporate Debt	930.6	1.1	475.2	.4	1,405.8	1.5
Residential Mortgage-Backed	–	–	248.8	54.3	248.8	54.3
Other Asset-Backed	513.5	2.2	27.0	.1	540.5	2.3
Auction Rate	77.6	3.3	.7	.1	78.3	3.4
Other	482.2	6.8	36.5	7.5	518.7	14.3

Total	$3,480.5	$34.2	$1,120.1	$65.3	$4,600.6	$99.5

Securities with Unrealized Losses as of December 31, 2009	LESS THAN 12 MONTHS		12 MONTHS OR LONGER		TOTAL
(In Millions)	FAIR VALUE	UNREALIZED LOSSES	FAIR VALUE	UNREALIZED LOSSES	FAIR VALUE	UNREALIZED LOSSES
Obligations of States and Political Subdivisions	$7.7	$.2	$2.6	$.4	$10.3	$.6
Government Sponsored Agency	810.6	3.0	523.3	9.6	1,333.9	12.6
Corporate Debt	1,220.7	5.8	–	–	1,220.7	5.8
Residential Mortgage-Backed	.5	1.5	313.5	124.2	314.0	125.7
Other Asset-Backed	222.1	.5	570.1	2.5	792.2	3.0
Auction Rate	7.0	.2	–	–	7.0	.2
Other	4.1	2.7	34.0	9.1	38.1	11.8

Total	$2,272.7	$13.9	$1,443.5	$145.8	$3,716.2	$159.7

Credit Related Impairment Losses Recognized in Earnings on Other Than Temporarily Impaired Securities

The table below provides information regarding total other-than-temporarily impaired securities, including noncredit-related amounts recognized in other comprehensive income as well as net impairment losses recognized in earnings for the years ended December 31, 2010 and 2009.

	DECEMBER 31,
(In Millions)	2010	2009
Changes in Other-Than-Temporary Impairment Losses*	$(.8)	$(93.4)
Noncredit-related Losses Recorded in / (Reclassified from) OCI**	(20.4)	66.7

Net Impairment Losses Recognized in Earnings	(21.2)	(26.7)

* For initial other-than-temporary impairments in the respective period, the balance includes the excess of the amortized cost over the fair value of the impaired securities. For subsequent impairments of the same security, the balance includes any additional changes in fair value of the security subsequent to its most recently recorded OTTI.

** For initial other-than-temporary impairments in the respective period, the balance includes the portion of the excess of amortized cost over the fair value of the impaired securities that was recorded in OCI. For subsequent impairments of the same security, the balance includes additional changes in OCI for that security subsequent to its most recently recorded OTTI.

Credit-Related Losses Recognized in Earnings on Debt Securities Other-Than-Temporarily Impaired

Provided in the table below are the cumulative credit-related losses recognized in earnings on debt securities other-than-temporarily impaired.

	PERIOD ENDED DECEMBER 31,
( $ In Millions)	2010	2009
Cumulative Credit-Related Losses on Securities – Beginning of Period*	$73.0	$46.3
Plus: Losses on Newly Identified Impairments	3.3	20.2
Additional Losses on Previously Identified Impairments	17.9	6.5

Cumulative Credit-Related Losses on Securities – End of Period	$94.2	$73.0

* Beginning of period for 2009 was April 1, 2009, consistent with the effective date of FSP FAS115-2.

Available For Sale Debt Securities Held for Which Other-Than-Temporary-Impairment Loss Had been Recognized In the Year or Previously

The table below provides information regarding available-for-sale debt securities held as of December 31, 2010 and 2009, for which an other-than-temporary impairment loss had been recognized in the year presented or previously.

	DECEMBER 31,
(In Millions)	2010	2009
Fair Value	$79.9	$78.7
Amortized Cost Basis	113.3	145.1

Noncredit-related (Losses) Recognized in OCI	(33.4)	(66.4)
Tax Effect	12.2	24.4

Amount Recorded in OCI	$(21.2)	$(42.0)

Securities Purchased Under Agreements to Resell and Securities Sold Under Agreements to Repurchase (Tables)	12 Months Ended
Dec. 31, 2010
Securities Purchased Under Agreements to Resell

SECURITIES PURCHASED UNDER AGREEMENTS TO RESELL	DECEMBER 31
( $ In Millions)	2010	2009
Balance at December 31	$152.1	$227.4
Average Balance During the Year	277.3	311.5
Average Interest Rate Earned During the Year	.17%	.15%
Maximum Month-End Balance During the Year	578.0	579.7

Securities Sold Under Agreements to Repurchase

SECURITIES PURCHASED UNDER AGREEMENTS TO RESELL	DECEMBER 31
( $ In Millions)	2010	2009
Balance at December 31	$152.1	$227.4
Average Balance During the Year	277.3	311.5
Average Interest Rate Earned During the Year	.17%	.15%
Maximum Month-End Balance During the Year	578.0	579.7

SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE	DECEMBER 31
( $ In Millions)	2010	2009
Balance at December 31	$954.4	$1,037.5
Average Balance During the Year	626.8	737.7
Average Interest Rate Paid During the Year	.17%	.16%
Maximum Month-End Balance During the Year	954.4	1,037.5

Loans and Leases (Tables)	12 Months Ended
Dec. 31, 2010
Amounts Outstanding for Loans and Leases by Segment and Class

Amounts outstanding for loans and leases, by segment and class, are shown below.

	DECEMBER 31
(In Millions)	2010	2009
Commercial
Commercial and Institutional	$5,914.5	$6,312.1
Commercial Real Estate	3,242.4	3,213.2
Lease Financing, net	1,063.7	1,004.4
Non-U.S.	1,046.2	728.5
Other	346.6	457.5

Total Commercial	11,613.4	11,715.7

Personal
Residential Real Estate	10,854.9	10,807.7
Private Client	5,423.7	5,004.4
Other	240.0	277.9

Total Personal	16,518.6	16,090.0

Total Loans and Leases	$28,132.0	$27,805.7
Reserve for Credit Losses Assigned to Loans and Leases	(319.6)	(309.2)

Net Loans and Leases	$27,812.4	$27,496.5

Components of Net Investments in Direct Finance and Leverage Leases

The components of the net investment in direct finance and leveraged leases are as follows:

	DECEMBER 31
(In Millions)	2010	2009
Direct Finance Leases:
Lease Receivable	$148.4	$133.9
Residual Value	176.1	138.7
Initial Direct Costs	1.8	1.0
Unearned Income	(44.9)	(38.9)

Investment in Direct Finance Leases	$281.4	$234.7

Leveraged Leases:
Net Rental Receivable	353.0	356.6
Residual Value	743.8	743.4
Unearned Income	(314.5)	(330.3)

Investment in Leveraged Leases	$782.3	$769.7

Lease Financing, net	$1,063.7	$1,004.4

Future Minimum Lease Payments to be Received

The following schedule reflects the future minimum lease payments to be received over the next five years under direct finance leases:

(In Millions)	FUTURE MINIMUM LEASE PAYMENTS
2011	$34.8
2012	27.2
2013	21.2
2014	17.6
2015	13.8

Borrower Ratings for Each Class of Financing Receivable

December 31, 2010 loan and lease segment and class balances are provided below, segregated by borrower ratings into below average risk, average risk, and watch list categories.

(In Millions)	BELOW AVERAGE RISK	AVERAGE RISK	WATCH LIST	TOTAL
Commercial
Commercial and Institutional	$2,821.5	$2,849.8	$243.2	$5,914.5
Commercial Real Estate	1,232.8	1,594.3	415.3	3,242.4
Lease Financing, net	571.6	473.0	19.1	1,063.7
Non-U.S.	430.0	596.5	19.7	1,046.2
Other	209.5	137.1	–	346.6

Total Commercial	5,265.4	5,650.7	697.3	11,613.4

Personal
Residential Real Estate	2,896.0	7,586.9	372.0	$10,854.9
Private Client	3,326.5	2,064.1	33.1	5,423.7
Other	78.1	161.9	–	240.0

Total Personal	6,300.6	9,812.9	405.1	16,518.6

Total Loans and Leases	$11,566.0	$15,463.6	$1,102.4	$28,132.0

Past Due Status of The Recorded Investment in Financing Receivables by Class and by Segment

The following tables provide balances and delinquency status of performing and nonperforming loans and leases by segment and class, as well as the total other real estate owned and nonperforming asset balances, as of December 31, 2010 and 2009.

(In Millions)	30 – 59 DAYS PAST DUE	60 – 89 DAYS PAST DUE	90 DAYS OR MORE PAST DUE	CURRENT	TOTAL PERFORMING	NONPERFORMING	TOTAL LOANS AND LEASES
DECEMBER 31, 2010
Commercial
Commercial and Institutional	$16.3	$8.2	$.8	$5,831.2	$5,856.5	$58.0	$5,914.5
Commercial Real Estate	24.2	15.7	9.4	3,076.7	3,126.0	116.4	3,242.4
Lease Financing, net	–	–	–	1,063.7	1,063.7	–	1,063.7
Non-U.S.	–	–	–	1,046.2	1,046.2	–	1,046.2
Other	–	–	–	346.6	346.6	–	346.6

Total Commercial	40.5	23.9	10.2	11,364.4	11,439.0	174.4	11,613.4

Personal
Residential Real Estate	76.1	17.2	.9	10,607.4	10,701.6	153.3	10,854.9
Private Client	35.7	13.0	1.9	5,367.8	5,418.4	5.3	5,423.7
Other	–	–	–	240.0	240.0	–	240.0

Total Personal	111.8	30.2	2.8	16,215.2	16,360.0	158.6	16,518.6

Total Loans and Leases	$152.3	$54.1	$13.0	$27,579.6	$27,799.0	$333.0	$28,132.0

				Total Other Real Estate Owned		$45.5

				Total Nonperforming Assets		$378.5

(In Millions)	30 – 59 DAYS PAST DUE	60 – 89 DAYS PAST DUE	90 DAYS OR MORE PAST DUE	CURRENT	TOTAL PERFORMING	NONPERFORMING	TOTAL LOANS AND LEASES
DECEMBER 31, 2009
Commercial
Commercial and Institutional	$73.3	$50.0	$6.9	$6,133.4	$6,263.6	$48.5	$6,312.1
Commercial Real Estate	40.2	5.2	3.4	3,055.1	3,103.9	109.3	3,213.2
Lease Financing, net	–	–	–	1,004.4	1,004.4	–	1,004.4
Non-U.S.	–	–	–	728.5	728.5	–	728.5
Other	–	–	–	457.5	457.5	–	457.5

Total Commercial	113.5	55.2	10.3	11,378.9	11,557.9	157.8	11,715.7

Personal
Residential Real Estate	85.5	23.0	1.6	10,580.7	10,690.8	116.9	10,807.7
Private Client	43.5	16.3	3.2	4,937.6	5,000.6	3.8	5,004.4
Other	–	–	–	277.9	277.9		277.9

Total Personal	129.0	39.3	4.8	15,796.2	15,969.3	120.7	16,090.0

Total Loans and Leases	$242.5	$94.5	$15.1	$27,175.1	$27,527.2	$278.5	$27,805.7

				Total Other Real Estate Owned		$29.6

				Total Nonperforming Assets		$308.1

Impaired Loans by Segment and Class

The following tables provide information related to impaired loans by segment and class as of December 31, 2010 and 2009.

(In Millions)	RECORDED INVESTMENT	UNPAID PRINCIPAL BALANCE	SPECIFIC RESERVE
DECEMBER 31, 2010
With no related specific reserve:
Commercial and Institutional	$17.9	$26.1	$–
Commercial Real Estate	43.7	62.4	–
Residential Real Estate	111.9	138.1	–
Private Client	3.7	3.9	–

With a related specific reserve:
Commercial and Institutional	41.7	47.8	19.8
Commercial Real Estate	77.2	88.9	29.5
Residential Real Estate	5.1	5.1	2.4

Total:
Commercial	180.5	225.2	49.3
Personal	120.7	147.1	2.4

Total	$301.2	$372.3	$51.7

DECEMBER 31, 2009
With no related specific reserve:
Commercial and Institutional	$23.4	$26.4	$–
Commercial Real Estate	41.3	58.6	–
Residential Real Estate	70.4	73.3	–
Private Client	2.5	2.5	–

With a related specific reserve:
Commercial and Institutional	24.8	29.0	12.1
Commercial Real Estate	67.2	79.4	30.6
Residential Real Estate	1.7	1.9	.8
Private Client	.8	.8	.3

Total:
Commercial	156.7	193.4	42.7
Personal	75.4	78.5	1.1

Total	$232.1	$271.9	$43.8

Reserve for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2010
Changes in the Reserve for Credit Losses

Changes in the reserve for credit losses were as follows:

(In Millions)	2010	2009	2008
Balance at Beginning of Year	$340.6	$251.1	$160.2
Charge-Offs	(150.1)	(132.3)	(25.7)
Recoveries	6.9	6.5	2.5

Net Charge-Offs	(143.2)	(125.8)	(23.2)
Provision for Credit Losses	160.0	215.0	115.0
Effect of Foreign Exchange Rates	(.1)	.3	(.9)

Balance at End of Year	$357.3	$340.6	$251.1

Reserve for Credit Losses Assigned to:
Loans and Leases	$319.6	$309.2	$229.1
Unfunded Commitments and Standby Letters of Credit	37.7	31.4	22.0

Total Reserve for Credit Losses	$357.3	$340.6	$251.1

Changes in the Reserve for Credit Losses by Portfolio Segment

The following tables provide information regarding the balances of the reserve for credit losses and recorded investments in loans and leases by segment as of December 31, 2010 and 2009.

(In Millions)	COMMERCIAL	PERSONAL	TOTAL
DECEMBER 31, 2010
Loans and Leases:
Specifically Evaluated for Impairment	$180.5	$120.7	$301.2
Evaluated for Inherent Impairment	11,432.9	16,397.9	27,830.8

Total Loans and Leases	11,613.4	16,518.6	28,132.0

Reserve for Credit Losses on Credit Exposures:
Specifically Evaluated for Impairment	49.3	2.4	51.7
Evaluated for Inherent Impairment	171.4	96.5	267.9

Reserve assigned to loans and leases	220.7	98.9	319.6
Reserve assigned to unfunded commitments and standby letters of credit	36.0	1.7	37.7

Total Reserve for Credit Losses	$256.7	$100.6	$357.3
(In Millions)	COMMERCIAL	PERSONAL	TOTAL
DECEMBER 31, 2009
Loans and Leases:
Specifically Evaluated for Impairment	$156.7	$75.4	$232.1
Evaluated for Inherent Impairment	11,559.0	16,014.6	27,573.6

Total Loans and Leases	11,715.7	16,090.0	27,805.7

Reserve for Credit Losses on Credit Exposures:
Specifically Evaluated for Impairment	42.7	1.1	$43.8
Evaluated for Inherent Impairment	180.2	85.2	265.4

Reserve assigned to loans and leases	222.9	86.3	309.2
Reserve assigned to unfunded commitments and standby letters of credit	29.3	2.1	31.4

Total Reserve for Credit Losses	$252.2	$88.4	$340.6

Concentrations of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2010
Commercial Real Estate Loan Types

The table below provides additional detail regarding commercial real estate loan types:

(In Millions)	2010	2009
Commercial Mortgages:
Office	$605.3	$592.7
Apartment/ Multi-family	572.4	521.6
Retail	517.8	453.1
Industrial/ Warehouse	383.7	378.1
Other	193.7	119.7

Total Commercial Mortgages	2,272.9	2,065.2

Construction, Acquisition and Development Loans	591.8	678.2
Single Family Investment	246.8	272.5
Other Commercial Real Estate Related	130.9	197.3

Total Commercial Real Estate Loans	$3,242.4	3,213.2

Buildings and Equipment (Tables)	12 Months Ended
Dec. 31, 2010
Buildings and Equipment

A summary of buildings and equipment is presented below.

	DECEMBER 31, 2010
(In Millions)	ORIGINAL COST	ACCUMULATED DEPRECIATION	NET BOOK VALUE
Land and Improvements	$33.5	$.6	$32.9
Buildings	201.0	70.6	130.4
Equipment	342.0	160.0	182.0
Leasehold Improvements	218.6	99.4	119.2
Buildings Leased under Capital Leases	83.9	43.9	40.0

Total Buildings and Equipment	$879.0	$374.5	$504.5

	DECEMBER 31, 2009
(In Millions)	ORIGINAL COST	ACCUMULATED DEPRECIATION	NET BOOK VALUE
Land and Improvements	$41.7	$.8	$40.9
Buildings	256.8	87.7	169.1
Equipment	359.0	185.6	173.4
Leasehold Improvements	205.8	88.3	117.5
Buildings Leased under Capital Leases	83.9	41.3	42.6

Total Buildings and Equipment	$947.2	$403.7	$543.5

Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2010
Future Minimum Lease Payments for Non-cancelable Operating Leases

Minimum annual lease commitments as of December 31, 2010 for all non-cancelable operating leases with a term of 1 year or more are as follows:

(In Millions)	FUTURE MINIMUM LEASE PAYMENTS
2011	$73.7
2012	74.0
2013	68.5
2014	62.1
2015	55.8
Later Years	389.5

Total Minimum Lease Payments	$723.6

Future Minimum Lease Payments for Capital Leases

The following table reflects the future minimum lease payments required under capital leases, net of any payments received on the long-term financing, and the present value of net capital lease obligations at December 31, 2010.

(In Millions)	FUTURE MINIMUM LEASE PAYMENTS, NET
2011	$7.7
2012	7.9
2013	8.1
2014	8.4
2015	8.3
Later Years	31.0

Total Minimum Lease Payments, net	71.4
Less: Amount Representing Interest	23.3

Net Present Value under Capital Lease Obligations	$48.1

Goodwill and Other Intangibles (Tables)	12 Months Ended
Dec. 31, 2010
Changes in the Carrying Amount of Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2010 and 2009 were as follows:

(In Millions)	CORPORATE AND INSTITUTIONAL SERVICES	PERSONAL FINANCIAL SERVICES	TOTAL
Balance at December 31, 2008	$322.6	$66.8	$389.4
Other Changes *	12.1	.1	12.2

Balance at December 31, 2009	$334.7	$66.9	$401.6
Goodwill Acquired – Investment Management Company	–	4.6	4.6
Other Changes *	(5.2)	(.1)	(5.3)

Balance at December 31, 2010	$329.5	$71.4	$400.9

* Includes the effect of foreign exchange rates on non-U.S. dollar denominated goodwill.

Other Intangible Assets Subject to Amortization

The gross carrying amount and accumulated amortization of other intangible assets subject to amortization as of December 31, 2010 and 2009 were as follows:

OTHER INTANGIBLE ASSETS-SUBJECT TO AMORTIZATION*

	DECEMBER 31
(In Millions)	2010	2009
Gross Carrying Amount	$164.2	$157.0
Accumulated Amortization	111.0	96.3

Net Book Value	$53.2	$60.7

* Includes the effect of foreign exchange rates on non-U.S. dollar denominated intangible assets.

Senior Notes and Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2010
Summary of Senior Notes Outstanding

Senior Notes. A summary of senior notes outstanding at December 31 is presented below.

( $ In Millions)	RATE	2010	2009
Corporation-Senior Notes (a) (d)
Fixed Rate Due Aug. 2011 (f)	5.30%	$249.9	$249.7
Fixed Rate Due Nov. 2012 (g) (k)	5.20	214.6	215.3
Fixed Rate Due Aug. 2013 (h) (k)	5.50	432.2	425.5
Fixed Rate Due May 2014	4.63	500.0	500.0
Fixed Rate Due Nov. 2020 (j)	3.45	499.4	–
Bank-Senior Note (a) (b) (d)
Floating Rate – Sterling Denominated Due March 2010	.71	–	161.3

Total Senior Notes		$1,896.1	$1,551.8

Summary of Long Term Debt Outstanding

Long-Term Debt. A summary of long-term debt outstanding at December 31 is presented below.

( $ In Millions)	2010	2009
Bank-Subordinated Debt (a) (d)
6.30% Notes due March 2011 (b)	$150.0	$150.0
4.60% Notes due Feb. 2013 (b)	200.0	200.0
5.85% Notes due Nov. 2017 (b) (k)	229.5	219.5
6.50% Notes due Aug. 2018 (b) (i) (k)	337.6	321.7
5.375% Sterling Denominated Notes due March 2015 (e)	231.6	241.3

Total Bank-Subordinated Debt	1,148.7	1,132.5
Federal Home Loan Bank Borrowings
One Year or Less (Average Rate at Year End – 4.18% in 2010; 6.53% in 2009)	426.4	165.0
One to Three Years (Average Rate at Year End – 4.46% in 2010 and 2009)	870.0	1,096.4
Three to Five Years (Average Rate at Year End – 4.40% in 2010; 4.08% in 2009)	135.0	335.0
Five to Ten Years (Average Rate at Year End – 6.38% in 2010 and 2009)	101.1	101.1

Total Federal Home Loan Bank Borrowings	1,532.5	1,697.5
Capital Lease Obligations (c)	48.1	7.8

Total Long-Term Debt	$2,729.3	$2,837.8

Long-Term Debt Qualifying as Risk-Based Capital	$765.8	$892.0

(a) Not redeemable prior to maturity.

(b) Under the terms of its current Offering Circular dated October 29, 2010, the Bank has the ability to offer from time to time its senior bank notes in an aggregate principal amount of up to  $4.5 billion at any one time outstanding and up to an additional  $1.0 billion of subordinated notes. Each senior note will mature from 30 days to fifteen years, and each subordinated note will mature from five years to fifteen years, following its date of original issuance. Each note will mature on such date as selected by the initial purchaser and agreed to by the Bank.

(c) Refer to Note 9.

(d) Debt issue costs are recorded as an asset and amortized on a straight-line basis over the life of the Note.

(e) Notes issued at a discount of .484%.

(f) Notes issued at a discount of .035%.

(g) Notes issued at a discount of .044%.

(h) Notes issued at a discount of .09%.

(i) Notes issued at a discount of .02%

(j) Notes issued at a discount of .117%

(k) Interest-rate swap contracts were entered into to modify the interest expense on these senior and subordinated notes from fixed rates to floating rates. The swaps are recorded as fair value hedges and at December 31, 2010, increases in the carrying values of the senior and subordinated notes outstanding of  $47.8 million and  $67.4 million, respectively, were recorded. As of December 31, 2009, increases in the carrying values of senior and subordinated notes outstanding of  $42.1 million and  $41.7 million, respectively, were recorded.

Floating Rate Capital Debt (Tables)	12 Months Ended
Dec. 31, 2010
Summary of the Book Values of the Outstanding Subordinated Debentures

The following table summarizes the book values of the outstanding Subordinated Debentures as of December 31, 2010 and 2009:

	DECEMBER 31
(In Millions)	2010	2009
NTC Capital I Subordinated Debentures due January 15, 2027	$153.8	$153.8
NTC Capital II Subordinated Debentures due April 15, 2027	123.1	123.0

Total Subordinated Debentures	$276.9	$276.8

Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2010
Changes in the Number of Shares of Common Stock Outstanding

An analysis of changes in the number of shares of common stock outstanding follows:

	2010	2009	2008
Balance at January 1	241,679,942	223,263,132	220,608,834
Common Stock Issuance	–	17,250,000	–
Incentive Plan and Awards	300,376	479,359	296,621
Stock Options Exercised	419,846	938,249	3,450,608
Treasury Stock Purchased	(131,261)	(250,798)	(1,092,931)

Balance at December 31	242,268,903	241,679,942	223,263,132

Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2010
Components of Accumulated Other Comprehensive Income

The following table summarizes the components of accumulated other comprehensive income (loss) at December 31, 2010, 2009, and 2008, and changes during the years then ended.

	PERIOD CHANGE
(In Millions)	BEGINNING BALANCE (NET OF TAX)	BEFORE TAX AMOUNT	TAX EFFECT	ENDING BALANCE (NET OF TAX)
DECEMBER 31, 2010
Noncredit-Related Unrealized Losses on Securities OTTI	$(42.0)	$33.0	$(12.2)	$(21.2)
Other Unrealized Gains (Losses) on Securities Available for Sale, net	.3	(8.8)	3.4	(5.1)
Reclassification Adjustments	–	20.2	(7.4)	12.8

Net Unrealized Gains (Losses) on Securities Available for Sale	(41.7)	44.4	(16.2)	(13.5)
Unrealized Gains (Losses) on Cash Flow Hedge Designations	(26.2)	46.7	(17.1)	3.4
Reclassification Adjustments	–	12.6	(4.6)	8.0

Net Unrealized Gains (Losses) on Cash Flow Hedge Designations	(26.2)	59.3	(21.7)	11.4
Foreign Currency Translation Adjustments	11.3	4.0	(22.3)	(7.0)
Pension and Other Postretirement Benefit Adjustments
Net Actuarial (Loss) Gain	(310.5)	12.1	(1.1)	(299.5)
Prior Service (Cost) Benefit	5.5	(3.5)	1.3	3.3

Total Pension and Other Postretirement Benefit Adjustments	(305.0)	8.6	.2	(296.2)

Accumulated Other Comprehensive Income (Loss)	$(361.6)	$116.3	$(60.0)	$(305.3)

DECEMBER 31, 2009
Cumulative Effect of Applying FSP FAS 115-2 (ASC 320-10)	$–	$(15.0)	$5.5	$(9.5)
Noncredit-Related Unrealized Losses on Securities OTTI	–	(66.4)	24.4	(42.0)
Other Unrealized Gains (Losses) on Securities Available for Sale, net	(212.9)	374.7	(137.5)	24.3
Reclassification Adjustments	–	(22.9)	8.4	(14.5)

Net Unrealized Gains (Losses) on Securities Available for Sale	(212.9)	270.4	(99.2)	(41.7)
Unrealized Gains (Losses) on Cash Flow Hedge Designations	(20.7)	8.2	(3.0)	(15.5)
Reclassification Adjustments	–	(16.9)	6.2	(10.7)

Net Unrealized Gains (Losses) on Cash Flow Hedge Designations	(20.7)	(8.7)	3.2	(26.2)
Foreign Currency Translation Adjustments	12.8	(38.1)	36.6	11.3
Pension and Other Postretirement Benefit Adjustments
Net Actuarial (Loss) Gain	(266.5)	(46.1)	2.1	(310.5)
Prior Service (Cost) Benefit	(6.4)	18.6	(6.7)	5.5
Transition Obligation	(1.2)	1.9	(.7)	–

Total Pension and Other Postretirement Benefit Adjustments	(274.1)	(25.6)	(5.3)	(305.0)

Accumulated Other Comprehensive Income (Loss)	$(494.9)	$198.0	$(64.7)	$(361.6)

DECEMBER 31, 2008
Unrealized Gains (Losses) on Securities Available for Sale	$(28.7)	$(348.9)	$129.1	$(248.5)
Reclassification Adjustments	–	56.3	(20.7)	35.6

Net Unrealized Gains (Losses) on Securities Available for Sale	(28.7)	(292.6)	108.4	(212.9)
Unrealized Gains (Losses) on Cash Flow Hedge Designations	(3.0)	(9.7)	3.6	(9.1)
Reclassification Adjustments	–	(18.5)	6.9	(11.6)

Net Unrealized Gains (Losses) on Cash Flow Hedge Designations	(3.0)	(28.2)	10.5	(20.7)
Foreign Currency Translation Adjustments	21.2	91.9	(100.3)	12.8
Pension and Other Postretirement Benefit Adjustments
Net Actuarial (Loss) Gain	(71.0)	(310.1)	114.6	(266.5)
Prior Service Cost	(7.1)	1.4	(.7)	(6.4)
Transition Obligation	(1.7)	.8	(.3)	(1.2)

Total Pension and Other Postretirement Benefit Adjustments	(79.8)	(307.9)	113.6	(274.1)

Accumulated Other Comprehensive Income (Loss)	$(90.3)	$(536.8)	$132.2	$(494.9)

Net Income Per Common Share (Tables)	12 Months Ended
Dec. 31, 2010
Net Income Per Common Share Computations

The computations of net income per common share are presented below.

(In Millions Except Share Information)	2010	2009	2008
Basic Net Income Per Common Share
Average Number of Common Shares Outstanding	242,028,776	235,511,879	221,446,382
Net Income	$669.5	$864.2	$794.8
Less: Dividends on Preferred Stock	–	(111.1)	(12.0)

Net Income Applicable to Common Stock	$669.5	753.1	782.8
Less: Earnings Allocated to Participating Securities	5.6	5.3	6.3

Earnings Allocated to Common Shares Outstanding	663.9	747.8	776.5
Basic Net Income Per Common Share	2.74	3.18	3.51

Diluted Net Income Per Common Share
Average Number of Common Shares Outstanding	242,028,776	235,511,879	221,446,382
Plus Stock Option Dilution	473,755	904,150	2,607,048

Average Common and Potential Common Shares	242,502,531	236,416,029	224,053,430

Earnings Allocated to Common and Potential Common Shares	$663.9	$747.8	$776.5
Diluted Net Income Per Common Share	2.74	3.16	3.47

Net Interest Income (Tables)	12 Months Ended
Dec. 31, 2010
Net Interest Income

The components of net interest income were as follows:

(In Millions)	2010	2009	2008
Interest Income
Loans and Leases	$932.6	$942.2	$1,187.2
Securities – Taxable	186.0	208.4	320.7
– Non-Taxable	29.5	33.5	35.9
Time Deposits with Banks	134.6	209.6	888.2
Federal Reserve Deposits and Other	14.0	12.3	46.5

Total Interest Income	$1,296.7	1,406.0	2,478.5

Interest Expense
Deposits	$201.0	207.0	1,116.0
Federal Funds Purchased	4.8	5.7	32.2
Securities Sold under Agreements to Repurchase	1.0	1.1	22.7
Other Borrowings	5.4	4.2	22.5
Senior Notes	48.6	44.0	44.3
Long-Term Debt	114.8	139.9	150.1
Floating Rate Capital Debt	2.4	4.3	11.6

Total Interest Expense	378.0	406.2	1,399.4

Net Interest Income	$918.7	$999.8	$1,079.1

Other Operating Income (Tables)	12 Months Ended
Dec. 31, 2010
Total Other Operating Income

The components of other operating income were as follows:

(In Millions)	2010	2009	2008
Loan Service Fees	$60.3	$52.1	$30.0
Banking Service Fees	57.3	53.1	39.4
Non-Trading Foreign Exchange Gains (Losses), net	(2.8)	(1.4)	36.1
Credit Default Swap Gains (Losses), net	(1.7)	(4.6)	35.4
Other Income	33.2	37.6	46.0

Total Other Operating Income	$146.3	$136.8	$186.9

Other Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2010
Other Operating Expenses

The components of other operating expenses were as follows:

(In Millions)	2010	2009	2008
Business Promotion	$81.0	$66.6	$87.8
FDIC Insurance Premiums	33.9	54.1	5.6
Staff Related	37.4	31.3	38.1
Other Intangibles Amortization	14.4	16.2	17.8
Capital Support Agreements	–	(109.3)	314.1
Securities Lending Client Support	–	–	167.6
Auction Rate Securities Purchase Program	–	–	54.6
Other Expenses	103.3	77.4	100.7

Total Other Operating Expenses	$270.0	$136.3	$786.3

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2010
Reconciling the Total Provision for Income Taxes with Amounts Computed at Federal Tax Rate of 35%

The following table reconciles the total provision for income taxes recorded in the consolidated statement of income with the amounts computed at the statutory federal tax rate of 35%.

(In Millions)	2010	2009	2008
Tax at Statutory Rate	$346.4	$439.3	$446.5
Tax Exempt Income	(10.8)	(11.9)	(12.4)
Leveraged Lease Adjustments	(.8)	(4.8)	61.3
Foreign Tax Rate Differential	(20.1)	(20.9)	(47.8)
State Taxes, net	17.3	9.8	18.3
Other	(11.7)	(20.5)	15.0

Provision for Income Taxes	$320.3	$391.0	$480.9

Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefit

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(In Millions)	2010	2009
Balance at January 1	$88.9	$334.9
Additions for Tax Positions Taken in Current Year	.2	–
Additions for Tax Positions Taken in Prior Years	7.1	.6
Reductions for Tax Positions Taken in Prior Years	(6.0)	(246.1)
Reductions Resulting from Expiration of Statutes	(.3)	(.5)

Balance at December 31	$89.9	$88.9

Components of the Consolidated Provision for Income Taxes

The components of the consolidated provision for income taxes for each of the three years ended December 31 are as follows:

(In Millions)	2010	2009	2008
Current Tax Provision:
Federal	$220.0	$124.6	$528.8
State	21.8	(7.1)	43.0
Non-U.S.	66.4	89.7	100.0

Total	308.2	207.2	671.8

Deferred Tax Provision:
Federal	6.2	162.9	(185.2)
State	5.2	24.1	(5.7)
Non-U.S.	.7	(3.2)	–

Total	12.1	183.8	(190.9)

Provision for Income Taxes	$320.3	$391.0	$480.9

Tax Charges (Benefits) Recorded Directly to Stockholders' Equity

In addition to the amounts shown above, tax charges (benefits) have been recorded directly to stockholders’ equity for the following items:

(In Millions)	2010	2009	2008
Current Tax Benefit for Employee Stock Options and Other Stock-Based Plans	$(1.2)	$(4.2)	$(35.0)
Tax Effect of Other Comprehensive Income	60.0	64.7	(132.2)

Deferred Tax Liabilities and Assets

Deferred tax liabilities and assets have been computed as follows:

	DECEMBER 31
(In Millions)	2010	2009	2008
Deferred Tax Liabilities:
Lease Financing	$382.4	$404.6	$424.1
Software Development	197.2	180.8	163.8
Accumulated Depreciation	40.7	16.1	14.3
Compensation and Benefits	23.3	9.7	–
State Taxes, net	41.7	34.2	19.2
Other Liabilities	41.1	37.1	47.1

Gross Deferred Tax Liabilities	726.4	682.5	668.5

Deferred Tax Assets:
Reserve for Credit Losses	124.7	118.5	86.4
Compensation and Benefits	–	–	71.0
Capital Support Agreements	–	–	109.9
Visa Indemnification	8.1	19.7	25.9
Other Assets	51.3	74.1	153.6

Gross Deferred Tax Assets	184.1	212.3	446.8

Valuation Reserve	–	–	–
Deferred Tax Assets, net of Valuation Reserve	184.1	212.3	446.8

Net Deferred Tax Liabilities	$542.3	$470.2	$221.7

Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2010
Plan Status of the U.S. Plan, Non-U.S. Plans, and Supplemental Plan

PLAN STATUS

	U.S. PLAN		NON-U.S. PLANS		SUPPLEMENTAL PLAN
( $ In Millions)	2010	2009	2010	2009	2010	2009
Accumulated Benefit Obligation	$659.0	$554.0	$116.1	$100.9	$79.6	$74.5

Projected Benefit	762.9	642.0	116.1	134.4	86.9	85.9
Plan Assets at Fair Value	982.1	821.9	122.2	113.7	–	–

Funded Status at December 31	$219.2	$179.9	$6.1	$(20.7)	$(86.9)	$(85.9)

Weighted-Average Assumptions:
Discount Rates	5.50%	6.00%	5.58%	6.05%	5.50%	6.00%
Rate of Increase in Compensation Level	4.02	4.02	N/A	4.31	4.02	4.02
Expected Long-Term Rate of Return on Assets	8.00	8.00	6.27	6.60	N/A	N/A

Amounts Included in Accumulated Other Comprehensive Income of the U.S. Plan, Non-U.S. Plans, and Supplemental Plan

AMOUNTS INCLUDED IN ACCUMULATED OTHER COMPREHENSIVE INCOME

	U.S. PLAN		NON-U.S. PLANS		SUPPLEMENTAL PLAN
(In Millions)	2010	2009	2010	2009	2010	2009
Net Actuarial Loss	$382.1	$375.0	$16.3	$31.8	$56.5	$57.3
Prior Service Cost	6.5	8.1	–	–	1.3	1.5

Gross Amount in Accumulated Other Comprehensive Income	388.6	383.1	16.3	31.8	57.8	58.8
Income Tax Effect	142.6	141.6	2.8	5.0	21.1	20.1

Net Amount in Accumulated Other Comprehensive Income	$246.0	$241.5	$13.5	$26.8	$36.7	$38.7

Net Periodic Pension Expense of the U.S. Plan, Non-U.S. Plans, and Supplemental Plan

NET PERIODIC PENSION EXPENSE

	U.S. PLAN			NON-U.S. PLANS			SUPPLEMENTAL PLAN
( $ In Millions)	2010	2009	2008	2010	2009	2008	2010	2009	2008
Service Cost	$37.9	$33.1	$29.6	$1.8	$3.8	$4.4	$3.2	$2.6	$1.9
Interest Cost	36.9	33.4	30.9	6.9	6.7	6.8	4.8	3.9	3.5
Expected Return on Plan Assets	(73.2)	(59.7)	(57.5)	(8.3)	(8.1)	(9.3)	N/A	N/A	N/A
Gain on Plan Curtailment	–	–	–	(2.2)	–	–	–	–	–
Amortization:
Net Loss	20.0	12.2	8.2	.5	1.3	.3	6.0	3.9	2.5
Prior Service Cost	1.6	1.2	1.3	–	–	–	.1	(.1)	–

Net Periodic Pension Expense (Benefit)	$23.2	$20.2	$12.5	$(1.3)	$3.7	$2.2	$14.1	$10.3	$7.9

Weighted-Average Assumptions:
Discount Rates	6.00%	6.25%	6.25%	6.05%	5.80%	5.71%	6.00%	6.25%	6.25%
Rate of Increase in Compensation Level	4.02	4.02	4.02	4.31	4.15	4.61	4.02	4.02	4.02
Expected Long-Term Rate of Return on Assets	8.00	8.00	8.25	6.60	6.66	7.25	N/A	N/A	N/A

Change in Pension Benefit Obligation

CHANGE IN BENEFIT OBLIGATION

	U.S. PLAN		NON-U.S. PLANS		SUPPLEMENTAL PLAN
(In Millions)	2010	2009	2010	2009	2010	2009
Beginning Balance	$642.0	$558.8	$134.4	$91.0	$85.9	$68.5
Service Cost	37.9	33.1	1.8	3.8	3.2	2.6
Interest Cost	36.9	33.4	6.9	6.7	4.8	3.9
Actuarial Loss (Gain)	80.7	68.5	(2.1)	29.4	5.0	22.4
Plan Curtailment	–	–	(11.4)	–	–	–
Benefits Paid	(34.6)	(51.8)	(5.9)	(4.3)	(12.0)	(11.5)
Foreign Exchange Rate Changes	–	–	(7.6)	7.8	–	–

Ending Balance	$762.9	$642.0	$116.1	$134.4	$86.9	$85.9

Estimated Future Benefit Payments

ESTIMATED FUTURE BENEFIT PAYMENTS

(In Millions)	U.S. PLAN	NON-U.S. PLANS	SUPPLEMENTAL PLAN
2011	$54.8	$1.7	$15.0
2012	58.8	2.0	15.2
2013	65.3	2.4	15.6
2014	67.0	2.2	8.2
2015	72.5	2.7	7.4
2016-2020	403.7	17.5	39.1

Change in Plan Assets

CHANGE IN PLAN ASSETS

	U.S. PLAN		NON-U.S. PLANS
(In Millions)	2010	2009	2010	2009
Fair Value of Assets at Beginning of Period	$821.9	$586.2	$113.7	$87.9
Actual Return on Assets	126.8	112.5	9.3	17.8
Employer Contributions	68.0	175.0	10.4	4.2
Benefits Paid	(34.6)	(51.8)	(5.9)	(4.3)
Foreign Exchange Rate Changes	–	–	(5.3)	8.1

Fair Value of Assets at End of Period	$982.1	$821.9	$122.2	$113.7

Fair Values of U.S. Pension Plan Assets, by Major Asset Category, and Their Level within the Fair Value Hierarchy

The following table presents the fair values of Northern Trust’s U.S. pension plan assets, by major asset category, and their level within the fair value hierarchy defined by GAAP as of December 31, 2010 and 2009.

	DECEMBER 31, 2010
(In Millions)	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Equity Securities
U.S.	$185.2	$221.7	$–	$406.9
Non-U.S.	169.9	40.6	–	210.5
Fixed Income – U.S. Government	–	207.8	–	207.8
Alternative Investments
Private Equity Funds	–	–	33.5	33.5
Hedge Fund	–	–	29.7	29.7
Global Real Estate Fund	–	41.6	–	41.6
Commodity Linked Fund	39.3	–	–	39.3
Cash and Other	12.8	–	–	12.8

Total Assets at Fair Value	$407.2	$511.7	$63.2	$982.1

	DECEMBER 31, 2009
(In Millions)	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Equity Securities
U.S.	$98.6	$255.5	$–	$354.1
Non-U.S.	169.2	34.3	–	203.5
Fixed Income – U.S. Government	–	127.8	–	127.8
Alternative Investments
Private Equity Funds	–	–	28.8	28.8
Hedge Fund	–	–	28.7	28.7
Global Real Estate Fund	–	34.8	–	34.8
Commodity Linked Fund	36.5	–	–	36.5
Cash and Other	7.7	–	–	7.7

Total Assets at Fair Value	$312.0	$452.4	$57.5	$821.9

Change in Level 3 U.S. Pension Plan Assets

The following table presents the changes in Level 3 assets for the year ended December 31, 2010 and 2009.

	PRIVATE EQUITY FUNDS		HEDGE FUND
(In Millions)	2010	2009	2010	2009
Fair Value at January 1,	$28.8	$28.7	$28.7	$26.8
Actual Return on Plan Assets	2.9	(4.6)	1.0	1.9
Net Purchases, Sales, and Settlements	1.8	4.7	–	–

Fair Value at December 31,	$33.5	$28.8	$29.7	$28.7

Postretirement Health Care Plan Status

PLAN STATUS

(In Millions)	2010	2009
Accumulated Postretirement Benefit Obligation (APBO) at Measurement Date:
Retirees and Dependents	$29.4	$25.7
Actives Eligible for Benefits	14.9	15.0
Actives Not Yet Eligible	7.0	9.2

Net Postretirement Benefit Liability	$51.3	$49.9

Postretirement Health Care Amounts Included in Accumulated Other Comprehensive Income

AMOUNTS INCLUDED IN ACCUMULATED OTHER COMPREHENSIVE INCOME

(In Millions)	2010	2009
Net Actuarial Loss	$13.0	$15.6
Prior Service Benefit	(13.0)	(18.1)

Gross Amount in Accumulated Other Comprehensive Income	–	(2.5)
Income Tax Effect	–	(.5)

Net Amount in Accumulated Other Comprehensive Income	$–	$(2.0)

Net Periodic Postretirement Benefit Expense

NET PERIODIC POSTRETIREMENT BENEFIT EXPENSE

(In Millions)	2010	2009	2008
Service Cost	$.8	$1.7	$1.7
Interest Cost	2.8	3.7	3.9
Amortization
Net Loss	2.0	.5	1.1
Transition Obligation	–	.5	.6
Prior Service Benefit	(5.2)	(.1)	(.1)

Net Periodic Postretirement Benefit Expense	$.4	$6.3	$7.2

Postretirement Health Care Change in Accumulated Postretirement Benefit Obligation

CHANGE IN ACCUMULATED POSTRETIREMENT

BENEFIT OBLIGATION

(In Millions)	2010	2009
Beginning Balance	$49.9	$60.7
Service Cost	.8	1.7
Interest Cost	2.8	3.7
Actuarial Loss (Gain)	(.6)	5.6
Gross Benefits Paid	(2.1)	(3.0)
Medicare Subsidy	.5	.2
Plan Change	–	(19.0)

Ending Balance	$51.3	$49.9

Postretirement Health Care Estimated Future Benefit Payments

ESTIMATED FUTURE BENEFIT PAYMENTS

(In Millions)	TOTAL POSTRETIREMENT MEDICAL BENEFITS	EXPECTED PRESCRIPTION DRUG SUBSIDY AMOUNT
2011	$4.0	$(.6)
2012	4.3	(.7)
2013	4.5	(.8)
2014	4.7	(.9)
2015	4.8	(.9)
2016-2020	23.4	(6.3)

Health Care Cost Trend Rate Sensitivity Analysis

The health care cost trend rate assumption has an effect on the amounts reported. For example, increasing or decreasing the assumed health care trend rate by one percentage point in each year would have the following effect.

(In Millions)	1–PERCENTAGE POINT INCREASE	1–PERCENTAGE POINT DECREASE
Effect on Total Service and Interest Cost Components	$.1	$(.1)
Effect on Postretirement Benefit Obligation	2.4	(2.0)

Share-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2010
Compensation Expense for Share-Based Payment Arrangements and the Associated Tax Impacts

Total compensation expense for share-based payment arrangements was as follows:

	FOR THE YEAR ENDED DECEMBER 31,
(In Millions)	2010	2009	2008
Stock Options	$27.6	$27.9	$19.3
Stock and Stock Unit Awards	25.1	19.7	15.0
Performance Stock Units	—	(22.2)	8.3

Total Share-Based Compensation Expense	$52.7	$25.4	$42.6
Tax Benefits Recognized	$19.3	$9.3	$15.8

Weighted-average Assumptions Used for Options Granted

The weighted-average assumptions used for options granted during the years ended December 31 are as follows:

	2010	2009	2008
Expected Term (in Years)	7.4	6.8	6.3
Dividend Yield	4.38%	3.51%	2.48%
Expected Volatility	41.5	40.7	27.1
Risk Free Interest Rate	2.64	2.46	3.16

Stock Options Granted, Vested, and Exercised

The following table provides information about stock options granted, vested, and exercised in the years ended December 31.

(In Millions, Except Per Share Information)	2010	2009	2008
Weighted Average Grant-Date Per Share Fair Value of Stock Options Granted	$14.45	$16.94	$17.16
Fair Value of Stock Options Vested	26.7	18.4	20.1
Stock Options Exercised
Intrinsic Value	5.0	11.3	98.5
Cash Received	16.9	38.9	161.9
Tax Deduction Benefits Realized	1.7	3.6	27.9

Changes in Nonvested Stock Options

The following is a summary of changes in nonvested stock options for the year ended December 31, 2010.

NONVESTED SHARES	SHARES	WEIGHTED- AVERAGE GRANT-DATE FAIR VALUE PER SHARE
Nonvested at December 31, 2009	4,295,914	$16.89
Granted	2,134,234	14.45
Vested	(1,600,271)	16.68
Forfeited or Cancelled	(94,812)	15.45

Nonvested at December 31, 2010	4,735,065	$15.89

Stock Options under the Plan and the 1992 Plan

A summary of the status of stock options under the Plan and the 1992 Plan at December 31, 2010, and changes during the year then ended, are presented in the table below.

( $ In Millions Except Per Share Information)	SHARES	WEIGHTED AVERAGE EXERCISE PRICE PER SHARE	WEIGHTED AVERAGE REMAINING CONTRACTUAL TERM (YEARS)	AGGREGATE INTRINSIC VALUE
Options Outstanding, December 31, 2009	16,653,682	$55.47
Granted	2,134,234	50.97
Exercised	(419,846)	42.93
Forfeited, Expired or Cancelled	(1,960,716)	67.38

Options Outstanding, December 31, 2010	16,407,354	$53.78	4.9	$78.1

Options Exercisable, December 31, 2010	11,672,289	$52.68	3.4	$68.8

Status of Outstanding Stock and Stock Unit Awards under the Plan and the 1992 Plan

A summary of the status of outstanding stock and stock unit awards under the Plan and the 1992 Plan at December 31, 2010, and changes during the year then ended, is presented in the table below.

( $ In Millions)	NUMBER	AGGREGATE INTRINSIC VALUE
Stock and Stock Unit Awards Outstanding, December 31, 2009	1,301,442	$68.2
Granted	1,223,539
Distributed	(330,289)
Forfeited	(50,182)

Stock and Stock Unit Awards Outstanding, December 31, 2010	2,144,510	$118.8

Units Convertible, December 31, 2010	106,266	5.6

Summary of Nonvested Stock and Stock Unit Awards

The following is a summary of nonvested stock and stock unit awards at December 31, 2010, and changes during the year then ended.

NONVESTED STOCK AND STOCK UNITS	NUMBER	WEIGHTED AVERAGE GRANT-DATE FAIR VALUE PER UNIT	WEIGHTED AVERAGE REMAINING VESTING TERM (YEARS)
Nonvested at December 31, 2009	1,209,042	$58.54	2.2
Granted	1,223,539	50.67
Vested	(344,155)	55.37
Forfeited	(50,182)	56.12

Nonvested at December 31, 2010	2,038,244	$54.41	2.7

Status of Performance Stock Units Under the Plan

A summary of the status of performance stock units under the Plan at December 31, 2010, and changes during the year then ended, is presented in the table below.

( $ In Millions)	UNITS	WEIGHTED AVERAGE REMAINING VESTING TERM (YEARS)	AGGREGATE INTRINSIC VALUE
Units Outstanding, December 31, 2009	569,138
Granted	–
Converted	–
Forfeited	(3,335)
Cancelled	(306,314)

Units Outstanding, December 31, 2010	259,489	.1	14.4

Units Convertible, December 31, 2010	–	–	–

Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2010
Notional and Fair Value Amounts of Client-related and Trading Derivative Financial Instruments

The following table shows the notional amounts of client-related and trading derivative financial instruments. Notional amounts of derivative financial instruments do not represent credit risk, and are not recorded in the consolidated balance sheet. They are used merely to express the volume of this activity. Credit risk is limited to the positive fair value of the derivative instrument, which is significantly less than the notional amount.

	DECEMBER 31, 2010			DECEMBER 31, 2009
	NOTIONAL VALUE	FAIR VALUE		NOTIONAL VALUE	FAIR VALUE
(In Millions)		ASSET	LIABILITY		ASSET	LIABILITY
Foreign Exchange Contracts	$242,007.1	$5,747.9	$5,729.9	$173,159.1	$2,032.2	$2,008.5
Interest Rate Option Contracts	126.1	.1	.1	178.1	.4	.4
Interest Rate Swap Contracts	4,301.7	151.2	148.4	4,195.2	114.9	113.1
Futures Contracts	–	–	–	.2	–	–

Total	$246,434.9	$5,899.2	$5,878.4	$177,532.6	$2,147.5	$2,122.0

Gains and Losses Recorded in the Consolidated Statement of Income related to Client Related and Trading Derivative Financial Instruments

The following table shows the location and amount of gains and losses recorded in the consolidated statement of income for the years ended December 31, 2010 and 2009.

	LOCATION OF DERIVATIVE GAIN/(LOSS) RECOGNIZED IN INCOME	AMOUNT OF DERIVATIVE GAIN/(LOSS) RECOGNIZED IN INCOME
(In Millions)		DECEMBER 31, 2010	DECEMBER 31, 2009
Foreign Exchange Contracts	Foreign Exchange Trading Income	$382.2	$445.7
Interest Rate Swap Contracts	Security Commissions and Trading Income	9.3	4.9

Total		$391.5	$450.6

Types and Classifications of Derivative Instruments Designated as Hedges

The following table identifies the types and classifications of derivative instruments designated as hedges and used by Northern Trust to manage risk, their notional and fair values, and the respective risks addressed.

			DECEMBER 31, 2010			DECEMBER 31, 2009
				FAIR VALUE			FAIR VALUE
(In Millions)	DERIVATIVE INSTRUMENT	RISK CLASSIFICATION	NOTIONAL VALUE	ASSET	LIABILITY	NOTIONAL VALUE	ASSET	LIABILITY
Fair Value Hedges

Available for Sale Investment Securities	Interest Rate Swap Contracts	Interest Rate	$860.0	$4.8	$14.9	$257.7	$.7	$4.2
Senior Notes and Long-Term Subordinated Debt	Interest Rate Swap Contracts	Interest Rate	1,100.0	129.8	.4	1,100.0	98.1	–

Cash Flow Hedges

Forecasted Foreign Currency Denominated Transactions	Foreign Exchange Contracts	Foreign Currency	935.3	19.3	15.2	1,516.7	40.8	42.8

Net Investment Hedges

Net Investments in Non-U.S. Affiliates	Foreign Exchange Contracts	Foreign Currency	1,390.1	13.0	18.3	1,177.4	2.9	5.2

Total			$4,285.4	$166.9	$48.5	$4,051.8	$142.5	$52.2

Gains and Losses Recorded in the Consolidated Statement of Income related to Fair Value Hedges

The following tables shows the location and amount of derivative gains and losses recorded in the consolidated statement of income related to fair value hedges for the years ended December 31, 2010 and 2009.

	2010
(In Millions)	DERIVATIVE INSTRUMENT	LOCATION OF DERIVATIVE GAIN/(LOSS) RECOGNIZED IN INCOME	AMOUNT OF DERIVATIVE GAIN/ (LOSS) RECOGNIZED IN INCOME
Available for Sale Investment Securities	Interest Rate Swap Contracts	Interest Income	$(13.3)
Senior Notes and Long-Term Subordinated Debt	Interest Rate Swap Contracts	Interest Expense	78.8

Total			$65.5

	2009
(In Millions)	DERIVATIVE INSTRUMENT	LOCATION OF DERIVATIVE GAIN/(LOSS) RECOGNIZED IN INCOME	AMOUNT OF DERIVATIVE GAIN/ (LOSS) RECOGNIZED IN INCOME
Available for Sale Investment Securities	Interest Rate Swap Contracts	Interest Income	$5.7
Senior Notes and Long-Term Subordinated Debt	Interest Rate Swap Contracts	Interest Expense	(43.0)

Total			$(37.3)

Cash Flow Hedge Derivative Gains and Losses Recognized in AOCI and the Amounts Reclassified to Earnings

The following table provides cash flow hedge derivative gains and losses recognized in AOCI and the amounts reclassified to earnings during the years ended December 31, 2010 and 2009.

	2010		2009
(In Millions)	FOREIGN EXCHANGE CONTRACTS	INTEREST RATE SWAP CONTRACTS	FOREIGN EXCHANGE CONTRACTS	INTEREST RATE SWAP CONTRACTS
Net Gain/(Loss) Recognized in AOCI	$46.7	$–	$8.2	$–

Net Gain/(Loss) Reclassified from AOCI to Earnings
Trust, Investment and Other Servicing Fees	7.2	–	20.1	–
Other Operating Income	.2	–	1.5	–
Interest Income	1.7	–	13.6	.2
Interest Expense	.1	–	.1	–
Compensation	(8.2)	–	(35.8)	–
Employee Benefits	(2.1)	–	(10.2)	–
Equipment and Software Expense	(.1)	–	(.6)	–
Occupancy Expense	(1.1)	–	(5.0)	–
Other Operating Expense	(4.0)	–	(.8)	–

Total	$(6.3)	$–	$(17.1)	$.2

Net Investment Hedge Gains and Losses Recognized in AOCI

The following table provides net investment hedge gains and losses recognized in AOCI during the years ended December 31, 2010 and 2009.

(In Millions)	AMOUNT OF HEDGING INSTRUMENT GAIN/(LOSS) RECOGNIZED IN AOCI (BEFORE TAX)
	2010	2009
Foreign Exchange Contracts	$40.6	$(63.9)
Sterling Denominated Subordinated Debt	9.8	(15.5)
Sterling Denominated Senior Debt	10.5	(23.3)

Total	$60.9	$(102.7)

Types and Classifications of Risk Management Derivative Instruments Not Formally Designated as Hedges, Including Notional and Fair Values

The following table identifies the types and classifications of risk management derivative instruments not formally designated as hedges, their notional and fair values, and the respective risks addressed.

			DECEMBER 31, 2010			DECEMBER 31, 2009
				FAIR VALUE			FAIR VALUE

(In Millions)	DERIVATIVE INSTRUMENT	RISK CLASSIFICATION	NOTIONAL VALUE	ASSET	LIABILITY	NOTIONAL VALUE	ASSET	LIABILITY
Commercial Loans and Loan Commitments	Credit Default Swap Contracts	Credit	$149.5	$–	$2.8	$127.0	$–	$2.2
Loan Commitments	Forward Contracts	Interest Rate	14.3	.5	.2	–	–	–
Forcasted Foreign Currency Denominated Transactions	Foreign Exchange Contracts	Foreign Currency	616.1	12.3	16.2	–	–	–
Commercial Loans	Foreign Exchange Contracts	Foreign Currency	60.6	.1	.9	118.7	2.3	.7
Net Investments in Non-U.S. Affiliates	Foreign Exchange Contracts	Foreign Currency	61.3	.2	.8	66.6	.1	2.3

Total			$901.8	13.1	$20.9	312.3	2.4	5.2

Gains and Losses Recorded in the Consolidated Statement of Income related to Derivative Instruments Not Formally Designated as Hedges

The following table provides the location and amount of gains and losses recorded in the consolidated statement of income for the years ended December 31, 2010 and 2009.

	2010
(In Millions)	LOCATION OF DERIVATIVE GAIN/(LOSS) RECOGNIZED IN INCOME	AMOUNT RECOGNIZED IN INCOME
Credit Default Swap Contracts	Other Operating Income	$(1.7)
Forward Contracts	Other Operating Income	.3
Foreign Exchange Contracts	Other Operating Income	(19.7)

Total		$(21.1)
	2009
(In Millions)	LOCATION OF DERIVATIVE GAIN/(LOSS) RECOGNIZED IN INCOME	AMOUNT RECOGNIZED IN INCOME
Credit Default Swap Contracts	Other Operating Income	$(4.6)
Foreign Exchange Contracts	Other Operating Income	(6.3)

Total		$(10.9)

Off-Balance Sheet Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2010
Contractual Amounts of Commitments and Letters of Credit

COMMITMENTS AND LETTERS OF CREDIT

	DECEMBER 31
(In Millions)	2010	2009
Legally Binding Commitments to Extend Credit*	$27,229.5	$25,651.8
Standby Letters of Credit**	$4,344.7	$4,798.8
Commercial Letters of Credit	32.8	31.2

* These amounts exclude  $1.6 billion of commitments participated to others at December 31, 2010 and 2009.

** These amounts include  $602.3 million and  $618.7 million of standby letters of credit secured by cash deposits or participated to others as of December 31, 2010 and 2009, respectively. The weighted average maturity of standby letters of credit was 20 months at December 31, 2010 and 21 months at December 31, 2009.

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2010
Assets and Liabilities Measured at Fair Value on a Recurring Basis Segregated by Fair Value Hierarchy Level

The following presents assets and liabilities measured at fair value on a recurring basis as of December 31, 2010 and 2009, segregated by fair value hierarchy level.

	DECEMBER 31, 2010
(In Millions)	LEVEL 1	LEVEL 2	LEVEL 3	NETTING *	ASSETS/ LIABILITIES AT FAIR VALUE
Securities
Available for Sale
U.S. Government	$658.4	$–	$–	$–	$658.4
Obligations of States and Political Subdivisions	–	36.3	–	–	36.3
Government Sponsored Agency	–	11,970.7	–	–	11,970.7
Corporate Debt	–	2,554.0	–	–	2,554.0
Non-U.S. Government	–	440.6	–	–	440.6
Residential Mortgage-Backed	–	254.6	–	–	254.6
Other Asset-Backed	–	1,605.7	–	–	1,605.7
Certificates of Deposit	–	1,402.5	–	–	1,402.5
Auction Rate	–		367.8	–	367.8
Other	–	796.9	–	–	796.9

Total	658.4	19,061.3	367.8	–	20,087.5

Trading Account	–	6.8	–	–	6.8

Total	658.4	19,068.1	367.8	–	20,094.3

Other Assets
Derivatives
Foreign Exchange Contracts	–	5,792.8	–	–	5,792.8
Interest Rate Swap Contracts	–	285.8	–	–	285.8
Interest Rate Option Contracts	–	.1	–	–	.1
Credit Default Swap Contracts	–	–	–	–	–
Forward Contracts	–	.5	–	–	.5

Total	–	6,079.2	–	(4,770.9)	1,308.3

All Other	65.9	37.4	–	–	103.3

Total	65.9	6,116.6	–	(4,770.9)	1,411.6

Total Assets at Fair Value	724.3	25,184.7	367.8	(4,770.9)	21,505.9

Other Liabilities
Derivatives
Foreign Exchange Contracts	–	5,781.3	–	–	5,781.3
Interest Rate Swap Contracts	–	163.7	–	–	163.7
Interest Rate Option Contracts	–	.1	–	–	.1
Credit Default Swap Contracts	–	2.8	–	–	2.8
Forward Contracts	–	.2	–	–	.2

Total	–	5,948.1	–	(4,106.4)	1,841.7

All Other	–	–	58.6	–	58.6

Total Liabilities at Fair Value	$–	$5,948.1	$58.6	$(4,106.4)	$1,900.3

* Northern Trust has elected to net derivative assets and liabilities when legally enforceable master netting agreements exist between Northern Trust and the counterparty. As of December 31, 2010, derivative assets and liabilities shown above also include reductions of  $2,952.7 million and  $2,288.2 million, respectively, as a result of cash collateral received from and deposited with derivative counterparties.

	DECEMBER 31, 2009
(In Millions)	LEVEL 1	LEVEL 2	LEVEL 3	NETTING *	ASSETS/ LIABILITIES AT FAIR VALUE
Securities
Available for Sale
U.S. Government	$74.0	$–	$–	$–	$74.0
Obligations of States and Political Subdivisions	–	47.0	–	–	47.0
Government Sponsored Agency	–	12,325.4	–	–	12,325.4
Corporate Debt	–	2,822.1	–	–	2,822.1
Non-U.S. Government	–	80.6	–	–	80.6
Residential Mortgage-Backed	–	314.0	–	–	314.0
Other Asset-Backed	–	1,181.3	–	–	1,181.3
Auction Rate	–	–	427.7	–	427.7
Other	–	190.0	–	–	190.0

Total	74.0	16,960.4	427.7	–	17,462.1

Trading Account	–	9.9	–	–	9.9

Total	74.0	16,970.3	427.7	–	17,472.0

Other Assets
Derivatives
Foreign Exchange Contracts	–	2,078.3	–	–	2,078.3
Interest Rate Swap Contracts	–	213.7	–	–	213.7
Interest Rate Option Contracts	–	.4	–	–	.4

Total	–	2,292.4	–	(1,156.0)	1,136.4

All Other	59.9	35.1	–	–	95.0

Total	59.9	2,327.5	–	(1,156.0)	1,231.4

Total Assets at Fair Value	$133.9	$19,297.8	$427.7	$(1,156.0)	$18,703.4

Other Liabilities
Derivatives
Foreign Exchange Contracts	$–	$2,059.5	$–	$–	$2,059.5
Interest Rate Swap Contracts	–	117.3	–	–	117.3
Interest Rate Option Contracts	–	.4	–	–	.4
Credit Default Swap Contracts	–	2.2	–	–	2.2

Total	–	2,179.4	–	(1,133.1)	1,046.3

All Other	3.9	–	94.4	–	98.3

Total Liabilities at Fair Value	$3.9	$2,179.4	$94.4	$(1,133.1)	$1,144.6

* Northern Trust has elected to net derivative assets and liabilities when legally enforceable master netting agreements exist between Northern Trust and the counterparty. As of December 31, 2009, derivative assets and liabilities shown above also include reductions of  $216.2 million and  $193.3 million, respectively, as a result of cash collateral received from and deposited with derivative counterparties.

Changes in Level 3 Assets

The following presents the changes in Level 3 assets for the years ended December 31, 2010 and 2009.

	SECURITIES AVAILABLE FOR SALE (1)
(In Millions)	2010	2009
Fair Value at January 1	$427.7	$453.1
Total Realized and Unrealized
Losses (Gains) Included in Earnings	(3.7)	(10.3)
Gains (Losses) Included in Other Comprehensive Income	(7.2)	31.9
Purchases, Sales, Issuances, and Settlements, Net	(49.0)	(47.0)

Fair Value at December 31	$367.8	$427.7

(1) Balance represents the fair value of auction rate securities.

Changes in Level 3 Liabilities

The following presents the changes in Level 3 liabilities for the years ended December 31, 2010 and 2009.

	OTHER LIABILITIES
	DERIVATIVES(1)		ALL OTHER(2)
(In Millions)	2010	2009	2010	2009
Fair Value at January 1	$–	$314.1	$94.4	$104.2
Total Realized and Unrealized (Gains) Losses
Included in Earnings	–	(109.3)	(4.5)	(25.8)
Included in Other Comprehensive Income	–	–	–	–
Purchases, Sales, Issuances, and Settlements, Net	–	(204.8)	(31.3)	16.0

Fair Value at December 31	$–	$–	$58.6	$94.4
Unrealized Gains (Losses) Included in Earnings Related to Financial Instruments Held at December 31	$–	$–	$–	$–

(1) Balances represent the fair value of Capital Support Agreements (Refer to Note 27).

(2) Balances represent standby letters of credit and the net estimated liability for Visa related indemnifications (Refer to Notes 26 and 19).

Assets Measured at Fair Value on a Nonrecurring Basis

The following provides information regarding those assets measured at fair value on a nonrecurring basis at December 31, 2010 and 2009, segregated by fair value hierarchy level.

(In Millions)	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL FAIR VALUE
DECEMBER 31, 2010
Loans(1)	$–	$–	$72.4	$72.4
Other Real Estate Owned(2)	–	–	13.5	13.5

Total Assets at Fair Value	$–	$–	$85.9	$85.9
DECEMBER 31, 2009

Loans(1)	$–	$–	$50.8	$50.8
Other Real Estate Owned(2)	–	–	.4	.4

Total Assets at Fair Value	$–	$–	$51.2	$51.2

(1) Northern Trust provided an additional  $22.5 million and  $33.4 million of specific reserves to reduce the fair value of these loans during the years ended December 31, 2010 and 2009, respectively.

(2) Northern Trust charged  $4.9 million and  $.2 million through other operating expenses during the years ended December 31, 2010 and 2009, respectively, to reduce the fair values of Other Real Estate Owned (OREO) properties.

Book and Fair Values of Financial Instruments

The following table summarizes the fair values of financial instruments.

	DECEMBER 31
	2010		2009
(In Millions)	BOOK VALUE	FAIR VALUE	BOOK VALUE	FAIR VALUE
ASSETS
Cash and Due from Banks	$2,818.0	$2,818.0	$2,491.8	$2,491.8
Money Market Assets	26,436.0	26,436.0	28,128.2	28,128.2
Securities:
Available for Sale	20,087.5	20,087.5	17,462.1	17,462.1
Held to Maturity	1,187.6	1,207.2	1,161.4	1,185.7
Trading Account	6.8	6.8	9.9	9.9
Loans (excluding Leases)
Held for Investment	26,747.8	26,814.2	26,489.3	26,539.1
Held for Sale	2.2	2.2	4.2	4.2
Client Security Settlement Receivables	701.3	701.3	794.8	794.8
LIABILITIES
Deposits:
Demand, Noninterest-Bearing, Savings and Money Market	24,810.3	24,810.3	26,527.3	26,527.3
Savings Certificates and Other Time and Non-U.S. Offices Interest-Bearing	39,385.4	39,402.1	31,754.0	31,783.6
Federal Funds Purchased	3,691.7	3,691.7	6,649.8	6,649.8
Securities Sold under Agreements to Repurchase	954.4	954.4	1,037.5	1,037.5
Other Borrowings	347.7	347.7	2,078.3	2,078.3
Senior Notes	1,896.1	1,936.5	1,551.8	1,611.3
Long Term Debt (excluding Leases):
Subordinated Debt	1,148.7	1,177.2	1,132.5	1,150.6
Federal Home Loan Bank Borrowings	1,532.5	1,613.5	1,697.5	1,792.6
Floating Rate Capital Debt	276.9	223.2	276.8	159.4
Financial Guarantees	58.6	58.6	94.4	94.4
Loan Commitments	32.4	32.4	28.4	28.4
DERIVATIVE INSTRUMENTS
Asset/Liability Management:
Foreign Exchange Contracts
Assets	44.9	44.9	46.1	46.1
Liabilities	51.4	51.4	51.0	51.0
Interest Rate Swap Contracts
Assets	134.6	134.6	98.8	98.8
Liabilities	15.3	15.3	4.2	4.2
Credit Default Swaps
Assets	–	–	–	–
Liabilities	2.8	2.8	2.2	2.2
Forward Contracts
Assets	.5	.5	–	–
Liabilities	.2	.2	–	–
Client-Related and Trading:
Foreign Exchange Contracts
Assets	5,747.9	5,747.9	2,032.2	2,032.2
Liabilities	5,729.9	5,729.9	2,008.5	2,008.5
Interest Rate Swap Contracts
Assets	151.2	151.2	114.9	114.9
Liabilities	148.4	148.4	113.1	113.1
Interest Rate Option Contracts
Assets	.1	.1	.4	.4
Liabilities	.1	.1	.4	.4

Business Units and Related Information (Tables)	12 Months Ended
Dec. 31, 2010
Earnings Contribution of Northern Trust's Business Units

The following tables show the earnings contribution of Northern Trust’s business units for the years ended December 31, 2010, 2009 and 2008.

CORPORATE AND INSTITUTIONAL SERVICES

RESULTS OF OPERATIONS

(In Millions)	2010	2009	2008
Noninterest Income
Trust, Investment and Other Servicing Fees	$1,175.1	$1,236.8	$1,225.9
Other	522.7	571.3	804.6
Net Interest Income (FTE)*	271.8	416.0	571.1

Revenues (FTE)*	1,969.6	2,224.1	2,601.6
Provision for Credit Losses	(16.1)	30.7	25.2
Noninterest Expenses	1,328.9	1,200.6	1,779.5

Income before Income Taxes*	656.8	$992.8	$796.9
Provision for Income Taxes*	222.4	350.8	308.2

Net Income	$434.4	$642.0	$488.7

Percentage of Consolidated Net Income	65%	74%	61%

Average Assets	$38,749.3	$38,117.1	$49,490.4

PERSONAL FINANCIAL SERVICES

RESULTS OF OPERATIONS

(In Millions)	2010	2009	2008
Noninterest Income
Trust, Investment and Other Servicing Fees	$906.8	$847.0	$909.0
Other	133.3	138.7	132.6
Net Interest Income (FTE)*	591.8	538.1	542.7

Revenues (FTE)*	1,631.9	1,523.8	1,584.3
Provision for Credit Losses	176.1	184.3	89.8
Noninterest Expenses	1,103.0	1,044.6	1,087.9

Income before Income Taxes*	352.8	294.9	406.6
Provision for Income Taxes*	132.8	112.4	156.1

Net Income	$220.0	$182.5	$250.5

Percentage of Consolidated Net Income	33%	21%	32%

Average Assets	$23,564.5	$24,534.8	$22,868.7

TREASURY AND OTHER

RESULTS OF OPERATIONS

(In Millions)	2010	2009	2008
Gain on Visa Share Redemption	$–	$–	$167.9
Other Noninterest Income	(8.9)	(6.7)	(40.6)
Net Interest Income (Expense) (FTE)*	94.2	85.9	15.1

Revenues (FTE)*	85.3	79.2	142.4
Visa Indemnification Charges	(33.0)	(17.8)	(76.1)
Noninterest Expenses	99.0	89.3	96.5

Income before Income Taxes*	19.3	7.7	122.0
Provision (Benefit) for Income Taxes*	4.2	(32.0)	66.4

Net Income	$15.1	$39.7	$55.6

Percentage of Consolidated Net Income (Loss)	2%	5%	7%

Average Assets	$13,694.4	$11,662.3	$669.4

CONSOLIDATED FINANCIAL INFORMATION

(In Millions)	2010	2009	2008
Noninterest Income
Trust, Investment and Other Servicing Fees	$2,081.9	$2,083.8	$2,134.9
Gain on Visa Share Redemption	–	–	167.9
Other	647.1	703.3	896.6
Net Interest Income (FTE)*	957.8	1,040.0	1,128.9

Revenues (FTE)*	3,686.8	3,827.1	4,328.3
Provision for Credit Losses	160.0	215.0	115.0
Visa Indemnification Charges	(33.0)	(17.8)	(76.1)
Noninterest Expenses	2,530.9	2,334.5	2,963.9

Income before Income Taxes*	1,028.9	1,295.4	1,325.5
Provision for Income Taxes*	359.4	431.2	530.7

Net Income	$669.5	$864.2	$794.8

Average Assets	$76,008.2	$74,314.2	$73,028.5

* Stated on an FTE basis. The consolidated figures include  $39.1 million,  $40.2 million, and  $49.8 million of FTE adjustment for 2010, 2009, and 2008, respectively.

Distribution of Total Assets and Operating Performance

DISTRIBUTION OF TOTAL ASSETS AND OPERATING PERFORMANCE

(In Millions)	TOTAL ASSETS	TOTAL REVENUE*	INCOME BEFORE INCOME TAXES	NET INCOME
2010
Non-U.S.	$24,472.9	$980.9	$325.1	$229.3
U.S.	59,371.0	2,666.8	664.7	440.2

Total	$83,843.9	$3,647.7	$989.8	$669.5

2009
Non-U.S.	$19,253.2	$1,086.9	$445.4	$305.8
U.S.	62,888.3	2,700.0	809.8	558.4

Total	$82,141.5	$3,786.9	$1,255.2	$864.2

2008
Non-U.S.	$24,433.0	$1,598.6	$842.2	$534.9
U.S.	57,620.6	2,679.9	433.5	259.9

Total	$82,053.6	$4,278.5	$1,275.7	$794.8

* Revenue is comprised of net interest income and noninterest income.

Regulatory Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2010
Risk-Based Capital Amounts and Ratios for Northern Trust and for Each of its U.S. Subsidiary Banks Whose Net Income for 2009 or 2008 Exceeded 10% of the Consolidated Total

The table below summarizes the risk-based capital amounts and ratios for Northern Trust and for each of its U.S. subsidiary banks whose net income for 2010 or 2009 exceeded 10% of the consolidated total.

	ACTUAL		MINIMUM TO QUALIFY AS WELL CAPITALIZED
( $ In Millions)	AMOUNT	RATIO	AMOUNT	RATIO
AS OF DECEMBER 31, 2010
Total Capital to Risk-Weighted Assets
Consolidated	$8,036	15.6%	$5,147	10.0%
The Northern Trust Company	6,440	16.2	3,978	10.0
Northern Trust, NA	1,461	13.9	1,050	10.0
Tier 1 Capital to Risk-Weighted Assets
Consolidated	6,977	13.6	3,088	6.0
The Northern Trust Company	5,293	13.3	2,387	6.0
Northern Trust, NA	1,301	12.4	630	6.0
Tier 1 Capital (to Fourth Quarter Average Assets)
Consolidated	6,977	8.8	3,983	5.0
The Northern Trust Company	5,293	8.0	3,323	5.0
Northern Trust, NA	1,301	10.8	602	5.0
AS OF DECEMBER 31, 2009
Total Capital to Risk-Weighted Assets
Consolidated	$7,711	15.8%	$4,878	10.0%
The Northern Trust Company	6,044	16.1	3,751	10.0
Northern Trust, NA	1,170	11.0	1,061	10.0
Tier 1 Capital to Risk-Weighted Assets
Consolidated	6,522	13.4	2,927	6.0
The Northern Trust Company	4,756	12.7	2,250	6.0
Northern Trust, NA	1,010	9.5	637	6.0
Tier 1 Capital (to Fourth Quarter Average Assets)
Consolidated	6,522	8.8	3,725	5.0
The Northern Trust Company	4,756	7.7	3,073	5.0
Northern Trust, NA	1,010	8.2	615	5.0

Northern Trust Corporation (Corporation only) (Tables)	12 Months Ended
Dec. 31, 2010
Condensed Balance Sheet

CONDENSED BALANCE SHEET

	DECEMBER 31
(In Millions)	2010	2009
ASSETS
Cash on Deposit with Subsidiary Bank	$6.8	$6.5
Time Deposits with Subsidiary Banks	1,561.2	1,484.0
Securities	118.2	10.1
Advances to Wholly-Owned Subsidiaries – Banks	285.0	285.0
– Nonbank	5.0	5.0
Investments in Wholly-Owned Subsidiaries – Banks	6,855.1	5,959.9
– Nonbank	121.2	128.7
Buildings and Equipment	3.4	3.4
Other Assets	339.5	371.9

Total Assets	$9,295.4	$8,254.5

LIABILITIES
Long-Term Debt	$1,896.1	$1,390.5
Floating Rate Capital Debt	276.9	276.8
Other Liabilities	292.1	275.1

Total Liabilities	2,465.1	1,942.4
STOCKHOLDERS’ EQUITY
Common Stock	408.6	408.6
Additional Paid-in Capital	920.0	888.3
Retained Earnings	5,972.1	5,576.0
Accumulated Other Comprehensive Loss	(305.3)	(361.6)
Treasury Stock	(165.1)	(199.2)

Total Stockholders’ Equity	6,830.3	6,312.1

Total Liabilities and Stockholders’ Equity	$9,295.4	$8,254.5

Condensed Statement of Income

CONDENSED STATEMENT OF INCOME

	FOR THE YEAR ENDED DECEMBER 31
(In Millions)	2010	2009	2008
OPERATING INCOME
Dividends – Bank Subsidiaries	$–	$410.0	$30.0
– Nonbank Subsidiaries	67.2	25.6	56.4
Intercompany Interest and Other Charges	11.4	10.1	39.3
Interest and Other Income	6.9	13.7	(13.2)

Total Operating Income	85.5	459.4	112.5
OPERATING EXPENSES
Interest Expense	50.8	45.7	39.1
Other Operating Expenses	15.4	(93.2)	367.8

Total Operating Expenses	66.2	(47.5)	406.9

Income (Loss) before Income Taxes and Equity in Undistributed Net Income of Subsidiaries	19.3	506.9	(294.4)
Benefit (Expense) for Income Taxes	23.0	(25.0)	160.2

Income (Loss) before Equity in Undistributed Net Income of Subsidiaries	42.3	481.9	(134.2)
Equity in Undistributed Net Income of Subsidiaries – Banks	636.9	364.7	918.7
– Nonbank	(9.7)	17.6	10.3

Net Income	669.5	$864.2	$794.8

Net Income Applicable to Common Stock	669.5	$753.1	$782.8

Condensed Statement of Cash Flows

CONDENSED STATEMENT OF CASH FLOWS

	FOR THE YEAR ENDED DECEMBER 31
(In Millions)	2010	2009	2008
OPERATING ACTIVITIES:
Net Income	$669.5	$864.2	$794.8
Adjustments to Reconcile Net Income to Net Cash Provided by (Used in) Operating Activities:
Equity in Undistributed Net Income of Subsidiaries	(620.9)	(382.2)	(929.0)
Decrease in Prepaid Expenses	1.2	2.0	1.4
Client Support-Related Charges (Benefit)	–	(109.3)	320.3
Capital Support Agreement Payments	–	(204.8)	–
Increase (Decrease) in Accrued Income Taxes	61.8	283.6	(290.5)
Other, net	(13.3)	20.4	77.9

Net Cash Provided by (Used in) Operating Activities	98.3	473.9	(25.1)

INVESTING ACTIVITIES:
Net Increase in Time Deposits with Banks	(77.2)	(268.0)	(830.2)
Purchases of Securities – Available for Sale	(109.7)	–	(468.9)
Proceeds from Sale, Maturity and Redemption of Securities – Available for Sale	4.7	411.8	–
Net Increase in Capital Investments in Subsidiaries	(204.8)	(42.0)	(521.3)
Advances to Wholly-Owned Subsidiaries	–	–	(10.0)
Other, net	(.9)	(7.9)	11.1

Net Cash Provided by (Used in) Investing Activities	(387.9)	93.9	(1,819.3)

FINANCING ACTIVITIES:
Net Increase in Senior Notes	497.2	500.0	396.9
Proceeds from Common Stock Issuance	–	834.1	–
Proceeds from Preferred Stock – Series B and Warrant to Purchase Common Stock	–	–	1,576.0
Redemption of Preferred Stock – Series B	–	(1,576.0)	–
Cash Dividends Paid on Preferred Stock	–	(46.6)	–
Repurchase of Warrant to Purchase Common Stock	–	(87.0)	–
Treasury Stock Purchased	(5.9)	(10.7)	(68.3)
Cash Dividends Paid on Common Stock	(273.2)	(260.3)	(247.7)
Net Proceeds from Stock Options	70.6	38.9	161.9
Other, net	1.2	23.8	47.9

Net Cash Provided by (Used in) Financing Activities	289.9	(583.8)	1,866.7

Net Change in Cash on Deposit with Subsidiary Bank	.3	(16.0)	22.3
Cash on Deposit with Subsidiary Bank at Beginning of Year	6.5	22.5	.2

Cash on Deposit with Subsidiary Bank at End of Year	$6.8	$6.5	$22.5

Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2010
Significant Accounting Policies [Line Items]
Days contractually past due for interest and principal and the loan is not well-secured and in the process of collection	more than 90 days
Period for which troubled debt restructurings with modified terms is performing before ceasing to be classified as impaired loan	at least six months
Maximum limit of individual homogeneous loans collective evaluation for impairment and excluded from impaired loan disclosures	250000
Building
Significant Accounting Policies [Line Items]
Charge for depreciation, range of life, minimum	10
Charge for depreciation, range of life, maximum	30
Equipment
Significant Accounting Policies [Line Items]
Charge for depreciation, range of life, minimum	3
Charge for depreciation, range of life, maximum	10
Leasehold Improvements
Significant Accounting Policies [Line Items]
Charge for depreciation, range of life, maximum	15
Computer Software, Intangible Asset
Significant Accounting Policies [Line Items]
Software, useful life, minimum	3
Software, useful life, maximum	10
Personal Financial Services
Significant Accounting Policies [Line Items]
Services provided by business units, sites	78
Services provided by business units, states	18

Reconciliation of Amortized Cost to Fair Values of Securities Available for Sale (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Investments, Unrealized Loss Position [Line Items]
Amortized Cost	$ 20,098.3	$ 17,522.5
Gross Unrealized Gains	77.5	86.7
Gross Unrealized Losses	88.3	147.1
Fair Value	20,087.5	17,462.1
US Treasury and Government
Investments, Unrealized Loss Position [Line Items]
Amortized Cost	667.2	74
Gross Unrealized Gains	1
Gross Unrealized Losses	9.8
Fair Value	658.4	74
US States and Political Subdivisions Debt Securities
Investments, Unrealized Loss Position [Line Items]
Amortized Cost	35.4	45.6
Gross Unrealized Gains	0.9	1.4
Fair Value	36.3	47
US Government Agencies Debt Securities
Investments, Unrealized Loss Position [Line Items]
Amortized Cost	11,937	12,278.9
Gross Unrealized Gains	47	58.9
Gross Unrealized Losses	13.3	12.4
Fair Value	11,970.7	12,325.4
Corporate Debt Securities
Investments, Unrealized Loss Position [Line Items]
Amortized Cost	2,547.7	2,820.2
Gross Unrealized Gains	7.8	7.7
Gross Unrealized Losses	1.5	5.8
Fair Value	2,554	2,822.1
Foreign Government Debt Securities
Investments, Unrealized Loss Position [Line Items]
Amortized Cost	440.6	80.6
Fair Value	440.6	80.6
Residential Mortgage Backed Securities
Investments, Unrealized Loss Position [Line Items]
Amortized Cost	308	439.7
Gross Unrealized Gains	0.9
Gross Unrealized Losses	54.3	125.7
Fair Value	254.6	314
Other Asset Backed Securities
Investments, Unrealized Loss Position [Line Items]
Amortized Cost	1,606.5	1,183.8
Gross Unrealized Gains	1.5	0.5
Gross Unrealized Losses	2.3	3
Fair Value	1,605.7	1,181.3
Certificates of Deposit
Investments, Unrealized Loss Position [Line Items]
Amortized Cost	1,402.5
Fair Value	1,402.5
Auction Rate Securities
Investments, Unrealized Loss Position [Line Items]
Amortized Cost	357	409.7
Gross Unrealized Gains	14.2	18.2
Gross Unrealized Losses	3.4	0.2
Fair Value	367.8	427.7
Other securities
Investments, Unrealized Loss Position [Line Items]
Amortized Cost	796.4	190
Gross Unrealized Gains	4.2
Gross Unrealized Losses	3.7
Fair Value	$ 796.9	$ 190

Remaining Maturity of Securities Available for Sale (Detail) (USD $) In Millions	Dec. 31, 2010
AMORTIZED COST
Due in One Year or Less	$ 9,113.6
Due After One Year Through Five Years	10,047.9
Due After Five Years Through Ten Years	569.4
Due After Ten Years	181.9
Other Securities Without Stated Maturities	185.5
Total	20,098.3
FAIR VALUE
Due in One Year or Less	9,100.9
Due After One Year Through Five Years	10,055.2
Due After Five Years Through Ten Years	568.1
Due After Ten Years	177.8
Other Securities Without Stated Maturities	185.5
Total	$ 20,087.5

Securities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Schedule of Trading Securities and Other Trading Assets [Line Items]
Federal Home Loan Bank of Chicago stock	$ 66.6	$ 65.8
Realized securities gains (losses)	0.8	3.3	5
Number of securties in an unrealized loss position	315
Total Fair Value	4,600.6	3,716.2
Total Unrealized Losses	99.5	159.7
12 Months or Longer Unrealized Losses	65.3	145.8
Net Impairment Losses Recognized in Earnings	(21.2)	(26.7)
Auction Rate Securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Other operating expenses			(54.6)
Total Unrealized Losses	3.4
US Government Agencies Debt Securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Total Unrealized Losses	13.5
Other securities | Community Reinvestment Act CRA
Schedule of Trading Securities and Other Trading Assets [Line Items]
Total Unrealized Losses	14.3
Corporate Debt Securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Total Unrealized Losses	1.5
Percent of corporate debt unrealized losses	88.00%
Residential Mortgage Backed Securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Realized securities gains (losses)	(21.2)	(26.7)	(61.3)
Number of securties in an unrealized loss position for more than 12 months	29
12 Months or Longer Unrealized Losses	54.3
Residential Mortgage Backed Securities | AA Credit Rating | Sub Prime and Alt A Mortgage Backed Securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Percentage of residential mortgage backed securities rated below double-A	76.00%
Residential Mortgage Backed Securities | Sub Prime and Alt A Mortgage Backed Securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Credit Rating	below double-A
Residential mortgage-backed securities total amortized cost	244.9
Residential mortgage-backed securities fair value	194
Net Impairment Losses Recognized in Earnings	21.2	26.7
Number of residential mortgage-backed securities in OTTI losses	9	14
Other Asset Backed Securities | AAA Credit Rating | Floating Rate Securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Percentage of "other asset-backed" securities rated triple-A	100.00%
Other Asset Backed Securities | AAA Credit Rating | Floating Rate Securities | Upper Limit
Schedule of Trading Securities and Other Trading Assets [Line Items]
Average life	5
Other Asset Backed Securities | Floating Rate Securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Credit Rating	AAA
Collateralized Mortgage Backed Securities | Loans | Sub Prime and Alt A Mortgage Backed Securities | Upper Limit
Schedule of Trading Securities and Other Trading Assets [Line Items]
Expected loss on subprime and Alt-A portfolios developed using default roll rate	30.00%
Collateralized Mortgage Backed Securities | Loans | Sub Prime and Alt A Mortgage Backed Securities | Lower Limit
Schedule of Trading Securities and Other Trading Assets [Line Items]
Expected loss on subprime and Alt-A portfolios developed using default roll rate	2.00%
Collateralized Mortgage Backed Securities | Assets 30 Days Or More Past Due | Sub Prime and Alt A Mortgage Backed Securities | Upper Limit
Schedule of Trading Securities and Other Trading Assets [Line Items]
Expected loss on subprime and Alt-A portfolios developed using default roll rate	100.00%
Collateralized Mortgage Backed Securities | Assets 30 Days Or More Past Due | Sub Prime and Alt A Mortgage Backed Securities | Lower Limit
Schedule of Trading Securities and Other Trading Assets [Line Items]
Expected loss on subprime and Alt-A portfolios developed using default roll rate	30.00%
Collateralized Mortgage Backed Securities | Potential Default Assets | Sub Prime and Alt A Mortgage Backed Securities | Upper Limit
Schedule of Trading Securities and Other Trading Assets [Line Items]
Severities of loss	85.00%	85.00%
Collateralized Mortgage Backed Securities | Potential Default Assets | Sub Prime and Alt A Mortgage Backed Securities | Lower Limit
Schedule of Trading Securities and Other Trading Assets [Line Items]
Severities of loss	35.00%	45.00%
Investment in Federal Reserve Stock
Schedule of Trading Securities and Other Trading Assets [Line Items]
Stock in Federal Reserve and Federal Home Loan Banks at cost	42.5	42.6
Investment in Federal Home Loan Bank Stock
Schedule of Trading Securities and Other Trading Assets [Line Items]
Stock in Federal Reserve and Federal Home Loan Banks at cost	$ 143	$ 147

Reconcilation of Amortized Cost to Fair Values of Securities Held to Maturity (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 1,187.6	$ 1,161.4
Gross Unrealized Gains	30.8	36.9
Gross Unrealized Losses	11.2	12.6
Fair Value	1,207.2	1,185.7
US States and Political Subdivisions Debt Securities
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	635	692.6
Gross Unrealized Gains	26.2	34.5
Gross Unrealized Losses	0.4	0.6
Fair Value	660.8	726.5
US Government Agencies Debt Securities
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	169.3	114.6
Gross Unrealized Gains	4.6	2.4
Gross Unrealized Losses	0.2	0.2
Fair Value	173.7	116.8
Other securities
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	383.3	354.2
Gross Unrealized Losses	10.6	11.8
Fair Value	$ 372.7	$ 342.4

Remaining Maturity of Securities Held to Maturity (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
AMORTIZED COST
Due in One Year or Less	$ 204.8
Due After One Year Through Five Years	547.7
Due After Five Years Through Ten Years	397.7
Due After Ten Years	37.4
Total	1,187.6
FAIR VALUE
Due in One Year or Less	206
Due After One Year Through Five Years	560.3
Due After Five Years Through Ten Years	407.2
Due After Ten Years	33.7
Fair Value	$ 1,207.2	$ 1,185.7

Securities Continuous Unrealized Loss Position (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Investments, Unrealized Loss Position [Line Items]
Less Than 12 Months Fair Value	$ 3,480.5	$ 2,272.7
Less Than 12 Months Unrealized Losses	34.2	13.9
12 Months or Longer Fair Value	1,120.1	1,443.5
12 Months or Longer Unrealized Losses	65.3	145.8
Total Fair Value	4,600.6	3,716.2
Total Unrealized Losses	99.5	159.7
US Treasury and Government
Investments, Unrealized Loss Position [Line Items]
Less Than 12 Months Fair Value	492.9
Less Than 12 Months Unrealized Losses	9.8
Total Fair Value	492.9
Total Unrealized Losses	9.8
US States and Political Subdivisions Debt Securities
Investments, Unrealized Loss Position [Line Items]
Less Than 12 Months Fair Value	3	7.7
Less Than 12 Months Unrealized Losses		0.2
12 Months or Longer Fair Value	3.2	2.6
12 Months or Longer Unrealized Losses	0.4	0.4
Total Fair Value	6.2	10.3
Total Unrealized Losses	0.4	0.6
US Government Agencies Debt Securities
Investments, Unrealized Loss Position [Line Items]
Less Than 12 Months Fair Value	980.7	810.6
Less Than 12 Months Unrealized Losses	11	3
12 Months or Longer Fair Value	328.7	523.3
12 Months or Longer Unrealized Losses	2.5	9.6
Total Fair Value	1,309.4	1,333.9
Total Unrealized Losses	13.5	12.6
Corporate Debt Securities
Investments, Unrealized Loss Position [Line Items]
Less Than 12 Months Fair Value	930.6	1,220.7
Less Than 12 Months Unrealized Losses	1.1	5.8
12 Months or Longer Fair Value	475.2
12 Months or Longer Unrealized Losses	0.4
Total Fair Value	1,405.8	1,220.7
Total Unrealized Losses	1.5	5.8
Residential Mortgage Backed Securities
Investments, Unrealized Loss Position [Line Items]
Less Than 12 Months Fair Value		0.5
Less Than 12 Months Unrealized Losses		1.5
12 Months or Longer Fair Value	248.8	313.5
12 Months or Longer Unrealized Losses	54.3	124.2
Total Fair Value	248.8	314
Total Unrealized Losses	54.3	125.7
Other Asset Backed Securities
Investments, Unrealized Loss Position [Line Items]
Less Than 12 Months Fair Value	513.5	222.1
Less Than 12 Months Unrealized Losses	2.2	0.5
12 Months or Longer Fair Value	27	570.1
12 Months or Longer Unrealized Losses	0.1	2.5
Total Fair Value	540.5	792.2
Total Unrealized Losses	2.3	3
Auction Rate Securities
Investments, Unrealized Loss Position [Line Items]
Less Than 12 Months Fair Value	77.6	7
Less Than 12 Months Unrealized Losses	3.3	0.2
12 Months or Longer Fair Value	0.7
12 Months or Longer Unrealized Losses	0.1
Total Fair Value	78.3	7
Total Unrealized Losses	3.4	0.2
Other securities
Investments, Unrealized Loss Position [Line Items]
Less Than 12 Months Fair Value	482.2	4.1
Less Than 12 Months Unrealized Losses	6.8	2.7
12 Months or Longer Fair Value	36.5	34
12 Months or Longer Unrealized Losses	7.5	9.1
Total Fair Value	518.7	38.1
Total Unrealized Losses	$ 14.3	$ 11.8

Credit Losses on Debt Securities (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Changes in Other-Than-Temporary Impairment Losses	$ (0.8)	[1]	$ (93.4)	[1]
Noncredit-related Losses Recorded in / (Reclassified from) OCI	(20.4)	[2]	66.7	[2]
Net Impairment Losses Recognized in Earnings	$ (21.2)		$ (26.7)

[1]	For initial other-than-temporary impairments in the respective period, the balance includes the excess of the amortized cost over the fair value of the impaired securities. For subsequent impairments of the same security, the balance includes any additional changes in fair value of the security subsequent to its most recently recorded OTTI.
[2]	For initial other-than-temporary impairments in the respective period, the balance includes the portion of the excess of amortized cost over the fair value of the impaired securities that was recorded in OCI. For subsequent impairments of the same security, the balance includes additional changes in OCI for that security subsequent to its most recently recorded OTTI.

Credit-Related Losses Recognized in Earnings on Debt Securities Other-than-temporarily Impaired (Detail) (USD $) In Millions	9 Months Ended		12 Months Ended
	Dec. 31, 2009		Dec. 31, 2010
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Cumulative Credit-Related Losses on Securities - Beginning of Period	$ 46.3	[1]	$ 73 [1]
Plus: Losses on Newly Identified Impairments	20.2		3.3
Additional Losses on Previously Identified Impairments	6.5		17.9
Cumulative Credit-Related Losses on Securities - End of Period	$ 73	[1]	$ 94.2

[1]	Beginning of period for 2009 was April 1, 2009, consistent with the effective date of FSP FAS115-2.

Available-For-Sale Debt Securities Recognized an Other-Than-Temporary Impairment Loss (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Schedule of Available-for-sale Securities [Line Items]
Fair Value	$ 79.9	$ 78.7
Amortized Cost Basis	113.3	145.1
Noncredit-related (Losses) Recognized in OCI	(33.4)	(66.4)
Tax Effect	12.2	24.4
Amount Recorded in OCI	$ (21.2)	$ (42)

Securities Purchased Under Agreement to Resell (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Schedule of Available-for-sale Securities [Line Items]
Balance at End of Year	$ 152.1	$ 227.4
Average Balance During the Year	277.3	311.5
Average Interest Rate Earned During the Year	0.17%	0.15%
Maximum Month-End Balance During the Year	$ 578	$ 579.7

Securities Sold Under Agreements to Repurchase (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Schedule of Available-for-sale Securities [Line Items]
Balance at Ending of Year	$ 954.4	$ 1,037.5
Average Balance During the Year	626.8	737.7
Average Interest Rate Paid During the Year	0.17%	0.16%
Maximum Month-End Balance During the Year	$ 954.4	$ 1,037.5

Amounts Outstanding in Selected Loan Categories (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Accounts, Notes, Loans and Financing Receivable [Line Items]
Residential Real Estate	$ 10,854.9	$ 10,807.7
Commercial Real Estate	3,242.4	3,213.2
Lease Financing, net	1,063.7	1,004.4
Total Loans and Leases	28,132	27,805.7
Reserve for Credit Losses Assigned to Loans and Leases	(319.6)	(309.2)	(229.1)
Net Loans and Leases	27,812.4	27,496.5
Commercial (Member)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial and Institutional	5,914.5	6,312.1
Commercial Real Estate	3,242.4	3,213.2
Lease Financing, net	1,063.7	1,004.4
Non-U.S.	1,046.2	728.5
Other	346.6	457.5
Total Loans and Leases	11,613.4	11,715.7
Reserve for Credit Losses Assigned to Loans and Leases	(220.7)	(222.9)
Personal (Member)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Residential Real Estate	10,854.9	10,807.7
Private Client	5,423.7	5,004.4
Other	240	277.9
Total Loans and Leases	16,518.6	16,090
Reserve for Credit Losses Assigned to Loans and Leases	$ (98.9)	$ (86.3)

Loans and Leases - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other U.S. loans and non-U.S. loans, short duration advances	$ 1,400,000,000	$ 1,000,000,000
Loans deemed troubled debt restructurings	56,300,000	24,300,000
Unfunded loan commitments and standby letters of credit	16,300,000	27,400,000
Financing receivable	28,132,000,000	27,805,700,000
Average recorded investment in impaired loans	253,800,000	193,800,000
Interest income that would have been recorded on nonaccrual loans	16,000,000	8,000,000	2,700,000
Residential Mortgage Loans Held For Sale
Accounts, Notes, Loans and Financing Receivable [Line Items]
Residential real estate	2,200,000	4,200,000
Nonperforming Financing Receivable | Troubled Debt Restructuring
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable	33,400,000
Performing Financing Receivable | Troubled Debt Restructuring
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable	$ 22,900,000

Components of Net Investments in Direct Finance and Leverage Leases (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Direct Finance Leases:
Lease Receivable	$ 148.4	$ 133.9
Residual Value	176.1	138.7
Initial Direct Costs	1.8	1
Unearned Income	(44.9)	(38.9)
Investment in Direct Finance Leases	281.4	234.7
Leveraged Leases:
Net Rental Receivable	353	356.6
Residual Value	743.8	743.4
Unearned Income	(314.5)	(330.3)
Investment in Leveraged Leases	782.3	769.7
Lease Financing, net	$ 1,063.7	$ 1,004.4

Future Minimum Lease Payments to be Received (Detail) (USD $) In Millions	Dec. 31, 2010
Schedule of Operating Leases [Line Items]
2011	$ 34.8
2012	27.2
2013	21.2
2014	17.6
2015	$ 13.8

Credit Quality Indicators (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Financing Receivable, Recorded Investment [Line Items]
Commercial Real Estate	$ 3,242.4	$ 3,213.2
Lease Financing, net	1,063.7	1,004.4
Total Loans and Leases	28,132	27,805.7
Residential Real Estate	10,854.9	10,807.7
Commercial (Member) | Below Average Risk
Financing Receivable, Recorded Investment [Line Items]
Total Loans and Leases	5,265.4
Commercial (Member) | Below Average Risk | Commercial And Institutional Loans
Financing Receivable, Recorded Investment [Line Items]
Commercial and Institutional	2,821.5
Commercial (Member) | Below Average Risk | Commercial Real Estate Construction Financing Receivable
Financing Receivable, Recorded Investment [Line Items]
Commercial Real Estate	1,232.8
Commercial (Member) | Below Average Risk | Finance Leases Financing Receivable
Financing Receivable, Recorded Investment [Line Items]
Lease Financing, net	571.6
Commercial (Member) | Below Average Risk | Non United States
Financing Receivable, Recorded Investment [Line Items]
Non-U.S.	430
Commercial (Member) | Below Average Risk | Commercial Other Financing Receivable
Financing Receivable, Recorded Investment [Line Items]
Other	209.5
Personal (Member) | Below Average Risk
Financing Receivable, Recorded Investment [Line Items]
Total Loans and Leases	6,300.6
Personal (Member) | Below Average Risk | Residential Real Estate
Financing Receivable, Recorded Investment [Line Items]
Residential Real Estate	2,896
Personal (Member) | Below Average Risk | Private client
Financing Receivable, Recorded Investment [Line Items]
Private Client	3,326.5
Personal (Member) | Below Average Risk | Consumer Other Financing Receivable
Financing Receivable, Recorded Investment [Line Items]
Other	78.1
Below Average Risk
Financing Receivable, Recorded Investment [Line Items]
Total Loans and Leases	11,566
Commercial (Member) | Average Risk
Financing Receivable, Recorded Investment [Line Items]
Total Loans and Leases	5,650.7
Commercial (Member) | Average Risk | Commercial And Institutional Loans
Financing Receivable, Recorded Investment [Line Items]
Commercial and Institutional	2,849.8
Commercial (Member) | Average Risk | Commercial Real Estate Construction Financing Receivable
Financing Receivable, Recorded Investment [Line Items]
Commercial Real Estate	1,594.3
Commercial (Member) | Average Risk | Finance Leases Financing Receivable
Financing Receivable, Recorded Investment [Line Items]
Lease Financing, net	473
Commercial (Member) | Average Risk | Non United States
Financing Receivable, Recorded Investment [Line Items]
Non-U.S.	596.5
Commercial (Member) | Average Risk | Commercial Other Financing Receivable
Financing Receivable, Recorded Investment [Line Items]
Other	137.1
Personal (Member) | Average Risk
Financing Receivable, Recorded Investment [Line Items]
Total Loans and Leases	9,812.9
Personal (Member) | Average Risk | Residential Real Estate
Financing Receivable, Recorded Investment [Line Items]
Residential Real Estate	7,586.9
Personal (Member) | Average Risk | Private client
Financing Receivable, Recorded Investment [Line Items]
Private Client	2,064.1
Personal (Member) | Average Risk | Consumer Other Financing Receivable
Financing Receivable, Recorded Investment [Line Items]
Other	161.9
Average Risk
Financing Receivable, Recorded Investment [Line Items]
Total Loans and Leases	15,463.6
Commercial (Member) | Watch List
Financing Receivable, Recorded Investment [Line Items]
Total Loans and Leases	697.3
Commercial (Member) | Watch List | Commercial And Institutional Loans
Financing Receivable, Recorded Investment [Line Items]
Commercial and Institutional	243.2
Commercial (Member) | Watch List | Commercial Real Estate Construction Financing Receivable
Financing Receivable, Recorded Investment [Line Items]
Commercial Real Estate	415.3
Commercial (Member) | Watch List | Finance Leases Financing Receivable
Financing Receivable, Recorded Investment [Line Items]
Lease Financing, net	19.1
Commercial (Member) | Watch List | Non United States
Financing Receivable, Recorded Investment [Line Items]
Non-U.S.	19.7
Personal (Member) | Watch List
Financing Receivable, Recorded Investment [Line Items]
Total Loans and Leases	405.1
Personal (Member) | Watch List | Residential Real Estate
Financing Receivable, Recorded Investment [Line Items]
Residential Real Estate	372
Personal (Member) | Watch List | Private client
Financing Receivable, Recorded Investment [Line Items]
Private Client	33.1
Watch List
Financing Receivable, Recorded Investment [Line Items]
Total Loans and Leases	1,102.4
Commercial (Member)
Financing Receivable, Recorded Investment [Line Items]
Commercial and Institutional	5,914.5	6,312.1
Commercial Real Estate	3,242.4	3,213.2
Lease Financing, net	1,063.7	1,004.4
Non-U.S.	1,046.2	728.5
Other	346.6	457.5
Total Loans and Leases	11,613.4	11,715.7
Commercial (Member) | Commercial And Institutional Loans
Financing Receivable, Recorded Investment [Line Items]
Commercial and Institutional	5,914.5
Total Loans and Leases	5,914.5	6,312.1
Commercial (Member) | Commercial Real Estate Construction Financing Receivable
Financing Receivable, Recorded Investment [Line Items]
Commercial Real Estate	3,242.4
Total Loans and Leases	3,242.4	3,213.2
Commercial (Member) | Finance Leases Financing Receivable
Financing Receivable, Recorded Investment [Line Items]
Lease Financing, net	1,063.7
Total Loans and Leases	1,063.7	1,004.4
Commercial (Member) | Non United States
Financing Receivable, Recorded Investment [Line Items]
Non-U.S.	1,046.2
Total Loans and Leases	1,046.2	728.5
Commercial (Member) | Commercial Other Financing Receivable
Financing Receivable, Recorded Investment [Line Items]
Other	346.6
Total Loans and Leases	346.6	457.5
Personal (Member)
Financing Receivable, Recorded Investment [Line Items]
Total Loans and Leases	16,518.6	16,090
Residential Real Estate	10,854.9	10,807.7
Private Client	5,423.7	5,004.4
Other	240	277.9
Personal (Member) | Residential Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total Loans and Leases	10,854.9	10,807.7
Residential Real Estate	10,854.9
Personal (Member) | Private client
Financing Receivable, Recorded Investment [Line Items]
Total Loans and Leases	5,423.7	5,004.4
Private Client	5,423.7
Personal (Member) | Consumer Other Financing Receivable
Financing Receivable, Recorded Investment [Line Items]
Other	$ 240

Balances and Delinquency Status of Performing and Nonperforming Loans and Leases by Segment and Class as well as Total Other Real Estate Owned and Nonperforming Asset (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Loans and Leases	$ 28,132	$ 27,805.7
Total Other Real Estate Owned	45.5	29.6
Total Nonperforming Assets	378.5	308.1
Commercial (Member) | Commercial And Institutional Loans | Performing Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 Days Past Due	16.3	73.3
60 - 89 Days Past Due	8.2	50
90 Days or More Past Due	0.8	6.9
Current	5,831.2	6,133.4
Total Loans and Leases	5,856.5	6,263.6
Commercial (Member) | Commercial Real Estate Construction Financing Receivable | Performing Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 Days Past Due	24.2	40.2
60 - 89 Days Past Due	15.7	5.2
90 Days or More Past Due	9.4	3.4
Current	3,076.7	3,055.1
Total Loans and Leases	3,126	3,103.9
Commercial (Member) | Finance Leases Financing Receivable | Performing Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	1,063.7	1,004.4
Total Loans and Leases	1,063.7	1,004.4
Commercial (Member) | Non United States | Performing Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	1,046.2	728.5
Total Loans and Leases	1,046.2	728.5
Commercial (Member) | Commercial Other Financing Receivable | Performing Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	346.6	457.5
Total Loans and Leases	346.6	457.5
Commercial (Member) | Performing Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 Days Past Due	40.5	113.5
60 - 89 Days Past Due	23.9	55.2
90 Days or More Past Due	10.2	10.3
Current	11,364.4	11,378.9
Total Loans and Leases	11,439	11,557.9
Personal (Member) | Residential Real Estate | Performing Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 Days Past Due	76.1	85.5
60 - 89 Days Past Due	17.2	23
90 Days or More Past Due	0.9	1.6
Current	10,607.4	10,580.7
Total Loans and Leases	10,701.6	10,690.8
Personal (Member) | Private client | Performing Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 Days Past Due	35.7	43.5
60 - 89 Days Past Due	13	16.3
90 Days or More Past Due	1.9	3.2
Current	5,367.8	4,937.6
Total Loans and Leases	5,418.4	5,000.6
Personal (Member) | Performing Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 Days Past Due	111.8	129
60 - 89 Days Past Due	30.2	39.3
90 Days or More Past Due	2.8	4.8
Current	16,215.2	15,796.2
Total Loans and Leases	16,360	15,969.3
Personal (Member) | Performing Financing Receivable | Personal Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	240	277.9
Total Loans and Leases	240	277.9
Performing Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 Days Past Due	152.3	242.5
60 - 89 Days Past Due	54.1	94.5
90 Days or More Past Due	13	15.1
Current	27,579.6	27,175.1
Total Loans and Leases	27,799	27,527.2
Commercial (Member) | Commercial And Institutional Loans | Nonperforming Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Loans and Leases	58	48.5
Commercial (Member) | Commercial Real Estate Construction Financing Receivable | Nonperforming Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Loans and Leases	116.4	109.3
Commercial (Member) | Nonperforming Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Loans and Leases	174.4	157.8
Personal (Member) | Residential Real Estate | Nonperforming Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Loans and Leases	153.3	116.9
Personal (Member) | Private client | Nonperforming Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Loans and Leases	5.3	3.8
Personal (Member) | Nonperforming Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Loans and Leases	158.6	120.7
Nonperforming Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Loans and Leases	333	278.5
Commercial (Member)
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Loans and Leases	11,613.4	11,715.7
Commercial (Member) | Commercial And Institutional Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Loans and Leases	5,914.5	6,312.1
Commercial (Member) | Commercial Real Estate Construction Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Loans and Leases	3,242.4	3,213.2
Commercial (Member) | Finance Leases Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Loans and Leases	1,063.7	1,004.4
Commercial (Member) | Non United States
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Loans and Leases	1,046.2	728.5
Commercial (Member) | Commercial Other Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Loans and Leases	346.6	457.5
Personal (Member)
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Loans and Leases	16,518.6	16,090
Personal (Member) | Residential Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Loans and Leases	10,854.9	10,807.7
Personal (Member) | Private client
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Loans and Leases	5,423.7	5,004.4
Personal (Member) | Personal Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Loans and Leases	$ 240	$ 277.9

Impaired Loans by Segments (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Financing Receivable, Impaired [Line Items]
Recorded Investment	$ 301.2	$ 232.1
Unpaid Principal Balance	372.3	271.9
Specific Reserve	51.7	43.8
Commercial (Member)
Financing Receivable, Impaired [Line Items]
Recorded Investment	180.5	156.7
Unpaid Principal Balance	225.2	193.4
Specific Reserve	49.3	42.7
Commercial (Member) | Commercial And Institutional Loans | Impaired Financing Receivable with No Related Allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	17.9	23.4
Unpaid Principal Balance	26.1	26.4
Commercial (Member) | Commercial And Institutional Loans | Impaired Financing Receivable with Related Allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	41.7	24.8
Unpaid Principal Balance	47.8	29
Specific Reserve	19.8	12.1
Commercial (Member) | Commercial Real Estate Construction Financing Receivable | Impaired Financing Receivable with No Related Allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	43.7	41.3
Unpaid Principal Balance	62.4	58.6
Commercial (Member) | Commercial Real Estate Construction Financing Receivable | Impaired Financing Receivable with Related Allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	77.2	67.2
Unpaid Principal Balance	88.9	79.4
Specific Reserve	29.5	30.6
Personal (Member)
Financing Receivable, Impaired [Line Items]
Recorded Investment	120.7	75.4
Unpaid Principal Balance	147.1	78.5
Specific Reserve	2.4	1.1
Personal (Member) | Residential Real Estate | Impaired Financing Receivable with No Related Allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	111.9	70.4
Unpaid Principal Balance	138.1	73.3
Personal (Member) | Residential Real Estate | Impaired Financing Receivable with Related Allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	5.1	1.7
Unpaid Principal Balance	5.1	1.9
Specific Reserve	2.4	0.8
Personal (Member) | Private client | Impaired Financing Receivable with No Related Allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	3.7	2.5
Unpaid Principal Balance	3.9	2.5
Personal (Member) | Private client | Impaired Financing Receivable with Related Allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment		0.8
Unpaid Principal Balance		0.8
Specific Reserve		$ 0.3

Changes in the Reserve for Credit Losses (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	$ 340.6	$ 251.1	$ 160.2
Charge-Offs	(150.1)	(132.3)	(25.7)
Recoveries	6.9	6.5	2.5
Net Charge-Offs	(143.2)	(125.8)	(23.2)
Provision for Credit Losses	160	215	115
Effect of Foreign Exchange Rates	(0.1)	0.3	(0.9)
Balance at End of Year	357.3	340.6	251.1
Loans and Leases	319.6	309.2	229.1
Unfunded Commitments and Standby Letters of Credit	37.7	31.4	22
Total Reserve for Credit Losses	$ 357.3	$ 340.6	$ 251.1

Reserve for Credit Losses and Recorded Investments in Loans and Leases by Segment (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Financing Receivable, Allowance for Credit Losses [Line Items]
Specifically Evaluated for Impairment	$ 301.2	$ 232.1
Evaluated for Inherent Impairment	27,830.8	27,573.6
Total Loans and Leases	28,132	27,805.7
Specifically Evaluated for Impairment	51.7	43.8
Evaluated for Inherent Impairment	267.9	265.4
Reserve assigned to loans and leases	319.6	309.2	229.1
Reserve assigned to unfunded commitments and standby letters of credit	37.7	31.4	22
Total Reserve for Credit Losses	357.3	340.6	251.1	160.2
Commercial (Member)
Financing Receivable, Allowance for Credit Losses [Line Items]
Specifically Evaluated for Impairment	180.5	156.7
Evaluated for Inherent Impairment	11,432.9	11,559
Total Loans and Leases	11,613.4	11,715.7
Specifically Evaluated for Impairment	49.3	42.7
Evaluated for Inherent Impairment	171.4	180.2
Reserve assigned to loans and leases	220.7	222.9
Reserve assigned to unfunded commitments and standby letters of credit	36	29.3
Total Reserve for Credit Losses	256.7	252.2
Personal (Member)
Financing Receivable, Allowance for Credit Losses [Line Items]
Specifically Evaluated for Impairment	120.7	75.4
Evaluated for Inherent Impairment	16,397.9	16,014.6
Total Loans and Leases	16,518.6	16,090
Specifically Evaluated for Impairment	2.4	1.1
Evaluated for Inherent Impairment	96.5	85.2
Reserve assigned to loans and leases	98.9	86.3
Reserve assigned to unfunded commitments and standby letters of credit	1.7	2.1
Total Reserve for Credit Losses	$ 100.6	$ 88.4

Concentrations of Credit Risk - Additional Information (Detail) (USD $)	Dec. 31, 2010	Dec. 31, 2009
Ceded Credit Risk [Line Items]
Average loans	$ 2,272,900,000	$ 2,065,200,000
Residential Real Estate	10,854,900,000	10,807,700,000
Legally binding commitments to extend credit	2,500,000,000	2,500,000,000
Money Market Funds
Ceded Credit Risk [Line Items]
Credit risk to banks - money market assets	15,500,000,000	13,200,000,000
Demand Deposits
Ceded Credit Risk [Line Items]
Credit risk to banks - money market assets	2,700,000,000	2,400,000,000
Commercial (Member) | Commercial Real Estate Construction Financing Receivable
Ceded Credit Risk [Line Items]
Average loans	1,400,000
Upper Limit | Residential Real Estate
Ceded Credit Risk [Line Items]
Percentage of loan to collateral value	80.00%
Lower Limit | Residential Real Estate
Ceded Credit Risk [Line Items]
Percentage of loan to collateral value	65.00%
Residential Real Estate
Ceded Credit Risk [Line Items]
Percentage of loan portfolio	40.00%	40.00%
Greater Chicago Area
Ceded Credit Risk [Line Items]
Residential Real Estate	4,000,000,000
Florida
Ceded Credit Risk [Line Items]
Residential Real Estate	2,900,000,000
California State
Ceded Credit Risk [Line Items]
Residential Real Estate	$ 1,400,000,000

Commercial Real Estate Loan Types (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Commercial Mortgages:
Office	$ 605.3	$ 592.7
Apartment/ Multi-family	572.4	521.6
Retail	517.8	453.1
Industrial/ Warehouse	383.7	378.1
Other	193.7	119.7
Total Commercial Mortgages	2,272.9	2,065.2
Construction, Acquisition and Development Loans	591.8	678.2
Single Family Investment	246.8	272.5
Other Commercial Real Estate Related	130.9	197.3
Total Commercial Real Estate Loans	$ 3,242.4	$ 3,213.2

Summary of Buildings and Equipment (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Property, Plant, and Equipment Disclosure [Line Items]
Original Cost	$ 879	$ 947.2
Accumulated Depreciation	374.5	403.7
Net Book Value	504.5	543.5
Land Improvements
Property, Plant, and Equipment Disclosure [Line Items]
Original Cost	33.5	41.7
Accumulated Depreciation	0.6	0.8
Net Book Value	32.9	40.9
Building
Property, Plant, and Equipment Disclosure [Line Items]
Original Cost	201	256.8
Accumulated Depreciation	70.6	87.7
Net Book Value	130.4	169.1
Equipment
Property, Plant, and Equipment Disclosure [Line Items]
Original Cost	342	359
Accumulated Depreciation	160	185.6
Net Book Value	182	173.4
Leasehold Improvements
Property, Plant, and Equipment Disclosure [Line Items]
Original Cost	218.6	205.8
Accumulated Depreciation	99.4	88.3
Net Book Value	119.2	117.5
Capital Lease Obligations (Member)
Property, Plant, and Equipment Disclosure [Line Items]
Original Cost	83.9	83.9
Accumulated Depreciation	43.9	41.3
Net Book Value	$ 40	$ 42.6

Buildings and Equipment - Additional Information (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Property, Plant and Equipment [Line Items]
Depreciation of assets	$ 93.5	$ 95.7	$ 87.6

Lease Commitments - Additional Information (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2010 Operating Leases	Dec. 31, 2009 Operating Leases	Dec. 31, 2008 Operating Leases
Schedule of Finance Lease Obligations [Line Items]
Future minimum lease payments, term	all non-cancelable operating leases with a term of 1 year
One of the buildings and related land utilized for Chicago operations	In the event of sale or refinancing, the Bank would anticipate receiving full repayment of any outstanding loans plus 42% of any proceeds in excess of the original project costs
Net rental expense		$ 68.1	$ 70.2	$ 67.6

Future Minimum Lease Payments for Non-cancelable Operating Leases (Detail) (USD $) In Millions	Dec. 31, 2010
Schedule of Operating Leases [Line Items]
2011	$ 73.7
2012	74
2013	68.5
2014	62.1
2015	55.8
Later Years	389.5
Total Minimum Lease Payments	$ 723.6

Future Minimum Lease Payments for Capital Leases (Detail) (USD $) In Millions	Dec. 31, 2010
Schedule of Capital Lease Obligations [Line Items]
2011	$ 7.7
2012	7.9
2013	8.1
2014	8.4
2015	8.3
Later Years	31
Total Minimum Lease Payments, net	71.4
Less: Amount Representing Interest	23.3
Net Present Value under Capital Lease Obligations	$ 48.1

Changes In the Carrying Amount of Goodwill (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009
Goodwill [Line Items]
Beginning Balance	$ 401.6		$ 389.4
Goodwill Acquired	4.6
Other Changes	(5.3)	[1]	12.2	[1]
Ending Balance	400.9		401.6
Corporate and Institutional Service
Goodwill [Line Items]
Beginning Balance	334.7		322.6
Goodwill Acquired
Other Changes	(5.2)	[1]	12.1	[1]
Ending Balance	329.5		334.7
Personal Financial Services
Goodwill [Line Items]
Beginning Balance	66.9		66.8
Goodwill Acquired	4.6
Other Changes	(0.1)	[1]	0.1	[1]
Ending Balance	$ 71.4		$ 66.9

[1]	Includes the effect of foreign exchange rates on non-U.S. dollar denominated goodwill.

Other Intangible Assets Subject to Amortization (Detail) (USD $) In Millions	Dec. 31, 2010		Dec. 31, 2009
Expected Amortization Expense [Line Items]
Gross Carrying Amount	$ 164.2	[1]	$ 157	[1]
Accumulated Amortization	111	[1]	96.3	[1]
Net Book Value	$ 53.2	[1]	$ 60.7	[1]

[1]	Includes the effect of foreign exchange rates on non-U.S. dollar denominated intangible assets.

Goodwill and Other Intangibles - Additional Information (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Goodwill and Intangible Assets Disclosure [Line Items]
Amortization expense related to other intangible assets	$ 14.8	$ 16.2	$ 17.8
Estimated future amortization expense for 2011	11.8
Estimated future amortization expense for 2012	11.6
Estimated future amortization expense for 2013	11.3
Estimated future amortization expense for 2014	11.2
Estimated future amortization expense for 2015	$ 3.8

Summary of Senior Notes Outstanding (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009		Dec. 31, 2010 Fixed Rate Corporate Senior Notes 5.30 Percent Due August 2011		Dec. 31, 2009 Fixed Rate Corporate Senior Notes 5.30 Percent Due August 2011		Dec. 31, 2010 Fixed Rate Corporate Senior Notes 5.20 Percent Due November 2012		Dec. 31, 2009 Fixed Rate Corporate Senior Notes 5.20 Percent Due November 2012		Dec. 31, 2010 Fixed Rate Corporate Senior Notes 5.50 Percent Due August 2013		Dec. 31, 2009 Fixed Rate Corporate Senior Notes 5.50 Percent Due August 2013		Dec. 31, 2010 Fixed Rate Corporate Senior Notes 3.45 Percent Due November 2020		Dec. 31, 2009 Fixed Rate Corporate Senior Notes 3.45 Percent Due November 2020	Dec. 31, 2010 Fixed Rate Corporate Senior Notes 4.63 Percent Due May 2014		Dec. 31, 2009 Fixed Rate Corporate Senior Notes 4.63 Percent Due May 2014		Dec. 31, 2010 Sterling Denominated Floating Rate Bank Senior Note 0.71 Percent Due March 2010		Dec. 31, 2009 Sterling Denominated Floating Rate Bank Senior Note 0.71 Percent Due March 2010
Debt Outstanding [Line Items]
Interest Rate				5.30%	[1],[2],[3]			5.20%	[1],[2],[4],[5]			5.50%	[1],[2],[4],[6]			3.45%	[1],[2],[7]		4.63%	[1],[2]			0.71%	[1],[2],[8]
Senior Notes	$ 1,896.1	$ 1,551.8	[1],[2]	$ 249.9	[1],[2],[3]	$ 249.7	[1],[2],[3]	$ 214.6	[1],[2],[4],[5]	$ 215.3	[1],[2],[4],[5]	$ 432.2	[1],[2],[4],[6]	$ 425.5	[1],[2],[4],[6]	$ 499.4	[1],[2],[7]	[1],[2],[7]	$ 500	[1],[2]	$ 500	[1],[2]		[1],[2],[8]	$ 161.3	[1],[2],[8]

[1]	Debt issue costs are recorded as an asset and amortized on a straight-line basis over the life of the Note.
[2]	Not redeemable prior to maturity.
[3]	Notes issued at a discount of .035%.
[4]	Interest-rate swap contracts were entered into to modify the interest expense on these senior and subordinated notes from fixed rates to floating rates. The swaps are recorded as fair value hedges and at December 31, 2010, increases in the carrying values of the senior and subordinated notes outstanding of $47.8 million and $67.4 million, respectively, were recorded. As of December 31, 2009, increases in the carrying values of senior and subordinated notes outstanding of $42.1 million and $41.7 million, respectively, were recorded.
[5]	Notes issued at a discount of .044%.
[6]	Notes issued at a discount of .09%.
[7]	Notes issued at a discount of .117%
[8]	Under the terms of its current Offering Circular dated October 29, 2010, the Bank has the ability to offer from time to time its senior bank notes in an aggregate principal amount of up to $4.5 billion at any one time outstanding and up to an additional $1.0 billion of subordinated notes. Each senior note will mature from 30 days to fifteen years, and each subordinated note will mature from five years to fifteen years, following its date of original issuance. Each note will mature on such date as selected by the initial purchaser and agreed to by the Bank.

Summary of Long-term Debt Outstanding (Detail) (USD $) In Millions	Dec. 31, 2010		Dec. 31, 2009
Debt Disclosure [Line Items]
Bank-Subordinated Debt	$ 1,148.7		$ 1,132.5
Federal Home Loan Bank Borrowings	1,532.5		1,697.5
Capital Lease Obligations	48.1	[1]	7.8	[1]
Total Long-Term Debt	2,729.3		2,837.8
Long-Term Debt Qualifying as Risk-Based Capital	765.8		892
Notes 6.50 Percent Bank Subordinated Debt Due August 2018
Debt Disclosure [Line Items]
Bank-Subordinated Debt	337.6	[2],[3],[4],[5],[6]	321.7	[2],[3],[4],[5],[6]
Notes 6.30 Percent Bank Subordinated Debt Due March 2011
Debt Disclosure [Line Items]
Bank-Subordinated Debt	150	[2],[4],[6]	150	[2],[4],[6]
Notes 4.60 Percent Bank Subordinated Debt Due February 2013
Debt Disclosure [Line Items]
Bank-Subordinated Debt	200	[2],[4],[6]	200	[2],[4],[6]
Notes 5.85 Percent Bank Subordinated Debt Due November 2017
Debt Disclosure [Line Items]
Bank-Subordinated Debt	229.5	[2],[3],[4],[6]	219.5	[2],[3],[4],[6]
Sterling Denominated Notes 5.375 Percent Bank Subordinated Debt Due March 2015
Debt Disclosure [Line Items]
Bank-Subordinated Debt	231.6	[2],[4],[7]	241.3	[2],[4],[7]
One Year from Balance Sheet Date
Debt Disclosure [Line Items]
Federal Home Loan Bank Borrowings	426.4		165
More than One and within Three Years from Balance Sheet Date
Debt Disclosure [Line Items]
Federal Home Loan Bank Borrowings	870		1,096.4
More than Three and within Five Years from Balance Sheet Date
Debt Disclosure [Line Items]
Federal Home Loan Bank Borrowings	135		335
Matures After Five Years Through Ten Years
Debt Disclosure [Line Items]
Federal Home Loan Bank Borrowings	101.1		101.1
Long-term Debt
Debt Disclosure [Line Items]
Total Long-Term Debt	$ 2,729.3		$ 2,837.8

[1]	Refer to Note 9.
[2]	Debt issue costs are recorded as an asset and amortized on a straight-line basis over the life of the Note.
[3]	Interest-rate swap contracts were entered into to modify the interest expense on these senior and subordinated notes from fixed rates to floating rates. The swaps are recorded as fair value hedges and at December 31, 2010, increases in the carrying values of the senior and subordinated notes outstanding of $47.8 million and $67.4 million, respectively, were recorded. As of December 31, 2009, increases in the carrying values of senior and subordinated notes outstanding of $42.1 million and $41.7 million, respectively, were recorded.
[4]	Not redeemable prior to maturity.
[5]	Notes issued at a discount of .02%
[6]	Under the terms of its current Offering Circular dated October 29, 2010, the Bank has the ability to offer from time to time its senior bank notes in an aggregate principal amount of up to $4.5 billion at any one time outstanding and up to an additional $1.0 billion of subordinated notes. Each senior note will mature from 30 days to fifteen years, and each subordinated note will mature from five years to fifteen years, following its date of original issuance. Each note will mature on such date as selected by the initial purchaser and agreed to by the Bank.
[7]	Notes issued at a discount of .484%.

Summary of Long-term Debt Outstanding (Parenthetical) (Detail) (USD $) In Billions, unless otherwise specified	1 Months Ended						1 Months Ended						1 Months Ended						1 Months Ended						1 Months Ended																1 Months Ended					1 Months Ended			1 Months Ended			1 Months Ended
	Oct. 29, 2010 Upper Limit Notes 6.50 Percent Bank Subordinated Debt Due August 2018	Oct. 29, 2010 Lower Limit Notes 6.50 Percent Bank Subordinated Debt Due August 2018	Dec. 31, 2010 Notes 6.50 Percent Bank Subordinated Debt Due August 2018		Dec. 31, 2009 Notes 6.50 Percent Bank Subordinated Debt Due August 2018		Oct. 29, 2010 Upper Limit Notes 6.30 Percent Bank Subordinated Debt Due March 2011	Oct. 29, 2010 Lower Limit Notes 6.30 Percent Bank Subordinated Debt Due March 2011	Dec. 31, 2010 Notes 6.30 Percent Bank Subordinated Debt Due March 2011		Dec. 31, 2009 Notes 6.30 Percent Bank Subordinated Debt Due March 2011		Oct. 29, 2010 Upper Limit Notes 4.60 Percent Bank Subordinated Debt Due February 2013	Oct. 29, 2010 Lower Limit Notes 4.60 Percent Bank Subordinated Debt Due February 2013	Dec. 31, 2010 Notes 4.60 Percent Bank Subordinated Debt Due February 2013		Dec. 31, 2009 Notes 4.60 Percent Bank Subordinated Debt Due February 2013		Oct. 29, 2010 Upper Limit Notes 5.85 Percent Bank Subordinated Debt Due November 2017	Oct. 29, 2010 Lower Limit Notes 5.85 Percent Bank Subordinated Debt Due November 2017	Dec. 31, 2010 Notes 5.85 Percent Bank Subordinated Debt Due November 2017		Dec. 31, 2009 Notes 5.85 Percent Bank Subordinated Debt Due November 2017		Oct. 29, 2010 Upper Limit Sterling Denominated Notes 5.375 Percent Bank Subordinated Debt Due March 2015	Oct. 29, 2010 Lower Limit Sterling Denominated Notes 5.375 Percent Bank Subordinated Debt Due March 2015	Dec. 31, 2010 Sterling Denominated Notes 5.375 Percent Bank Subordinated Debt Due March 2015		Dec. 31, 2009 Sterling Denominated Notes 5.375 Percent Bank Subordinated Debt Due March 2015		Dec. 31, 2010 One Year from Balance Sheet Date	Dec. 31, 2009 One Year from Balance Sheet Date	Dec. 31, 2010 More than One and within Three Years from Balance Sheet Date	Dec. 31, 2009 More than One and within Three Years from Balance Sheet Date	Dec. 31, 2010 More than Three and within Five Years from Balance Sheet Date	Dec. 31, 2009 More than Three and within Five Years from Balance Sheet Date	Dec. 31, 2010 Matures After Five Years Through Ten Years	Dec. 31, 2009 Matures After Five Years Through Ten Years	Oct. 29, 2010 Senior Notes (Member)	Oct. 29, 2010 Subordinated Debt (Member)	Oct. 29, 2010 Upper Limit Sterling Denominated Floating Rate Bank Senior Note 0.71 Percent Due March 2010	Oct. 29, 2010 Lower Limit Sterling Denominated Floating Rate Bank Senior Note 0.71 Percent Due March 2010	Oct. 29, 2010 Upper Limit Fixed Rate Corporate Senior Notes 5.30 Percent Due August 2011	Oct. 29, 2010 Lower Limit Fixed Rate Corporate Senior Notes 5.30 Percent Due August 2011	Dec. 31, 2010 Fixed Rate Corporate Senior Notes 5.30 Percent Due August 2011	Oct. 29, 2010 Upper Limit Fixed Rate Corporate Senior Notes 5.20 Percent Due November 2012	Oct. 29, 2010 Lower Limit Fixed Rate Corporate Senior Notes 5.20 Percent Due November 2012	Dec. 31, 2010 Fixed Rate Corporate Senior Notes 5.20 Percent Due November 2012	Oct. 29, 2010 Upper Limit Fixed Rate Corporate Senior Notes 5.50 Percent Due August 2013	Oct. 29, 2010 Lower Limit Fixed Rate Corporate Senior Notes 5.50 Percent Due August 2013	Dec. 31, 2010 Fixed Rate Corporate Senior Notes 5.50 Percent Due August 2013	Oct. 29, 2010 Upper Limit Fixed Rate Corporate Senior Notes 4.63 Percent Due May 2014	Oct. 29, 2010 Lower Limit Fixed Rate Corporate Senior Notes 4.63 Percent Due May 2014	Oct. 29, 2010 Upper Limit Fixed Rate Corporate Senior Notes 3.45 Percent Due November 2020	Oct. 29, 2010 Lower Limit Fixed Rate Corporate Senior Notes 3.45 Percent Due November 2020	Dec. 31, 2010 Fixed Rate Corporate Senior Notes 3.45 Percent Due November 2020
Debt Disclosure [Line Items]
Notes, stated interest rate			6.50%	[1],[2],[3],[4]	6.50%	[1],[2],[3],[4]			6.30%	[1],[3],[5]	6.30%	[1],[3],[5]			4.60%	[1],[3],[5]	4.60%	[1],[3],[5]			5.85%	[1],[2],[3],[5]	5.85%	[1],[2],[3],[5]			5.38%	[1],[3],[6]	5.38%	[1],[3],[6]
Federal Home Loan Bank Borrowings, Average Rate at Year End																															4.18%	6.53%
Federal Home Loan Bank Borrowings, Average Rate at Year End																																	4.46%	4.46%
Federal Home Loan Bank Borrowings, Average Rate at Year End																																			4.40%	4.08%
Federal Home Loan Bank Borrowings, Average Rate at Year End																																					6.38%	6.38%
Offering Circular, ability to offer notes in aggregate principal amount																																							$ 4.5	$ 1
Debt maturity	P15Y	P5Y					P15Y	P5Y					P15Y	P5Y					P15Y	P5Y					P15Y	P5Y															P15Y	P30D	P15Y	P30D		P15Y	P30D		P15Y	P30D		P15Y	P30D	P15Y	P30D
Notes issued at a discount			0.02%																								0.48%																		0.04%			0.04%			0.09%					0.12%

[1]	Debt issue costs are recorded as an asset and amortized on a straight-line basis over the life of the Note.
[2]	Interest-rate swap contracts were entered into to modify the interest expense on these senior and subordinated notes from fixed rates to floating rates. The swaps are recorded as fair value hedges and at December 31, 2010, increases in the carrying values of the senior and subordinated notes outstanding of $47.8 million and $67.4 million, respectively, were recorded. As of December 31, 2009, increases in the carrying values of senior and subordinated notes outstanding of $42.1 million and $41.7 million, respectively, were recorded.
[3]	Not redeemable prior to maturity.
[4]	Notes issued at a discount of .02%
[5]	Under the terms of its current Offering Circular dated October 29, 2010, the Bank has the ability to offer from time to time its senior bank notes in an aggregate principal amount of up to $4.5 billion at any one time outstanding and up to an additional $1.0 billion of subordinated notes. Each senior note will mature from 30 days to fifteen years, and each subordinated note will mature from five years to fifteen years, following its date of original issuance. Each note will mature on such date as selected by the initial purchaser and agreed to by the Bank.
[6]	Notes issued at a discount of .484%.

Summary of Senior Notes Outstanding (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Senior Notes (Member) | Interest Rate Swap
Debt Outstanding [Line Items]
Increases in the carrying values of notes outstanding covered by interest-rate swap contracts	$ 47.8	$ 42.1
Subordinated Debt (Member) | Interest Rate Swap
Debt Outstanding [Line Items]
Increases in the carrying values of notes outstanding covered by interest-rate swap contracts	$ 67.4	$ 41.7
Fixed Rate Corporate Senior Notes 5.30 Percent Due August 2011
Debt Outstanding [Line Items]
Notes issued at a discount	0.04%
Fixed Rate Corporate Senior Notes 5.20 Percent Due November 2012
Debt Outstanding [Line Items]
Notes issued at a discount	0.04%
Fixed Rate Corporate Senior Notes 5.50 Percent Due August 2013
Debt Outstanding [Line Items]
Notes issued at a discount	0.09%
Fixed Rate Corporate Senior Notes 3.45 Percent Due November 2020
Debt Outstanding [Line Items]
Notes issued at a discount	0.12%

Floating Rate Capital Debt - Additional Information (Detail) (USD $) In Millions, except Per Share data	1 Months Ended
	Apr. 30, 1997	Jan. 31, 1997
NTC Capital I Subordinated Debentures Due January 15th 2027
Debt Instrument [Line Items]
Floating Rate Capital Securities, issued		150
Floating Rate Capital Securities, terms of issue		The Series A Securities were issued at a discount to yield 60.5 basis points above the three-month London Interbank Offered Rate (LIBOR) and are due January 15, 2027.
Floating Rate Capital Securities, due date		Jan 15, 2027
Liquidation amount per Security		1,000
Interest rate on the securities		Three-month LIBOR plus 0.52%
NTC Capital II Subordinated Debentures Due April 15th 2027
Debt Instrument [Line Items]
Floating Rate Capital Securities, issued	$ 120
Floating Rate Capital Securities, terms of issue	The Series B Securities were issued at a discount to yield 67.9 basis points above the three-month LIBOR and are due April 15, 2027
Floating Rate Capital Securities, due date	Apr 15, 2027
Liquidation amount per Security	$ 1,000
Interest rate on the securities	Three-month LIBOR plus 0.59%
Maximum consecutive periods on the deferred payment of interest		20Q

Summary of the Book Value of the Outstanding Subordinated Debentures (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Debt Outstanding [Line Items]
Floating Rate Capital Debt	$ 276.9	$ 276.8
NTC Capital I Subordinated Debentures Due January 15th 2027
Debt Outstanding [Line Items]
Floating Rate Capital Debt	153.8	153.8
NTC Capital II Subordinated Debentures Due April 15th 2027
Debt Outstanding [Line Items]
Floating Rate Capital Debt	$ 123.1	$ 123

Stockholders' Equity - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended						1 Months Ended				12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	May 01, 2009	Nov. 30, 2008	Oct. 26, 2006	Aug. 31, 2009 Series B Preferred Stock	Jun. 30, 2009 Series B Preferred Stock	Dec. 31, 2008 Series B Preferred Stock	Nov. 30, 2008 Series B Preferred Stock	Dec. 31, 2009 Series B Preferred Stock	Dec. 31, 2008 Series B Preferred Stock
Stockholders Equity Note [Line Items]
Preferred stock, authorized shares	10,000,000
Preferred stock, no par value	$ 0
Preferred stock, outstanding	0	0
Common stock, issued				17,250,000
Common Stock, Par Value	$ 1.6667	$ 1.6667		$ 1.6667
Share buyback program authorization						12,000,000
Additional shares authorized for repurchase	7,200,000
Average price paid per share for common stock repurchased	$ 52.33	$ 55.05	$ 68.68
Issued shares of Series B Preferred Stock									1,576,000
Proceeds from shares of Series B Preferred Stock and a warrant issued									$ 1,576
Payment to repurchase preferred share investment								1,576
Repurchase of warrant		87					87
Series B Preferred Stock, par value										$ 0
Series B Preferred Stock, liquidation preference per share										$ 1,000
Dividend payment terms										Cumulative dividends on the Series B Preferred Stock accrued on the liquidation preference at a rate of 5% per annum for the first five years, and at a rate of 9% per annum thereafter.
Dividends liquidation preference percentage, within next five years										5.00%
Dividends liquidation preference percentage, thereafter										9.00%
Discounted cash flow model for fair value of preferred dividends, assumed market yield										12.00%
Discounted cash flow model for fair value of preferred dividends, assumed effective yield										6.13%
Discounted cash flow model for fair value of preferred dividends, estimated life (years)										5
Dividends on the preferred stock and the related accretion of the discount											$ 111.1	$ 12
Warrant to purchase shares of common stock					3,824,624
Warrant Exercise price					61.81
Warrant term (years)					10
Fair value assumption for warrant to purchase common stock, life (years)					10
Fair value assumption for warrant to purchase common stock, dividend yield					2.19%
Fair value assumption for warrant to purchase common stock, stock price volatility					36.06%
Fair value assumption for warrant to purchase common stock, risk free interest rate					3.98%

Changes in the Number of Shares of Common Stock Outstanding (Detail)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Reconciliation of Restricted Stock Activity [Line Items]
Balance at January 1	241,679,942	223,263,132	220,608,834
Common Stock Issuance		17,250,000
Incentive Plan and Awards	300,376	479,359	296,621
Stock Options Exercised	419,846	938,249	3,450,608
Treasury Stock Purchased	(131,261)	(250,798)	(1,092,931)
Balance at December 31	242,268,903	241,679,942	223,263,132

Components of Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance (Net of Tax)	$ (361.6)	$ (494.9)	$ (90.3)
Period Change Before Tax Amount	116.3	198	(536.8)
Period Change Tax Effect	(60)	(64.7)	132.2
Ending Balance (Net of Tax)	(305.3)	(361.6)	(494.9)
Noncredit Related Unrealized Losses on Securities OTTI
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance (Net of Tax)	(42)
Period Change Before Tax Amount	33	(66.4)
Period Change Tax Effect	(12.2)	24.4
Ending Balance (Net of Tax)	(21.2)	(42)
Other Net Unrealized Investment Gains and Losses
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance (Net of Tax)	24.3	(248.5)	(28.7)
Period Change Before Tax Amount	(8.8)	374.7	(348.9)
Period Change Tax Effect	3.4	(137.5)	129.1
Ending Balance (Net of Tax)	(5.1)	24.3	(248.5)
Accumulated Net Unrealized Investment Gain (Loss), Reclassification Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance (Net of Tax)	(14.5)	35.6
Period Change Before Tax Amount	20.2	(22.9)	56.3
Period Change Tax Effect	(7.4)	8.4	(20.7)
Ending Balance (Net of Tax)	12.8	(14.5)	35.6
Accumulated Net Unrealized Investment Gain (Loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance (Net of Tax)	(41.7)	(212.9)	(28.7)
Period Change Before Tax Amount	44.4	270.4	(292.6)
Period Change Tax Effect	(16.2)	(99.2)	108.4
Ending Balance (Net of Tax)	(13.5)	(41.7)	(212.9)
Accumulated Net Gain (Loss) From Designated Or Qualifying Cash Flow Hedges, Other
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance (Net of Tax)	(15.5)	(9.1)	(3)
Period Change Before Tax Amount	46.7	8.2	(9.7)
Period Change Tax Effect	(17.1)	(3)	3.6
Ending Balance (Net of Tax)	3.4	(15.5)	(9.1)
Accumulated Net Gain (Loss) From Designated Or Qualifying Cash Flow Hedges, Reclassification Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance (Net of Tax)	(10.7)	(11.6)
Period Change Before Tax Amount	12.6	(16.9)	(18.5)
Period Change Tax Effect	(4.6)	6.2	6.9
Ending Balance (Net of Tax)	8	(10.7)	(11.6)
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance (Net of Tax)	(26.2)	(20.7)	(3)
Period Change Before Tax Amount	59.3	(8.7)	(28.2)
Period Change Tax Effect	(21.7)	3.2	10.5
Ending Balance (Net of Tax)	11.4	(26.2)	(20.7)
Accumulated Translation Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance (Net of Tax)	11.3	12.8	21.2
Period Change Before Tax Amount	4	(38.1)	91.9
Period Change Tax Effect	(22.3)	36.6	(100.3)
Ending Balance (Net of Tax)	(7)	11.3	12.8
Actuarial Gains And Losses
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance (Net of Tax)	(310.5)	(266.5)	(71)
Period Change Before Tax Amount	12.1	(46.1)	(310.1)
Period Change Tax Effect	(1.1)	2.1	114.6
Ending Balance (Net of Tax)	(299.5)	(310.5)	(266.5)
Prior Service Credit And Cost
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance (Net of Tax)	5.5	(6.4)	(7.1)
Period Change Before Tax Amount	(3.5)	18.6	1.4
Period Change Tax Effect	1.3	(6.7)	(0.7)
Ending Balance (Net of Tax)	3.3	5.5	(6.4)
Transition Obligation (Member)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance (Net of Tax)		(1.2)	(1.7)
Period Change Before Tax Amount		1.9	0.8
Period Change Tax Effect		(0.7)	(0.3)
Ending Balance (Net of Tax)			(1.2)
Accumulated Defined Benefit Plans Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance (Net of Tax)	(305)	(274.1)	(79.8)
Period Change Before Tax Amount	8.6	(25.6)	(307.9)
Period Change Tax Effect	0.2	(5.3)	113.6
Ending Balance (Net of Tax)	(296.2)	(305)	(274.1)
Change in Accounting Principle
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance (Net of Tax)
Period Change Before Tax Amount		(15)
Period Change Tax Effect		5.5
Ending Balance (Net of Tax)		$ (9.5)

Computations of Net Income (Loss) Per Common Share (Detail) (USD $) In Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Basic Net Income Per Common Share
Average Number of Common Shares Outstanding	242,028,776	235,511,879	221,446,382
Net Income	$ 669.5	$ 864.2	$ 794.8
Less: Dividends on Preferred Stock		(111.1)	(12)
Net Income Applicable to Common Stock	669.5	753.1	782.8
Less: Earnings Allocated to Participating Securities	5.6	5.3	6.3
Earnings Allocated to Common Shares Outstanding	663.9	747.8	776.5
Basic Net Income Per Common Share	$ 2.74	$ 3.18	$ 3.51
Diluted Net Income Per Common Share
Average Number of Common Shares Outstanding	242,028,776	235,511,879	221,446,382
Plus Stock Option Dilution	473,755	904,150	2,607,048
Average Common and Potential Common Shares	242,502,531	236,416,029	224,053,430
Earnings Allocated to Common and Potential Common Shares	$ 663.9	$ 747.8	$ 776.5
Diluted Net Income Per Common Share	$ 2.74	$ 3.16	$ 3.47

Computations of Net Income (Loss) Per Common Share (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Earnings Per Share Disclosure [Line Items]
Common stock equivalents not included in the computation of diluted earnings per share because their inclusion would have been antidilutive	8,392,686	7,146,701	3,431,701

Components of Net Interest Income (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Interest Income
Loans and Leases	$ 932.6	$ 942.2	$ 1,187.2
Securities - Taxable	186	208.4	320.7
- Non-Taxable	29.5	33.5	35.9
Time Deposits with Banks	134.6	209.6	888.2
Federal Reserve Deposits and Other	14	12.3	46.5
Total Interest Income	1,296.7	1,406	2,478.5
Interest Expense
Deposits	201	207	1,116
Federal Funds Purchased	4.8	5.7	32.2
Securities Sold under Agreements to Repurchase	1	1.1	22.7
Other Borrowings	5.4	4.2	22.5
Senior Notes	48.6	44	44.3
Long-Term Debt	114.8	139.9	150.1
Floating Rate Capital Debt	2.4	4.3	11.6
Total Interest Expense	378	406.2	1,399.4
Net Interest Income	$ 918.7	$ 999.8	$ 1,079.1

Components of Other Operating Income (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating Loss Carryforwards [Line Items]
Loan Service Fees	$ 60.3	$ 52.1	$ 30
Banking Service Fees	57.3	53.1	39.4
Non-Trading Foreign Exchange Gains (Losses), net	(2.8)	(1.4)	36.1
Credit Default Swap Gains (Losses), net	(1.7)	(4.6)	35.4
Other Income	33.2	37.6	46
Total Other Operating Income	$ 146.3	$ 136.8	$ 186.9

Components of Other Operating Expenses (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Component of Operating Other Cost and Expense [Line Items]
Business Promotion	$ 81	$ 66.6	$ 87.8
FDIC Insurance Premiums	33.9	54.1	5.6
Staff Related	37.4	31.3	38.1
Other Intangibles Amortization	14.4	16.2	17.8
Capital Support Agreements		(109.3)	314.1
Securities Lending Client Support			167.6
Auction Rate Securities Purchase Program			54.6
Other Expenses	103.3	77.4	100.7
Total Other Operating Expenses	$ 270	$ 136.3	$ 786.3

Visa Membership - Additional Information (Detail) (USD $) In Millions	3 Months Ended	12 Months Ended				12 Months Ended
	Mar. 31, 2008	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Mar. 31, 2008 Visa Interest	Dec. 31, 2010 Visa Indemnification	Dec. 31, 2009 Visa Indemnification	Dec. 31, 2008 Visa Indemnification	Dec. 31, 2007 Visa Indemnification
Proceeds from redemption of a portion of the shares of Visa common stock held by Northern Trust	$ 167.9
Gain on redemption of Visa common stock	167.9			167.9
Remaining Visa shares held by Northern Trust, original cost basis					0
Visa Indemnification Benefit (Charges)		(33)	(17.8)	(76.1)		(33)	(17.8)	(76.1)	150
Fair value of net Visa indemnification liability						$ 23.1	$ 56.1

Reconciliation of Total Provision for Income Taxes with Amounts Computed at Federal Tax Rate of 35% (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Reconciliation of Statutory Federal Tax Rate [Line Items]
Tax at Statutory Rate	$ 346.4	$ 439.3	$ 446.5
Tax Exempt Income	(10.8)	(11.9)	(12.4)
Leveraged Lease Adjustments	(0.8)	(4.8)	61.3
Foreign Tax Rate Differential	(20.1)	(20.9)	(47.8)
State Taxes, net	17.3	9.8	18.3
Other	(11.7)	(20.5)	15
Provision for Income Taxes	$ 320.3	$ 391	$ 480.9

Income Taxes - Additional Information (Detail) (USD $) In Millions	12 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Sep. 30, 2009 Internal Revenue Service (IRS) Leveraged Lease Obligations	Sep. 30, 2009 Internal Revenue Service (IRS) Leveraged Lease Obligations	Dec. 31, 2010 Leveraged Lease Obligations	Dec. 31, 2009 Leveraged Lease Obligations	Dec. 31, 2010 Leveraged Lease Obligations Interest Income	Dec. 31, 2009 Leveraged Lease Obligations Interest Income	Dec. 31, 2008 Leveraged Lease Obligations Interest Income	Dec. 31, 2010 Leveraged Lease Obligations Income Tax Expense Benefit Member	Dec. 31, 2009 Leveraged Lease Obligations Income Tax Expense Benefit Member	Dec. 31, 2008 Leveraged Lease Obligations Income Tax Expense Benefit Member	Dec. 31, 2010 Unrecognized Tax Benefit Other	Dec. 31, 2009 Unrecognized Tax Benefit Other
Income Taxes [Line Items]
Increase (decrease) in unrecognized tax benefits							$ (136.2)							$ 2.2	$ (21.9)
Unrecognized tax benefit	89.9	88.9	334.9			67.9	292							23.2	21
Tax payments						1.2
Increase in net income from recognition of unrecognized tax benefits	22.6	20.1
Other adjustments, leveraged lease related uncertain tax position						66.7
Acceleration of tax payments				88.6	88.6
Application of new tax estimates								0.9	1.1	38.9	0.8	1.5	61.3
Interest and penalties, net of tax, included in the provision for income taxes	0.4	1.9	46.1
Liability for the potential payment of interest and penalties	27.1	27.8
Earnings of certain non-U.S. subsidiaries indefinitely reinvested	102.8	103.5	185.8
Approximated cumulative amount of undistributed pre-tax earnings in subsidiaries	571.6
Additional deferred tax liability if Northern Trust had not elected to indefinitely reinvest foreign earnings	$ 132.5

Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Deferred Tax Liability Not Recognized [Line Items]
Beginning Balance	$ 88.9	$ 334.9
Additions for Tax Positions Taken in Current Year	0.2
Additions for Tax Positions Taken in Prior Years	7.1	0.6
Reductions for Tax Positions Taken in Prior Years	(6)	(246.1)
Reductions Resulting from Expiration of Statutes	(0.3)	(0.5)
Ending Balance	$ 89.9	$ 88.9

Components of Consolidated Provision for Income Taxes (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current Tax Provision:
Federal	$ 220	$ 124.6	$ 528.8
State	21.8	(7.1)	43
Non-U.S.	66.4	89.7	100
Total	308.2	207.2	671.8
Deferred Tax Provision:
Federal	6.2	162.9	(185.2)
State	5.2	24.1	(5.7)
Non-U.S.	0.7	(3.2)
Total	12.1	183.8	(190.9)
Provision for Income Taxes	$ 320.3	$ 391	$ 480.9

Tax Charges (Benefits) Recorded Directly to Stockholders' Equity (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Accumulated Other Comprehensive Income (Loss) [Line Items]
Current Tax Benefit for Employee Stock Options and Other Stock-Based Plans	$ (1.2)	$ (4.2)	$ (35)
Tax Effect of Other Comprehensive Income	$ 60	$ 64.7	$ (132.2)

Deferred Tax Liabilities and Assets (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Deferred Tax Liabilities:
Lease Financing	$ 382.4	$ 404.6	$ 424.1
Software Development	197.2	180.8	163.8
Accumulated Depreciation	40.7	16.1	14.3
Compensation and Benefits	23.3	9.7
State Taxes, net	41.7	34.2	19.2
Other Liabilities	41.1	37.1	47.1
Gross Deferred Tax Liabilities	726.4	682.5	668.5
Deferred Tax Assets:
Reserve for Credit Losses	124.7	118.5	86.4
Compensation and Benefits			71
Capital Support Agreements			109.9
Visa Indemnification	8.1	19.7	25.9
Other Assets	51.3	74.1	153.6
Gross Deferred Tax Assets	184.1	212.3	446.8
Valuation Reserve
Deferred Tax Assets, net of Valuation Reserve	184.1	212.3	446.8
Net Deferred Tax Liabilities	$ 542.3	$ 470.2	$ 221.7

Employee Benefits - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Employee Benefits Disclosure [Line Items]
Estimated contribution defined contribution plans	$ 46.5	$ 47	$ 42
Rabbi Trust
Employee Benefits Disclosure [Line Items]
Assets related to the pension plan	65.9	44.1
United States Pension Plans of US Entity, Defined Benefit
Employee Benefits Disclosure [Line Items]
Assets related to the pension plan	982.1	821.9	586.2
Prior service costs, amortization period (years)	9	9
Contribution to plan assets	68	175
Expected long-term rate of return on plan assets	8.00%
Weighted average discount rate used in determining the accumulated postretirement benefit obligation	5.50%	6.00%
United States Pension Plans of US Entity, Defined Benefit | Alternative Investment
Employee Benefits Disclosure [Line Items]
Other target allocation of plan assets	18.00%
United States Pension Plans of US Entity, Defined Benefit | Alternative Investment | Private Equity Funds
Employee Benefits Disclosure [Line Items]
Equity target allocation of plan assets	5.00%
United States Pension Plans of US Entity, Defined Benefit | Alternative Investment | Hedge Funds
Employee Benefits Disclosure [Line Items]
Other target allocation of plan assets	5.00%
United States Pension Plans of US Entity, Defined Benefit | Alternative Investment | Real Estate Funds
Employee Benefits Disclosure [Line Items]
Real Estate target allocation of plan assets	5.00%
United States Pension Plans of US Entity, Defined Benefit | Alternative Investment | Commodities Investment
Employee Benefits Disclosure [Line Items]
Other target allocation of plan assets	3.00%
United States Pension Plans of US Entity, Defined Benefit | Qualified Defined Benefit Pension Plans | Maximum
Employee Benefits Disclosure [Line Items]
Contribution to plan assets	160
United States Pension Plans of US Entity, Defined Benefit | Qualified Defined Benefit Pension Plans | Minimum
Employee Benefits Disclosure [Line Items]
Contribution to plan assets	0
United States Pension Plans of US Entity, Defined Benefit | US Equity Securities
Employee Benefits Disclosure [Line Items]
Assets related to the pension plan	406.9	354.1
Equity target allocation of plan assets	40.00%
United States Pension Plans of US Entity, Defined Benefit | Foreign Corporate Equity Securities
Employee Benefits Disclosure [Line Items]
Assets related to the pension plan	210.5	203.5
Equity target allocation of plan assets	21.00%
United States Pension Plans of US Entity, Defined Benefit | Fixed Income Funds
Employee Benefits Disclosure [Line Items]
Debt target allocation of plan assets	21.00%
United States Pension Plans of US Entity, Defined Benefit | Private Equity Funds
Employee Benefits Disclosure [Line Items]
Assets related to the pension plan	33.5	28.8
United States Pension Plans of US Entity, Defined Benefit | Private Equity Funds | Maximum
Employee Benefits Disclosure [Line Items]
Equity target allocation of plan assets	20.00%
United States Pension Plans of US Entity, Defined Benefit | Hedge Funds
Employee Benefits Disclosure [Line Items]
Assets related to the pension plan	29.7	28.7
United States Pension Plans of US Entity, Defined Benefit | Real Estate Funds
Employee Benefits Disclosure [Line Items]
Assets related to the pension plan	41.6	34.8
United States Pension Plans of US Entity, Defined Benefit | Commodities Investment
Employee Benefits Disclosure [Line Items]
Assets related to the pension plan	39.3	36.5
United States Pension Plans of US Entity, Defined Benefit | Derivative Financial Instruments, Assets
Employee Benefits Disclosure [Line Items]
Assets related to the pension plan	0
Supplemental Pension Plans, Defined Benefit
Employee Benefits Disclosure [Line Items]
Prior service costs, amortization period (years)	8	8
Weighted average discount rate used in determining the accumulated postretirement benefit obligation	5.50%	6.00%
Pension Plans, Defined Benefit
Employee Benefits Disclosure [Line Items]
Expected amortization of net loss	31.7
Expected amortization of prior service cost (credit)	1.8
Other Postretirement Benefit Plans, Defined Benefit
Employee Benefits Disclosure [Line Items]
Expected amortization of net loss	1.8
Expected amortization of prior service cost (credit)	5
Reduction in postretirement benefit obligation due to plan change		$ 19
Weighted average discount rate used in determining the accumulated postretirement benefit obligation	5.50%	6.00%
Ultimate health care rate	5.00%
Other Postretirement Benefit Plans, Defined Benefit | Medical Benefits
Employee Benefits Disclosure [Line Items]
Current health care cost trend rate	8.00%
Year in which ultimate trend rate will be reached	2016
Other Postretirement Benefit Plans, Defined Benefit | Prescription Drug Benefits
Employee Benefits Disclosure [Line Items]
Current health care cost trend rate	9.00%
Year in which ultimate trend rate will be reached	2018
Lower Limit | Defined Benefit Postretirement Health Coverage
Employee Benefits Disclosure [Line Items]
Cost of benefit no longer subsidized by the company, age	40
Defined Benefit Postretirement Health Coverage
Employee Benefits Disclosure [Line Items]
Services attained by employees for eligibility, years	15
Services attained by employees for eligiblity, retiring age	55

Plan Status of the U.S. Plan, Non-U.S. Plans, and Supplemental Plan (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
United States Pension Plans of US Entity, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Accumulated Benefit Obligation	$ 659	$ 554
Projected Benefit	762.9	642	558.8
Plan Assets at Fair Value	982.1	821.9	586.2
Funded Status at December 31	219.2	179.9
Weighted-Average Assumptions:
Discount Rates	5.50%	6.00%
Rate of Increase in Compensation Level	4.02%	4.02%
Expected Long-Term Rate of Return on Assets	8.00%	8.00%
Foreign Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Accumulated Benefit Obligation	116.1	100.9
Projected Benefit	116.1	134.4	91
Plan Assets at Fair Value	122.2	113.7	87.9
Funded Status at December 31	6.1	(20.7)
Weighted-Average Assumptions:
Discount Rates	5.58%	6.05%
Rate of Increase in Compensation Level		4.31%
Expected Long-Term Rate of Return on Assets	6.27%	6.60%
Supplemental Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Accumulated Benefit Obligation	79.6	74.5
Projected Benefit	86.9	85.9	68.5
Funded Status at December 31	$ (86.9)	$ (85.9)
Weighted-Average Assumptions:
Discount Rates	5.50%	6.00%
Rate of Increase in Compensation Level	4.02%	4.02%

Amounts Included in Accumulated Other Comprehensive Income (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
United States Pension Plans of US Entity, Defined Benefit
Schedule of Pension and Other Postretirment Benefits Recgonized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net Actuarial Loss	$ 382.1	$ 375
Prior Service Cost	6.5	8.1
Gross Amount in Accumulated Other Comprehensive Income	388.6	383.1
Income Tax Effect	142.6	141.6
Net Amount in Accumulated Other Comprehensive Income	246	241.5
Foreign Pension Plans, Defined Benefit
Schedule of Pension and Other Postretirment Benefits Recgonized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net Actuarial Loss	16.3	31.8
Gross Amount in Accumulated Other Comprehensive Income	16.3	31.8
Income Tax Effect	2.8	5
Net Amount in Accumulated Other Comprehensive Income	13.5	26.8
Supplemental Pension Plans, Defined Benefit
Schedule of Pension and Other Postretirment Benefits Recgonized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net Actuarial Loss	56.5	57.3
Prior Service Cost	1.3	1.5
Gross Amount in Accumulated Other Comprehensive Income	57.8	58.8
Income Tax Effect	21.1	20.1
Net Amount in Accumulated Other Comprehensive Income	$ 36.7	$ 38.7

Net Periodic Pension Expense of the U.S. Plan, Non-U.S. Plans, and Supplemental Plan (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
United States Pension Plans of US Entity, Defined Benefit
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Service Cost	$ 37.9	$ 33.1	$ 29.6
Interest Cost	36.9	33.4	30.9
Expected Return on Plan Assets	(73.2)	(59.7)	(57.5)
Amortization:
Net Loss	20	12.2	8.2
Prior Service Cost	1.6	1.2	1.3
Net Periodic Pension Expense (Benefit)	23.2	20.2	12.5
Weighted-Average Assumptions:
Discount Rates	6.00%	6.25%	6.25%
Rate of Increase in Compensation Level	4.02%	4.02%	4.02%
Expected Long-Term Rate of Return on Assets	8.00%	8.00%	8.25%
Foreign Pension Plans, Defined Benefit
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Service Cost	1.8	3.8	4.4
Interest Cost	6.9	6.7	6.8
Expected Return on Plan Assets	(8.3)	(8.1)	(9.3)
Gain on Plan Curtailment	(2.2)
Amortization:
Net Loss	0.5	1.3	0.3
Net Periodic Pension Expense (Benefit)	(1.3)	3.7	2.2
Weighted-Average Assumptions:
Discount Rates	6.05%	5.80%	5.71%
Rate of Increase in Compensation Level	4.31%	4.15%	4.61%
Expected Long-Term Rate of Return on Assets	6.60%	6.66%	7.25%
Supplemental Pension Plans, Defined Benefit
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Service Cost	3.2	2.6	1.9
Interest Cost	4.8	3.9	3.5
Amortization:
Net Loss	6	3.9	2.5
Prior Service Cost	0.1	(0.1)
Net Periodic Pension Expense (Benefit)	$ 14.1	$ 10.3	$ 7.9
Weighted-Average Assumptions:
Discount Rates	6.00%	6.25%	6.25%
Rate of Increase in Compensation Level	4.02%	4.02%	4.02%

Change in Benefit Obligation (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
United States Pension Plans of US Entity, Defined Benefit
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Beginning Balance	$ 642	$ 558.8
Service Cost	37.9	33.1
Interest Cost	36.9	33.4
Actuarial Loss (Gain)	80.7	68.5
Benefits Paid	(34.6)	(51.8)
Ending Balance	762.9	642
Foreign Pension Plans, Defined Benefit
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Beginning Balance	134.4	91
Service Cost	1.8	3.8
Interest Cost	6.9	6.7
Actuarial Loss (Gain)	(2.1)	29.4
Plan Curtailment	(11.4)
Benefits Paid	(5.9)	(4.3)
Foreign Exchange Rate Changes	(7.6)	7.8
Ending Balance	116.1	134.4
Supplemental Pension Plans, Defined Benefit
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Beginning Balance	85.9	68.5
Service Cost	3.2	2.6
Interest Cost	4.8	3.9
Actuarial Loss (Gain)	5	22.4
Benefits Paid	(12)	(11.5)
Ending Balance	$ 86.9	$ 85.9

Estimated Future Benefit Payments (Detail) (USD $) In Millions	Dec. 31, 2010
United States Pension Plans of US Entity, Defined Benefit
Schedule of Pension and Other Postretirment Benefits Expected Benefit Payments [Line Items]
2011	$ 54.8
2012	58.8
2013	65.3
2014	67
2015	72.5
2016-2020	403.7
Foreign Pension Plans, Defined Benefit
Schedule of Pension and Other Postretirment Benefits Expected Benefit Payments [Line Items]
2011	1.7
2012	2
2013	2.4
2014	2.2
2015	2.7
2016-2020	17.5
Supplemental Pension Plans, Defined Benefit
Schedule of Pension and Other Postretirment Benefits Expected Benefit Payments [Line Items]
2011	15
2012	15.2
2013	15.6
2014	8.2
2015	7.4
2016-2020	$ 39.1

Change in Plan Assets (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
United States Pension Plans of US Entity, Defined Benefit
Fair Value at January 1,	$ 821.9	$ 586.2
Actual Return on Assets	126.8	112.5
Employer Contributions	68	175
Benefits Paid	(34.6)	(51.8)
Fair Value at December 31,	982.1	821.9
Foreign Pension Plans, Defined Benefit
Fair Value at January 1,	113.7	87.9
Actual Return on Assets	9.3	17.8
Employer Contributions	10.4	4.2
Benefits Paid	(5.9)	(4.3)
Foreign Exchange Rate Changes	(5.3)	8.1
Fair Value at December 31,	$ 122.2	$ 113.7

Fair Values of U.S. Pension Plan Assets, by Major Asset Category, and Their Level within the Fair Value Hierarchy (Detail) (United States Pension Plans of US Entity, Defined Benefit, USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Values, Pension Plan Assets	$ 982.1	$ 821.9	$ 586.2
Fixed Income Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Values, Pension Plan Assets	207.8	127.8
Fixed Income Securities | Fair Value, Inputs, Level 2
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Values, Pension Plan Assets	207.8	127.8
US Equity Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Values, Pension Plan Assets	406.9	354.1
US Equity Securities | Fair Value, Inputs, Level 1
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Values, Pension Plan Assets	185.2	98.6
US Equity Securities | Fair Value, Inputs, Level 2
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Values, Pension Plan Assets	221.7	255.5
Foreign Corporate Equity Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Values, Pension Plan Assets	210.5	203.5
Foreign Corporate Equity Securities | Fair Value, Inputs, Level 1
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Values, Pension Plan Assets	169.9	169.2
Foreign Corporate Equity Securities | Fair Value, Inputs, Level 2
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Values, Pension Plan Assets	40.6	34.3
Private Equity Funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Values, Pension Plan Assets	33.5	28.8
Private Equity Funds | Fair Value, Inputs, Level 3
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Values, Pension Plan Assets	33.5	28.8	28.7
Hedge Funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Values, Pension Plan Assets	29.7	28.7
Hedge Funds | Fair Value, Inputs, Level 3
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Values, Pension Plan Assets	29.7	28.7	26.8
Cash and Cash Equivalents
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Values, Pension Plan Assets	12.8	7.7
Cash and Cash Equivalents | Fair Value, Inputs, Level 1
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Values, Pension Plan Assets	12.8	7.7
Real Estate Funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Values, Pension Plan Assets	41.6	34.8
Real Estate Funds | Fair Value, Inputs, Level 2
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Values, Pension Plan Assets	41.6	34.8
Commodities Investment
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Values, Pension Plan Assets	39.3	36.5
Commodities Investment | Fair Value, Inputs, Level 1
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Values, Pension Plan Assets	39.3	36.5
Fair Value, Inputs, Level 1
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Values, Pension Plan Assets	407.2	312
Fair Value, Inputs, Level 2
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Values, Pension Plan Assets	511.7	452.4
Fair Value, Inputs, Level 3
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair Values, Pension Plan Assets	$ 63.2	$ 57.5

Changes in Level 3 U.S. Pension Plan Assets (Detail) (United States Pension Plans of US Entity, Defined Benefit, USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Schedule of Pension and Other Postretirment Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Fair Value at January 1,	$ 821.9	$ 586.2
Actual Return on Plan Assets	126.8	112.5
Fair Value at December 31,	982.1	821.9
Private Equity Funds
Schedule of Pension and Other Postretirment Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Fair Value at January 1,	33.5	28.8
Fair Value at December 31,	33.5	28.8
Private Equity Funds | Fair Value, Inputs, Level 3
Schedule of Pension and Other Postretirment Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Fair Value at January 1,	28.8	28.7
Actual Return on Plan Assets	2.9	(4.6)
Net Purchases, Sales, and Settlements	1.8	4.7
Fair Value at December 31,	33.5	28.8
Hedge Funds
Schedule of Pension and Other Postretirment Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Fair Value at January 1,	29.7	28.7
Fair Value at December 31,	29.7	28.7
Hedge Funds | Fair Value, Inputs, Level 3
Schedule of Pension and Other Postretirment Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Fair Value at January 1,	28.7	26.8
Actual Return on Plan Assets	1	1.9
Fair Value at December 31,	29.7	28.7
Fair Value, Inputs, Level 3
Schedule of Pension and Other Postretirment Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Fair Value at January 1,	63.2	57.5
Fair Value at December 31,	$ 63.2	$ 57.5

Postretirement Health Care Plan Status (Detail) (Other Postretirement Benefit Plans, Defined Benefit, USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Defined Benefit Plan Disclosure [Line Items]
Postretirement Benefit Liability	$ 51.3	$ 49.9	$ 60.7
Retirees and Dependents
Defined Benefit Plan Disclosure [Line Items]
Postretirement Benefit Liability	29.4	25.7
Actives Eligible for Benefits
Defined Benefit Plan Disclosure [Line Items]
Postretirement Benefit Liability	14.9	15
Actives Not Yet Eligible
Defined Benefit Plan Disclosure [Line Items]
Postretirement Benefit Liability	$ 7	$ 9.2

Postretirement Health Care Amounts Included in Accumulated Other Comprehensive Income (Detail) (Other Postretirement Benefit Plans, Defined Benefit, USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Net Actuarial Loss	$ 13	$ 15.6
Prior Service Benefit	(13)	(18.1)
Gross Amount in Accumulated Other Comprehensive Income		(2.5)
Income Tax Effect		(0.5)
Net Amount in Accumulated Other Comprehensive Income		$ (2)

Postretirement Health Care Net Periodic Postretirement Benefit Expense (Detail) (Other Postretirement Benefit Plans, Defined Benefit, USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Defined Benefit Plan Disclosure [Line Items]
Service Cost	$ 0.8	$ 1.7	$ 1.7
Interest Cost	2.8	3.7	3.9
Amortization
Net Loss	2	0.5	1.1
Transition Obligation		0.5	0.6
Prior Service Benefit	(5.2)	(0.1)	(0.1)
Net Periodic Pension Expense (Benefit)	$ 0.4	$ 6.3	$ 7.2

Postretirement Health Care Change in Accumulated Postretirement Benefit Obligation (Detail) (Other Postretirement Benefit Plans, Defined Benefit, USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Beginning Balance	$ 49.9	$ 60.7
Service Cost	0.8	1.7
Interest Cost	2.8	3.7
Actuarial Loss (Gain)	(0.6)	5.6
Benefits Paid	(2.1)	(3)
Medicare Subsidy	0.5	0.2
Plan Change		(19)
Ending Balance	$ 51.3	$ 49.9

Postretirement Health Care Estimated Future Benefit Payments (Detail) (Other Postretirement Benefit Plans, Defined Benefit, USD $) In Millions	Dec. 31, 2010
Defined Benefit Postretirement Health Coverage
Schedule of Employee Benefit Plans [Line Items]
2011	$ 4
2012	4.3
2013	4.5
2014	4.7
2015	4.8
2016-2020	23.4
Medicare Part D Subsidy
Schedule of Employee Benefit Plans [Line Items]
2011	(0.6)
2012	(0.7)
2013	(0.8)
2014	(0.9)
2015	(0.9)
2016-2020	$ (6.3)

Health Care Cost Trend Rate Assumption Effects (Detail) (USD $) In Millions	12 Months Ended
Dec. 31, 2010
Health Care Cost Trend Rates Assumptions [Line Items]
Effect on Total Service and Interest Cost Components	$ 0.1
Effect on Postretirement Benefit Obligation	2.4
Effect on Total Service and Interest Cost Components	(0.1)
Effect on Postretirement Benefit Obligation	$ (2)

Compensation Expense for Share-Based Payment Arrangements and the Associated Tax Impacts (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Expense	$ 52.7	$ 25.4	$ 42.6
Tax Benefits Recognized	19.3	9.3	15.8
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Expense	27.6	27.9	19.3
Stock and Stock Unit Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Expense	25.1	19.7	15
Performance-Based Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Expense		$ (22.2)	$ 8.3

Share-Based Compensation Plan - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended												1 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Upper Limit Stock Option	Dec. 31, 2010 Lower Limit Stock Option	Dec. 31, 2010 Stock Option	Dec. 31, 2010 Restricted Stock Units	Dec. 31, 2009 Restricted Stock Units	Dec. 31, 2008 Restricted Stock Units	Dec. 31, 2010 Upper Limit Performance-Based Restricted Stock	Dec. 31, 2010 Lower Limit Performance-Based Restricted Stock	Dec. 31, 2010 Performance-Based Restricted Stock	Dec. 31, 2009 Performance-Based Restricted Stock	Dec. 31, 2010 Performance-Based Restricted Stock Subsequent Event
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to unvested share-based compensation	$ 109.3
Weighted average period of recognition of unvested share-based compensation (in years)	3
Total value of stock awards granted	1.2	1.1
Number of stock units granted	21,131	19,248
Shares of common stock authorized for issuance under the Plan	40,000,000
Shares available for future grant under the Plan	15,365,279
Maximum term (in years)			10
Percentage of the fair value for options to purchase common stock on the date the options are granted					100.00%
Options vest and become exercisable after the date of grant (in years)			4	1
Stock units vesting description						The stock units granted in 2010 vest at a rate equal to 50% on the third anniversary date of the grant and 50% on the fourth anniversary date.
Stock units vesting description											The number of performance stock units granted that will vest can range from 0% to 125% of the original award granted
Number of gross stock units granted						1,223,539	646,549	205,435			0	0
Stock units weighted average grant date fair value						$ 50.67	$ 56.07	$ 70.44
Fair value of shares vested						$ 19.1	$ 25.6	$ 17.1
Percentage at which units can vest									125.00%	0.00%
Subsequent event date													Jan 18, 2011
Number of performance stock units cancelled											306,314		259,489
Number of stock units remained outstanding						2,144,510	1,301,442				259,489	569,138	0

Weighted-Average Assumptions Used for Options Granted (Detail) (Stock Option)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Expected Term (in Years)	7.4	6.8	6.3
Dividend Yield	4.38%	3.51%	2.48%
Expected Volatility	41.50%	40.70%	27.10%
Risk Free Interest Rate	2.64%	2.46%	3.16%

Stock Options Granted, Vested, and Exercised (Detail) (USD $) In Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Weighted Average Grant-Date Per Share Fair Value of Stock Options Granted	$ 14.45	$ 16.94	$ 17.16
Fair Value of Stock Options Vested	$ 26.7	$ 18.4	$ 20.1
Stock Options Exercised
Intrinsic Value	5	11.3	98.5
Cash Received	16.9	38.9	161.9
Tax Deduction Benefits Realized	$ 1.7	$ 3.6	$ 27.9

Changes in Nonvested Stock Options (Detail) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
SHARES
Number of gross stock units granted	2,134,234
Forfeited or Cancelled	(1,960,716)
WEIGHTED-AVERAGE GRANT-DATE FAIR VALUE PER SHARE
Beginning Balance	$ 16.89
Granted	$ 14.45	$ 16.94	$ 17.16
Vested	$ 16.68
Forfeited or Cancelled	$ 15.45
Ending Balance	$ 15.89	$ 16.89
Unvested
SHARES
Beginning Balance	4,295,914
Number of gross stock units granted	2,134,234
Vested	(1,600,271)
Forfeited or Cancelled	(94,812)
Ending Balance	4,735,065

Stock Options under the Plan and the 1992 Plan (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2010
SHARES
Options Outstanding, at beginning of the year	16,653,682
Number of gross stock units granted	2,134,234
Exercised	(419,846)
Forfeited or Cancelled	(1,960,716)
Options Outstanding, at the end of year	16,407,354
Options Exercisable, at the end of year	11,672,289
WEIGHTED AVERAGE EXERCISE PRICE PER SHARE
Beginning Balance	$ 55.47
Granted	$ 50.97
Exercised	$ 42.93
Forfeited, Expired or Cancelled	$ 67.38
Ending Balance	$ 53.78
Options Exercisable, at the end of year	$ 52.68
WEIGHTED AVERAGE REMAINING CONTRACTUAL TERM (YEARS)
Options Outstanding, at the end of year	4.9
Options Exercisable,at the end of year	3.4
AGGREGATE INTRINSIC VALUE
Options Outstanding, at the end of year	$ 78.1
Options Exercisable, at the end of year	$ 68.8

Status of Outstanding Stock and Stock Unit Awards under the Plan and the 1992 Plan (Detail) (Restricted Stock Units, USD $) In Millions, except Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
NUMBER
Stock and Stock Unit Awards Outstanding, at beginning of the year	1,301,442
Granted	1,223,539	646,549	205,435
Distributed	(330,289)
Forfeited	(50,182)
Stock and Stock Unit Awards Outstanding, at the end of year	2,144,510	1,301,442
Units Convertible, at the end of year	106,266
AGGREGATE INTRINSIC VALUE
Stock and Stock Unit Awards Outstanding, at beginning of the year	$ 68.2
Stock and Stock Unit Awards Outstanding, at the end of year	118.8	68.2
Units Convertible, at the end of year	$ 5.6

Summary of Nonvested Stock and Stock Unit Awards (Detail) (Restricted Stock Units, USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
NUMBERS
Beginning Balance	1,209,042
Granted	1,223,539	646,549	205,435
Vested	(344,155)
Forfeited	(50,182)
Ending Balance	2,038,244	1,209,042
WEIGHTED AVERAGE GRANT-DATE FAIR VALUE PER UNIT
Nonvested at beginning of the year	$ 58.54
Granted	$ 50.67	$ 56.07	$ 70.44
Vested	$ 55.37
Forfeited	$ 56.12
Nonvested at the end of year	$ 54.41	$ 58.54
WEIGHTED AVERAGE REMAINING VESTING TERM (YEARS)
Nonvested at beginning of the year	2.2
Nonvested at the end of year	2.7

Status of Performance Stock Units Under the Plan (Detail) (Performance-Based Restricted Stock, USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
UNITS
Stock and Stock Unit Awards Outstanding, at beginning of the year	569,138
Granted	0	0
Converted
Forfeited	(3,335)
Cancelled	(306,314)
Stock and Stock Unit Awards Outstanding, at the end of year	259,489	569,138
Units Convertible, at the end of year
WEIGHTED AVERAGE REMAINING VESTING TERM (YEARS)
Units Outstanding, at the end of year	0.1
Units Convertible, at the end of year
AGGREGATE INTRINSIC VALUE
Stock and Stock Unit Awards Outstanding, at the end of year	$ 14.4
Units Convertible, at the end of year

Cash-Based Compensation Plans - Additional information (Detail) (Incentive Compensation Plan, USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentives	$ 168.4	$ 168.9	$ 155.8

Contingent Liabilities - Additional Information (Detail) (Visa Indemnification, USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Commitments and Contingencies Disclosure [Line Items]
Fair value of net Visa indemnification liability	$ 23.1	$ 56.1

Derivative Financial Instruments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Client Related And Trading	Dec. 31, 2009 Client Related And Trading	Dec. 31, 2008 Client Related And Trading	Dec. 31, 2010 Derivative Financial Instruments, Assets	Dec. 31, 2009 Derivative Financial Instruments, Assets	Dec. 31, 2010 Derivative Financial Instruments, Liabilities	Dec. 31, 2009 Derivative Financial Instruments, Liabilities
Derivative [Line Items]
Derivative assets recorded on the consolidated balance sheet, reduced as a result of master netting agreements						$ 1,818.2	$ 939.8
Derivative liabilities recorded on the consolidated balance sheet, reduced as a result of master netting agreements								1,818.2	939.8
Reduction in derivatives due to cash collateral received and deposited with derivative counterparties						2,952.7	216.2	2,288.2	193.3
This amount represents additional cash collateral received from derivative counterparties not offset against derivative assets and liabilities	9.9	10.8
This amount represents additional cash collateral deposited with derivative counterparties not offset against derivative assets and liabilities	0.5	21.7
Aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a liability position	3,300	505.6
Collateral of derivative instrument with credit-risk-related contigent features that are in a liability position	2,900	168.7
Termination payments that could have been required for derivative instruments with credit-risk-related contingent features	387.1	336.9
Sterling denominated debt were designated as hedges of foreign exchange risk	241.8	413.2
Percentage of derivatives outstanding related to client-related and trading activities			97.00%	97.00%
Changes recorded in the fair value of the hedged items in a fair value hedge			0.2
The net gain/loss recognized in earnings during the period representing the amount if ineffectiveness from fair value hedge for available for sale investment securities, senior notes, or subordinated debt			0.1	0	0
Maximum length of time being hedged on exposure to variability in future cash flows of forecasted foreign currency denominated transactions	Twenty-three months is the maximum length of time over which the exposure to variability in future cash flows of forecasted foreign currency denominated transactions is being hedged.
Net foreign exchange contract losses were reclassified from AOCI		16.9
Cash flow hedges of forecasted foreign currency denominated revenue and expenditure transactions that were discontinued as it was no longer considered probable of occurring	6.3	3
Estimated net gain (loss) to be reclassified into earnings within the next twelve months relating to cash flow hedges	$ 2.3

Notional and Fair Value Amounts of Client-related and Trading Derivative Financial Instruments (Detail) (Client Related And Trading, USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Derivatives, Fair Value [Line Items]
Notional Value	$ 246,434.9	$ 177,532.6
Fair Value Asset	5,899.2	2,147.5
Fair Value Liability	5,878.4	2,122
Foreign Exchange Contract
Derivatives, Fair Value [Line Items]
Notional Value	242,007.1	173,159.1
Fair Value Asset	5,747.9	2,032.2
Fair Value Liability	5,729.9	2,008.5
Interest Rate Option Contract
Derivatives, Fair Value [Line Items]
Notional Value	126.1	178.1
Fair Value Asset	0.1	0.4
Fair Value Liability	0.1	0.4
Interest Rate Swap
Derivatives, Fair Value [Line Items]
Notional Value	4,301.7	4,195.2
Fair Value Asset	151.2	114.9
Fair Value Liability	148.4	113.1
Future
Derivatives, Fair Value [Line Items]
Notional Value		$ 0.2

Gains and Losses Recorded in the Consolidated Statement of Income related to Client Related and Trading Derivative Financial Instruments (Detail) (Client Related And Trading, USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Derivative Gain/(Loss) Recognized in Income	$ 391.5	$ 450.6
Interest Rate Swap | Other Income
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Derivative Gain/(Loss) Recognized in Income	9.3	4.9
Foreign Exchange Contract | Foreign Currency Gain (Loss)
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Derivative Gain/(Loss) Recognized in Income	$ 382.2	$ 445.7

Types and Classifications of Derivative Instruments Designated as Hedges (Detail) (Asset And Liability Management, USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Notional Value	$ 4,285.4	$ 4,051.8
Fair Value Asset	166.9	142.5
Fair Value Liability	48.5	52.2
Interest Rate Swap | Fair Value Hedging | Available-for-sale Securities
Notional Value	860	257.7
Fair Value Asset	4.8	0.7
Fair Value Liability	14.9	4.2
Interest Rate Swap | Fair Value Hedging | Senior Notes And Long Term Subordinated Debt
Notional Value	1,100	1,100
Fair Value Asset	129.8	98.1
Fair Value Liability	0.4
Foreign Exchange Contract | Cash Flow Hedging | Forecasted Foreign Denominated Transactions
Notional Value	935.3	1,516.7
Fair Value Asset	19.3	40.8
Fair Value Liability	15.2	42.8
Foreign Exchange Contract | Net Investment Hedging | Net Investments In Foreign Affiliates
Notional Value	1,390.1	1,177.4
Fair Value Asset	13	2.9
Fair Value Liability	$ 18.3	$ 5.2

Gains and Losses Recorded in the Consolidated Statement of Income related to Fair Value Hedges (Detail) (Asset And Liability Management, Fair Value Hedging, USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Amount of Derivative Gain/(Loss) Recognized in Income	$ 65.5	$ (37.3)
Interest Rate Swap | Interest Income
Amount of Derivative Gain/(Loss) Recognized in Income	(13.3)	5.7
Interest Rate Swap | Interest Expense (Member)
Amount of Derivative Gain/(Loss) Recognized in Income	$ 78.8	$ (43)

Cash Flow Hedge Derivative Gains and Losses Recognized in AOCI and the Amounts Reclassified to Earnings (Detail) (Asset And Liability Management, USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Interest Rate Swap
Net Gain/(Loss) Reclassified from AOCI to Earnings
Interest Income		$ 0.2
Total		0.2
Foreign Exchange Contract
Net Gain/(Loss) Recognized in AOCI	46.7	8.2
Net Gain/(Loss) Reclassified from AOCI to Earnings
Trust, Investment and Other Servicing Fees	7.2	20.1
Other Operating Income	0.2	1.5
Interest Income	1.7	13.6
Interest Expense	0.1	0.1
Compensation	(8.2)	(35.8)
Employee Benefits	(2.1)	(10.2)
Equipment and Software Expense	(0.1)	(0.6)
Occupancy Expense	(1.1)	(5)
Other Operating Expense	(4)	(0.8)
Total	$ (6.3)	$ (17.1)

Net Investment Hedge Gains and Losses Recognized in AOCI (Detail) (Asset And Liability Management, Net Investment Hedging, USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Hedging Instrument Gain/(Loss) Recognized in AOCI (Before Tax)	$ 60.9	$ (102.7)
Foreign Exchange Contract
Hedging Instrument Gain/(Loss) Recognized in AOCI (Before Tax)	40.6	(63.9)
Sterling Denominated Subordinated Debt
Hedging Instrument Gain/(Loss) Recognized in AOCI (Before Tax)	9.8	(15.5)
Sterling Denominated Senior Debt
Hedging Instrument Gain/(Loss) Recognized in AOCI (Before Tax)	$ 10.5	$ (23.3)

Types and Classifications of Risk Management Derivative Instruments Not Formally Designated as Hedges, Including Notional and Fair Values (Detail) (Asset And Liability Management, USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Notional Value	$ 4,285.4	$ 4,051.8
Asset Fair Value	166.9	142.5
Liability Fair Value	48.5	52.2
Nondesignated
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Notional Value	901.8	312.3
Asset Fair Value	13.1	2.4
Liability Fair Value	20.9	5.2
Nondesignated | Credit Default Swap | Commercial Loans and Loan Commitments
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Notional Value	149.5	127
Liability Fair Value	2.8	2.2
Foreign Exchange Contract | Forecasted Foreign Denominated Transactions | Nondesignated | Forecasted Foreign Denominated Transactions
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Notional Value	616.1
Asset Fair Value	12.3
Liability Fair Value	16.2
Foreign Exchange Contract | Net Investments In Foreign Affiliates | Nondesignated
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Notional Value	61.3	66.6
Asset Fair Value	0.2	0.1
Liability Fair Value	0.8	2.3
Foreign Exchange Contract | Nondesignated | Commercial Loan
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Notional Value	60.6	118.7
Asset Fair Value	0.1	2.3
Liability Fair Value	0.9	0.7
Nondesignated | Forward Contracts | Loan Commitment
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Notional Value	14.3	6,868
Asset Fair Value	0.5
Liability Fair Value	$ 0.2

Gains and Losses Recorded in the Consolidated Statement of Income related to Derivative Instruments Not Formally Designated as Hedges (Detail) (Asset And Liability Management, Nondesignated, USD  $)
In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Derivative Instruments, Gain (Loss) [Line Items]
Amount Recognized in Income	$ (21.1)	$ (10.9)
Foreign Exchange Contract | Other Income
Derivative Instruments, Gain (Loss) [Line Items]
Amount Recognized in Income	(19.7)	(6.3)
Other Income | Credit Default Swap
Derivative Instruments, Gain (Loss) [Line Items]
Amount Recognized in Income	(1.7)	(4.6)
Other Income | Forward Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Amount Recognized in Income	$ 0.3

Contractual Amounts of Commitments and Letters of Credit (Detail) (USD $) In Millions	Dec. 31, 2010		Dec. 31, 2009
Commitments to Extend Credit
Line of Credit Facility [Line Items]
Legally Binding Commitments to Extend Credit	$ 27,229.5	[1]	$ 25,651.8	[1]
Standby Letters of Credit (Member)
Line of Credit Facility [Line Items]
Commercial Letters of Credit	4,344.7	[2]	4,798.8	[2]
Commercial Letters of Credit (Member)
Line of Credit Facility [Line Items]
Commercial Letters of Credit	$ 32.8		$ 31.2

[1]	These amounts exclude $1.6 billion of commitments participated to others at December 31, 2010 and 2009.
[2]	These amounts include $602.3 million and $618.7 million of standby letters of credit secured by cash deposits or participated to others as of December 31, 2010 and 2009, respectively. The weighted average maturity of standby letters of credit was 20 months at December 31, 2010 and 21 months at December 31, 2009.

Contractual Amounts of Commitments and Letters of Credit (Parenthetical) (Detail) (USD $)	Dec. 31, 2010	Dec. 31, 2009
Secured by Cash Deposits or Participated to Others | Standby Letters of Credit (Member)
Line of Credit Facility [Line Items]
Letters of Credit	$ 602,300,000	$ 618,700,000
Commitments to Extend Credit Excluded
Line of Credit Facility [Line Items]
Legally Binding Commitments	$ 1,600,000,000	$ 1,600,000,000
Standby Letters of Credit (Member)
Line of Credit Facility [Line Items]
Weighted average maturity of standby letters of credit (in months)	20	21

Off-Balance Sheet Financial Instruments - Additional Information (Detail) (USD $)	Dec. 31, 2010	Dec. 31, 2009
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Minimum collateral maintained against fair value of client securities loaned plus accrued interest	100.00%
Securities loaned and subject to indemnification	$ 74,900,000,000	$ 82,300,000,000
Clearing and Settlement Activities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Estimated credit exposure from clearing activities	$ 68,000,000	$ 77,000,000

Variable Interest Entities - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2009 Capital Support Agreement	Dec. 31, 2010 Capital Support Agreement	Dec. 31, 2010 Leveraged Lease Obligations	Dec. 31, 2009 Leveraged Lease Obligations	Dec. 31, 2010 Tax Credit Structures	Dec. 31, 2009 Tax Credit Structures
Variable Interest Entity [Line Items]
Net asset values of the funds			$ 1	$ 1
Final cash payments	$ (204.8)		$ 204.8
Other operating expenses	(109.3)	320.3	(109.3)
Maximum exposure to loss			0
Funding of assets cost via an equity interest					20.00%
Funding of assets cost via third party non resource debt holders					80.00%
Carrying amounts					782.3	769.7	270.2	256.8
Liabilities related to unfunded commitments							$ 35.5	$ 69.3

Pledged and Restricted Assets - Additional Information (Detail) (USD $)	Dec. 31, 2010	Dec. 31, 2009
Financial Instruments Owned and Pledged as Collateral [Line Items]
Amount of securities and loans pledged	$ 23,900,000,000
Available for sale securities, pledged as collateral	1,100,000,000
Fair value of accepted collateral	152,100,000	227,900,000
Amount of securities repledged or sold collateral	0	0
Average deposits maintained to meet Federal Reserve Bank reserve requirements	238,500,000	448,700,000
US Government Corporations and Agencies Securities
Financial Instruments Owned and Pledged as Collateral [Line Items]
Amount of securities and loans pledged	12,800,000,000
US States and Political Subdivisions Debt Securities
Financial Instruments Owned and Pledged as Collateral [Line Items]
Amount of securities and loans pledged	576,500,000
Loans
Financial Instruments Owned and Pledged as Collateral [Line Items]
Amount of securities and loans pledged	10,500,000,000
Collateral Requirements
Financial Instruments Owned and Pledged as Collateral [Line Items]
Amount of securities and loans pledged	$ 4,500,000,000

Restrictions on Subsidiary Dividends and Loans or Advances - Additional Information (Detail) (USD $) In Billions, unless otherwise specified	Dec. 31, 2010
Additional amount of dividends that could be declare without regulatory approval	$ 1.01
Maximum
Regulatory limits on transfer of capital and surplus by a banking subsidiary to the Corporation and certain of its affiliates	10.00%
Regulatory limits on aggregate transfer of capital and surplus by banking subsidiaries to the Corporation	20.00%

Assets and Liabilities Measured at Fair Value on a Recurring Basis Segregated by Fair Value Hierarchy Level (Detail) (USD $) In Millions	Dec. 31, 2010		Dec. 31, 2009
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available for Sale	$ 20,087.5		$ 17,462.1
Trading Account	6.8		9.9
Total	20,094.3		17,472
All Other	103.3		95
Total	1,411.6		1,231.4
Total Assets at Fair Value	21,505.9		18,703.4
All Other	58.6		98.3
Total Liabilities at Fair Value	1,900.3		1,144.6
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total	658.4		74
All Other	65.9		59.9
Total	65.9		59.9
Total Assets at Fair Value	724.3		133.9
All Other			3.9
Total Liabilities at Fair Value			3.9
Fair Value, Inputs, Level 1 | Securities Investment
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available for Sale	658.4		74
Fair Value, Inputs, Level 1 | Securities Investment | US Treasury and Government
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available for Sale	658.4		74
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total	19,068.1		16,970.3
All Other	37.4		35.1
Total	6,116.6		2,327.5
Total Assets at Fair Value	25,184.7		19,297.8
Total Liabilities at Fair Value	5,948.1		2,179.4
Fair Value, Inputs, Level 2 | Securities Investment
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available for Sale	19,061.3		16,960.4
Trading Account	6.8		9.9
Fair Value, Inputs, Level 2 | Securities Investment | US States and Political Subdivisions Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available for Sale	36.3		47
Fair Value, Inputs, Level 2 | Securities Investment | US Government Agencies Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available for Sale	11,970.7		12,325.4
Fair Value, Inputs, Level 2 | Securities Investment | Corporate Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available for Sale	2,554		2,822.1
Fair Value, Inputs, Level 2 | Securities Investment | Foreign Government Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available for Sale	440.6		80.6
Fair Value, Inputs, Level 2 | Securities Investment | Residential Mortgage Backed Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available for Sale	254.6		314
Fair Value, Inputs, Level 2 | Securities Investment | Other Asset Backed Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available for Sale	1,605.7		1,181.3
Fair Value, Inputs, Level 2 | Securities Investment | Certificates of Deposit
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available for Sale	1,402.5
Fair Value, Inputs, Level 2 | Securities Investment | Other securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available for Sale	796.9		190
Fair Value, Inputs, Level 2 | Other Assets Member
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivatives	6,079.2		2,292.4
Fair Value, Inputs, Level 2 | Other Assets Member | Foreign Exchange Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivatives	5,792.8		2,078.3
Fair Value, Inputs, Level 2 | Other Assets Member | Interest Rate Swap
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivatives	285.8		213.7
Fair Value, Inputs, Level 2 | Other Assets Member | Interest Rate Option Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivatives	0.1		0.4
Fair Value, Inputs, Level 2 | Other Assets Member | Forward Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivatives	0.5
Fair Value, Inputs, Level 2 | Other Liabilities Member
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivatives	5,948.1		2,179.4
Fair Value, Inputs, Level 2 | Other Liabilities Member | Foreign Exchange Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivatives	5,781.3		2,059.5
Fair Value, Inputs, Level 2 | Other Liabilities Member | Interest Rate Swap
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivatives	163.7		117.3
Fair Value, Inputs, Level 2 | Other Liabilities Member | Interest Rate Option Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivatives	0.1		0.4
Fair Value, Inputs, Level 2 | Other Liabilities Member | Credit Default Swap
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivatives	2.8		2.2
Fair Value, Inputs, Level 2 | Other Liabilities Member | Forward Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivatives	0.2
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total	367.8		427.7
Total Assets at Fair Value	367.8		427.7
All Other	58.6		94.4
Total Liabilities at Fair Value	58.6		94.4
Fair Value, Inputs, Level 3 | Securities Investment
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available for Sale	367.8		427.7
Fair Value, Inputs, Level 3 | Securities Investment | Auction Rate Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available for Sale	367.8		427.7
Netting
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total	(4,770.9)	[1]	(1,156)	[2]
Total Assets at Fair Value	(4,770.9)	[1]	(1,156)	[2]
Total Liabilities at Fair Value	(4,106.4)	[1]	(1,133.1)	[2]
Netting | Other Assets Member
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivatives	(4,770.9)	[1]	(1,156)	[2]
Netting | Other Liabilities Member
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivatives	(4,106.4)	[1]	(1,133.1)	[2]
Securities Investment
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available for Sale	20,087.5		17,462.1
Trading Account	6.8		9.9
Securities Investment | US Treasury and Government
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available for Sale	658.4		74
Securities Investment | US States and Political Subdivisions Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available for Sale	36.3		47
Securities Investment | US Government Agencies Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available for Sale	11,970.7		12,325.4
Securities Investment | Corporate Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available for Sale	2,554		2,822.1
Securities Investment | Foreign Government Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available for Sale	440.6		80.6
Securities Investment | Residential Mortgage Backed Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available for Sale	254.6		314
Securities Investment | Other Asset Backed Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available for Sale	1,605.7		1,181.3
Securities Investment | Certificates of Deposit
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available for Sale	1,402.5
Securities Investment | Auction Rate Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available for Sale	367.8		427.7
Securities Investment | Other securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available for Sale	796.9		190
Other Assets Member
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivatives	1,308.3		1,136.4
Other Assets Member | Foreign Exchange Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivatives	5,792.8		2,078.3
Other Assets Member | Interest Rate Swap
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivatives	285.8		213.7
Other Assets Member | Interest Rate Option Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivatives	0.1		0.4
Other Assets Member | Forward Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivatives	0.5
Other Liabilities Member
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivatives	1,841.7		1,046.3
Other Liabilities Member | Foreign Exchange Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivatives	5,781.3		2,059.5
Other Liabilities Member | Interest Rate Swap
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivatives	163.7		117.3
Other Liabilities Member | Interest Rate Option Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivatives	0.1		0.4
Other Liabilities Member | Credit Default Swap
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivatives	2.8		2.2
Other Liabilities Member | Forward Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivatives	$ 0.2

[1]	Northern Trust has elected to net derivative assets and liabilities when legally enforceable master netting agreements exist between Northern Trust and the counterparty. As of December 31, 2010, derivative assets and liabilities shown above also include reductions of $2,952.7 million and $2,288.2 million, respectively, as a result of cash collateral received from and deposited with derivative counterparties.
[2]	Northern Trust has elected to net derivative assets and liabilities when legally enforceable master netting agreements exist between Northern Trust and the counterparty. As of December 31, 2009, derivative assets and liabilities shown above also include reductions of $216.2 million and $193.3 million, respectively, as a result of cash collateral received from and deposited with derivative counterparties.

Assets and Liabilities Measured at Fair Value on a Recurring Basis Segregated by Fair Value Hierarchy Level (Parenthetical) (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Derivative Financial Instruments, Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Reduction in derivatives due to cash collateral received from and deposited with derivative counterparties	$ 0	$ 0
Derivative Financial Instruments, Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Reduction in derivatives due to cash collateral received from and deposited with derivative counterparties	$ 0	$ 0

Changes in Level 3 Assets (Detail) (Available-for-sale Securities, USD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Fair Value at January 1	$ 427.7	[1]	$ 453.1	[1]
Total Realized and Unrealized
Losses (Gains) Included in Earnings	(3.7)	[1]	(10.3)	[1]
Gains (Losses) Included in Other Comprehensive Income	(7.2)	[1]	31.9	[1]
Purchases, Sales, Issuances, and Settlements, Net	(49)	[1]	(47)	[1]
Fair Value at December 31	$ 367.8	[1]	$ 427.7	[1]

[1]	Balance represents the fair value of auction rate securities.

Fair Value Measurements - Additional Information (Detail) (Auction Rate Securities, USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Net unrealized gain and loss related to securities, before tax	$ 10.8	$ 18
Net unrealized gain and loss related to securities, net tax	6.8	11.4
Realized gains on securites	3.7	10.3
Redemptions by Issuers
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Realized gains on securites	3.4	7.9
Sales of Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Realized gains on securites	$ 0.3	$ 2.4

Changes in Level 3 Liabilities (Detail) (Other Liabilities Member, USD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009
Derivative Financial Instruments, Liabilities
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Fair Value at January 1			$ 314.1	[1]
Total Realized and Unrealized (Gains) Losses
Included in Earnings			(109.3)	[1]
Included in Other Comprehensive Income		[1]		[1]
Purchases, Sales, Issuances, and Settlements, Net			(204.8)	[1]
Unrealized Gains (Losses) Included in Earnings Related to Financial Instruments Held at December 31		[1]		[1]
All Other
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Fair Value at January 1	94.4	[2]	104.2	[2]
Total Realized and Unrealized (Gains) Losses
Included in Earnings	(4.5)	[2]	(25.8)	[2]
Included in Other Comprehensive Income		[2]		[2]
Purchases, Sales, Issuances, and Settlements, Net	(31.3)	[2]	16	[2]
Fair Value at December 31	58.6	[2]	94.4	[2]
Unrealized Gains (Losses) Included in Earnings Related to Financial Instruments Held at December 31		[2]		[2]

[1]	Balances represent the fair value of Capital Support Agreements (Refer to Note 27).
[2]	Balances represent standby letters of credit and the net estimated liability for Visa related indemnifications (Refer to Notes 26 and 19).

Assets Measure at Fair Value on Nonrecurring Basis (Detail) (USD $) In Millions	Dec. 31, 2010		Dec. 31, 2009
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Fair Value Asset	$ 85.9		$ 51.2
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Fair Value Asset	85.9		51.2
Fair Value, Inputs, Level 3 | Loans
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Fair Value Asset	72.4	[1]	50.8	[1]
Fair Value, Inputs, Level 3 | Other Real Estate Owned
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Fair Value Asset	13.5	[2]	0.4	[2]
Loans
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Fair Value Asset	72.4	[1]	50.8	[1]
Other Real Estate Owned
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Fair Value Asset	$ 13.5	[2]	$ 0.4	[2]

[1]	Northern Trust provided an additional $22.5 million and $33.4 million of specific reserves to reduce the fair value of these loans during the years ended December 31, 2010 and 2009, respectively.
[2]	Northern Trust charged $4.9 million and $.2 million through other operating expenses during the years ended December 31, 2010 and 2009, respectively, to reduce the fair values of Other Real Estate Owned (OREO) properties.

Assets Measure at Fair Value on Nonrecurring Basis (Parenthetical) (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Provision for Credit Losses	$ 160	$ 215	$ 115
Other Operating Expenses	270	136.3	786.3
Fair Value, Inputs, Level 3 | Loans | Specific Reserve
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Provision for Credit Losses	22.5	33.4
Other Operating Expenses	$ 4.9	$ 0.2

Book And Fair Values of Financial Instruments (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009		Dec. 31, 2008	Dec. 31, 2007
ASSETS
Cash and Due from Banks	$ 2,818	$ 2,491.8		$ 2,648.2	$ 3,921.6
Securities:
Available for Sale	20,087.5	17,462.1
Held to Maturity	1,187.6	1,161.4
Trading Account	6.8	9.9
Loans (excluding Leases)
Client Security Settlement Receivables	701.3	794.8
Deposits:
Federal Funds Purchased	3,691.7	6,649.8
Securities Sold under Agreements to Repurchase	954.4	1,037.5
Other Borrowings	347.7	2,078.3
Senior Notes	1,896.1	1,551.8	[1],[2]
Asset And Liability Management | Carrying (Reported) Amount, Fair Value Disclosure | Foreign Exchange Contract
DERIVATIVE INSTRUMENTS
Assets	44.9	46.1
Liabilities	51.4	51
Asset And Liability Management | Carrying (Reported) Amount, Fair Value Disclosure | Interest Rate Swap
DERIVATIVE INSTRUMENTS
Assets	134.6	98.8
Liabilities	15.3	4.2
Asset And Liability Management | Carrying (Reported) Amount, Fair Value Disclosure | Credit Default Swap
DERIVATIVE INSTRUMENTS
Liabilities	2.8	2.2
Asset And Liability Management | Carrying (Reported) Amount, Fair Value Disclosure | Forward Contracts
DERIVATIVE INSTRUMENTS
Assets	0.5
Liabilities	0.2
Client Related And Trading | Carrying (Reported) Amount, Fair Value Disclosure | Foreign Exchange Contract
DERIVATIVE INSTRUMENTS
Assets	5,747.9	2,032.2
Liabilities	5,729.9	2,008.5
Client Related And Trading | Carrying (Reported) Amount, Fair Value Disclosure | Interest Rate Swap
DERIVATIVE INSTRUMENTS
Assets	151.2	114.9
Liabilities	148.4	113.1
Client Related And Trading | Carrying (Reported) Amount, Fair Value Disclosure | Interest Rate Option Contract
DERIVATIVE INSTRUMENTS
Assets	0.1	0.4
Liabilities	0.1	0.4
Carrying (Reported) Amount, Fair Value Disclosure
ASSETS
Cash and Due from Banks	2,818	2,491.8
Money Market Assets	26,436	28,128.2
Securities:
Available for Sale	20,087.5	17,462.1
Held to Maturity	1,187.6	1,161.4
Trading Account	6.8	9.9
Loans (excluding Leases)
Held for Investment	26,747.8	26,489.3
Held for Sale	2.2	4.2
Client Security Settlement Receivables	701.3	794.8
Deposits:
Demand, Noninterest-Bearing, Savings and Money Market	24,810.3	26,527.3
Savings Certificates and Other Time and Non-U.S. Offices Interest-Bearing	39,385.4	31,754
Federal Funds Purchased	3,691.7	6,649.8
Securities Sold under Agreements to Repurchase	954.4	1,037.5
Other Borrowings	347.7	2,078.3
Senior Notes	1,896.1	1,551.8
Long Term Debt (excluding Leases):
Subordinated Debt	1,148.7	1,132.5
Federal Home Loan Bank Borrowings	1,532.5	1,697.5
Floating Rate Capital Debt	276.9	276.8
Financial Guarantees	58.6	94.4
Loan Commitments	32.4	28.4
Asset And Liability Management | Estimate of Fair Value, Fair Value Disclosure | Foreign Exchange Contract
DERIVATIVE INSTRUMENTS
Assets	44.9	46.1
Liabilities	51.4	51
Asset And Liability Management | Estimate of Fair Value, Fair Value Disclosure | Interest Rate Swap
DERIVATIVE INSTRUMENTS
Assets	134.6	98.8
Liabilities	15.3	4.2
Asset And Liability Management | Estimate of Fair Value, Fair Value Disclosure | Credit Default Swap
DERIVATIVE INSTRUMENTS
Liabilities	2.8	2.2
Asset And Liability Management | Estimate of Fair Value, Fair Value Disclosure | Forward Contracts
DERIVATIVE INSTRUMENTS
Assets	0.5
Liabilities	0.2
Client Related And Trading | Estimate of Fair Value, Fair Value Disclosure | Foreign Exchange Contract
DERIVATIVE INSTRUMENTS
Assets	5,747.9	2,032.2
Liabilities	5,729.9	2,008.5
Client Related And Trading | Estimate of Fair Value, Fair Value Disclosure | Interest Rate Swap
DERIVATIVE INSTRUMENTS
Assets	151.2	114.9
Liabilities	148.4	113.1
Client Related And Trading | Estimate of Fair Value, Fair Value Disclosure | Interest Rate Option Contract
DERIVATIVE INSTRUMENTS
Assets	0.1	0.4
Liabilities	0.1	0.4
Estimate of Fair Value, Fair Value Disclosure
ASSETS
Cash and Due from Banks	2,818	2,491.8
Money Market Assets	26,436	28,128.2
Securities:
Available for Sale	20,087.5	17,462.1
Held to Maturity	1,207.2	1,185.7
Trading Account	6.8	9.9
Loans (excluding Leases)
Held for Investment	26,814.2	26,539.1
Held for Sale	2.2	4.2
Client Security Settlement Receivables	701.3	794.8
Deposits:
Demand, Noninterest-Bearing, Savings and Money Market	24,810.3	26,527.3
Savings Certificates and Other Time and Non-U.S. Offices Interest-Bearing	39,402.1	31,783.6
Federal Funds Purchased	3,691.7	6,649.8
Securities Sold under Agreements to Repurchase	954.4	1,037.5
Other Borrowings	347.7	2,078.3
Senior Notes	1,936.5	1,611.3
Long Term Debt (excluding Leases):
Subordinated Debt	1,177.2	1,150.6
Federal Home Loan Bank Borrowings	1,613.5	1,792.6
Floating Rate Capital Debt	223.2	159.4
Financial Guarantees	58.6	94.4
Loan Commitments	32.4	28.4
Asset And Liability Management
DERIVATIVE INSTRUMENTS
Assets	166.9	142.5
Liabilities	48.5	52.2
Client Related And Trading
DERIVATIVE INSTRUMENTS
Assets	5,899.2	2,147.5
Liabilities	$ 5,878.4	$ 2,122

[1]	Debt issue costs are recorded as an asset and amortized on a straight-line basis over the life of the Note.
[2]	Not redeemable prior to maturity.

Earnings Contribution of Northern Trust's Business Units (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2008	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Trust, Investment and Other Servicing Fees		$ 2,081.9		$ 2,083.8		$ 2,134.9
Gain on Visa Share Redemption	167.9					167.9
Other		647.1		703.3		896.6
Net Interest Income (Expense) (FTE)		957.8	[1]	1,040	[1]	1,128.9	[1]
Revenues (FTE)		3,686.8	[1]	3,827.1	[1]	4,328.3	[1]
Provision for Credit Losses		160		215		115
Visa Indemnification Benefit (Charges)		(33)		(17.8)		(76.1)
Noninterest Expenses		2,530.9		2,334.5		2,963.9
Income before Income Taxes		1,028.9	[1]	1,295.4	[1]	1,325.5	[1]
Provision (Benefit) for Income Taxes		359.4	[1]	431.2	[1]	530.7	[1]
Net Income		669.5		864.2		794.8
Average Assets		76,008.2		74,314.2		73,028.5
Corporate and Institutional Service
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Trust, Investment and Other Servicing Fees		1,175.1		1,236.8		1,225.9
Other		522.7		571.3		804.6
Net Interest Income (Expense) (FTE)		271.8	[1]	416	[1]	571.1	[1]
Revenues (FTE)		1,969.6	[1]	2,224.1	[1]	2,601.6	[1]
Provision for Credit Losses		(16.1)		30.7		25.2
Noninterest Expenses		1,328.9		1,200.6		1,779.5
Income before Income Taxes		656.8	[1]	992.8	[1]	796.9	[1]
Provision (Benefit) for Income Taxes		222.4	[1]	350.8	[1]	308.2	[1]
Net Income		434.4		642		488.7
Percentage of Consolidated Net Income		65.00%		74.00%		61.00%
Average Assets		38,749.3		38,117.1		49,490.4
Personal Financial Services
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Trust, Investment and Other Servicing Fees		906.8		847		909
Other		133.3		138.7		132.6
Net Interest Income (Expense) (FTE)		591.8	[1]	538.1	[1]	542.7	[1]
Revenues (FTE)		1,631.9	[1]	1,523.8	[1]	1,584.3	[1]
Provision for Credit Losses		176.1		184.3		89.8
Noninterest Expenses		1,103		1,044.6		1,087.9
Income before Income Taxes		352.8	[1]	294.9	[1]	406.6	[1]
Provision (Benefit) for Income Taxes		132.8	[1]	112.4	[1]	156.1	[1]
Net Income		220		182.5		250.5
Percentage of Consolidated Net Income		33.00%		21.00%		32.00%
Average Assets		23,564.5		24,534.8		22,868.7
Treasury and Other
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Gain on Visa Share Redemption						167.9
Other		(8.9)		(6.7)		(40.6)
Net Interest Income (Expense) (FTE)		94.2	[1]	85.9	[1]	15.1	[1]
Revenues (FTE)		85.3	[1]	79.2	[1]	142.4	[1]
Visa Indemnification Benefit (Charges)		(33)		(17.8)		(76.1)
Noninterest Expenses		99		89.3		96.5
Income before Income Taxes		19.3	[1]	7.7	[1]	122	[1]
Provision (Benefit) for Income Taxes		4.2	[1]	(32)	[1]	66.4	[1]
Net Income		15.1		39.7		55.6
Percentage of Consolidated Net Income		2.00%		5.00%		7.00%
Average Assets		$ 13,694.4		$ 11,662.3		$ 669.4

[1]	Stated on an FTE basis. The consolidated figures include $39.1 million, $40.2 million, and $49.8 million of FTE adjustment for 2010, 2009, and 2008, respectively.

Earnings Contribution of Northern Trust's Business Units (Parenthetical) (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Fully taxable equivalent adjustment	$ 39.1	$ 40.2	$ 49.8

Business Units and Related Information - Additional Information (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Segment Reporting Information [Line Items]
Visa Indemnification Benefit (Charges)	$ (33)	$ (17.8)	$ (76.1)
IPO
Segment Reporting Information [Line Items]
Visa Indemnification Benefit (Charges)			$ 244

Distribution of Total Assets and Operating Performance (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Total Assets	$ 83,843.9		$ 82,141.5		$ 82,053.6
Total Revenue	3,647.7	[1]	3,786.9	[1]	4,278.5	[1]
Income Before Income Taxes	989.8		1,255.2		1,275.7
Net Income	669.5		864.2		794.8
Foreign Country
Total Assets	24,472.9		19,253.2		24,433
Total Revenue	980.9	[1]	1,086.9	[1]	1,598.6	[1]
Income Before Income Taxes	325.1		445.4		842.2
Net Income	229.3		305.8		534.9
United States
Total Assets	59,371		62,888.3		57,620.6
Total Revenue	2,666.8	[1]	2,700	[1]	2,679.9	[1]
Income Before Income Taxes	664.7		809.8		433.5
Net Income	$ 440.2		$ 558.4		$ 259.9

[1]	Revenue is comprised of net interest income and noninterest income.

Risk-Based Capital Amounts and Ratios for Northern Trust and for Each of its U.S. Subsidiary Banks Whose Net Income for 2009 or 2008 Exceeded 10% of the Consolidated Total (Detail) (USD  $)
In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
Total Capital to Risk-Weighted Assets
Actual Amount	$ 8,036	$ 7,711
Actual Ratio	15.60%	15.80%
Minimum to qualify as well capitalized amount	5,147	4,878
Minimum to qualify as well capitalized ratio	10.00%	10.00%
Tier 1 Capital to Risk-Weighted Assets
Actual Amount	6,977	6,522
Actual Ratio	13.60%	13.40%
Minimum to qualify as well capitalized amount	3,088	2,927
Minimum to qualify as well capitalized ratio	6.00%	6.00%
Tier 1 Capital (to Fourth Quarter Average Assets)
Actual Amount	6,977	6,522
Actual Ratio	8.80%	8.80%
Minimum to qualify as well capitalized amount	3,983	3,725
Minimum to qualify as well capitalized ratio	5.00%	5.00%
The Northern Trust Company
Total Capital to Risk-Weighted Assets
Actual Amount	6,440	6,044
Actual Ratio	16.20%	16.10%
Minimum to qualify as well capitalized amount	3,978	3,751
Minimum to qualify as well capitalized ratio	10.00%	10.00%
Tier 1 Capital to Risk-Weighted Assets
Actual Amount	5,293	4,756
Actual Ratio	13.30%	12.70%
Minimum to qualify as well capitalized amount	2,387	2,250
Minimum to qualify as well capitalized ratio	6.00%	6.00%
Tier 1 Capital (to Fourth Quarter Average Assets)
Actual Amount	5,293	4,756
Actual Ratio	8.00%	7.70%
Minimum to qualify as well capitalized amount	3,323	3,073
Minimum to qualify as well capitalized ratio	5.00%	5.00%
Northern Trust, NA
Total Capital to Risk-Weighted Assets
Actual Amount	1,461	1,170
Actual Ratio	13.90%	11.00%
Minimum to qualify as well capitalized amount	1,050	1,061
Minimum to qualify as well capitalized ratio	10.00%	10.00%
Tier 1 Capital to Risk-Weighted Assets
Actual Amount	1,301	1,010
Actual Ratio	12.40%	9.50%
Minimum to qualify as well capitalized amount	630	637
Minimum to qualify as well capitalized ratio	6.00%	6.00%
Tier 1 Capital (to Fourth Quarter Average Assets)
Actual Amount	1,301	1,010
Actual Ratio	10.80%	8.20%
Minimum to qualify as well capitalized amount	$ 602	$ 615
Minimum to qualify as well capitalized ratio	5.00%	5.00%

Condensed Balance Sheet (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
ASSETS
Cash on Deposit with Subsidiary Bank	$ 2,818	$ 2,491.8	$ 2,648.2	$ 3,921.6
Time Deposits with Subsidiary Banks	15,351.3	12,905.2
Securities	21,281.9	18,633.4
Buildings and Equipment	504.5	543.5
Other Assets	3,888.9	3,651.7
Total Assets	83,843.9	82,141.5	82,053.6
LIABILITIES
Long-Term Debt	2,729.3	2,837.8
Floating Rate Capital Debt	276.9	276.8
Other Liabilities	2,921.8	3,116.1
Total Liabilities	77,013.6	75,829.4
STOCKHOLDERS' EQUITY
Common Stock	408.6	408.6
Additional Paid-in Capital	920	888.3
Retained Earnings	5,972.1	5,576
Accumulated Other Comprehensive Loss	(305.3)	(361.6)	(494.9)	(90.3)
Treasury Stock	(165.1)	(199.2)
Total Stockholders' Equity	6,830.3	6,312.1	6,389.4
Total Liabilities and Stockholders' Equity	83,843.9	82,141.5
Parent Company
ASSETS
Cash on Deposit with Subsidiary Bank	6.8	6.5	22.5	0.2
Time Deposits with Subsidiary Banks	1,561.2	1,484
Securities	118.2	10.1
Buildings and Equipment	3.4	3.4
Other Assets	339.5	371.9
Total Assets	9,295.4	8,254.5
LIABILITIES
Long-Term Debt	1,896.1	1,390.5
Floating Rate Capital Debt	276.9	276.8
Other Liabilities	292.1	275.1
Total Liabilities	2,465.1	1,942.4
STOCKHOLDERS' EQUITY
Common Stock	408.6	408.6
Additional Paid-in Capital	920	888.3
Retained Earnings	5,972.1	5,576
Accumulated Other Comprehensive Loss	(305.3)	(361.6)
Treasury Stock	(165.1)	(199.2)
Total Stockholders' Equity	6,830.3	6,312.1
Total Liabilities and Stockholders' Equity	9,295.4	8,254.5
Parent Company | Banks Industry
ASSETS
Advances to Wholly-Owned Subsidiaries	285	285
Investments in Wholly-Owned Subsidiaries	6,855.1	5,959.9
Parent Company | Nonbank Subsidiaries
ASSETS
Advances to Wholly-Owned Subsidiaries	5	5
Investments in Wholly-Owned Subsidiaries	$ 121.2	$ 128.7

Condensed Statement of Income (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
OPERATING INCOME
Total Operating Income	$ 3,647.7	[1]	$ 3,786.9	[1]	$ 4,278.5	[1]
OPERATING EXPENSES
Interest Expense	378		406.2		1,399.4
Other Operating Expenses	270		136.3		786.3
Income (Loss) before Income Taxes and Equity in Undistributed Net Income of Subsidiaries	989.8		1,255.2		1,275.7
Benefit (Expense) for Income Taxes	(320.3)		(391)		(480.9)
Net Income	669.5		864.2		794.8
Net Income Applicable to Common Stock	669.5		753.1		782.8
Parent Company
OPERATING INCOME
Intercompany Interest and Other Charges	11.4		10.1		39.3
Interest and Other Income	6.9		13.7		(13.2)
Total Operating Income	85.5		459.4		112.5
OPERATING EXPENSES
Interest Expense	50.8		45.7		39.1
Other Operating Expenses	15.4		(93.2)		367.8
Total Operating Expenses	66.2		(47.5)		406.9
Income (Loss) before Income Taxes and Equity in Undistributed Net Income of Subsidiaries	19.3		506.9		(294.4)
Benefit (Expense) for Income Taxes	23		(25)		160.2
Income (Loss) before Equity in Undistributed Net Income of Subsidiaries	42.3		481.9		(134.2)
Net Income	669.5		864.2		794.8
Net Income Applicable to Common Stock	669.5		753.1		782.8
Equity in Undistributed Net Income of Subsidiaries	620.9		382.2		929
Parent Company | Banks Industry
OPERATING INCOME
Dividends from Subsidiaries			410		30
OPERATING EXPENSES
Equity in Undistributed Net Income of Subsidiaries	636.9		364.7		918.7
Parent Company | Nonbank Subsidiaries
OPERATING INCOME
Dividends from Subsidiaries	67.2		25.6		56.4
OPERATING EXPENSES
Equity in Undistributed Net Income of Subsidiaries	$ (9.7)		$ 17.6		$ 10.3

[1]	Revenue is comprised of net interest income and noninterest income.

Condensed Statement of Cash Flows (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
OPERATING ACTIVITIES:
Net Income	$ 669.5	$ 864.2	$ 794.8
Adjustments to Reconcile Net Income to Net Cash Provided by (Used in) Operating Activities:
Client Support-Related Charges (Benefit)		(109.3)	320.3
Capital Support Agreement Payments		(204.8)
Increase (Decrease) in Accrued Income Taxes	153.5	61.4	(89.8)
Other Operating Activities, net	142.4	(197.4)	(66)
Net Cash Provided by (Used in) Operating Activities	790.2	1,014.7	855.3
INVESTING ACTIVITIES:
Net Increase in Time Deposits with Banks	(2,446.1)	3,815.8	4,539
Purchases of Securities - Available for Sale	(14,697)	(14,053)	(15,324)
Proceeds from Sale, Maturity and Redemption of Securities - Available for Sale	11,432.5	11,925.9	8,267.1
Other Investing Activities, net	521.2	(148.4)	(186.6)
Net Cash Provided by (Used in) Investing Activities	(1,768)	(1,678.6)	(14,347.2)
FINANCING ACTIVITIES:
Net Increase in Senior Notes	1,142.7	500	1,864.8
Proceeds from Common Stock Issuance		834.1
Proceeds from Preferred Stock - Series B and Warrant to Purchase Common Stock			1,576
Redemption of Preferred Stock - Series B		(1,576)
Cash Dividends Paid on Preferred Stock		(46.6)
Repurchase of Warrant to Purchase Common Stock		(87)
Treasury Stock Purchased	(5.9)	(10.7)	(68.3)
Cash Dividends Paid on Common Stock	(273.2)	(260.3)	(247.7)
Net Proceeds from Stock Options	70.6	38.9	161.9
Other, net	1.2	(140.7)	53
Net Cash Provided by (Used in) Financing Activities	1,145.1	421.2	12,376.1
Increase (Decrease) in Cash and Due from Banks	326.2	(156.4)	(1,273.4)
Cash and Due from Banks at Beginning of Year	2,491.8	2,648.2	3,921.6
Cash and Due from Banks at End of Year	2,818	2,491.8	2,648.2
Parent Company
OPERATING ACTIVITIES:
Net Income	669.5	864.2	794.8
Adjustments to Reconcile Net Income to Net Cash Provided by (Used in) Operating Activities:
Equity in Undistributed Net Income of Subsidiaries	(620.9)	(382.2)	(929)
Decrease in Prepaid Expenses	1.2	2	1.4
Client Support-Related Charges (Benefit)		(109.3)	320.3
Capital Support Agreement Payments		(204.8)
Increase (Decrease) in Accrued Income Taxes	61.8	283.6	(290.5)
Other Operating Activities, net	(13.3)	20.4	77.9
Net Cash Provided by (Used in) Operating Activities	98.3	473.9	(25.1)
INVESTING ACTIVITIES:
Net Increase in Time Deposits with Banks	(77.2)	(268)	(830.2)
Purchases of Securities - Available for Sale	(109.7)		(468.9)
Proceeds from Sale, Maturity and Redemption of Securities - Available for Sale	4.7	411.8
Net Increase in Capital Investments in Subsidiaries	(204.8)	(42)	(521.3)
Advances to Wholly-Owned Subsidiaries			(10)
Other Investing Activities, net	(0.9)	(7.9)	11.1
Net Cash Provided by (Used in) Investing Activities	(387.9)	93.9	(1,819.3)
FINANCING ACTIVITIES:
Net Increase in Senior Notes	497.2	500	396.9
Proceeds from Common Stock Issuance		834.1
Proceeds from Preferred Stock - Series B and Warrant to Purchase Common Stock			1,576
Redemption of Preferred Stock - Series B		(1,576)
Cash Dividends Paid on Preferred Stock		(46.6)
Repurchase of Warrant to Purchase Common Stock		(87)
Treasury Stock Purchased	(5.9)	(10.7)	(68.3)
Cash Dividends Paid on Common Stock	(273.2)	(260.3)	(247.7)
Net Proceeds from Stock Options	70.6	38.9	161.9
Other, net	1.2	23.8	47.9
Net Cash Provided by (Used in) Financing Activities	289.9	(583.8)	1,866.7
Increase (Decrease) in Cash and Due from Banks	0.3	(16)	22.3
Cash and Due from Banks at Beginning of Year	6.5	22.5	0.2
Cash and Due from Banks at End of Year	$ 6.8	$ 6.5	$ 22.5